                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07797
                                   ---------------------------------------------

                         SunAmerica Focused Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period: October 31, 2005
                         -------------------------


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Item 1.   Reports to Stockholders

          SunAmerica Focused Series, Inc. Annual Report at October 31, 2005.

[GRAPHIC]

AIG SUNAMERICA
FOCUSED PORTFOLIOS
2005 ANNUAL REPORT

- FOCUSED ASSET ALLOCATION STRATEGIES

- FOCUSED PORTFOLIOS

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

OCTOBER 31, 2005                                                   ANNUAL REPORT

SUNAMERICA FOCUSED PORTFOLIOS

SunAmerica Focused Asset Allocation Strategies

    Focused Equity Strategy Portfolio (FESAX)

    Focused Multi-Asset Strategy Portfolio (FASAX)

    Focused Balanced Strategy Portfolio (FBAAX)

    Focused Fixed Income and Equity Strategy Portfolio (FFEAX)

    Focused Fixed Income Strategy Portfolio (N/A)

SunAmerica Focused Large-Cap Growth Portfolio (SSFAX)

SunAmerica Focused Multi-Cap Growth Portfolio (SSAAX)

SunAmerica Focused Mid-Cap Growth Portfolio (N/A)

SunAmerica Focused Small-Cap Growth Portfolio (NSKAX)

SunAmerica Focused Large-Cap Value Portfolio (SSLAX)

SunAmerica Focused Multi-Cap Value Portfolio (SFVAX)

SunAmerica Focused Mid-Cap Value Portfolio (N/A)

SunAmerica Focused Small-Cap Value Portfolio (SSSAX)

SunAmerica Focused Growth and Income Portfolio (FOGAX)

SunAmerica Focused International Equity Portfolio (SFINX)

SunAmerica Focused Technology Portfolio (STNAX)

SunAmerica Focused Dividend Strategy Portfolio (FDSAX)

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TABLE OF CONTENTS

A Message from the President                                                                         1

Expense Example                                                                                      3

Statement of Assets and Liabilities                                                                  8

Statement of Operations                                                                             16

Statement of Changes in Net Assets                                                                  21

Financial Highlights                                                                                27

Portfolio of Investments                                                                            42

Notes to Financial Statements                                                                       78

Report of Independent Registered Public Accounting Firm                                            110

Approval of Advisory Agreements                                                                    111

Director and Officer Information                                                                   117

Shareholder Tax Information                                                                        119

Comparisons: Portfolios vs. Indexes                                                                121

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

A MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDERS:

     We are pleased to present this annual update for the SunAmerica Focused Portfolios for the period ended October 31, 2005.

     SunAmerica Focused Portfolios' managers were able to add value for our investors during a 12-month period when equity indices moved higher across the board, with all styles and capitalization ranges posting gains. Indeed, on an absolute basis, all of the Portfolios produced positive returns. Six of the ten regular SunAmerica Focused Portfolios with a seasoned track record outperformed their respective benchmark index and/or Lipper peer group for the 12-month period ended October 31, 2005. Four of the five Focused Asset Allocation Strategies did the same.

     Plus, AIG SunAmerica Asset Management Corp. continued to enhance its array of focused investment options to help you and your adviser fulfill your asset allocation objectives.

     - We introduced Focused Mid-Cap Growth Portfolio and Focused Mid-Cap Value Portfolio to our lineup of Focused Portfolios, thus rounding out our Focused family. These style-specific funds invest in stocks of mid-cap companies, which are often small enough to adapt quickly to changing market conditions and trends yet mature enough to have successful products and experienced management.

        While different segments of the equity market outperform at different times in the economic cycle, it may be worth noting that for the calendar year 2004, for the third quarter of 2005 and for the year-to-date and 12-month periods ended October 31, 2005, mid-capitalization stocks performed best, outpacing both their small-cap and large-cap counterparts. Clearly, mid-cap stocks have become increasingly important to a well-rounded equity asset allocation strategy, and thus one of our primary goals in introducing these two Portfolios was to offer our shareholders the opportunity to capture the potential of this equity class through these distinct and focused asset allocation products.

     - We re-named Focused 2000 Growth Portfolio and Focused 2000 Value Portfolio to Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio, respectively. In connection with the name changes, the Portfolios also implemented changes to their principal investment techniques. The Focused Small-Cap Growth Portfolio and the Focused Small-Cap Value Portfolio now invest at least 80% of net assets in the securities of large-cap companies with characteristics similar to those companies contained in the Russell 2000 Growth Index and Russell 2000 Value Index, respectively.

     - We enthusiastically welcomed several new portfolio managers during this period and are extremely proud that many world-class managers lend their stock-picking talents and market insights to our SunAmerica Focused Portfolios.

     SunAmerica Focused Large-Cap Growth Portfolio was the first multi-managed focused mutual fund on Wall Street. Today, SunAmerica's family of Focused Portfolios includes 12 mutual funds. The SunAmerica Focused Portfolios generally feature up to three world class managers, each of whom selects his or her 10 favorite stocks for the fund.(1) We believe this focused strategy, which is used by many institutional investors, offers efficient asset allocation opportunities(2) and avoids portfolio dilution and overdiversification. According to Modern Portfolio Theory, investors do not receive any additional diversification benefits in any single asset class with portfolios holding more than 20 to 30 stocks.(1),(3) Whether you invest in the Focused Portfolios separately and pursue your own asset allocation model, or

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whether, in seeking a complete asset allocation solution, you invest in a predetermined mix of Focused Portfolios through our Focused Asset Allocation Strategies, we believe the multi-managed, style-specific portfolios we offer provide essential building blocks for a well-constructed equity portfolio.

     On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Focused Portfolios for the 12-month period. Of course, you will also find a comprehensive view of the Portfolios' performance and our management strategies along with a discussion from one manager of each of the Portfolios.

     We thank you for being a part of the SunAmerica Focused Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
PRESIDENT & CEO
AIG SunAmerica Asset Management Corp.


(1)Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Due to potential overlap in each manager's selection, some portfolios may hold less than 30 stocks. The managers in the Focused Small-Cap Growth and Focused Small-Cap Value portfolios each select 20 stocks due to liquidity issues, so each of these portfolios may hold as many as 60 stocks. The Focused Dividend Strategy is a passively-managed, concentrated value portfolio of 30 high dividend-yielding stocks from the Dow Jones Industrial Average and the broader market. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by AIG SunAmerica Asset Management Corp.

(2)Asset allocation does not guarantee profit, nor does it protect against loss.

(3)Source: PORTFOLIO SELECTION, 2nd edition, 1991. As cited in A RANDOM WALK DOWN WALL STREET, Malkiel, Burton. Norton and Company. 1999.

----------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

EXPENSE EXAMPLE -- OCTOBER 31, 2005 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Focused International Equity Portfolio only) and
(2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at May 1, 2005 and held until October 31, 2005.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended October 31, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, and Class Z the "Expenses Paid During the six months ended October 31, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended October 31, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended October 31, 2005" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, and Class Z the "Expenses Paid During the six months ended October 31, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended October 31, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended October 31, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only); small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

                                              ACTUAL                                     HYPOTHETICAL
                           --------------------------------------------  --------------------------------------------
                                                                                        ENDING ACCOUNT
                                          ENDING ACCOUNT  EXPENSES PAID                  VALUE USING    EXPENSES PAID
                                            VALUE USING    DURING THE                   A HYPOTHETICAL   DURING THE      EXPENSE
                             BEGINNING        ACTUAL       SIX MONTHS      BEGINNING      5% ASSUMED     SIX MONTHS       RATIO
                           ACCOUNT VALUE     RETURN AT        ENDED      ACCOUNT VALUE    RETURN AT         ENDED         AS OF
                             AT MAY 1,      OCTOBER 31,    OCTOBER 31,     AT MAY 1,     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,
PORTFOLIO                      2005            2005           2005*          2005           2005            2005*         2005*
-------------------------  -------------  --------------  -------------  -------------  --------------  -------------  -----------
Focused Equity Strategy+#
  Class A                  $    1,000.00  $     1,094.76  $        1.16  $    1,000.00  $     1,024.10  $        1.12         0.22%
  Class B                  $    1,000.00  $     1,091.56  $        4.64  $    1,000.00  $     1,020.77  $        4.48         0.88%
  Class C                  $    1,000.00  $     1,091.56  $        4.48  $    1,000.00  $     1,020.92  $        4.33         0.85%
  Class I                  $    1,000.00  $     1,095.46  $        0.79  $    1,000.00  $     1,024.45  $        0.77         0.15%
Focused Multi-Asset
  Strategy+#
  Class A                  $    1,000.00  $     1,067.52  $        1.09  $    1,000.00  $     1,024.15  $        1.07         0.21%
  Class B                  $    1,000.00  $     1,063.65  $        4.53  $    1,000.00  $     1,020.82  $        4.43         0.87%
  Class C                  $    1,000.00  $     1,063.61  $        4.42  $    1,000.00  $     1,020.92  $        4.33         0.85%
Focused Balanced
  Strategy+#
  Class A                  $    1,000.00  $     1,064.52  $        1.09  $    1,000.00  $     1,024.15  $        1.07         0.21%
  Class B                  $    1,000.00  $     1,060.48  $        4.52  $    1,000.00  $     1,020.82  $        4.43         0.87%
  Class C                  $    1,000.00  $     1,061.05  $        4.31  $    1,000.00  $     1,021.02  $        4.23         0.83%
  Class I                  $    1,000.00  $     1,064.83  $        0.78  $    1,000.00  $     1,024.45  $        0.77         0.15%
Focused Fixed Income
  and Equity Strategy+#
  Class A                  $    1,000.00  $     1,035.82  $        1.28  $    1,000.00  $     1,023.95  $        1.28         0.25%
  Class B                  $    1,000.00  $     1,032.46  $        4.61  $    1,000.00  $     1,020.67  $        4.58         0.90%
  Class C                  $    1,000.00  $     1,032.46  $        4.61  $    1,000.00  $     1,020.67  $        4.58         0.90%
  Class I                  $    1,000.00  $     1,036.36  $        0.77  $    1,000.00  $     1,024.45  $        0.77         0.15%
Focused Fixed Income
  Strategy+#
  Class A                  $    1,000.00  $     1,009.44  $        1.27  $    1,000.00  $     1,023.95  $        1.28         0.25%
  Class B                  $    1,000.00  $     1,006.93  $        4.55  $    1,000.00  $     1,020.67  $        4.58         0.90%
  Class C                  $    1,000.00  $     1,006.93  $        4.55  $    1,000.00  $     1,020.67  $        4.58         0.90%
Focused Large-Cap
  Growth@
  Class A                  $    1,000.00  $     1,087.30  $        8.00  $    1,000.00  $     1,017.54  $        7.73         1.52%
  Class B                  $    1,000.00  $     1,083.07  $       11.55  $    1,000.00  $     1,014.12  $       11.17         2.20%
  Class C                  $    1,000.00  $     1,083.71  $       11.45  $    1,000.00  $     1,014.22  $       11.07         2.18%
  Class Z                  $    1,000.00  $     1,090.42  $        4.85  $    1,000.00  $     1,020.57  $        4.69         0.92%
Focused Multi-Cap
  Growth@#
  Class A                  $    1,000.00  $     1,120.61  $        9.19  $    1,000.00  $     1,016.53  $        8.74         1.72%
  Class B                  $    1,000.00  $     1,116.66  $       12.64  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,116.72  $       12.64  $    1,000.00  $     1,013.26  $       12.03         2.37%
Focused Mid-Cap
  Growth(1)#
  Class A                  $    1,000.00  $       987.20  $        4.21  $    1,000.00  $     1,016.53  $        8.74         1.72%
  Class B                  $    1,000.00  $       985.60  $        5.80  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $       985.60  $        5.80  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class I                  $    1,000.00  $       987.20  $        3.97  $    1,000.00  $     1,017.04  $        8.24         1.62%

                                              ACTUAL                                     HYPOTHETICAL
                           --------------------------------------------  --------------------------------------------
                                                                                        ENDING ACCOUNT
                                          ENDING ACCOUNT  EXPENSES PAID                  VALUE USING    EXPENSES PAID
                                           VALUE USING     DURING THE                   A HYPOTHETICAL    DURING THE    EXPENSE
                             BEGINNING       ACTUAL        SIX MONTHS      BEGINNING     5% ASSUMED      SIX MONTHS      RATIO
                           ACCOUNT VALUE    RETURN AT         ENDED      ACCOUNT VALUE    RETURN AT         ENDED        AS OF
                             AT MAY 1,     OCTOBER 31,     OCTOBER 31,     AT MAY 1,     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,
PORTFOLIO                      2005           2005            2005*           2005           2005           2005*         2005*
-------------------------  -------------  --------------  -------------  -------------  --------------  -------------  -----------
Focused Small-Cap
  Growth@(1)#
  Class A                  $    1,000.00  $     1,107.28  $        9.14  $    1,000.00  $     1,016.53  $        8.74         1.72%
  Class B                  $    1,000.00  $     1,103.38  $       12.56  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,103.72  $       12.57  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class I                  $    1,000.00  $     1,107.25  $        8.60  $    1,000.00  $     1,017.04  $        8.24         1.62%
Focused Large-Cap
  Value@#
  Class A                  $    1,000.00  $     1,107.59  $        8.77  $    1,000.00  $     1,016.89  $        8.39         1.65%
  Class B                  $    1,000.00  $     1,103.64  $       12.57  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,104.18  $       12.57  $    1,000.00  $     1,013.26  $       12.03         2.37%
Focused Multi-Cap
  Value@#
  Class A                  $    1,000.00  $     1,035.57  $        8.82  $    1,000.00  $     1,016.53  $        8.74         1.72%
  Class B                  $    1,000.00  $     1,032.57  $       12.14  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,032.59  $       12.14  $    1,000.00  $     1,013.26  $       12.03         2.37%
Focused Mid-Cap
  Value(1)#
  Class A                  $    1,000.00  $       980.80  $        4.20  $    1,000.00  $     1,016.53  $        8.74         1.72%
  Class B                  $    1,000.00  $       979.20  $        5.78  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $       979.20  $        5.78  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class I                  $    1,000.00  $       980.80  $        3.96  $    1,000.00  $     1,017.04  $        8.24         1.62%
Focused Small-Cap
  Value@(1)#
  Class A                  $    1,000.00  $     1,058.32  $        8.72  $    1,000.00  $     1,016.74  $        8.54         1.68%
  Class B                  $    1,000.00  $     1,054.84  $       12.27  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,054.72  $       12.27  $    1,000.00  $     1,013.26  $       12.03         2.37%
Focused Growth and
  Income@#
  Class A                  $    1,000.00  $     1,041.43  $        8.85  $    1,000.00  $     1,016.53  $        8.74         1.72%
  Class B                  $    1,000.00  $     1,038.31  $       12.18  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,038.34  $       12.18  $    1,000.00  $     1,013.26  $       12.03         2.37%
Focused International
  Equity@#
  Class A                  $    1,000.00  $     1,110.65  $       10.37  $    1,000.00  $     1,015.38  $        9.91         1.95%
  Class B                  $    1,000.00  $     1,107.45  $       13.81  $    1,000.00  $     1,012.10  $       13.19         2.60%
  Class C                  $    1,000.00  $     1,107.65  $       13.81  $    1,000.00  $     1,012.10  $       13.19         2.60%
Focused Technology@#
  Class A                  $    1,000.00  $     1,229.70  $       11.07  $    1,000.00  $     1,015.27  $       10.01         1.97%
  Class B                  $    1,000.00  $     1,226.53  $       14.70  $    1,000.00  $     1,012.00  $       13.29         2.62%
  Class C                  $    1,000.00  $     1,228.57  $       14.72  $    1,000.00  $     1,012.00  $       13.29         2.62%

                                              ACTUAL                                     HYPOTHETICAL
                           --------------------------------------------  --------------------------------------------
                                                                                        ENDING ACCOUNT
                                          ENDING ACCOUNT  EXPENSES PAID                  VALUE USING    EXPENSES PAID
                                           VALUE USING     DURING THE                   A HYPOTHETICAL    DURING THE    EXPENSE
                             BEGINNING       ACTUAL        SIX MONTHS      BEGINNING     5% ASSUMED      SIX MONTHS      RATIO
                           ACCOUNT VALUE    RETURN AT         ENDED      ACCOUNT VALUE    RETURN AT         ENDED        AS OF
                             AT MAY 1,     OCTOBER 31,     OCTOBER 31,     AT MAY 1,     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,
PORTFOLIO                      2005           2005            2005*           2005           2005           2005*         2005*
-------------------------  -------------  --------------  -------------  -------------  --------------  -------------  -----------
Focused Dividend
  Strategy#
  Class A                  $    1,000.00  $       989.90  $        4.76  $    1,000.00  $     1,020.42  $        4.84         0.95%
  Class B                  $    1,000.00  $       986.49  $        8.01  $    1,000.00  $     1,017.14  $        8.13         1.60%
  Class C                  $    1,000.00  $       987.28  $        8.01  $    1,000.00  $     1,017.14  $        8.13         1.60%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days, except for the Focused Mid-Cap Growth and Focused Mid-Cap Value Portfolios' "Actual Return" information which was multiplied by 90 days divided by 365. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only), small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended October 31, 2005" and the "Expense Ratios" would have been lower.
+ Does not include the expenses of the underlying Funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.
(1) See Note 1
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

                                              ACTUAL                                     HYPOTHETICAL
                           --------------------------------------------  --------------------------------------------
                                                                                        ENDING ACCOUNT
                                          ENDING ACCOUNT                                 VALUE USING
                                           VALUE USING    EXPENSES PAID                 A HYPOTHETICAL  EXPENSES PAID    EXPENSE
                             BEGINNING       ACTUAL        DURING THE      BEGINNING     5% ASSUMED      DURING THE       RATIO
                           ACCOUNT VALUE    RETURN AT     PERIOD ENDED   ACCOUNT VALUE    RETURN AT     PERIOD ENDED      AS OF
                             AT MAY 1,     OCTOBER 31,     OCTOBER 31,     AT MAY 1,     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,
PORTFOLIO                      2005           2005            2005*          2005           2005            2005*         2005*
-------------------------  -------------  --------------  -------------  -------------  --------------  -------------  -----------
Focused Large-Cap
  Growth
  Class A                  $    1,000.00  $     1,087.30  $        7.79  $    1,000.00  $     1,017.74  $        7.53         1.48%
  Class B                  $    1,000.00  $     1,083.07  $       11.34  $    1,000.00  $     1,014.32  $       10.97         2.16%
  Class C                  $    1,000.00  $     1,083.71  $       11.24  $    1,000.00  $     1,014.42  $       10.87         2.14%
  Class Z                  $    1,000.00  $     1,090.42  $        4.64  $    1,000.00  $     1,020.77  $        4.48         0.88%
Focused Multi-Cap
  Growth#
  Class A                  $    1,000.00  $     1,120.61  $        9.14  $    1,000.00  $     1,016.59  $        8.69         1.71%
  Class B                  $    1,000.00  $     1,116.66  $       12.59  $    1,000.00  $     1,013.31  $       11.98         2.36%
  Class C                  $    1,000.00  $     1,116.72  $       12.59  $    1,000.00  $     1,013.31  $       11.98         2.36%
Focused Small-Cap
  Growth(1)#
  Class A                  $    1,000.00  $     1,107.28  $        9.14  $    1,000.00  $     1,016.53  $        8.74         1.71%
  Class B                  $    1,000.00  $     1,103.38  $       12.56  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,103.72  $       12.57  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class I                  $    1,000.00  $     1,107.25  $        8.60  $    1,000.00  $     1,017.04  $        8.24         1.62%

                                              ACTUAL                                     HYPOTHETICAL
                           --------------------------------------------  --------------------------------------------
                                                                                        ENDING ACCOUNT
                                          ENDING ACCOUNT                                 VALUE USING
                                           VALUE USING    EXPENSES PAID                 A HYPOTHETICAL  EXPENSES PAID    EXPENSE
                             BEGINNING       ACTUAL        DURING THE      BEGINNING     5% ASSUMED      DURING THE       RATIO
                           ACCOUNT VALUE    RETURN AT     PERIOD ENDED   ACCOUNT VALUE    RETURN AT     PERIOD ENDED      AS OF
                             AT MAY 1,     OCTOBER 31,     OCTOBER 31,     AT MAY 1,     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,
PORTFOLIO                      2005           2005            2005*          2005           2005            2005*         2005*
-------------------------  -------------  --------------  -------------  -------------  --------------  -------------  -----------
Focused Large-Cap Value#
  Class A                  $    1,000.00  $     1,107.59  $        8.77  $    1,000.00  $     1,016.89  $        8.39         1.65%
  Class B                  $    1,000.00  $     1,103.64  $       12.57  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,104.18  $       12.57  $    1,000.00  $     1,013.26  $       12.03         2.37%
Focused Multi-Cap
  Value#
  Class A                  $    1,000.00  $     1,035.57  $        8.82  $    1,000.00  $     1,016.53  $        8.74         1.72%
  Class B                  $    1,000.00  $     1,032.57  $       12.14  $    1,000.00  $     1,013.26  $       12.03         2.37%
  Class C                  $    1,000.00  $     1,032.59  $       12.14  $    1,000.00  $     1,013.26  $       12.03         2.37%
Focused Small-Cap
  Value(1)#
  Class A                  $    1,000.00  $     1,058.32  $        8.46  $    1,000.00  $     1,016.99  $        8.29         1.63%
  Class B                  $    1,000.00  $     1,054.84  $       12.02  $    1,000.00  $     1,013.51  $       11.77         2.32%
  Class C                  $    1,000.00  $     1,054.72  $       12.02  $    1,000.00  $     1,013.51  $       11.77         2.32%
Focused Growth and
  Income#
  Class A                  $    1,000.00  $     1,041.43  $        8.70  $    1,000.00  $     1,016.69  $        8.59         1.69%
  Class B                  $    1,000.00  $     1,038.31  $       12.07  $    1,000.00  $     1,013.36  $       11.93         2.35%
  Class C                  $    1,000.00  $     1,038.34  $       12.07  $    1,000.00  $     1,013.36  $       11.93         2.35%
Focused International
  Equity#
  Class A                  $    1,000.00  $     1,110.65  $       10.27  $    1,000.00  $     1,015.48  $        9.80         1.93%
  Class B                  $    1,000.00  $     1,107.45  $       13.70  $    1,000.00  $     1,012.20  $       13.09         2.58%
  Class C                  $    1,000.00  $     1,107.65  $       13.71  $    1,000.00  $     1,012.20  $       13.09         2.58%
Focused Technology#
  Class A                  $    1,000.00  $     1,229.70  $       11.02  $    1,000.00  $     1,015.32  $        9.96         1.96%
  Class B                  $    1,000.00  $     1,226.53  $       14.65  $    1,000.00  $     1,012.05  $       13.24         2.61%
  Class C                  $    1,000.00  $     1,228.57  $       14.72  $    1,000.00  $     1,012.00  $       13.29         2.62%

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005

                                          FOCUSED            FOCUSED           FOCUSED            FOCUSED          FOCUSED
                                          EQUITY           MULTI-ASSET        BALANCED       FIXED INCOME AND    FIXED INCOME
                                          STRATEGY           STRATEGY         STRATEGY        EQUITY STRATEGY      STRATEGY
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
                                       ---------------------------------------------------------------------------------------
ASSETS:
Long-term investment
  securities, at value
  (unaffiliated)*                      $            --   $            --   $            --   $             --   $           --
Long-term investment
  securities, at value
  (affiliated)*                            602,705,011       720,681,755       486,791,427         73,935,766       31,674,093
Short-term investment
  securities, at value*                             --                --                --                 --               --
Repurchase agreements (cost
  equals market value)                              --                --                --                 --               --
                                       ---------------   ---------------   ---------------   ----------------   --------------
Total investments                          602,705,011       720,681,755       486,791,427         73,935,766       31,674,093
                                       ---------------   ---------------   ---------------   ----------------   --------------
Cash                                                 7                --                10                 --               --
Foreign cash*                                       --                --                --                 --               --
Receivable for--
  Fund shares sold                           1,323,448         1,312,029           764,916            243,311           47,595
  Dividends and interest                            --                --                --                 --               --
  Investments sold                                  --                --                --                 --               --
Prepaid expenses and other assets                4,188             4,536             3,501                647              264
Due from investment advisor
  for expense
  reimbursements/fee waivers                        --             1,692                --                 --               --
Variation margin on futures
  contracts                                         --                --                --                 --               --
Unrealized appreciation on
  forward foreign currency
  contracts                                         --                --                --                 --               --
                                       ---------------   ---------------   ---------------   ----------------   --------------
Total assets                               604,032,654       722,000,012       487,559,854         74,179,724       31,721,952
                                       ---------------   ---------------   ---------------   ----------------   --------------

LIABILITIES:
Payable for--
  Fund shares redeemed                         909,855         1,164,326           782,884            101,941           38,534
  Investments purchased                             --                --                --                 --               --
  Investment advisory and
    management fees                             50,455            60,631            41,135              6,259            2,731
  Distribution and service
    maintenance fees                           224,591           270,651           179,865             24,746           12,180
  Transfer agent fees and expenses              48,302            53,510            33,475              6,572            9,275
  Directors' fees and expenses                  10,352            10,339            10,485              1,970              766
  Other accrued expenses                        74,861            71,986            50,221             28,825           25,932
  Line of credit                                    --                --                --                 --               --
Dividends payable                                   --                --                --                 --           76,142
Due to investment advisor
  for expense recoupment                            33                --             1,876              3,987              475
                                       ---------------   ---------------   ---------------   ----------------   --------------
Total liabilities                            1,318,449         1,631,443         1,099,941            174,300          166,035
                                       ---------------   ---------------   ---------------   ----------------   --------------
Net Assets                             $   602,714,205   $   720,368,569   $   486,459,913   $     74,005,424   $   31,555,917
                                       ===============   ===============   ===============   ================   ==============
*Cost
Long-term investment
  securities (unaffiliated)            $            --   $            --   $            --   $             --   $           --
                                       ===============   ===============   ===============   ================   ==============
Long-term investment
  securities (affiliated)              $   547,048,143   $   636,024,608   $   460,865,742   $     71,861,209   $   31,584,755
                                       ===============   ===============   ===============   ================   ==============
Short-term investment securities       $            --   $            --   $            --   $             --   $           --
                                       ===============   ===============   ===============   ================   ==============
Foreign cash                           $            --   $            --   $            --   $             --   $           --
                                       ===============   ===============   ===============   ================   ==============

See Notes to Financial Statements

                                          FOCUSED            FOCUSED           FOCUSED           FOCUSED           FOCUSED
                                          EQUITY           MULTI-ASSET        BALANCED      FIXED INCOME AND     FIXED INCOME
                                          STRATEGY           STRATEGY         STRATEGY       EQUITY STRATEGY       STRATEGY
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       ---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par
  value(3 billion shares
  authorized)                          $         3,269   $         4,131   $         2,977   $           525   $           248
Paid-in capital                            525,201,023       628,437,891       441,429,482        69,754,780        31,665,275
                                       ---------------   ---------------   ---------------   ---------------   ---------------
                                           525,204,292       628,442,022       441,432,459        69,755,305        31,665,523
Accumulated undistributed
  net investment income (loss)                  (9,623)          451,206           273,541           138,795           (26,518)
Accumulated undistributed
  net realized gain (loss) on
  investments, futures contracts,
  options contracts, foreign
  exchange transactions and capital
  gain distributions received from
  underlying funds                          21,862,668         6,818,194        18,828,228         2,036,767          (172,426)
Unrealized appreciation
  (depreciation) on investments             55,656,868        84,657,147        25,925,685         2,074,557            89,338
Unrealized appreciation
  (depreciation) on futures
  contracts and options contracts                   --                --                --                --                --
Unrealized foreign exchange
  gain (loss) on other
  assets and liabilities                            --                --                --                --                --
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Net Assets                             $   602,714,205   $   720,368,569   $   486,459,913   $    74,005,424   $    31,555,917
                                       ===============   ===============   ===============   ===============   ===============
CLASS A:
Net assets                             $   184,509,350   $   225,664,128   $   144,667,898   $    28,582,558   $    10,109,114
Shares outstanding                           9,917,748        12,861,440         8,847,236         2,028,149           795,136
Net asset value and redemption
  price per share (excluding any
  applicable contingent
  deferred sales charge)               $         18.60   $         17.55   $         16.35   $         14.09   $         12.71
Maximum sales charge (5.75%
  of offering price)                              1.13              1.07              1.00              0.86              0.78
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Maximum offering price to
  public                               $         19.73   $         18.62   $         17.35   $         14.95   $         13.49
                                       ===============   ===============   ===============   ===============   ===============
CLASS B:
Net assets                             $   113,602,235   $   135,585,275   $   114,867,310   $    16,198,134   $     7,436,431
Shares outstanding                           6,188,198         7,799,250         7,036,504         1,150,575           585,427
Net asset value, offering
  and redemption price per
  share (excluding any
  applicable contingent
  deferred sales charge)               $         18.36   $         17.38   $         16.32   $         14.08   $         12.70
                                       ===============   ===============   ===============   ===============   ===============
CLASS C:
Net assets                             $   298,567,710   $   359,119,166   $   212,036,075   $    29,116,450   $    14,010,372
Shares outstanding                          16,263,387        20,653,899        12,971,180         2,067,925         1,103,152
Net asset value, offering
  and redemption price per
  share (excluding any
  applicable contingent
  deferred sales charge)               $         18.36   $         17.39   $         16.35   $         14.08   $         12.70
                                       ===============   ===============   ===============   ===============   ===============
CLASS I:
Net assets                             $     6,034,910  $             --   $    14,888,630   $       108,282   $            --
Shares outstanding                             324,550                --           910,967             7,683                --
Net asset value, offering
  and redemption price per share       $         18.59  $             --   $         16.34   $         14.09   $            --
                                       ===============   ===============   ===============   ===============   ===============
CLASS Z:
Net assets                             $            --   $            --   $            --   $            --   $            --
Shares outstanding                                  --                --                --                --                --
Net asset value, offering
  and redemption price per
  share                                $            --   $            --   $            --   $            --   $            --
                                       ===============   ===============   ===============   ===============   ===============

See Notes to Financial Statements

                                           FOCUSED           FOCUSED           FOCUSED           FOCUSED           FOCUSED
                                          LARGE-CAP         MULTI-CAP          MID-CAP          SMALL-CAP         LARGE-CAP
                                           GROWTH            GROWTH            GROWTH            GROWTH             VALUE
                                          PORTFOLIO         PORTFOLIO        PORTFOLIO+        PORTFOLIO+         PORTFOLIO
                                       ---------------------------------------------------------------------------------------
ASSETS:
Long-term investment
  securities, at value
  (unaffiliated)*                      $ 1,493,503,764   $   366,735,544   $    33,832,689   $   339,690,883   $   534,319,229
Long-term investment
  securities, at value
  (affiliated)*                                     --                --                --                --                --
Short-term investment
  securities, at value*                      7,819,646        32,800,000         2,277,000                --         7,737,000
Repurchase agreements (cost
  equals market value)                      10,798,000        15,430,000                --         1,987,000         4,845,000
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Total investments                        1,512,121,410       414,965,544        36,109,689       341,677,883       546,901,229
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Cash                                            44,784             7,718               500               761             1,106
Foreign cash*                                       --                --                --                --                --
Receivable for--
  Fund shares sold                             695,684           411,343            20,074           518,044           565,405
  Dividends and interest                     1,519,608             1,023             1,884               173           708,515
  Investments sold                          56,432,834         9,253,295            32,910         6,218,632                --
Prepaid expenses and other
  assets                                       745,815             8,097                37             2,841             4,192
Due from investment advisor for
  expense reimbursements/fee
  waivers                                           --                --            57,757                --                --
Variation margin on futures
  contracts                                         --                --                --                --            55,550
Unrealized appreciation on
  forward foreign currency
  contracts                                         --                --                --                --                --
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                             1,571,560,135       424,647,020        36,222,851       348,418,334       548,235,997
                                       ---------------   ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payable for--
  Fund shares redeemed                       3,069,945           612,978                --           827,104           908,162
  Investments purchased                     20,372,671        15,376,793                --         4,739,084                --
  Investment advisory and
    management fees                          1,110,995           336,678            24,730           288,193           452,333
  Distribution and service
    maintenance fees                           843,949           195,375            10,251           161,984           217,960
  Transfer agent fees and expenses             470,829           150,687             7,789            88,974           121,256
  Directors' fees and expenses                 161,466            51,702               302             9,304            19,425
  Other accrued expenses                       168,434           107,640            49,643            88,716            82,559
  Line of credit                                    --                --                --            98,735                --
Dividends payable                                   --                --                --                --                --
Due to investment advisor for
  expense recoupment                                --             2,431                --            27,010             4,640
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Total liabilities                           26,198,289        16,834,284            92,715         6,329,104         1,806,335
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Net Assets                             $ 1,545,361,846   $   407,812,736   $    36,130,136   $   342,089,230   $   546,429,662
                                       ===============   ===============   ===============   ===============   ===============
*Cost
Long-term investment securities
  (unaffiliated)                       $ 1,266,975,576   $   291,723,699   $    34,079,715   $   280,788,793   $   464,639,645
                                       ===============   ===============   ===============   ===============   ===============
Long-term investment securities
  (affiliated)                         $            --   $            --   $            --   $            --   $            --
                                       ===============   ===============   ===============   ===============   ===============
Short-term investment securities       $     7,819,646   $    32,800,000   $     2,277,000   $            --   $     7,737,000
                                       ===============   ===============   ===============   ===============   ===============
Foreign cash                           $            --   $            --   $            --   $            --   $            --
                                       ===============   ===============   ===============   ===============   ===============

+ See Note 1

See Notes to Financial Statements

                                           FOCUSED           FOCUSED           FOCUSED           FOCUSED           FOCUSED
                                          LARGE-CAP         MULTI-CAP          MID-CAP          SMALL-CAP         LARGE-CAP
                                           GROWTH            GROWTH            GROWTH            GROWTH             VALUE
                                          PORTFOLIO         PORTFOLIO        PORTFOLIO+        PORTFOLIO+         PORTFOLIO
                                       ---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par
  value (3 billion shares
  authorized)                          $         8,874   $         1,898   $           295   $         1,943   $         3,284
Paid-in capital                          1,774,791,877       398,899,536        36,617,468       252,387,153       454,165,411
                                       ---------------   ---------------   ---------------   ---------------   ---------------
                                         1,774,800,751       398,901,434        36,617,763       252,389,096       454,168,695
Accumulated undistributed
  net investment income (loss)                (159,200)          (51,192)               --            (8,803)          819,202
Accumulated undistributed
  net realized gain (loss) on
  investments, futures contracts,
  options contracts, foreign
  exchange transactions and capital
  gain distributions received from
  underlying funds                        (455,807,893)      (66,049,351)         (240,601)       30,806,847        21,790,962
Unrealized appreciation
  (depreciation) on investments            226,528,188        75,011,845          (247,026)       58,902,090        69,679,584
Unrealized appreciation
  (depreciation) on futures
  contracts and options contracts                   --                --                --                --           (28,781)
Unrealized foreign exchange
  gain (loss) on other
  assets and liabilities                            --                --                --                --                --
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Net Assets                             $ 1,545,361,846   $   407,812,736   $    36,130,136   $   342,089,230   $   546,429,662
                                       ===============   ===============   ===============   ===============   ===============
CLASS A:
Net assets                             $   724,609,763   $   264,942,311   $    35,944,527   $   222,190,109   $   437,074,239
Shares outstanding                          40,693,216        12,031,575         2,932,504        12,373,610        26,047,039
Net asset value and
  redemption price per share
  (excluding any applicable
  contingent deferred sales charge)    $         17.81   $         22.02   $         12.26   $         17.96   $         16.78
Maximum sales charge (5.75%
  of offering price)                              1.09              1.34              0.75              1.10              1.02
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Maximum offering price to public       $         18.90   $         23.36   $         13.01   $         19.06   $         17.80
                                       ===============   ===============   ===============   ===============   ===============
CLASS B:
Net assets                             $   342,067,096   $    85,579,694   $        55,984   $    37,563,436   $    36,285,824
Shares outstanding                          20,178,890         4,159,177             4,575         2,213,786         2,256,001
Net asset value, offering
  and redemption price per
  share (excluding any
  applicable contingent
  deferred sales charge)               $         16.95   $         20.58   $         12.24   $         16.97   $         16.08
                                       ===============   ===============   ===============   ===============   ===============
CLASS C:
Net assets                             $   398,269,713   $    57,290,731   $       105,057   $    75,343,285   $    73,069,599
Shares outstanding                          23,482,327         2,784,875             8,585         4,453,280         4,536,642
Net asset value, offering
  and redemption price per
  share (excluding any
  applicable contingent
  deferred sales charge)               $         16.96   $         20.57   $         12.24   $         16.92   $         16.11
                                       ===============   ===============   ===============   ===============   ===============
CLASS I:
Net assets                             $            --   $            --   $        24,568   $     6,992,400   $            --
Shares outstanding                                  --                --             2,004           384,751                --
Net asset value, offering
  and redemption price per share       $            --   $            --   $         12.26   $         18.17   $            --
                                       ===============   ===============   ===============   ===============   ===============
CLASS Z:
Net assets                             $    80,415,274   $            --   $            --   $            --   $            --
Shares outstanding                           4,386,482                --                --                --                --
Net asset value, offering
  and redemption price per share       $         18.33   $            --   $            --   $            --   $            --
                                       ===============   ===============   ===============   ===============   ===============

+ See Note 1

See Notes to Financial Statements

                                           FOCUSED           FOCUSED           FOCUSED           FOCUSED           FOCUSED
                                          MULTI-CAP          MID-CAP          SMALL-CAP          GROWTH         INTERNATIONAL
                                            VALUE             VALUE             VALUE          AND INCOME          EQUITY
                                          PORTFOLIO        PORTFOLIO+        PORTFOLIO+         PORTFOLIO         PORTFOLIO
                                       ---------------------------------------------------------------------------------------
ASSETS:
Long-term investment
  securities, at value
  (unaffiliated)*                      $   563,161,431   $    32,977,092   $   482,915,840   $   323,262,043   $   246,567,656
Long-term investment securities,
  at value (affiliated)*                            --                --                --                --                --
Short-term investment
  securities, at value*                             --         3,795,000        24,100,000                --                --
Repurchase agreements
  (cost equals market value)                26,693,000                --        13,757,000        13,778,000        13,389,000
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Total investments                          589,854,431        36,772,092       520,772,840       337,040,043       259,956,656
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Cash                                             1,918           118,599            58,415             2,104            82,684
Foreign cash*                                  288,583                --                --                --           218,712
Receivable for--
  Fund shares sold                             211,105            53,754           546,327           137,306           123,318
  Dividends and interest                     1,610,313               216           135,213           480,082           453,134
  Investments sold                                  --                --         6,552,925        12,014,524                --
Prepaid expenses and other assets                6,315                38            13,764             3,617             1,837
Due from investment advisor for
  expense reimbursements/fee waivers                --            60,768             4,393                --            28,458
Variation margin on futures contracts               --                --                --                --                --
Unrealized appreciation on forward
  foreign currency contracts                        --                --                --                --           465,026
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                               591,972,665        37,005,467       528,083,877       349,677,676       261,329,825
                                       ---------------   ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payable for--
  Fund shares redeemed                         956,085                --         1,307,870           932,284           251,180
  Investments purchased                             --           114,691        12,354,470         5,773,606         6,230,561
  Investment advisory
    and management fees                        509,751            25,262           441,055           292,428           269,798
  Distribution and service
    maintenance fees                           384,236            10,586           257,325           202,194           102,356
  Transfer agent fees and expenses             148,634             7,926           135,674           108,902            57,797
  Directors' fees and expenses                  48,869               302            22,257            28,449             5,649
  Other accrued expenses                       160,632            49,861            28,066            79,483            88,662
  Line of credit                                    --                --                --                --                --
Dividends payable                                   --                --                --                --                --
Due to investment advisor for
  expense recoupment                            10,837                --                --            24,737                --
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Total liabilities                            2,219,044           208,628        14,546,717         7,442,083         7,006,003
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Net Assets                             $   589,753,621   $    36,796,839   $   513,537,160   $   342,235,593   $   254,323,822
                                       ===============   ===============   ===============   ===============   ===============
*Cost
Long-term investment securities
  (unaffiliated)                       $   496,802,058   $    33,368,883   $   486,273,128   $   288,668,426   $   215,617,529
                                       ===============   ===============   ===============   ===============   ===============
Long-term investment
  securities (affiliated)              $            --   $            --   $            --   $            --   $            --
                                       ===============   ===============   ===============   ===============   ===============
Short-term investment securities       $            --   $     3,795,000   $    24,100,000   $            --   $            --
                                       ===============   ===============   ===============   ===============   ===============
Foreign cash                           $       288,475   $            --   $            --   $            --   $       218,666
                                       ===============   ===============   ===============   ===============   ===============

+ See Note 1

See Notes to Financial Statements

                                           FOCUSED           FOCUSED           FOCUSED           FOCUSED           FOCUSED
                                          MULTI-CAP          MID-CAP          SMALL-CAP          GROWTH         INTERNATIONAL
                                            VALUE             VALUE             VALUE          AND INCOME          EQUITY
                                          PORTFOLIO        PORTFOLIO+        PORTFOLIO+         PORTFOLIO         PORTFOLIO
                                       ---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par
  value (3 billion shares
  authorized)                          $         2,872   $           298   $         2,515   $         2,123   $         1,376
Paid-in capital                            477,828,025        37,173,611       427,228,645       318,384,071       204,595,198
                                       ---------------   ---------------   ---------------   ---------------   ---------------
                                           477,830,897        37,173,909       427,231,160       318,386,194       204,596,574
Accumulated undistributed
  net investment income (loss)                 (48,056)           10,313           (21,442)          168,531         2,159,883
Accumulated undistributed
  net realized gain (loss) on
  investments, futures contracts,
  options contracts, foreign
  exchange transactions and
  capital gain distributions
  received from underlying funds            45,619,889             4,408        89,684,730       (10,912,749)       16,166,393
Unrealized appreciation
  (depreciation) on investments             66,359,373          (391,791)       (3,357,288)       34,593,617        30,950,127
Unrealized appreciation
  (depreciation) on futures
  contracts and options contracts                   --                --                --                --                --
Unrealized foreign exchange
  gain (loss) on other
  assets and liabilities                        (8,482)               --                --                --           450,845
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Net Assets                             $   589,753,621   $    36,796,839   $   513,537,160   $   342,235,593   $   254,323,822
                                       ===============   ===============   ===============   ===============   ===============
CLASS A:
Net assets                             $   224,590,623   $    36,216,594   $   328,952,486   $   163,764,648   $   205,847,941
Shares outstanding                          10,716,014         2,935,067        15,758,828         9,872,442        11,083,849
Net asset value and
  redemption price per share
  (excluding any applicable
  contingent deferred sales charge)    $         20.96   $         12.34   $         20.87   $         16.59   $         18.57
Maximum sales charge
  (5.75% of offering price)                       1.28              0.75              1.27              1.01              1.13
                                       ---------------   ---------------   ---------------   ---------------   ---------------
Maximum offering price to public       $         22.24   $         13.09   $         22.14   $         17.60   $         19.70
                                       ===============   ===============   ===============   ===============   ===============
CLASS B:
Net assets                             $   172,115,529   $       105,485   $    65,855,521   $    70,609,268   $    13,410,940
Shares outstanding                           8,481,750             8,565         3,356,420         4,491,166           739,255
Net asset value, offering
  and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)    $         20.29   $         12.32   $         19.62   $         15.72   $         18.14
                                       ===============   ===============   ===============   ===============   ===============
CLASS C:
Net assets                             $   193,047,469   $       450,027   $   118,729,153   $   107,861,677   $    35,064,941
Shares outstanding                           9,521,020            36,534         6,038,188         6,866,911         1,936,056
Net asset value, offering
  and redemption price per share
  (excluding any applicable
  contingent deferred sales charge)    $         20.28   $         12.32   $         19.66   $         15.71   $         18.11
                                       ===============   ===============   ===============   ===============   ===============
CLASS I:
Net assets                             $            --   $        24,733   $            --   $            --   $            --
Shares outstanding                                  --             2,004                --                --                --
Net asset value, offering
  and redemption price per share       $            --   $         12.34   $            --   $            --   $            --
                                       ===============   ===============   ===============   ===============   ===============
CLASS Z:
Net assets                             $            --      $         --   $            --   $            --   $            --
Shares outstanding                                  --                --                --                --                --
Net asset value, offering
  and redemption price per share       $            --      $         --   $            --   $            --   $            --
                                       ===============   ===============   ===============   ===============   ===============

+ See Note 1

See Notes to Financial Statements

                                                                                                                   FOCUSED
                                                                                                 FOCUSED          DIVIDEND
                                                                                               TECHNOLOGY         STRATEGY
                                                                                                PORTFOLIO         PORTFOLIO
                                                                                             ---------------   ---------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                                    $    92,194,987   $   193,235,049
Long-term investment securities, at value (affiliated)*                                                   --                --
Short-term investment securities, at value*                                                               --                --
Repurchase agreements (cost equals market value)                                                   5,873,000         1,488,000
                                                                                             ---------------   ---------------
Total investments                                                                                 98,067,987       194,723,049
                                                                                             ---------------   ---------------
Cash                                                                                                   1,380               662
Foreign cash*                                                                                             --                --
Receivable for--
  Fund shares sold                                                                                 4,953,360           236,106
  Dividends and interest                                                                               2,834           500,542
  Investments sold                                                                                        --                --
Prepaid expenses and other assets                                                                      7,599             1,944
Due from investment advisor for expense reimbursements/fee waivers                                     4,950            11,054
Variation margin on futures contracts                                                                     --                --
Unrealized appreciation on forward foreign currency contracts                                             --                --
                                                                                             ---------------   ---------------
Total assets                                                                                     103,038,110       195,473,357
                                                                                             ---------------   ---------------
LIABILITIES:
Payable for--
  Fund shares redeemed                                                                               285,817           294,396
  Investments purchased                                                                            1,022,234                --
  Investment advisory and management fees                                                             98,497            57,517
  Distribution and service maintenance fees                                                           56,089           132,691
  Transfer agent fees and expenses                                                                    43,710            52,738
  Directors' fees and expenses                                                                         8,903            15,110
  Other accrued expenses                                                                              65,008            64,632
  Line of credit                                                                                          --                --
Dividends payable                                                                                         --                --
Due to investment advisor for expense recoupment                                                          --                --
                                                                                             ---------------   ---------------
Total liabilities                                                                                  1,580,258           617,084
                                                                                             ---------------   ---------------
Net Assets                                                                                   $   101,457,852   $   194,856,273
                                                                                             ===============   ===============
*Cost
Long-term investment securities (unaffiliated)                                               $    74,626,689   $   188,712,900
                                                                                             ===============   ===============
Long-term investment securities (affiliated)                                                 $            --   $            --
                                                                                             ===============   ===============
Short-term investment securities                                                             $            --   $            --
                                                                                             ===============   ===============
Foreign cash                                                                                 $            --   $            --
                                                                                             ===============   ===============

See Notes to Financial Statements

                                                                                                                   FOCUSED
                                                                                                 FOCUSED          DIVIDEND
                                                                                               TECHNOLOGY         STRATEGY
                                                                                                PORTFOLIO         PORTFOLIO
                                                                                             ---------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)                                 $         1,661   $         1,581
Paid-in capital                                                                                  267,380,116       192,965,692
                                                                                             ---------------   ---------------
                                                                                                 267,381,777       192,967,273
                                                                                             ---------------   ---------------
Accumulated undistributed net investment income (loss)                                                (8,783)          377,465
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain
  distributions received from underlying funds                                                  (183,483,440)       (3,010,614)
Unrealized appreciation (depreciation) on investments                                             17,568,298         4,522,149
Unrealized appreciation (depreciation) on futures contracts and options contracts                         --                --
Unrealized foreign exchange gain (loss) on other assets and liabilities                                   --                --
                                                                                             ---------------   ---------------
Net Assets                                                                                   $   101,457,852   $   194,856,273
                                                                                             ===============   ===============
CLASS A:
Net assets                                                                                   $    47,846,800   $    58,264,127
Shares outstanding                                                                                 7,699,633         4,716,876
Net asset value and redemption price per share (excluding any applicable
  contingent deferred sales charge)                                                          $          6.21   $         12.35
Maximum sales charge (5.75% of offering price)                                                          0.38              0.75
                                                                                             ---------------   ---------------
Maximum offering price to public                                                             $          6.59   $         13.10
                                                                                             ===============   ===============
CLASS B:
Net assets                                                                                   $    25,216,608   $    47,732,661
Shares outstanding                                                                                 4,193,562         3,877,512
Net asset value, offering and redemption price per share (excluding any
  applicable contingent deferred sales charge)                                               $          6.01   $         12.31
                                                                                             ===============   ===============
CLASS C:
Net assets                                                                                   $    28,394,444   $    88,859,485
Shares outstanding                                                                                 4,720,199         7,219,396
Net asset value, offering and redemption price per share (excluding any
  applicable contingent deferred sales charge)                                               $          6.02   $         12.31
                                                                                             ===============   ===============
CLASS I:
Net assets                                                                                   $            --   $            --
Shares outstanding                                                                                        --                --
Net asset value, offering and redemption price per share                                     $            --   $            --
                                                                                             ===============   ===============
CLASS Z:
Net assets                                                                                   $            --   $            --
Shares outstanding                                                                                        --                --
Net asset value, offering and redemption price per share                                     $            --   $            --
                                                                                             ===============   ===============

See Notes to Financial Statements

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 2005

                                                                                                                      FOCUSED
                                                                FOCUSED           FOCUSED           FOCUSED         FIXED INCOME
                                                                 EQUITY         MULTI-ASSET         BALANCED         AND EQUITY
                                                                STRATEGY          STRATEGY          STRATEGY          STRATEGY
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                   $           --    $           --    $           --    $           --
  Dividends (affiliated)                                            519,926         4,727,897         6,280,496         2,308,024
  Interest (unaffiliated)                                                --                --                --                --
                                                             --------------    --------------    --------------    --------------
    Total investment income*                                        519,926         4,727,897         6,280,496         2,308,024
                                                             ==============    ==============    ==============    ==============
Expenses:
  Investment advisory and management fees                           585,115           663,047           486,208            85,714
  Distribution and service maintenance fees
    Class A                                                              --                --                --                --
    Class B                                                         697,719           800,485           753,145           107,881
    Class C                                                       1,909,758         2,180,173         1,373,891           211,020
  Service fees Class I                                                   --                --                --                --
  Transfer agent fees and expenses
    Class A                                                          44,561            51,644            32,679             1,053
    Class B                                                          41,395            38,674            43,050               491
    Class C                                                          51,240            59,234            31,823             5,239
    Class I                                                             223                --               278                --
    Class X                                                              --                --                --                --
    Class Z                                                              --                --                --                --
  Registration fees
    Class A                                                          33,372            34,175            26,515            15,376
    Class B                                                          24,927            22,093            17,964            11,112
    Class C                                                          38,374            38,723            20,555            14,913
    Class I                                                           6,271                --             4,381            15,340
    Class X                                                              --                --                --                --
    Class Z                                                              --                --                --                --
  Custodian fees                                                     15,634            15,754            15,681            15,728
  Reports to shareholders                                           172,433           182,587           112,687             9,176
  Audit and tax fees                                                 22,641            22,893            22,406            22,849
  Legal fees                                                         17,513            18,267            14,588             5,339
  Directors' fees and expenses                                       34,843            37,837            28,891             3,894
  Interest expense                                                       --                --                --                --
  Other expenses                                                     14,938            23,498            21,717             9,513
                                                             --------------    --------------    --------------    --------------
    Total expenses before fee waivers, expense
      reimbursements, expense recoupments, custody
      credits, and fees paid indirectly                           3,710,957         4,189,084         3,006,459           534,638
    Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 4)                                    47,645            94,623            16,262            (2,987)
    Custody credits earned on cash balances                             (24)             (640)             (392)              (12)
    Fees paid indirectly (Note 8)                                        --                --                --                --
                                                             --------------    --------------    --------------    --------------
    Net expenses                                                  3,758,578         4,283,067         3,022,329           531,639
                                                             --------------    --------------    --------------    --------------
Net investment income (loss)                                     (3,238,652)          444,830         3,258,167         1,776,385
                                                             --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                   --                --                --                --
Net realized gain (loss) on investments (affiliated)             21,053,630         1,716,004        17,568,175         1,853,255
Net realized gain (loss) from capital gain distributions
  received from underlying funds (affiliated)                    13,830,320        10,146,024         8,429,828           402,617
Net realized gain (loss) on futures contracts and options
  contracts                                                              --                --                --                --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                                 --                --                --                --
                                                             --------------    --------------    --------------    --------------
Net realized gain (loss) on investments and foreign
  currencies                                                     34,883,950        11,862,028        25,998,003         2,255,872
                                                             --------------    --------------    --------------    --------------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)                                             --                --                --                --
Change in unrealized appreciation (depreciation) on
  investments (affiliated)                                       36,637,812        49,366,446        10,659,440           717,855
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                                --                --                --                --
Change in unrealized foreign exchange gain (loss) on
  other assets and liabilities                                           --                --                --                --
                                                             --------------    --------------    --------------    --------------
Net unrealized gain (loss) on investments and foreign
  currencies                                                     36,637,812        49,366,446        10,659,440           717,855
                                                             --------------    --------------    --------------    --------------
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                         71,521,762        61,228,474        36,657,443         2,973,727
                                                             --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:                                           $   68,283,110    $   61,673,304    $   39,915,610    $    4,750,112
                                                             ==============    ==============    ==============    ==============
*Net of foreign withholding taxes on interest and
  dividends of                                               $           --    $           --    $           --    $           --
                                                             ==============    ==============    ==============    ==============

See Notes to Financial Statements

                                                                FOCUSED           FOCUSED           FOCUSED           FOCUSED
                                                              FIXED INCOME       LARGE-CAP         MULTI-CAP          MID-CAP
                                                                STRATEGY           GROWTH            GROWTH            GROWTH
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO+
                                                             --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                   $           --    $   24,859,356    $    1,144,906    $       32,325
  Dividends (affiliated)                                          1,267,536                --                --                --
  Interest (unaffiliated)                                                --           912,434         1,014,760            20,266
                                                             --------------    --------------    --------------    --------------
    Total investment income*                                      1,267,536        25,771,790         2,159,666            52,591
                                                             ==============    ==============    ==============    ==============
Expenses:
  Investment advisory and management fees                            35,300        14,154,490         3,855,154            67,474
  Distribution and service maintenance fees
    Class A                                                              --         2,585,167           829,021            27,684
    Class B                                                          51,341         3,948,935           948,585                89
    Class C                                                         114,733         4,535,775           530,284               135
  Service fees Class I                                                   --                --                --                15
  Transfer agent fees and expenses
    Class A                                                              --         1,830,415           644,409            17,964
    Class B                                                              --         1,098,928           282,806               399
    Class C                                                             165         1,170,069           142,874               409
    Class I                                                              --                --                --                81
    Class X                                                              --                --               855                --
    Class Z                                                              --                --                --                --
  Registration fees
    Class A                                                          13,102            23,280            16,069            17,932
    Class B                                                          14,629            10,241            10,414            11,215
    Class C                                                          17,758            12,811            10,162            11,215
    Class I                                                              --                --                --            11,221
    Class X                                                              --                --                --                --
    Class Z                                                              --             4,139                --                --
  Custodian fees                                                     15,737           407,716           145,167            21,243
  Reports to shareholders                                               967           476,583           146,615             6,875
  Audit and tax fees                                                 22,848            29,748            29,488            26,450
  Legal fees                                                          3,074            51,684            12,219               985
  Directors' fees and expenses                                          557            99,584            21,412               417
  Interest expense                                                       --             7,081                --                --
  Other expenses                                                      7,173           113,436            11,855             2,335
                                                             --------------    --------------    --------------    --------------
    Total expenses before fee waivers, expense
      reimbursements, expense recoupments, custody credits,
      and fees paid indirectly                                      297,384        30,560,082         7,637,389           224,138
    Net (fees waived and expenses reimbursed)/recouped by
      investment adviser (Note 4)                                   (43,059)               --           (46,011)          (86,090)
    Custody credits earned on cash balances                              (3)           (5,674)           (1,160)           (1,374)
    Fees paid indirectly (Note 8)                                        --          (917,407)          (16,853)               --
                                                             --------------    --------------    --------------    --------------
    Net expenses                                                    254,322        29,637,001         7,573,365           136,674
                                                             --------------    --------------    --------------    --------------
Net investment income (loss)                                      1,013,214        (3,865,211)       (5,413,699)          (84,083)
                                                             --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                   --       168,617,492        65,816,201          (240,601)
Net realized gain (loss) on investments (affiliated)                203,120                --                --                --
Net realized gain (loss) from capital gain distributions
  received from underlying funds (affiliated)                        88,230                --                --                --
Net realized gain (loss) on futures contracts and
  options contracts                                                      --           (12,493)               --                --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                                 --                 8                --                --
                                                             --------------    --------------    --------------    --------------
Net realized gain (loss) on investments and foreign
  currencies                                                        291,350       168,605,007        65,816,201          (240,601)
                                                             --------------    --------------    --------------    --------------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)                                             --        29,077,929        13,783,492          (247,026)
Change in unrealized appreciation (depreciation) on
  investments (affiliated)                                         (394,697)               --                --                --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                        --                --                --                --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                 --                --                --                --
                                                             --------------    --------------    --------------    --------------
Net unrealized gain (loss) on investments and foreign
  currencies                                                       (394,697)       29,077,929        13,783,492          (247,026)
                                                             --------------    --------------    --------------    --------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                               (103,347)      197,682,936        79,599,693          (487,627)
                                                             --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                                $      909,867    $  193,817,725    $   74,185,994    $     (571,710)
                                                             ==============    ==============    ==============    ==============
*Net of foreign withholding taxes on interest and
  dividends of                                               $           --    $       40,513    $           --    $           --
                                                             ==============    ==============    ==============    ==============

+ See Note 1

See Notes to Financial Statements

                                                                 FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                                                SMALL-CAP        LARGE-CAP         MULTI-CAP          MID-CAP
                                                                 GROWTH            VALUE             VALUE             VALUE
                                                               PORTFOLIO+        PORTFOLIO         PORTFOLIO         PORTFOLIO+
                                                             --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                   $      542,473    $   10,109,962    $   12,220,524    $       82,481
  Dividends (affiliated)                                                 --                --                --                --
  Interest (unaffiliated)                                           193,008           253,112           559,630            28,585
                                                             --------------    --------------    --------------    --------------
    Total investment income*                                        735,481        10,363,074        12,780,154           111,066
                                                             ==============    ==============    ==============    ==============
Expenses:
  Investment advisory and management fees                         3,605,260         5,264,543         6,262,179            68,527
  Distribution and service maintenance fees
    Class A                                                         837,242         1,433,324           793,769            28,039
    Class B                                                         391,053           405,316         1,869,857               124
    Class C                                                         747,681           764,016         2,124,408               321
Service fees Class I                                                 18,601                --                --                15
Transfer agent fees and expenses
    Class A                                                         547,886           920,730           542,107            18,188
    Class B                                                         110,357           108,785           461,661               406
    Class C                                                         181,915           184,953           510,739               450
    Class I                                                          16,635                --                --                82
    Class X                                                              --                --                --                --
    Class Z                                                              --                --                --                --
Registration fees
    Class A                                                          18,009            19,128            13,189            19,983
    Class B                                                           8,945             8,318            10,014            11,215
    Class C                                                          10,322            10,395            11,321            11,215
    Class I                                                           7,934                --                --            11,221
    Class X                                                              --                --                --                --
    Class Z                                                              --                --                --                --
Custodian fees                                                      149,800           172,373           298,974            21,457
Reports to shareholders                                              87,413            54,352           197,193             6,875
Audit and tax fees                                                   29,436            28,916            28,725            26,450
Legal fees                                                           11,371            16,459            20,267               985
Directors' fees and expenses                                         20,498            31,213            36,450               417
Interest expense                                                      6,560             6,068             1,783                --
Other expenses                                                       30,091            36,187            45,539             2,339
                                                             --------------    --------------    --------------    --------------
  Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid
    indirectly                                                    6,837,009         9,465,076        13,228,175           228,309
  Net (fees waived and expenses reimbursed)/recouped by
    investment adviser (Note 4)                                      99,137            71,125           140,992           (88,940)
  Custody credits earned on cash balances                            (2,363)             (484)           (1,946)             (418)
  Fees paid indirectly (Note 8)                                     (26,938)           (6,279)          (15,229)               --
                                                             --------------    --------------    --------------    --------------
  Net expenses                                                    6,906,845         9,529,438        13,351,992           138,951
                                                             --------------    --------------    --------------    --------------
Net investment income (loss)                                     (6,171,364)          833,636          (571,838)          (27,885)
                                                             --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)           40,533,149        22,365,504        71,432,918             4,408
Net realized gain (loss) on investments (affiliated)                     --                --                --                --
Net realized gain (loss) from capital gain distributions
  received from underlying funds (affiliated)                            --                --                --                --
Net realized gain (loss) on futures contracts and options
  contracts                                                              --           296,189         1,920,248                --
Net realized foreign exchange gain (loss) on other assets
  and liabilities                                                        --                --          (792,170)               --
                                                             --------------    --------------    --------------    --------------
Net realized gain (loss) on investments and foreign
  currencies                                                     40,533,149        22,661,693        72,560,996             4,408
                                                             --------------    --------------    --------------    --------------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)                                     13,167,924        48,073,292        (9,412,670)         (391,791)
Change in unrealized appreciation (depreciation) on
  investments (affiliated)                                               --                --                --                --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                        --           (69,417)         (515,450)               --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                 --                --            10,112                --
                                                             --------------    --------------    --------------    --------------
Net unrealized gain (loss) on investments and foreign
  currencies                                                     13,167,924        48,003,875        (9,918,008)         (391,791)
                                                             --------------    --------------    --------------    --------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                             53,701,073        70,665,568        62,642,988          (387,383)
                                                             --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                                $   47,529,709    $   71,499,204    $   62,071,150    $     (415,268)
                                                             ==============    ==============    ==============    ==============
*Net of foreign withholding taxes on interest and
  dividends of                                               $           --    $           --    $      158,158    $          180
                                                             ==============    ==============    ==============    ==============

+ See Note 1

See Notes to Financial Statements

                                                                  FOCUSED           FOCUSED            FOCUSED
                                                                 SMALL-CAP           GROWTH         INTERNATIONAL
                                                                   VALUE           AND INCOME          EQUITY
                                                                 PORTFOLIO+        PORTFOLIO          PORTFOLIO
                                                               --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                     $    5,959,730    $    5,518,091    $    7,245,926
  Dividends (affiliated)                                                   --                --                --
  Interest (unaffiliated)                                           1,418,038         2,415,583           144,816
                                                               --------------    --------------    --------------
    Total investment income*                                        7,377,768         7,933,674         7,390,742
                                                               ==============    ==============    ==============
Expenses:
  Investment advisory and management fees                           5,699,567         3,887,380         2,988,134
  Distribution and service maintenance fees
    Class A                                                         1,295,028           588,694           675,802
    Class B                                                           749,464           808,763           125,037
    Class C                                                         1,250,024         1,275,369           334,605
Service fees Class I                                                       --                --                --
Transfer agent fees and expenses
    Class A                                                           856,210           409,986           434,701
    Class B                                                           195,831           220,785            34,273
    Class C                                                           303,708           314,360            82,109
    Class I                                                                --                --                --
    Class X                                                                --            25,893                --
    Class Z                                                                --                --                --
Registration fees
    Class A                                                            25,819            10,776            18,779
    Class B                                                            10,273             8,924             8,659
    Class C                                                            14,994             9,012            10,060
    Class I                                                                --                --                --
    Class X                                                                --             3,979                --
    Class Z                                                                --                --                --
Custodian fees                                                        193,863           175,240           323,294
Reports to shareholders                                               116,179            94,166            43,594
Audit and tax fees                                                     29,514            29,436            28,466
Legal fees                                                             17,934            14,280             8,549
Directors' fees and expenses                                           33,497            23,612            13,426
Interest expense                                                        2,694             9,983             1,877
Other expenses                                                         39,111            33,529            19,389
                                                               --------------    --------------    --------------
  Total expenses before fee waivers, expense
    reimbursements, expense recoupments, custody credits,
    and fees paid indirectly                                       10,833,710         7,944,167         5,150,754
  Net (fees waived and expenses reimbursed)/recouped by
    investment adviser (Note 4)                                       140,791            60,520          (182,343)
  Custody credits earned on cash balances                              (3,695)           (1,437)           (8,116)
  Fees paid indirectly (Note 8)                                      (266,497)          (90,811)         (104,736)
                                                               --------------    --------------    --------------
  Net expenses                                                     10,704,309         7,912,439         4,855,559
                                                               --------------    --------------    --------------
Net investment income (loss)                                       (3,326,541)           21,235         2,535,183
                                                               --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)             93,010,359        50,346,809        16,717,540
Net realized gain (loss) on investments (affiliated)                       --                --                --
Net realized gain (loss) from capital gain distributions
  received from underlying funds (affiliated)                              --                --                --
Net realized gain (loss) on futures contracts and options
  contracts                                                                --            (2,661)               --
Net realized foreign exchange gain (loss) on other assets
  and liabilities                                                       1,020           171,626            68,317
                                                               --------------    --------------    --------------
Net realized gain (loss) on investments and foreign
  currencies                                                       93,011,379        50,515,774        16,785,857
                                                               --------------    --------------    --------------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)                                      (43,169,876)      (14,212,545)       16,585,771
Change in unrealized appreciation (depreciation) on
  investments (affiliated)                                                 --                --                --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                          --                --                --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                   --            (3,945)          441,598
                                                               --------------    --------------    --------------
Net unrealized gain (loss) on investments and foreign
  currencies                                                      (43,169,876)      (14,216,490)       17,027,369
                                                               --------------    --------------    --------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                               49,841,503        36,299,284        33,813,226
                                                               --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                                  $   46,514,962    $   36,320,519    $   36,348,409
                                                               ==============    ==============    ==============
*Net of foreign withholding taxes on interest and
  dividends of                                                 $       14,004    $      161,807    $      331,627
                                                               ==============    ==============    ==============

----------
+ See Note 1

See Notes to Financial Statements

                                                                                     FOCUSED
                                                                  FOCUSED           DIVIDEND
                                                                 TECHNOLOGY         STRATEGY
                                                                 PORTFOLIO          PORTFOLIO
                                                               --------------    --------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                                     $      374,782    $    6,629,784
  Dividends (affiliated)                                                   --                --
  Interest (unaffiliated)                                              84,178            35,599
                                                               --------------    --------------
    Total investment income*                                          458,960         6,665,383
                                                               --------------    --------------
Expenses:
  Investment advisory and management fees                           1,173,197           792,086
  Distribution and service maintenance fees
    Class A                                                           140,760           235,546
    Class B                                                           253,905           575,006
    Class C                                                           282,481         1,015,108
Service fees Class I                                                       --                --
Transfer agent fees and expenses
    Class A                                                           116,756           162,595
    Class B                                                            82,984           136,314
    Class C                                                            80,786           230,387
    Class I                                                                --                --
    Class X                                                                --                --
    Class Z                                                                --                --
Registration fees
    Class A                                                            11,424            21,928
    Class B                                                            10,475            18,163
    Class C                                                            10,673            27,357
    Class I                                                                --                --
    Class X                                                                --                --
    Class Z                                                                --                --
Custodian fees                                                        102,185            64,676
Reports to shareholders                                                81,215            57,753
Audit and tax fees                                                     29,046            24,456
Legal fees                                                              4,612            10,012
Directors' fees and expenses                                            5,591            14,460
Interest expense                                                           84               191
Other expenses                                                         13,340            20,908
                                                               --------------    --------------
  Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid
    indirectly                                                      2,399,514         3,406,946
  Net (fees waived and expenses reimbursed)/recouped by
    investment adviser (Note 4)                                      (201,529)         (223,282)
  Custody credits earned on cash balances                                (370)             (143)
  Fees paid indirectly (Note 8)                                       (14,390)               --
                                                               --------------    --------------
  Net expenses                                                      2,183,225         3,183,521
                                                               --------------    --------------
Net investment income (loss)                                       (1,724,265)        3,481,862
                                                               --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)              9,004,090        11,291,544
Net realized gain (loss) on investments (affiliated)                       --                --
Net realized gain (loss) from capital gain distributions
  received from underlying funds (affiliated)                              --                --
Net realized gain (loss) on futures contracts and options
  contracts                                                                --                --
Net realized foreign exchange gain (loss) on other assets
  and liabilities                                                      (2,802)               --
                                                               --------------    --------------
Net realized gain (loss) on investments and foreign
  currencies                                                        9,001,288        11,291,544
                                                               --------------    --------------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)                                        6,030,444        (9,860,254)
Change in unrealized appreciation (depreciation) on
  investments (affiliated)                                                 --                --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                          --                --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                   --                --
                                                               --------------    --------------
Net unrealized gain (loss) on investments and foreign
  currencies                                                        6,030,444        (9,860,254)
                                                               --------------    --------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                               15,031,732         1,431,290
                                                               --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                                  $   13,307,467    $    4,913,152
                                                               ==============    ==============
*Net of foreign withholding taxes on interest and
  dividends of                                                 $           --    $           --
                                                               ==============    ==============

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                             FOCUSED EQUITY                FOCUSED MULTI-ASSET             FOCUSED BALANCED
                                           STRATEGY PORTFOLIO              STRATEGY PORTFOLIO             STRATEGY PORTFOLIO
                                      -----------------------------   -----------------------------  -----------------------------
                                       FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                           ENDED           ENDED           ENDED          ENDED           ENDED           ENDED
                                        OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                           2005            2004            2005            2004           2005            2004
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)       $  (3,238,652)  $  (2,505,708)  $     444,830  $      213,723  $   3,258,167   $   2,042,428
   Net realized gain (loss) on
     investments and foreign
     currencies                          34,883,950       2,126,377      11,862,028         574,308     25,998,003       5,818,103
   Net unrealized gain (loss) on
     investments and foreign
     currencies                          36,637,812       2,975,057      49,366,446      15,618,063     10,659,440         242,663
                                      -------------   -------------   -------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from operations      68,283,110       2,595,726      61,673,304      16,406,094     39,915,610       8,103,194
                                      -------------   -------------   -------------  --------------  -------------   -------------

DIVIDENDS AND DISTRIBUTIONS PAID
   TO SHAREHOLDERS FROM:
   Net investment income (Class A)       (2,100,912)             --      (2,378,108)       (280,124)    (2,684,557)     (1,284,840)
   Net investment income (Class B)         (609,379)             --        (755,693)             --     (1,414,314)       (321,864)
   Net investment income (Class C+)      (1,701,328)             --      (2,144,818)             --     (2,586,360)       (600,182)
   Net investment income (Class I)          (75,785)             --              --              --       (275,372)       (134,692)
   Net investment income (Class Z)               --              --              --              --             --              --
   Net realized gain on
     investments (Class A)                 (632,833)        (11,582)        (80,386)         (5,158)    (1,482,685)         (2,613)
   Net realized gain on
     investments (Class B)                 (376,700)         (7,138)        (48,371)         (3,400)    (1,209,896)         (2,093)
   Net realized gain on
     investments (Class C+)              (1,051,709)        (22,608)       (137,286)         (9,941)    (2,216,788)         (4,626)
   Net realized gain on
     investments (Class I)                  (21,150)             --              --              --       (142,722)             --
   Net realized gain on
     investments (Class Z)                       --              --              --              --             --              --
                                      -------------   -------------   -------------  --------------  -------------   -------------
Total dividends and distributions
   to shareholders                       (6,569,796)        (41,328)     (5,544,662)       (298,623)   (12,012,694)     (2,350,910)
                                      -------------   -------------   -------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 9)           16,225,091     344,837,872     122,515,678     313,245,923      7,221,195     240,391,148
                                      -------------   -------------   -------------  --------------  -------------   -------------
TOTAL INCREASE (DECREASE) IN NET         77,938,405     347,392,270     178,644,320     329,353,394     35,124,111     246,143,432
   ASSETS

NET ASSETS:
Beginning of period                     524,775,800     177,383,530     541,724,249     212,370,855    451,335,802     205,192,370
                                      -------------   -------------   -------------  --------------  -------------   -------------
End of period*                        $ 602,714,205   $ 524,775,800   $ 720,368,569  $  541,724,249  $ 486,459,913   $ 451,335,802
                                      =============   =============   =============  ==============  =============   =============
*Includes accumulated
   undistributed net investment
   income (loss)                      $      (9,623)  $      (4,210)  $     451,206  $      242,351  $     273,541   $     214,534
                                      =============   =============   =============  ==============  =============   =============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes to Financial Statements

                                        FOCUSED FIXED INCOME AND         FOCUSED FIXED INCOME             FOCUSED LARGE-CAP
                                        EQUITY STRATEGY PORTFOLIO         STRATEGY PORTFOLIO              GROWTH PORTFOLIO
                                      -----------------------------   ---------------------------  --------------------------------
                                      FOR THE YEAR    FOR THE YEAR    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     FOR THE YEAR
                                          ENDED           ENDED           ENDED         ENDED           ENDED           ENDED
                                       OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                          2005            2004            2005           2004           2005             2004
                                      ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)       $   1,776,385   $   1,620,133   $   1,013,214  $    888,109  $    (3,865,211) $   (22,286,763)
   Net realized gain (loss) on
     investments and foreign
     currencies                           2,255,872       2,036,151         291,350       405,832      168,605,007       71,126,863
   Net unrealized gain (loss) on
     investments and foreign
     currencies                             717,855      (1,120,971)       (394,697)      335,623       29,077,929     (154,070,146)
                                      -------------   -------------   -------------  ------------  ---------------  ---------------
Net increase (decrease) in net
   assets resulting from
   operations                             4,750,112       2,535,313         909,867     1,629,564      193,817,725     (105,230,046)
                                      -------------   -------------   -------------  ------------  ---------------  ---------------
DIVIDENDS AND DISTRIBUTIONS PAID
   TO SHAREHOLDERS FROM:
   Net investment income (Class A)         (935,015)       (890,256)       (326,880)     (328,924)              --               --
   Net investment income (Class B)         (322,791)       (276,292)       (212,621)     (234,806)              --               --
   Net investment income (Class C+)        (626,519)       (574,788)       (473,704)     (506,771)              --               --
   Net investment income (Class I)           (2,869)           (539)             --            --               --               --
   Net investment income (Class Z)               --              --              --            --               --               --
   Net realized gain on
     investments (Class A)                 (847,339)        (18,478)       (159,736)      (66,667)              --               --
   Net realized gain on
     investments (Class B)                 (350,708)         (8,110)       (145,621)      (55,320)              --               --
   Net realized gain on
     investments (Class C+)                (733,777)        (16,025)       (347,813)      (97,016)              --               --
   Net realized gain on
     investments (Class I)                   (2,252)             --              --            --               --               --
   Net realized gain on
     investments (Class Z)                       --              --              --            --               --               --
                                      -------------   -------------   -------------  ------------  ---------------  ---------------
Total dividends and distributions
   to shareholders                       (3,821,270)     (1,784,488)     (1,666,375)   (1,289,504)              --               --
                                      -------------   -------------   -------------  ------------  ---------------  ---------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 9)          (16,317,195)     28,774,372      (5,495,677)   12,497,926     (357,823,135)     185,392,965
                                      -------------   -------------   -------------  ------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET        (15,388,353)     29,525,197      (6,252,185)   12,837,986     (164,005,410)      80,162,919
   ASSETS

NET ASSETS:
Beginning of period                      89,393,777      59,868,580      37,808,102    24,970,116    1,709,367,256    1,629,204,337
                                      -------------   -------------   -------------  ------------  ---------------  --------------
End of period*                        $  74,005,424   $  89,393,777   $  31,555,917  $ 37,808,102  $ 1,545,361,846  $ 1,709,367,256
                                      =============   =============   =============  ============  ===============  ===============
*Includes accumulated
   undistributed net investment
   income (loss)                      $     138,795   $     159,576   $     (26,518) $    (40,873) $      (159,200) $      (147,028)
                                      =============   =============   =============  ============  ===============  ===============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes to Financial Statements

                                                  FOCUSED MULTI-CAP            FOCUSED MID-CAP           FOCUSED SMALL-CAP
                                                  GROWTH PORTFOLIO            GROWTH PORTFOLIO@          GROWTH PORTFOLIO@
                                           -------------------------------  ---------------------   -----------------------------
                                             FOR THE YEAR     FOR THE YEAR      FOR THE PERIOD       FOR THE YEAR    FOR THE YEAR
                                                 ENDED            ENDED        AUGUST 3, 2005(1)        ENDED           ENDED
                                              OCTOBER 31,      OCTOBER 31,          THROUGH           OCTOBER 31,     OCTOBER 31,
                                                 2005             2004         OCTOBER 31, 2005          2005            2004
                                           --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)            $    (5,413,699)  $  (5,044,713) $             (84,083)  $   (6,171,364) $  (4,577,276)
   Net realized gain (loss) on
     investments and foreign currencies         65,816,201      35,145,270               (240,601)      40,533,149      6,289,287
   Net unrealized gain (loss) on
     investments and foreign currencies         13,783,492     (11,016,806)              (247,026)      13,167,924      8,176,454
                                           ---------------   -------------  ---------------------   --------------  -------------
Net increase (decrease) in net assets
   resulting from operations                    74,185,994      19,083,751               (571,710)      47,529,709      9,888,465
                                           ---------------   -------------  ---------------------   --------------  -------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
   SHAREHOLDERS FROM:
   Net investment income (Class A)                      --              --                     --               --             --
   Net investment income (Class B)                      --              --                     --               --             --
   Net investment income (Class C+)                     --              --                     --               --             --
   Net investment income (Class I)                      --              --                     --               --             --
   Net investment income (Class Z)                      --              --                     --               --             --
   Net realized gain on investments
     (Class A)                                          --              --                     --               --             --
   Net realized gain on investments
     (Class B)                                          --              --                     --               --             --
   Net realized gain on investments
     (Class C+)                                         --              --                     --               --             --
   Net realized gain on investments
     (Class I)                                          --              --                     --               --             --
   Net realized gain on investments
     (Class Z)                                          --              --                     --               --             --
                                           ---------------   -------------  ---------------------   --------------  -------------
Total dividends and distributions to
   shareholders                                         --              --                     --               --             --
                                           ---------------   -------------  ---------------------   --------------  -------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions (Note 9)                           355,445       9,316,042             36,701,846      (18,002,963)   124,587,552
                                           ---------------   -------------  ---------------------   --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         74,541,439      28,399,793             36,130,136       29,526,746    134,476,017

NET ASSETS:
Beginning of period                            333,271,297     304,871,504                     --      312,562,484    178,086,467
                                           ---------------   -------------  ---------------------   --------------  -------------
End of period*                             $   407,812,736   $ 333,271,297  $          36,130,136   $  342,089,230  $ 312,562,484
                                           ===============   =============  =====================   ==============  =============
*Includes accumulated undistributed net
   investment income (loss)                $       (51,192)  $     (50,446) $                  --   $       (8,803) $      (5,471)
                                           ===============   =============  =====================   ==============  =============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares
@ See Note 1
(1) Commencement of operations

See Notes to Financial Statements

                                                   FOCUSED LARGE-CAP                  FOCUSED MULTI-CAP          FOCUSED MID-CAP
                                                    VALUE PORTFOLIO                    VALUE PORTFOLIO           VALUE PORTFOLIO@
                                           ---------------------------------   ------------------------------   ------------------
                                            FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                                ENDED             ENDED             ENDED           ENDED        AUGUST 3, 2005(1)
                                             OCTOBER 31,       OCTOBER 31,       OCTOBER 31,      OCTOBER 31,         THROUGH
                                                2005              2004              2005            2004         OCTOBER 31, 2005
                                           ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)            $       833,636   $     1,051,308   $     (571,838)   $    (902,443)  $         (27,885)
   Net realized gain (loss) on
     investments and foreign currencies         22,661,693        11,052,195       72,560,996       27,399,502               4,408
   Net unrealized gain (loss) on
     investments and foreign currencies         48,003,875        (1,109,016)      (9,918,008)      37,675,500            (391,791)
                                           ---------------   ---------------   --------------    -------------   -----------------
Net increase (decrease) in net assets
   resulting from operations                    71,499,204        10,994,487       62,071,150       64,172,559            (415,268)
                                           ---------------   ---------------   --------------    -------------   -----------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
   SHAREHOLDERS FROM:
   Net investment income (Class A)                (900,327)         (293,906)              --       (1,329,223)                 --
   Net investment income (Class B)                      --                --               --         (262,410)                 --
   Net investment income (Class C+)                     --                --               --         (305,894)                 --
   Net investment income (Class I)                      --                --               --         (145,227)                 --
   Net investment income (Class Z)                      --                --               --               --                  --
   Net realized gain on investments
     (Class A)                                  (2,506,673)               --               --               --                  --
   Net realized gain on investments
     (Class B)                                    (299,251)               --               --               --                  --
   Net realized gain on investments
     (Class C+)                                   (523,519)               --               --               --                  --
   Net realized gain on investments
     (Class I)                                          --                --               --               --                  --
   Net realized gain on investments
     (Class Z)                                          --                --               --               --                  --
                                           ---------------   ---------------   --------------    -------------   -----------------
Total dividends and distributions to
   shareholders                                 (4,229,770)         (293,906)              --       (2,042,754)                 --
                                           ---------------   ---------------   --------------    -------------   -----------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions (Note 9)                        (9,709,434)      211,100,902      (74,025,719)     (50,074,227)         37,212,107
                                           ---------------   ---------------   --------------    -------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         57,560,000       221,801,483      (11,954,569)      12,055,578          36,796,839

NET ASSETS:
Beginning of period                            488,869,662       267,068,179      601,708,190      589,652,612                  --
                                           ---------------   ---------------   --------------    -------------   -----------------
End of period*                             $   546,429,662   $   488,869,662   $  589,753,621    $ 601,708,190   $      36,796,839
                                           ===============   ===============   ==============    =============   =================
*Includes accumulated undistributed net
   investment income (loss)                $       819,202   $       885,893   $      (48,056)   $     (19,495)  $          10,313
                                           ===============   ===============   ==============    =============   =================

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares
@ See Note 1
(1) Commencement of operations

See Notes to Financial Statements

                                             FOCUSED SMALL-CAP             FOCUSED GROWTH AND            FOCUSED INTERNATIONAL
                                              VALUE PORTFOLIO@              INCOME PORTFOLIO                EQUITY PORTFOLIO
                                      -----------------------------   -----------------------------  -----------------------------
                                       FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                           ENDED           ENDED           ENDED           ENDED          ENDED           ENDED
                                        OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                           2005            2004            2005            2004           2005            2004
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)       $  (3,326,541)  $  (1,885,345)  $      21,235  $   (2,701,758) $   2,535,183   $    (415,753)
   Net realized gain (loss) on
     investments and foreign
     currencies                          93,011,379      63,955,423      50,515,774       8,071,100     16,785,857       8,895,702
   Net unrealized gain (loss) on
     investments and foreign
     currencies                         (43,169,876)      6,521,688     (14,216,490)     (3,713,187)    17,027,369       4,861,312
                                      -------------   -------------   -------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from operations      46,514,962      68,591,766      36,320,519       1,656,155     36,348,409      13,341,261
                                      -------------   -------------   -------------  --------------  -------------   -------------
DIVIDENDS AND DISTRIBUTIONS PAID
   TO SHAREHOLDERS FROM:
   Net investment income (Class A)               --              --              --              --       (436,285)             --
   Net investment income (Class B)               --              --              --              --             --              --
   Net investment income (Class C+)              --              --              --              --             --              --
   Net investment income (Class I)               --              --              --              --             --              --
   Net investment income (Class Z)               --              --              --              --             --              --
   Net realized gain on
     investments (Class A)              (37,970,353)             --              --              --     (7,185,784)       (426,979)
   Net realized gain on
     investments (Class B)               (8,513,898)             --              --              --       (467,767)        (44,930)
   Net realized gain on
     investments (Class C+)             (13,371,261)             --              --              --     (1,272,195)       (103,380)
   Net realized gain on
     investments (Class I)                       --              --              --              --             --              --
   Net realized gain on
     investments (Class Z)                       --              --              --              --             --              --
                                      -------------   -------------   -------------  --------------  -------------   -------------
Total dividends and distributions
   to shareholders                      (59,855,512)             --              --              --     (9,362,031)       (575,289)
                                      -------------   -------------   -------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 9)           (6,024,069)    186,843,328    (112,018,433)     48,094,697     21,490,760     104,455,254
                                      -------------   -------------   -------------  --------------  -------------   -------------
TOTAL INCREASE (DECREASE) IN NET        (19,364,619)    255,435,094     (75,697,914)     49,750,852     48,477,138     117,221,226
   ASSETS

NET ASSETS:
Beginning of period                     532,901,779     277,466,685     417,933,507     368,182,655    205,846,684      88,625,458
                                      -------------   -------------   -------------  --------------  -------------   -------------
End of period*                        $ 513,537,160   $ 532,901,779   $ 342,235,593  $  417,933,507  $ 254,323,822   $ 205,846,684
                                      =============   =============   =============  ==============  =============   =============
*Includes accumulated
   undistributed net investment
   income (loss)                      $     (21,442)  $     (16,376)  $     168,531  $      (24,330) $   2,159,883   $      (7,332)
                                      =============   =============   =============  ==============  =============   =============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares
@ See Note 1

See Notes to Financial Statements

                                                                    FOCUSED TECHNOLOGY                  FOCUSED DIVIDEND
                                                                         PORTFOLIO                    STRATEGY PORTFOLIO#
                                                             --------------------------------    --------------------------------
                                                              FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                                 ENDED             ENDED             ENDED             ENDED
                                                               OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                                 2005              2004              2005              2004
                                                             --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)                              $   (1,724,265)   $   (1,983,892)   $    3,481,862    $    3,013,901
   Net realized gain (loss) on investments and foreign
     currencies                                                   9,001,288        21,386,520        11,291,544         9,133,762
   Net unrealized gain (loss) on investments and foreign
     currencies                                                   6,030,444       (12,594,154)       (9,860,254)        6,198,207
                                                             --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   operations                                                    13,307,467         6,808,474         4,913,152        18,345,870
                                                             --------------    --------------    --------------    --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
   Net investment income (Class A)                                       --                --        (1,318,149)       (1,156,426)
   Net investment income (Class B)                                       --                --          (747,884)         (687,625)
   Net investment income (Class C+)                                      --                --        (1,327,312)       (1,142,126)
   Net investment income (Class I)                                       --                --                --                --
   Net investment income (Class X)                                       --                --                --                --
   Net investment income (Class Z) .                                     --                --                --                --
   Net realized gain on investments (Class A)                            --                --                --                --
   Net realized gain on investments (Class B)                            --                --                --                --
   Net realized gain on investments (Class C+)                           --                --                --                --
   Net realized gain on investments (Class I)                            --                --                --                --
   Net realized gain on investments (Class X)                            --                --                --                --
   Net realized gain on investments (Class Z)                            --                --                --                --
                                                             --------------    --------------    --------------    --------------
   Total dividends and distributions to shareholders                     --                --        (3,393,345)       (2,986,177)
                                                             --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 9)                            (4,165,162)         (679,463)      (36,052,573)       38,045,877
                                                             --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           9,142,305         6,129,011       (34,532,766)       53,405,570
                                                             --------------    --------------    --------------    --------------
NET ASSETS:
Beginning of period                                              92,315,547        86,186,536       229,389,039       175,983,469
                                                             --------------    --------------    --------------    --------------
End of period*                                               $  101,457,852    $   92,315,547    $  194,856,273    $  229,389,039
                                                             ==============    ==============    ==============    ==============
*Includes accumulated undistributed net investment income
   (loss)                                                    $       (8,783)   $       (8,091)   $      377,465    $      288,948
                                                             ==============    ==============    ==============    ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares
# See Note 2

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                 NET
                                                 GAIN
                                                (LOSS)
                          NET                     ON                        DIVI-       DISTRI-     DISTRI-
                         ASSET                   INVEST-       TOTAL        DENDS       BUTIONS     BUTIONS
                         VALUE        NET        MENTS         FROM         FROM         FROM        FROM
                         BEGIN-     INVEST-      (BOTH        INVEST-        NET          NET         NET
                          NING       MENT        REALIZED      MENT        INVEST-      RETURN       REAL-        TOTAL
      PERIOD               OF       INCOME       AND UN-       OPERA-       MENT          OF         IZED        DISTRI-
       ENDED             PERIOD    (LOSS)(1)    REALIZED)      TIONS       INCOME       CAPITAL      GAINS       BUTIONS
--------------------   ---------   ---------    ---------    ---------    ---------    ---------   ---------    ---------
FOCUSED EQUITY STRATEGY PORTFOLIO

                                                         CLASS A
11/08/02-10/31/03(5)   $   12.50   $   (0.03)   $    3.49    $    3.46    $   (0.02)   $      --   $      --    $   (0.02)
10/31/04                   15.94       (0.03)        0.76         0.73           --           --       (0.00)       (0.00)
10/31/05                   16.67       (0.02)        2.22         2.20        (0.21)          --       (0.06)       (0.27)

                                                         CLASS B
11/08/02-10/31/03(5)   $   12.50   $   (0.11)   $    3.46    $    3.35    $   (0.01)   $      --   $      --    $   (0.01)
10/31/04                   15.84       (0.13)        0.75         0.62           --           --       (0.00)       (0.00)
10/31/05                   16.46       (0.15)        2.21         2.06        (0.10)          --       (0.06)       (0.16)

                                                        CLASS C+
11/08/02-10/31/03(5)   $   12.50   $   (0.11)   $    3.45    $    3.34    $   (0.01)   $      --   $      --    $   (0.01)
10/31/04                   15.83       (0.13)        0.76         0.63           --           --       (0.00)       (0.00)
10/31/05                   16.46       (0.13)        2.19         2.06        (0.10)          --       (0.06)       (0.16)

                                                         CLASS I
02/23/04-10/31/04(6)   $   17.20   $   (0.03)   $   (0.50)   $   (0.53)   $      --    $      --   $      --    $      --
10/31/05                   16.67       (0.01)        2.22         2.21        (0.23)          --       (0.06)       (0.29)

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

                                                         CLASS A
11/08/02-10/31/03(5)   $   12.50   $    0.02    $    2.58    $    2.60    $   (0.03)   $      --   $      --    $   (0.03)
10/31/04                   15.07        0.08         0.89         0.97        (0.05)          --       (0.00)       (0.05)
10/31/05                   15.99        0.08         1.71         1.79        (0.22)          --       (0.01)       (0.23)

                                                         CLASS B
11/08/02-10/31/03(5)   $   12.50   $   (0.06)   $    2.57    $    2.51    $   (0.02)   $      --   $      --    $   (0.02)
10/31/04                   14.99       (0.02)        0.89         0.87           --           --       (0.00)       (0.00)
10/31/05                   15.86       (0.03)        1.68         1.65        (0.12)          --       (0.01)       (0.13)

                                                        CLASS C+
11/08/02-10/31/03(5)   $   12.50   $   (0.06)   $    2.57    $    2.51    $   (0.02)   $      --   $      --    $   (0.02)
10/31/04                   14.99       (0.02)        0.89         0.87           --           --       (0.00)       (0.00)
10/31/05                   15.86       (0.02)        1.68         1.66        (0.12)          --       (0.01)       (0.13)

                                                                RATIO              RATIO
                                                                  OF               OF NET
                          NET                       NET        EXPENSES          INVESTMENT
                         ASSET                     ASSETS         TO               INCOME             PORT-
                         VALUE                     END OF      AVERAGE            (LOSS) TO           FOLIO
      PERIOD            END OF        TOTAL        PERIOD         NET            AVERAGE NET          TURN-
       ENDED            PERIOD     RETURN(2)      (000'S)    ASSETS(4)(7)       ASSETS(4)(7)           OVER
--------------------   ---------   ---------     ---------   ------------       ------------        ---------
FOCUSED EQUITY STRATEGY PORTFOLIO

                                                   CLASS A
11/08/02-10/31/03(5)   $   15.94       27.72%    $  50,347           0.25%(3)          (0.25)%(3)           7%
10/31/04                   16.67        4.60       161,243           0.19              (0.17)               2
10/31/05                   18.60       13.28       184,509           0.20              (0.09)              13

                                                   CLASS B
11/08/02-10/31/03(5)   $   15.84       26.81%    $  30,942           0.90%(3)          (0.90)%(3)           7%
10/31/04                   16.46        3.93        94,156           0.85              (0.83)               2
10/31/05                   18.36       12.58       113,602           0.87              (0.81)              13

                                                  CLASS C+
11/08/02-10/31/03(5)   $   15.83       26.73%    $  96,094           0.90%(3)          (0.90)%(3)           7%
10/31/04                   16.46        4.00       263,636           0.82              (0.79)               2
10/31/05                   18.36       12.58       298,568           0.84              (0.75)              13

                                                   CLASS I
02/23/04-10/31/04(6)   $   16.67       (3.08)%   $   5,741           0.15%(3)          (0.19)%(3)           2%
10/31/05                   18.59       13.33         6,035           0.15              (0.08)              13

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

                                                   CLASS A
11/08/02-10/31/03(5)   $   15.07       20.82%    $  57,362           0.25%(3)           0.16%(3)            0%
10/31/04                   15.99        6.48       161,187           0.20               0.49                0
10/31/05                   17.55       11.20       225,664           0.20               0.51                1

                                                   CLASS B
11/08/02-10/31/03(5)   $   14.99       20.07%    $  41,762           0.90%(3)          (0.50)%(3)           0%
10/31/04                   15.86        5.81        98,520           0.84              (0.14)               0
10/31/05                   17.38       10.37       135,585           0.86              (0.17)               1

                                                  CLASS C+
11/08/02-10/31/03(5)   $   14.99       20.07%    $ 113,247           0.90%(3)          (0.48)%(3)           0%
10/31/04                   15.86        5.81       282,018           0.82              (0.12)               0
10/31/05                   17.39       10.44       359,119           0.84              (0.11)               1

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                       10/31/03    10/31/04     10/31/05
                                       --------    --------     --------
     Focused Equity Strategy A             0.36%      (0.02)%      (0.01)%
     Focused Equity Strategy B             0.42       (0.02)       (0.01)
     Focused Equity Strategy C+            0.18        0.00        (0.01)
     Focused Equity Strategy I               --        0.26         0.10
     Focused Multi-Asset Strategy A        0.25       (0.02)       (0.01)
     Focused Multi-Asset Strategy B        0.27       (0.02)       (0.02)
     Focused Multi-Asset Strategy C+       0.12        0.00        (0.02)

(5)  Commencement of operations
(6)  Inception date of class.
(7) Does not include underlying fund expenses that the Portfolios bear indirectly.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                  NET
                                                  GAIN
                                                 (LOSS)
                          NET                     ON                        DIVI-       DISTRI-     DISTRI-
                         ASSET                   INVEST-       TOTAL        DENDS       BUTIONS     BUTIONS
                         VALUE        NET        MENTS         FROM         FROM         FROM        FROM
                         BEGIN-     INVEST-      (BOTH        INVEST-        NET          NET         NET
                          NING       MENT        REALIZED      MENT        INVEST-      RETURN       REAL-        TOTAL
      PERIOD               OF       INCOME       AND UN-       OPERA-       MENT          OF         IZED        DISTRI-
       ENDED             PERIOD    (LOSS)(1)    REALIZED)      TIONS       INCOME       CAPITAL      GAINS       BUTIONS
--------------------   ---------   ---------    ---------    ---------    ---------    ---------   ---------    ---------
FOCUSED BALANCED STRATEGY PORTFOLIO

                                                         CLASS A
11/08/02-10/31/03(5)   $   12.50   $    0.05    $    2.41    $    2.46    $   (0.06)   $    0.00   $      --    $   (0.06)
10/31/04                   14.90        0.15         0.56         0.71        (0.20)          --       (0.00)       (0.20)
10/31/05                   15.41        0.18         1.23         1.41        (0.30)          --       (0.17)       (0.47)

                                                         CLASS B
11/08/02-10/31/03(5)   $   12.50   $   (0.02)   $    2.39    $    2.37    $   (0.03)   $    0.00   $      --    $   (0.03)
10/31/04                   14.84        0.05         0.56         0.61        (0.06)          --       (0.00)       (0.06)
10/31/05                   15.39        0.07         1.23         1.30        (0.20)          --       (0.17)       (0.37)

                                                        CLASS C+
11/08/02-10/31/03(5)   $   12.50   $   (0.02)   $    2.40    $    2.38    $   (0.03)   $    0.00   $      --    $   (0.03)
10/31/04                   14.85        0.06         0.56         0.62        (0.06)          --       (0.00)       (0.06)
10/31/05                   15.41        0.08         1.23         1.31        (0.20)          --       (0.17)       (0.37)

                                                         CLASS I
02/23/04-10/31/04(6)   $   15.72   $    0.12    $   (0.32)   $   (0.20)   $   (0.11)   $      --   $      --    $   (0.11)
10/31/05                   15.41        0.17         1.24         1.41        (0.31)          --       (0.17)       (0.48)

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO

                                                         CLASS A
11/08/02-10/31/03(5)   $   12.50   $    0.20    $    1.23    $    1.43    $   (0.18)     $    --   $      --    $   (0.18)
10/31/04                   13.75        0.33         0.25         0.58        (0.36)          --       (0.01)       (0.37)
10/31/05                   13.96        0.35         0.46         0.81        (0.37)          --       (0.31)       (0.68)

                                                         CLASS B
11/08/02-10/31/03(5)   $   12.50   $    0.12    $    1.23    $    1.35    $   (0.11)     $    --   $      --    $   (0.11)
10/31/04                   13.74        0.24         0.24         0.48        (0.26)          --       (0.01)       (0.27)
10/31/05                   13.95        0.25         0.47         0.72        (0.28)          --       (0.31)       (0.59)

                                                        CLASS C+
11/08/02-10/31/03(5)   $   12.50   $    0.13    $    1.22    $    1.35    $   (0.11)     $    --   $      --    $   (0.11)
10/31/04                   13.74        0.24         0.24         0.48        (0.26)          --       (0.01)       (0.27)
10/31/05                   13.95        0.25         0.47         0.72        (0.28)          --       (0.31)       (0.59)

                                                         CLASS I
07/06/04-10/31/04(6)   $   13.86   $    0.06    $    0.11    $    0.17    $   (0.07)     $    --   $      --    $   (0.07)
10/31/05                   13.96        0.35         0.47         0.82        (0.38)          --       (0.31)       (0.69)

                                                               RATIO              RATIO
                                                                 OF               OF NET
                          NET                                 EXPENSES          INVESTMENT
                         ASSET                     NET           TO               INCOME             PORT-
                         VALUE                    ASSETS       AVERAGE           (LOSS) TO           FOLIO
      PERIOD            END OF        TOTAL       END OF         NET            AVERAGE NET          TURN-
       ENDED            PERIOD      RETURN(2)     PERIOD     ASSETS(4)(7)       ASSETS(4)(7)         OVER
--------------------   ---------    ---------    ---------   ------------       ------------        ---------
FOCUSED BALANCED STRATEGY PORTFOLIO

                                                   CLASS A
11/08/02-10/31/03(5)   $   14.90        19.75%   $  54,459           0.25%(3)           0.43%(3)            2%
10/31/04                   15.41         4.78      130,851           0.20               0.99                9
10/31/05                   16.35         9.23      144,668           0.19               1.10               14

                                                   CLASS B
11/08/02-10/31/03(5)   $   14.84        18.98%   $  48,183           0.90%(3)          (0.20)%(3)           2%
10/31/04                   15.39         4.09      108,591           0.85               0.33                9
10/31/05                   16.32         8.47      114,867           0.85               0.44               14

                                                   CLASS C+
11/08/02-10/31/03(5)   $   14.85        19.06%   $ 102,550           0.90%(3)           0.19%(3)            2%
10/31/04                   15.41         4.16      198,590           0.84               0.38                9
10/31/05                   16.35         8.52      212,036           0.83               0.48               14

                                                   CLASS I
02/23/04-10/31/04(6)   $   15.41        (1.26)%  $  13,304           0.15%(3)           0.75%(3)            9%
10/31/05                   16.34         9.22       14,889           0.15               1.08               14

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO

                                                   CLASS A
11/08/02-10/31/03(5)   $   13.75        11.57%   $  26,426           0.25%(3)           1.64%(3)            6%
10/31/04                   13.96         4.22       38,251           0.22               2.40               17
10/31/05                   14.09         5.87       28,583           0.25               2.44               11

                                                   CLASS B
11/08/02-10/31/03(5)   $   13.74        10.88%   $   11,56           0.90%(3)           1.02%(3)            6%
10/31/04                   13.95         3.44       16,053           0.90               1.70               17
10/31/05                   14.08         5.18       16,198           0.90               1.79               11

                                                  CLASS C+
11/08/02-10/31/03(5)   $   13.74        10.88%   $  21,880           0.90%(3)           1.08%(3)            6%
10/31/04                   13.95         3.51       34,981           0.88               1.73               17
10/31/05                   14.08         5.18       29,116           0.90               1.80               11

                                                   CLASS I
07/06/04-10/31/04(6)   $   13.96         1.26%   $     101           0.15%(3)           1.03%(3)           17%
10/31/05                   14.09         5.97          108           0.15               2.54               11

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                                     10/31/03    10/31/04     10/31/05
                                                     --------    --------     --------
     Focused Balanced Strategy A                         0.21%      (0.03)%       0.00%
     Focused Balanced Strategy B                         0.18       (0.02)       (0.01)
     Focused Balanced Strategy C+                        0.09        0.00        (0.01)
     Focused Balanced Strategy I                           --        0.11         0.03
     Focused Fixed Income and Equity Strategy A          0.53       (0.02)       (0.03)
     Focused Fixed Income and Equity Strategy B          0.71       (0.02)       (0.00)
     Focused Fixed Income and Equity Strategy C+         0.52        0.01        (0.01)
     Focused Fixed Income and Equity Strategy I            --       13.99        14.47

(5)  Commencement of operations
(6)  Inception date of class.
(7) Does not include underlying fund expenses that the Portfolios bear indirectly.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                  NET
                                                  GAIN
                                                 (LOSS)
                          NET                     ON                        DIVI-       DISTRI-     DISTRI-
                         ASSET                   INVEST-       TOTAL        DENDS       BUTIONS     BUTIONS
                         VALUE        NET        MENTS         FROM         FROM         FROM        FROM
                         BEGIN-     INVEST-      (BOTH        INVEST-        NET          NET         NET
                          NING       MENT        REALIZED      MENT        INVEST-      RETURN       REAL-        TOTAL
      PERIOD               OF       INCOME       AND UN-       OPERA-       MENT          OF         IZED        DISTRI-
       ENDED             PERIOD    (LOSS)(1)    REALIZED)      TIONS       INCOME       CAPITAL      GAINS       BUTIONS
--------------------   ---------   ---------    ---------    ---------    ---------    ---------   ---------    ---------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO

                                                         CLASS A
11/08/02-10/31/03(5)   $   12.50   $    0.30    $    0.46    $    0.76    $   (0.30)   $      --   $      --    $   (0.30)
10/31/04                   12.96        0.42         0.25         0.67         0.50           --       (0.11)        0.61
10/31/05                   13.02        0.43        (0.07)        0.36        (0.43)          --       (0.24)       (0.67)

                                                         CLASS B
11/08/02-10/31/03(5)   $   12.50   $    0.23    $    0.46    $    0.69    $   (0.23)   $      --   $      --    $   (0.23)
10/31/04                   12.96        0.33         0.25         0.58         0.42           --       (0.11)        0.53
10/31/05                   13.01        0.35        (0.08)        0.27        (0.34)          --       (0.24)       (0.58)

                                                        CLASS C+
11/08/02-10/31/03(5)   $   12.50   $    0.22    $    0.47    $    0.69    $   (0.23)   $      --   $      --    $   (0.23)
10/31/04                   12.96        0.31         0.27         0.58         0.43           --       (0.11)        0.54
10/31/05                   13.00        0.35        (0.07)        0.28        (0.34)          --       (0.24)       (0.58)

                                                                RATIO              RATIO
                                                                  OF               OF NET
                          NET                                  EXPENSES          INVESTMENT
                         ASSET                      NET           TO               INCOME             PORT-
                         VALUE                     ASSETS      AVERAGE            (LOSS) TO           FOLIO
      PERIOD            END OF        TOTAL        END OF         NET            AVERAGE NET          TURN-
       ENDED            PERIOD      RETURN(2)      PERIOD    ASSETS(4)(6)       ASSETS(4)(6)           OVER
--------------------   ---------    ---------    ---------   ------------       ------------        ---------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO

                                                   CLASS A
11/08/02-10/31/03(5)   $   12.96         6.35%   $   8,400           0.25%(3)           2.52%(3)           66%
10/31/04                   13.02         5.29        8,921           0.25               3.27               55
10/31/05                   12.71         2.78       10,109           0.25               3.35               22

                                                   CLASS B
11/08/02-10/31/03(5)   $   12.96         5.69%   $   6,033           0.90%(3)           1.94%(3)           66%
10/31/04                   13.01         4.61        8,157           0.90               2.62               55
10/31/05                   12.70         2.12        7,436           0.90               2.69               22

                                                  CLASS C+
11/08/02-10/31/03(5)   $   12.96         5.69%   $  10,537           0.90%(3)           1.89%(3)           66%
10/31/04                   13.00         4.55       20,730           0.90               2.51               55
10/31/05                   12.70         2.20       14,010           0.90               2.68               22

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                                     10/31/03    10/31/04    10/31/05
                                                     --------    --------    --------
     Focused Fixed Income Strategy A                     0.90%       0.14%       0.13%
     Focused Fixed Income Strategy B                     1.00        0.14        0.18
     Focused Fixed Income Strategy C+                    0.60        0.08        0.09

(5)  Commencement of operations
(6) Does not include underlying fund expenses that the Portfolios bear indirectly.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                        NET
                                       GAIN
                                      (LOSS)
             NET                        ON                    DIVI-     DISTRI-     DISTRI-
            ASSET                     INVEST-      TOTAL      DENDS     BUTIONS     BUTIONS
            VALUE         NET          MENTS       FROM       FROM        FROM        FROM                    NET
            BEGIN-       INVEST-      (BOTH       INVEST-      NET        NET         NET                    ASSET
             NING         MENT       REALIZED      MENT      INVEST-     RETURN      REAL-        TOTAL      VALUE
 PERIOD       OF         INCOME       AND UN-      OPERA-     MENT         OF         IZED       DISTRI-     END OF     TOTAL
 ENDED      PERIOD     (LOSS)(1)     REALIZED)     TIONS     INCOME     CAPITAL      GAINS       BUTIONS     PERIOD    RETURN(2)
--------  ----------   ----------   ----------    --------   --------  ---------  -----------  ----------  ----------  ---------
FOCUSED LARGE-CAP GROWTH PORTFOLIO

                                                              CLASS A
10/31/01  $    21.49   $    (0.11)  $    (6.16)   $  (6.27)  $     --  $      --  $     (0.59) $    (0.59) $    14.63     (29.87)%
10/31/02       14.63        (0.11)       (1.71)      (1.82)        --         --           --          --       12.81     (12.44)
10/31/03       12.81        (0.12)        3.97        3.85         --         --           --          --       16.66      30.05
10/31/04       16.66        (0.15)       (0.67)      (0.82)        --         --           --          --       15.84      (4.92)
10/31/05       15.84         0.01         1.96        1.97         --         --           --          --       17.81      12.44

                                                              CLASS B
10/31/01  $    21.14   $    (0.22)  $    (6.04)   $  (6.26)  $     --  $      --  $     (0.59) $    (0.59) $    14.29     (30.33)%
10/31/02       14.29        (0.20)       (1.65)      (1.85)        --         --           --          --       12.44     (12.95)
10/31/03       12.44        (0.20)        3.83        3.63         --         --           --          --       16.07      29.18
10/31/04       16.07        (0.25)       (0.63)      (0.88)        --         --           --          --       15.19      (5.48)
10/31/05       15.19        (0.09)        1.85        1.76         --         --           --          --       16.95      11.59

                                                              CLASS C+
10/31/01  $    21.14   $    (0.22)  $    (6.04)   $  (6.26)  $     --  $      --  $     (0.59) $    (0.59) $    14.29     (30.33)%
10/31/02       14.29        (0.20)       (1.65)      (1.85)        --         --           --          --       12.44     (12.95)
10/31/03       12.44        (0.20)        3.83        3.63         --         --           --          --       16.07      29.18
10/31/04       16.07        (0.25)       (0.63)      (0.88)        --         --           --          --       15.19      (5.48)
10/31/05       15.19        (0.09)        1.86        1.77         --         --           --          --       16.96      11.65

                                                              CLASS Z
10/31/01  $    21.62   $    (0.07)  $    (6.20)   $  (6.27)  $     --  $      --  $     (0.59) $    (0.59) $    14.76     (29.68)%
10/31/02       14.76        (0.05)       (1.74)      (1.79)        --         --           --          --       12.97     (12.13)
10/31/03       12.97        (0.03)        4.01        3.98         --         --           --          --       16.95      30.69
10/31/04       16.95        (0.05)       (0.68)      (0.73)        --         --           --          --       16.22      (4.31)
10/31/05       16.22         0.11         2.00        2.11         --         --           --          --       18.33      13.01

                         RATIO          RATIO
                          OF           OF NET
                        EXPENSES     INVESTMENT
              NET          TO          INCOME          PORT-
            ASSETS      AVERAGE       (LOSS) TO        FOLIO
 PERIOD     END OF        NET        AVERAGE NET       TURN-
 ENDED      PERIOD       ASSETS         ASSETS         OVER
--------  ----------   ----------   ------------      --------
FOCUSED LARGE-CAP GROWTH PORTFOLIO

                            CLASS A
10/31/01  $  284,538         1.56%         (0.66)%         178%
10/31/02     273,034         1.57(3)       (0.81)(3)       166
10/31/03     514,908         1.58(3)       (0.83)(3)        81
10/31/04     719,460         1.58(3)       (0.93)(3)       110
10/31/05     724,610         1.52(3)       (0.01)(3)       125

                            CLASS B
10/31/01  $  475,315         2.21%         (1.31)%         178%
10/31/02     414,904         2.21(3)       (1.45)(3)       166
10/31/03     502,311         2.22(3)       (1.47)(3)        81
10/31/04     425,461         2.23(3)       (1.59)(3)       110
10/31/05     342,067         2.20(3)       (0.62)(3)       125

                           CLASS C+
10/31/01  $  544,620         2.21%         (1.30)%         178%
10/31/02     458,335         2.21(3)       (1.45)(3)       166
10/31/03     539,786         2.21(3)       (1.45)(3)        81
10/31/04     489,636         2.22(3)       (1.59)(3)       110
10/31/05     398,270         2.18(3)       (0.60)(3)       125

                            CLASS Z
10/31/01  $    9,321         1.27%         (0.38)%         178%
10/31/02       8,785         1.21(3)       (0.45)(3)       166
10/31/03      72,196         0.98(3)       (0.22)(3)        81
10/31/04      74,811         1.00(3)       (0.37)(3)       110
10/31/05      80,415         0.93(3)        0.57(3)        125

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                        10/31/02    10/31/03     10/31/04      10/31/05
                                        --------    --------     --------      --------
     Focused Large-Cap Growth A             0.09%       0.03%        0.05%         0.05%
     Focused Large-Cap Growth B             0.09        0.03         0.05          0.06
     Focused Large-Cap Growth C+            0.09        0.03         0.05          0.06
     Focused Large-Cap Growth Z             0.09        0.03         0.05          0.05

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                        NET
                                       GAIN
                                      (LOSS)
              NET                       ON                     DIVI-    DISTRI-     DISTRI-
             ASSET                    INVEST-      TOTAL       DENDS    BUTIONS     BUTIONS
             VALUE         NET         MENTS        FROM       FROM       FROM        FROM                     NET
            BEGIN-       INVEST-       (BOTH      INVEST-       NET       NET         NET                     ASSET
             NING         MENT       REALIZED       MENT      INVEST-    RETURN      REAL-        TOTAL       VALUE
 PERIOD       OF         INCOME       AND UN-      OPERA-       MENT       OF         IZED       DISTRI-     END OF      TOTAL
 ENDED      PERIOD      (LOSS)(1)    REALIZED)     TIONS       INCOME   CAPITAL      GAINS       BUTIONS     PERIOD    RETURN(2)
--------  ----------   ----------   ----------    --------   --------  ---------  -----------  ----------  ----------  ---------
FOCUSED MULTI-CAP GROWTH PORTFOLIO

                                                              CLASS A
10/31/01    $  31.19   $    (0.15)  $   (11.07)   $ (11.22)  $     --  $      --  $     (5.04) $    (5.04) $    14.93     (41.40)%
10/31/02       14.93        (0.16)       (1.42)      (1.58)        --         --           --          --       13.35     (10.58)
10/31/03       13.35        (0.18)        3.69        3.51         --         --           --          --       16.86      26.29
10/31/04       16.86        (0.21)        1.33        1.12         --         --           --          --       17.98       6.64
10/31/05       17.98        (0.24)        4.28        4.04         --         --           --          --       22.02      22.47

                                                              CLASS B
10/31/01    $  30.31   $    (0.27)  $   (10.67)   $ (10.94)  $     --  $      --  $     (5.04) $    (5.04) $    14.33     (41.73)%
10/31/02       14.33        (0.25)       (1.36)      (1.61)        --         --           --          --       12.72     (11.24)
10/31/03       12.72        (0.26)        3.50        3.24         --         --           --          --       15.96      25.47
10/31/04       15.96        (0.32)        1.27        0.95         --         --           --          --       16.91       5.95
10/31/05       16.91        (0.35)        4.02        3.67         --         --           --          --       20.58      21.70

                                                              CLASS C+
10/31/01    $  30.31   $    (0.27)  $   (10.68)   $ (10.95)  $     --  $      --  $     (5.04) $    (5.04) $    14.32     (41.77)%
10/31/02       14.32        (0.24)       (1.36)      (1.60)        --         --           --          --       12.72     (11.17)
10/31/03       12.72        (0.26)        3.50        3.24         --         --           --          --       15.96      25.47
10/31/04       15.96        (0.31)        1.26        0.95         --         --           --          --       16.91       5.95
10/31/05       16.91        (0.35)        4.01        3.66         --         --           --          --       20.57      21.64

                          RATIO        RATIO
                           OF         OF NET
                        EXPENSES    INVESTMENT
              NET          TO         INCOME            PORT-
            ASSETS       AVERAGE     (LOSS) TO          FOLIO
 PERIOD     END OF         NET      AVERAGE NET         TURN-
 ENDED      PERIOD      ASSETS(3)    ASSETS(3)          OVER
--------  ----------   ----------   ------------      --------
FOCUSED MULTI-CAP GROWTH PORTFOLIO

                            CLASS A
10/31/01  $   77,975         1.78%         (0.77)%         176%
10/31/02      85,244         1.76(4)       (1.08)(4)       211
10/31/03     127,425         1.72          (1.30)          100
10/31/04     188,725         1.72(4)       (1.24)(4)       128
10/31/05     264,942         1.72(4)       (1.16)(4)       138

                            CLASS B
10/31/01  $  114,228         2.43%         (1.43)%         176%
10/31/02     118,177         2.41(4)       (1.74)(4)       211
10/31/03     130,904         2.37          (1.94)          100
10/31/04      96,978         2.37(4)       (1.91)(4)       128
10/31/05      85,580         2.37(4)       (1.81)(4)       138

                           CLASS C+
10/31/01  $   34,567         2.43%         (1.43)%         176%
10/31/02      38,884         2.41(4)       (1.74)(4)       211
10/31/03      45,985         2.37          (1.94)          100
10/31/04      46,693         2.37(4)       (1.90)(4)       128
10/31/05      57,291         2.37(4)       (1.81)(4)       138

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/01    10/31/02     10/31/03    10/31/04    10/31/05
                                        --------    --------     --------    --------    --------
     Focused Multi-Cap Growth A             0.01%       0.05%        0.12%       0.06%      0.00%
     Focused Multi-Cap Growth B               --        0.01         0.10        0.07       0.03
     Focused Multi-Cap Growth C+            0.02        0.05         0.12        0.07       0.01

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                        10/31/02    10/31/03     10/31/04    10/31/05
                                        --------    --------     --------    --------
     Focused Multi-Cap Growth A             0.03%         --%        0.01%       0.00%
     Focused Multi-Cap Growth B             0.03          --         0.01        0.00
     Focused Multi-Cap Growth C+            0.03          --         0.01        0.00

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                 NET
                                                GAIN
                                               (LOSS)
                           NET                   ON                   DIVI-   DISTRI-  DISTRI-
                          ASSET                INVEST-      TOTAL     DENDS   BUTIONS  BUTIONS
                          VALUE       NET       MENTS       FROM      FROM     FROM     FROM                NET
                         BEGIN-     INVEST-     (BOTH      INVEST-     NET      NET      NET               ASSET
                          NING       MENT      REALIZED     MENT     INVEST-  RETURN    REAL-    TOTAL     VALUE
       PERIOD              OF       INCOME     AND UN-     OPERA-     MENT      OF      IZED    DISTRI-    END OF     TOTAL
       ENDED             PERIOD    (LOSS)(1)  REALIZED)     TIONS    INCOME   CAPITAL   GAINS   BUTIONS    PERIOD   RETURN(2)
--------------------   ----------  ---------  ----------  ---------  -------  -------  -------  -------  ---------  ---------
FOCUSED MID-CAP GROWTH PORTFOLIO

                                                           CLASS A
08/03/05-10/31/05(5)   $    12.50  $   (0.03) $    (0.21) $   (0.24) $    --  $    --  $    --  $    --  $   12.26      (1.92)%

                                                           CLASS B
08/03/05-10/31/05(5)   $    12.50  $   (0.05) $    (0.21) $   (0.26) $    --  $    --  $    --  $    --  $   12.24      (2.08)%

                                                           CLASS C
08/03/05-10/31/05(5)   $    12.50  $   (0.04) $    (0.22) $   (0.26) $    --  $    --  $    --  $    --  $   12.24      (2.08)%

                                                           CLASS I
08/03/05-10/31/05(5)   $    12.50  $   (0.03) $    (0.21) $   (0.24) $    --  $    --  $    --  $    --  $   12.26      (1.92)%

                                        RATIO          RATIO
                                         OF            OF NET
                                      EXPENSES       INVESTMENT
                          NET            TO            INCOME      PORT-
                         ASSETS        AVERAGE       (LOSS) TO     FOLIO
       PERIOD            END OF          NET        AVERAGE NET    TURN-
       ENDED             PERIOD     ASSETS(3)(4)    ASSETS(3)(4)   OVER
--------------------   ----------   ------------    ------------   -----
FOCUSED MID-CAP GROWTH PORTFOLIO

                                 CLASS A
08/03/05-10/31/05(5)   $   35,945           1.72%          (1.06)%    19%

                                 CLASS B
08/03/05-10/31/05(5)   $       56           2.37%          (1.81)%    19%

                                 CLASS C
08/03/05-10/31/05(5)   $      105           2.37%          (1.91)%    19%

                                 CLASS I
08/03/05-10/31/05(5)   $       25           1.62%          (0.93)%    19%

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/05(3)
                                        -----------
     Focused Mid-Cap Growth A                  0.64%
     Focused Mid-Cap Growth B                131.64
     Focused Mid-Cap Growth C                 87.61
     Focused Mid-Cap Growth I                190.14

(5)  Commencement of operations

See Notes to Financial Statements

                                        NET
                                       GAIN
                                      (LOSS)
             NET                        ON                     DIVI-    DISTRI-     DISTRI-
            ASSET                     INVEST-       TOTAL      DENDS    BUTIONS     BUTIONS
            VALUE          NET         MENTS         FROM       FROM      FROM        FROM                     NET
            BEGIN-       INVEST-       (BOTH       INVEST-      NET       NET         NET                     ASSET
             NING         MENT        REALIZED       MENT     INVEST-    RETURN      REAL-        TOTAL       VALUE
 PERIOD       OF         INCOME       AND UN-       OPERA-      MENT       OF         IZED       DISTRI-      END OF     TOTAL
 ENDED      PERIOD      (LOSS)(1)    REALIZED)      TIONS      INCOME   CAPITAL      GAINS       BUTIONS      PERIOD   RETURN(2)
--------  ----------   ----------   ----------    --------    -------   --------   ----------   ---------   ---------  ---------
FOCUSED SMALL-CAP GROWTH PORTFOLIO

                                                              CLASS A
10/31/01  $    17.27   $    (0.14)  $    (5.65)   $  (5.79)   $    --   $     --   $    (0.01)  $   (0.01)  $   11.47     (33.56)%
10/31/02       11.47        (0.15)       (1.11)      (1.26)        --         --           --          --       10.21     (10.99)
10/31/03       10.21        (0.18)        4.91        4.73         --         --           --          --       14.94      46.33
10/31/04       14.94        (0.22)        0.96        0.74         --         --           --          --       15.68       4.95
10/31/05       15.68        (0.27)        2.55        2.28         --         --           --          --       17.96      14.54

                                                              CLASS B
10/31/01  $    16.80   $    (0.22)  $    (5.46)   $  (5.68)   $    --   $     --   $    (0.01)  $   (0.01)  $   11.11     (33.84)%
10/31/02       11.11        (0.23)       (1.05)      (1.28)        --         --           --          --        9.83     (11.52)
10/31/03        9.83        (0.25)        4.72        4.47         --         --           --          --       14.30      45.47
10/31/04       14.30        (0.31)        0.92        0.61         --         --           --          --       14.91       4.27
10/31/05       14.91        (0.36)        2.42        2.06         --         --           --          --       16.97      13.82

                                                              CLASS C+
10/31/01  $    16.79   $    (0.22)  $    (5.45)   $  (5.67)   $    --   $     --   $    (0.01)  $   (0.01)  $   11.11     (33.80)%
10/31/02       11.11        (0.20)       (1.10)      (1.30)        --         --           --          --        9.81     (11.70)
10/31/03        9.81        (0.25)        4.70        4.45         --         --           --          --       14.26      45.36
10/31/04       14.26        (0.31)        0.92        0.61         --         --           --          --       14.87       4.28
10/31/05       14.87        (0.36)        2.41        2.05         --         --           --          --       16.92      13.79

                                                              CLASS I
10/31/01  $    17.33   $    (0.13)  $    (5.64)   $  (5.77)   $    --   $     --   $    (0.01)  $   (0.01)  $   11.55     (33.33)%
10/31/02       11.55        (0.16)       (1.09)      (1.25)        --         --           --          --       10.30     (10.82)
10/31/03       10.30        (0.17)        4.96        4.79         --         --           --          --       15.09      46.50
10/31/04       15.09        (0.22)        0.98        0.76         --         --           --          --       15.85       5.04
10/31/05       15.85        (0.25)        2.57        2.32         --         --           --          --       18.17      14.64

                          RATIO         RATIO
                           OF          OF NET
                        EXPENSES     INVESTMENT
              NET          TO          INCOME          PORT-
            ASSETS       AVERAGE      (LOSS) TO        FOLIO
 PERIOD     END OF         NET       AVERAGE NET       TURN-
 ENDED      PERIOD      ASSETS(3)     ASSETS(3)         OVER
--------  ----------   ----------    -----------      --------
FOCUSED SMALL-CAP GROWTH PORTFOLIO

                            CLASS A
10/31/01  $    4,512         1.47%         (1.04)%          91%
10/31/02      10,856         1.74(4)       (1.44)(4)       150
10/31/03      89,176         1.72(4)       (1.57)(4)        68
10/31/04     203,813         1.72(4)       (1.51)(4)       101
10/31/05     222,190         1.72(4)       (1.52)(4)        82

                            CLASS B
10/31/01  $   11,158         2.11%         (1.69)%          91%
10/31/02      14,375         2.40(4)       (2.10)(4)       150
10/31/03      28,899         2.37(4)       (2.21)(4)        68
10/31/04      35,101         2.37(4)       (2.16)(4)       101
10/31/05      37,563         2.37(4)       (2.17)(4)        82

                           CLASS C+
10/31/01  $    2,119         2.11%         (1.67)%          91%
10/31/02      22,029         2.39(4)       (2.08)(4)       150
10/31/03      51,886         2.37(4)       (2.22)(4)        68
10/31/04      67,004         2.37(4)       (2.16)(4)       101
10/31/05      75,343         2.37(4)       (2.17)(4)        82

                            CLASS I
10/31/01  $   11,581         1.37%         (0.94)%          91%
10/31/02       4,854         1.64(4)       (1.35)(4)       150
10/31/03       8,126         1.62(4)       (1.46)(4)        68
10/31/04       6,645         1.62(4)       (1.41)(4)       101
10/31/05       6,992         1.62(4)       (1.42)(4)        82

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/01    10/31/02     10/31/03    10/31/04    10/31/05
                                        --------    --------     --------    --------    --------
     Focused Small-Cap Growth A             1.34%       0.70%        0.18%       0.04%      (0.04)%
     Focused Small-Cap Growth B             1.35        0.72         0.28        0.09        0.03
     Focused Small-Cap Growth C+            1.34        0.59         0.17        0.05       (0.02)
     Focused Small-Cap Growth I             1.34        0.67         0.30        0.05        0.05

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                                        10/31/02    10/31/03     10/31/04     10/31/05
                                        --------    --------     --------     --------
     Focused Small-Cap Growth A             0.07%       0.02%        0.02%        0.01%
     Focused Small-Cap Growth B             0.08        0.03         0.02         0.01
     Focused Small-Cap Growth C+            0.05        0.03         0.02         0.01
     Focused Small-Cap Growth I             0.07        0.03         0.02         0.01

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                       NET
                                       GAIN
                                      (LOSS)
             NET                        ON                     DIVI-     DISTRI-    DISTRI-
            ASSET                     INVEST-       TOTAL      DENDS     BUTIONS    BUTIONS
            VALUE          NET         MENTS        FROM       FROM        FROM      FROM                      NET
            BEGIN-       INVEST-       (BOTH       INVEST-      NET        NET        NET                     ASSET
             NING         MENT        REALIZED      MENT      INVEST-     RETURN     REAL-        TOTAL       VALUE
 PERIOD       OF         INCOME       AND UN-      OPERA-      MENT         OF       IZED        DISTRI-      END OF     TOTAL
 ENDED      PERIOD      (LOSS)(1)    REALIZED)      TIONS     INCOME     CAPITAL     GAINS       BUTIONS      PERIOD   RETURN(2)
--------  ----------   ----------   ----------    ---------   -------   --------   ----------   ---------   ---------  ---------
FOCUSED LARGE-CAP VALUE PORTFOLIO

                                                              CLASS A
10/31/01  $    15.70   $    (0.03)  $    (1.92)   $   (1.95)  $ (0.12)  $     --   $    (0.57)  $   (0.69)  $   13.06     (12.91)%
10/31/02       13.06         0.04        (1.99)       (1.95)       --         --           --          --       11.11     (14.93)
10/31/03       11.11         0.04         2.87         2.91        --         --           --          --       14.02      26.19
10/31/04       14.02         0.06         0.67         0.73     (0.02)        --           --       (0.02)      14.73       5.21(5)
10/31/05       14.73         0.05         2.14         2.19     (0.04)        --        (0.10)      (0.14)      16.78      14.90

                                                              CLASS B
10/31/01  $    15.38   $    (0.12)  $    (1.87)   $   (1.99)  $ (0.01)  $     --   $    (0.57)  $   (0.58)  $   12.81     (13.42)%
10/31/02       12.81        (0.04)       (1.94)       (1.98)       --         --           --          --       10.83     (15.46)
10/31/03       10.83        (0.04)        2.79         2.75        --         --           --          --       13.58      25.39
10/31/04       13.58        (0.04)        0.65         0.61        --         --           --          --       14.19       4.49(5)
10/31/05       14.19        (0.06)        2.05         1.99        --         --        (0.10)      (0.10)      16.08      14.06

                                                              CLASS C+
10/31/01  $    15.39   $    (0.13)  $    (1.86)   $   (1.99)  $ (0.01)  $     --   $    (0.57)  $   (0.58)  $   12.82     (13.41)%
10/31/02       12.82        (0.03)       (1.94)       (1.97)       --         --           --          --       10.85     (15.37)
10/31/03       10.85        (0.04)        2.79         2.75        --         --           --          --       13.60      25.35
10/31/04       13.60        (0.04)        0.65         0.61        --         --           --          --       14.21       4.49(5)
10/31/05       14.21        (0.07)        2.07         2.00        --         --        (0.10)      (0.10)      16.11      14.12

                          RATIO         RATIO
                            OF         OF NET
                         EXPENSES    INVESTMENT
              NET           TO         INCOME          PORT-
            ASSETS       AVERAGE      (LOSS) TO        FOLIO
 PERIOD     END OF         NET       AVERAGE NET       TURN-
 ENDED      PERIOD      ASSETS(3)     ASSETS(3)         OVER
--------  ----------   ----------    -----------      --------
FOCUSED LARGE-CAP VALUE PORTFOLIO

                            CLASS A
10/31/01  $   23,418         1.78%         (0.21)%          63%
10/31/02      26,269         1.76(4)        0.12(4)        161
10/31/03     168,245         1.72(4)        0.30(4)         69
10/31/04     368,353         1.72(4)        0.44(4)         47
10/31/05     437,074         1.65(4)        0.32(4)        122

                           CLASS B
10/31/01  $   36,816         2.43%         (0.86)%          63%
10/31/02      32,261         2.41(4)       (0.57)(4)       161
10/31/03      41,887         2.37(4)       (0.35)(4)        69
10/31/04      44,263         2.37(4)       (0.24)(4)        47
10/31/05      36,286         2.37(4)       (0.41)(4)       122

                           CLASS C+
10/31/01  $   24,958         2.43%         (0.86)%          63%
10/31/02      33,297         2.40(4)       (0.50)(4)       161
10/31/03      56,935         2.37(4)       (0.35)(4)        69
10/31/04      76,253         2.37(4)       (0.23)(4)        47
10/31/05      73,070         2.37(4)       (0.40)(4)       122

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/01    10/31/02     10/31/03      10/31/04     10/31/05
                                        --------    --------     --------      --------     --------
     Focused Large-Cap Value A              0.09%       0.16%        0.09%        (0.02)%      (0.01)%
     Focused Large-Cap Value B              0.04        0.15         0.11          0.01        (0.02)
     Focused Large-Cap Value C+             0.09        0.15         0.08          0.01        (0.05)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                                        10/31/02    10/31/03     10/31/05
                                        --------    --------     --------
     Focused Large-Cap Value A              0.22%       0.11%        0.00%
     Focused Large-Cap Value B              0.23        0.15         0.00
     Focused Large-Cap Value C+             0.21        0.14         0.00

(5) Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                       NET
                                       GAIN
                                      (LOSS)
             NET                        ON                     DIVI-    DISTRI-     DISTRI-
            ASSET                     INVEST-       TOTAL      DENDS    BUTIONS     BUTIONS
            VALUE          NET         MENTS        FROM        FROM      FROM       FROM                     NET
            BEGIN-       INVEST-       (BOTH       INVEST-      NET       NET         NET                    ASSET
             NING         MENT        REALIZED      MENT      INVEST-    RETURN      REAL-        TOTAL      VALUE
 PERIOD       OF         INCOME       AND UN-      OPERA-       MENT       OF        IZED        DISTRI-     END OF      TOTAL
 ENDED      PERIOD      (LOSS)(1)    REALIZED)      TIONS      INCOME   CAPITAL      GAINS       BUTIONS     PERIOD    RETURN(2)
--------  ----------   ----------   ----------    ---------   -------   --------   ----------   ---------   ---------  ---------
FOCUSED MULTI-CAP VALUE PORTFOLIO

                                                              CLASS A
10/31/01  $    16.26   $     0.02   $     1.10    $    1.12   $    --   $     --   $    (0.71)  $   (0.71)  $   16.67       6.95%
10/31/02       16.67        (0.01)       (2.73)       (2.74)       --         --        (0.50)      (0.50)      13.43     (17.09)%
10/31/03       13.43         0.16         3.51         3.67        --         --           --          --       17.10      27.33
10/31/04       17.10         0.05         1.91         1.96     (0.14)        --           --       (0.14)      18.92      11.49
10/31/05       18.92         0.07         1.97         2.04        --         --           --          --       20.96      10.78

                                                              CLASS B
10/31/01  $    16.16   $    (0.09)  $     1.11    $    1.02   $    --   $     --   $    (0.71)  $   (0.71)  $   16.47       6.35%
10/31/02       16.47        (0.11)       (2.69)       (2.80)       --         --        (0.50)      (0.50)      13.17     (17.67)%
10/31/03       13.17         0.05         3.45         3.50        --         --           --          --       16.67      26.58
10/31/04       16.67        (0.06)        1.84         1.78     (0.02)        --           --       (0.02)      18.43      10.71
10/31/05       18.43        (0.07)        1.93         1.86        --         --           --          --       20.29      10.09

                                                             CLASS C+
10/31/01  $    16.16   $    (0.09)  $     1.10    $    1.01   $    --   $     --   $    (0.71)  $   (0.71)  $   16.46       6.29%
10/31/02       16.46        (0.11)       (2.69)       (2.80)       --         --        (0.50)      (0.50)      13.16     (17.68)%
10/31/03       13.16         0.04         3.46         3.50        --         --           --          --       16.66      26.60
10/31/04       16.66        (0.06)        1.84         1.78     (0.02)        --           --       (0.02)      18.42      10.71
10/31/05       18.42        (0.07)        1.93         1.86        --         --           --          --       20.28      10.10

                          RATIO         RATIO
                           OF          OF NET
                        EXPENSES     INVESTMENT
             NET           TO          INCOME          PORT-
            ASSETS       AVERAGE      (LOSS) TO        FOLIO
 PERIOD     END OF         NET       AVERAGE NET       TURN-
 ENDED      PERIOD      ASSETS(3)     ASSETS(3)        OVER
--------  ----------   ----------    -----------      --------
FOCUSED MULTI-CAP VALUE PORTFOLIO

                            CLASS A
10/31/01  $  136,063         1.56%          0.13%          245%
10/31/02     128,255         1.62          (0.07)          127
10/31/03     162,492         1.72           1.08           184
10/31/04     205,956         1.72           0.29           133
10/31/05     224,591         1.72(4)        0.33(4)        176

                           CLASS B
10/31/01  $  190,304         2.20%         (0.51)%         245%
10/31/02     169,875         2.26          (0.72)          127
10/31/03     189,432         2.37           0.33           184
10/31/04     183,754         2.37          (0.36)          133
10/31/05     172,116         2.37(4)       (0.33)(4)       176

                           CLASS C+
10/31/01  $  213,088         2.20%         (0.52)%         245%
10/31/02     209,029         2.27          (0.72)          127
10/31/03     220,776         2.37           0.31           184
10/31/04     211,999         2.37          (0.36)          133
10/31/05     193,047         2.37(4)       (0.34)(4)       176

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/01    10/31/02     10/31/03      10/31/04     10/31/05
                                        --------    --------     --------      --------     --------
     Focused Multi-Cap Value A              0.19%       0.11%        0.03%         0.04%       (0.02)%
     Focused Multi-Cap Value B              0.20        0.11         0.02          0.04        (0.02)
     Focused Multi-Cap Value C+             0.18        0.11         0.01          0.03        (0.02)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                        10/31/05
                                        --------
     Focused Multi-Cap Value A              0.02%
     Focused Multi-Cap Value B              0.02
     Focused Multi-Cap Value C+             0.02

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                  NET
                                                 GAIN
                                                (LOSS)
                          NET                     ON                  DIVI-   DISTRI-  DISTRI-
                         ASSET                  INVEST-     TOTAL     DENDS   BUTIONS  BUTIONS
                         VALUE        NET        MENTS      FROM       FROM    FROM     FROM               NET
                         BEGIN-     INVEST-      (BOTH     INVEST-     NET     NET      NET               ASSET
                          NING       MENT      REALIZED     MENT     INVEST-  RETURN    REAL-    TOTAL    VALUE
       PERIOD              OF       INCOME      AND UN-    OPERA-      MENT     OF      IZED    DISTRI-   END OF     TOTAL
       ENDED             PERIOD    (LOSS)(1)   REALIZED)   TIONS     INCOME   CAPITAL   GAINS   BUTIONS   PERIOD    RETURN(2)
--------------------   ----------  ---------  ----------  ---------  -------  -------  -------  -------  ---------  ---------
FOCUSED MID-CAP VALUE PORTFOLIO

                                                           CLASS A
08/03/05-10/31/05(5)   $    12.50  $   (0.01) $    (0.15) $   (0.16) $    --  $    --  $    --  $    --  $   12.34      (1.28)%

                                                           CLASS B
08/03/05-10/31/05(5)   $    12.50  $   (0.03) $    (0.15) $   (0.18) $    --  $    --  $    --  $    --  $   12.32      (1.44)%

                                                           CLASS C
08/03/05-10/31/05(5)   $    12.50  $   (0.03) $    (0.15) $   (0.18) $    --  $    --  $    --  $    --  $   12.32      (1.44)%

                                                           CLASS I
08/03/05-10/31/05(5)   $    12.50  $   (0.01) $    (0.15) $   (0.16) $    --  $    --  $    --  $    --  $   12.34      (1.28)%

                                        RATIO           RATIO
                                         OF            OF NET
                                      EXPENSES       INVESTMENT
                          NET            TO            INCOME             PORT-
                         ASSETS        AVERAGE        (LOSS) TO           FOLIO
       PERIOD            END OF          NET         AVERAGE NET          TURN-
       ENDED             PERIOD     ASSETS(3)(4)    ASSETS(3)(4)          OVER
--------------------   ----------   ------------    ------------        --------
FOCUSED MID-CAP VALUE PORTFOLIO

                                     CLASS A
08/03/05-10/31/05(5)   $   36,217           1.72%          (0.34)%             4%

                                     CLASS B
08/03/05-10/31/05(5)   $      105           2.37%          (1.41)%             4%

                                     CLASS C
08/03/05-10/31/05(5)   $      450           2.37%          (1.68)%             4%

                                     CLASS I
08/03/05-10/31/05(5)   $       25           1.62%          (0.20)%             4%

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/05(3)
                                        -----------
     Focused Mid-Cap Value A                   0.67%
     Focused Mid-Cap Value B                  94.96
     Focused Mid-Cap Value C                  36.93
     Focused Mid-Cap Value I                 187.70

(5)  Commencement of operations

See Notes to Financial Statements

                                       NET
                                       GAIN
                                      (LOSS)
              NET                       ON                     DIVI-     DISTRI-    DISTRI-
             ASSET                    INVEST-       TOTAL      DENDS     BUTIONS    BUTIONS
             VALUE         NET         MENTS        FROM        FROM       FROM      FROM                      NET
            BEGIN-       INVEST-       (BOTH       INVEST-      NET        NET        NET                     ASSET
             NING         MENT        REALIZED      MENT      INVEST-     RETURN     REAL-        TOTAL       VALUE
 PERIOD       OF         INCOME       AND UN-      OPERA-       MENT        OF       IZED        DISTRI-     END OF      TOTAL
 ENDED      PERIOD      (LOSS)(1)    REALIZED)      TIONS      INCOME    CAPITAL     GAINS       BUTIONS     PERIOD    RETURN(2)
--------  ----------   ----------   ----------    ---------   -------   --------   ----------   ---------   ---------  ---------
FOCUSED SMALL-CAP VALUE PORTFOLIO

                                                              CLASS A
10/31/01  $    13.92   $    (0.03)  $     1.66    $    1.63   $    --   $     --   $       --   $      --   $   15.55      11.71%
10/31/02       15.55        (0.06)       (1.16)       (1.22)       --         --        (1.12)      (1.12)      13.21      (9.13)
10/31/03       13.21        (0.03)        5.15         5.12        --       0.00        (0.63)      (0.63)      17.70      40.24
10/31/04       17.70        (0.04)        3.67         3.63        --         --           --          --       21.33      20.51
10/31/05       21.33        (0.07)        1.89         1.82        --         --        (2.28)      (2.28)      20.87       8.58

                                                              CLASS B
10/31/01  $    13.65   $    (0.13)  $     1.63    $    1.50   $    --   $     --   $       --   $      --   $   15.15      10.99%
10/31/02       15.15        (0.16)       (1.12)       (1.28)       --         --        (1.12)      (1.12)      12.75      (9.80)
10/31/03       12.75        (0.12)        4.96         4.84        --       0.00        (0.63)      (0.63)      16.96      39.46
10/31/04       16.96        (0.15)        3.50         3.35        --         --           --          --       20.31      19.75
10/31/05       20.31        (0.21)        1.80         1.59        --         --        (2.28)      (2.28)      19.62       7.81

                                                              CLASS C+
10/31/01  $    13.66   $    (0.13)  $     1.63    $    1.50   $    --   $     --   $       --   $      --   $   15.16      10.98%
10/31/02       15.16        (0.14)       (1.14)       (1.28)       --         --        (1.12)      (1.12)      12.76      (9.79)
10/31/03       12.76        (0.12)        4.98         4.86        --       0.00        (0.63)      (0.63)      16.99      39.59
10/31/04       16.99        (0.15)        3.51         3.36        --         --           --          --       20.35      19.78
10/31/05       20.35        (0.21)        1.80         1.59        --         --        (2.28)      (2.28)      19.66       7.80

                          RATIO         RATIO
                           OF          OF NET
                        EXPENSES     INVESTMENT
              NET          TO          INCOME          PORT-
            ASSETS       AVERAGE      (LOSS) TO        FOLIO
 PERIOD     END OF         NET       AVERAGE NET       TURN-
 ENDED      PERIOD      ASSETS(3)     ASSETS(3)        OVER
--------  ----------   ----------    -----------      --------
FOCUSED SMALL-CAP VALUE PORTFOLIO

                            CLASS A
10/31/01  $   29,772         1.78%         (0.19)%          66%
10/31/02      43,322         1.75(4)       (0.49)(4)       123
10/31/03     140,181         1.72(4)       (0.20)(4)       101
10/31/04     342,316         1.72(4)       (0.25)(4)        75
10/31/05     328,952         1.68(4)       (0.39)(4)       116

                            CLASS B
10/31/01  $   37,205         2.43%         (0.83)%          66%
10/31/02      44,538         2.40(4)       (1.15)(4)       123
10/31/03      60,293         2.37(4)       (0.84)(4)       101
10/31/04      75,814         2.37(4)       (0.81)(4)        75
10/31/05      65,856         2.37(4)       (1.08)(4)       116

                           CLASS C+
10/31/01  $   25,676         2.43%         (0.84)%          66%
10/31/02      50,881         2.40(4)       (1.09)(4)       123
10/31/03      76,993         2.37(4)       (0.84)(4)       101
10/31/04     114,772         2.37(4)       (0.83)(4)        75
10/31/05     118,729         2.37(4)       (1.08)(4)       116

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/01    10/31/02     10/31/03      10/31/04     10/31/05
                                        --------    --------     --------      --------     --------
     Focused Small-Cap Value A              0.11%       0.08%        0.09%         0.00%       (0.02)%
     Focused Small-Cap Value B              0.07        0.07         0.09          0.03        (0.02)
     Focused Small-Cap Value C+             0.15        0.09         0.07          0.01        (0.04)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                        10/31/02    10/31/03     10/31/04      10/31/05
                                        --------    --------     --------      --------
     Focused Small-Cap Value A              0.08%       0.03%        0.04%         0.05%
     Focused Small-Cap Value B              0.08        0.03         0.04          0.05
     Focused Small-Cap Value C+             0.08        0.03         0.04          0.05

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                        NET
                                        GAIN
                                       (LOSS)
              NET                        ON                    DIVI-     DISTRI-    DISTRI-
             ASSET                    INVEST-       TOTAL      DENDS     BUTIONS    BUTIONS
             VALUE         NET         MENTS        FROM       FROM       FROM       FROM                      NET
            BEGIN-       INVEST-       (BOTH       INVEST-      NET        NET        NET                     ASSET
             NING         MENT        REALIZED       MENT     INVEST-    RETURN      REAL-        TOTAL       VALUE
 PERIOD       OF         INCOME       AND UN-       OPERA-     MENT        OF        IZED        DISTRI-      END OF     TOTAL
 ENDED      PERIOD      (LOSS)(1)    REALIZED)      TIONS     INCOME     CAPITAL     GAINS       BUTIONS      PERIOD   RETURN(2)
--------  ----------   ----------   ----------    ---------   -------   --------   ----------   ---------   ---------  ---------
FOCUSED GROWTH AND INCOME PORTFOLIO

                                                              CLASS A
10/31/01  $    19.52   $    (0.05)  $    (6.18)   $   (6.23)  $    --   $     --   $    (0.44)  $   (0.44)  $   12.85     (32.51)%
10/31/02       12.85        (0.07)       (0.74)       (0.81)       --         --           --          --       12.04      (6.30)
10/31/03       12.04        (0.08)        2.97         2.89        --         --           --          --       14.93      24.00
10/31/04       14.93        (0.04)        0.25         0.21        --         --           --          --       15.14       1.41
10/31/05       15.14         0.06         1.39         1.45        --         --           --          --       16.59       9.58

                                                              CLASS B
10/31/01  $    19.12   $    (0.15)  $    (6.03)   $   (6.18)  $    --   $     --   $    (0.44)  $   (0.44)  $   12.50     (32.94)%
10/31/02       12.50        (0.16)       (0.70)       (0.86)       --         --           --          --       11.64      (6.88)
10/31/03       11.64        (0.16)        2.85         2.69        --         --           --          --       14.33      23.11
10/31/04       14.33        (0.14)        0.26         0.12        --         --           --          --       14.45       0.84
10/31/05       14.45        (0.05)        1.32         1.27        --         --           --          --       15.72       8.79

                                                              CLASS C+
10/31/01  $    19.11   $    (0.15)  $    (6.03)   $   (6.18)  $    --   $     --   $    (0.44)  $   (0.44)  $   12.49     (32.96)%
10/31/02       12.49        (0.15)       (0.71)       (0.86)       --         --           --          --       11.63      (6.89)
10/31/03       11.63        (0.15)        2.84         2.69        --         --           --          --       14.32      23.13
10/31/04       14.32        (0.14)        0.25         0.11        --         --           --          --       14.43       0.77
10/31/05       14.43        (0.05)        1.33         1.28        --         --           --          --       15.71       8.87

                          RATIO         RATIO
                            OF          OF NET
                         EXPENSES     INVESTMENT
             NET            TO          INCOME         PORT-
            ASSETS       AVERAGE      (LOSS) TO        FOLIO
 PERIOD     END OF         NET       AVERAGE NET       TURN-
 ENDED      PERIOD      ASSETS(3)     ASSETS(3)         OVER
--------  ----------   ----------    -----------      --------
FOCUSED GROWTH AND INCOME PORTFOLIO

                            CLASS A
10/31/01  $   39,280         1.45%         (0.33)%         203%
10/31/02      59,186         1.57(4)       (0.61)(4)       170
10/31/03     119,353         1.72(4)       (0.58)(4)       103
10/31/04     159,097         1.72(4)       (0.34)(4)        62
10/31/05     163,765         1.72(4)        0.35(4)        155

                            CLASS B
10/31/01  $   59,653         2.10%         (0.99)%         203%
10/31/02      65,825         2.21(4)       (1.27)(4)       170
10/31/03      88,038         2.37(4)       (1.24)(4)       103
10/31/04      85,871         2.37(4)       (1.01)(4)        62
10/31/05      70,609         2.37(4)       (0.32)(4)       155

                           CLASS C+
10/31/01  $   50,468         2.10%         (0.98)%         203%
10/31/02      85,094         2.23(4)       (1.27)(4)       170
10/31/03     137,348         2.37(4)       (1.24)(4)       103
10/31/04     136,360         2.37(4)       (1.01)(4)        62
10/31/05     107,862         2.37(4)       (0.32)(4)       155

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/01    10/31/02     10/31/03      10/31/04     10/31/05
                                        --------    --------     --------      --------     --------
     Focused Growth and Income A            0.30%       0.23%        0.04%         0.04%       (0.02)%
     Focused Growth and Income B            0.30        0.22         0.04          0.05         0.01
     Focused Growth and Income C+           0.30        0.20         0.03          0.03        (0.02)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                        10/31/02    10/31/03     10/31/04      10/31/05
                                        --------    --------     --------      --------
     Focused Growth and Income A            0.04%        0.03%        0.04%        0.02%
     Focused Growth and Income B            0.05         0.04         0.05         0.02
     Focused Growth and Income C+           0.04         0.03         0.05         0.02

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                    NET
                                                    GAIN
                                                   (LOSS)
                           NET                       ON                  DIVI-      DISTRI-      DISTRI-
                          ASSET                    INVEST-     TOTAL     DENDS      BUTIONS      BUTIONS
                          VALUE         NET         MENTS      FROM      FROM        FROM         FROM
                         BEGIN-       INVEST-       (BOTH     INVEST-     NET         NET          NET
                          NING         MENT        REALIZED    MENT     INVEST-     RETURN        REAL-       TOTAL     REDEM-
      PERIOD               OF         INCOME       AND UN-    OPERA-     MENT         OF          IZED       DISTRI-    PTIONS
      ENDED              PERIOD      (LOSS)(1)    REALIZED)   TIONS     INCOME      CAPITAL       GAINS      BUTIONS     FEES
--------------------   ----------   ----------    ---------   -------   --------   ----------   ---------   ---------  ---------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO

                                                             CLASS A
11/01/01-10/31/02(7)   $    12.50   $    (0.02)   $   (0.47)  $ (0.49)  $     --   $       --   $      --   $      --  $      --
10/31/03                    12.01         0.01         2.80      2.81         --           --          --          --         --
10/31/04                    14.82        (0.02)        1.84      1.82         --           --       (0.08)      (0.08)      0.00
10/31/05                    16.56         0.21         2.54      2.75      (0.04)          --       (0.70)      (0.74)      0.00

                                                             CLASS B
11/01/01-10/31/02(7)   $    12.50   $    (0.10)   $   (0.46)  $ (0.56)  $     --   $       --   $      --   $      --  $      --
10/31/03                    11.94        (0.05)        2.75      2.70         --           --          --          --         --
10/31/04                    14.64        (0.13)        1.82      1.69         --           --       (0.08)      (0.08)      0.00
10/31/05                    16.25         0.09         2.50      2.59         --           --       (0.70)      (0.70)      0.00

                                                            CLASS C+
11/01/01-10/31/02(7)   $    12.50   $    (0.11)   $   (0.46)  $ (0.57)  $     --   $       --   $      --   $      --  $      --
10/31/03                    11.93        (0.05)        2.75      2.70         --           --          --          --         --
10/31/04                    14.63        (0.13)        1.81      1.68         --           --       (0.08)      (0.08)      0.00
10/31/05                    16.23         0.09         2.49      2.58         --           --       (0.70)      (0.70)      0.00

                                                                  RATIO                  RATIO
                                                                   OF                   OF NET
                          NET                                   EXPENSES              INVESTMENT
                         ASSET                       NET           TO                   INCOME                 PORT-
                         VALUE                      ASSETS       AVERAGE               (LOSS) TO               FOLIO
      PERIOD             END OF       TOTAL         END OF         NET                AVERAGE NET              TURN-
      ENDED              PERIOD     RETURN(2)       PERIOD     ASSETS(4)(6)          ASSETS(4)(6)              OVER
--------------------   ----------   ----------    -----------  ------------         -------------            ---------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO

                                                        CLASS A
11/01/01-10/31/02(7)   $    12.01        (3.92)%  $    17,225          1.95%(3)(5)          (0.13)%(3)(5)          117%
10/31/03                    14.82        23.40         63,803          1.95                  0.10                  103
10/31/04                    16.56        12.31        165,924          1.95                 (0.12)                 166
10/31/05                    18.57        17.04        205,848          1.95                  1.14                  121

                                                        CLASS B
11/01/01-10/31/02(7)   $    11.94        (4.48)%  $     5,097          2.60%(3)(5)          (0.79)%(3)(5)          117%
10/31/03                    14.64        22.61          7,682          2.60                 (0.41)                 103
10/31/04                    16.25        11.57         10,735          2.60                 (0.85)                 166
10/31/05                    18.14        16.32         13,411          2.60                  0.50                  121

                                                        CLASS C+
11/01/01-10/31/02(7)   $    11.93        (4.56)%  $    10,350          2.60%(3)(5)          (0.91)%(3)(5)          117%
10/31/03                    14.63        22.63         17,141          2.60                 (0.40)                 103
10/31/04                    16.23        11.51         29,188          2.60                 (0.83)                 166
10/31/05                    18.11        16.28         35,065          2.60                  0.51                  121

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/02(3)    10/31/03     10/31/04    10/31/05
                                        -----------    --------     --------    --------
     Focused International Equity A            0.62%       0.50%        0.21%       0.06%
     Focused International Equity B            1.19        0.69         0.36        0.17
     Focused International Equity C+           0.83        0.57         0.26        0.11

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                        10/31/02    10/31/03     10/31/04    10/31/05
                                        --------    --------     --------    --------
     Focused International Equity A         0.01%       0.01%        0.02%       0.04%
     Focused International Equity B         0.01        0.01         0.02        0.04
     Focused International Equity C+        0.01        0.01         0.02        0.04

(7)  Commencement of operations
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                        NET
                                       GAIN
                                      (LOSS)
              NET                       ON                     DIVI-     DISTRI-    DISTRI-
             ASSET                    INVEST-        TOTAL     DENDS     BUTIONS    BUTIONS
             VALUE        NET          MENTS         FROM      FROM       FROM       FROM                      NET
            BEGIN-      INVEST-        (BOTH        INVEST-     NET        NET        NET                     ASSET
             NING         MENT       REALIZED        MENT     INVEST-    RETURN      REAL-        TOTAL       VALUE
 PERIOD       OF         INCOME       AND UN-       OPERA-     MENT        OF        IZED        DISTRI-      END OF     TOTAL
 ENDED      PERIOD     (LOSS)(1)     REALIZED)      TIONS     INCOME     CAPITAL     GAINS       BUTIONS      PERIOD   RETURN(2)
--------  ----------   ----------   ----------    ---------   -------   --------   ----------   ---------   ---------  ---------
FOCUSED TECHNOLOGY PORTFOLIO

                                                              CLASS A
10/31/01  $    15.52   $    (0.08)  $   (11.49)   $  (11.57)  $    --   $     --   $       --   $      --   $    3.95     (74.55)%
10/31/02        3.95        (0.07)       (1.09)       (1.16)       --         --           --          --        2.79     (29.37)
10/31/03        2.79        (0.07)        2.19         2.12        --         --           --          --        4.91      75.99
10/31/04        4.91        (0.09)        0.54         0.45        --         --           --          --        5.36       9.16
10/31/05        5.36        (0.08)        0.93         0.85        --         --           --          --        6.21      15.86

                                                              CLASS B
10/31/01  $    15.47   $    (0.13)  $   (11.41)   $  (11.54)  $    --   $     --   $       --   $      --   $    3.93     (74.60)%
10/31/02        3.93        (0.09)       (1.09)       (1.18)       --         --           --          --        2.75     (30.03)
10/31/03        2.75        (0.09)        2.15         2.06        --         --           --          --        4.81      74.91
10/31/04        4.81        (0.12)        0.53         0.41        --         --           --          --        5.22       8.52
10/31/05        5.22        (0.12)        0.91         0.79        --         --           --          --        6.01      15.13

                                                              CLASS C+
10/31/01  $    15.47   $    (0.13)  $   (11.42)   $  (11.55)  $    --   $     --   $       --   $      --   $    3.92     (74.66)%
10/31/02        3.92        (0.09)       (1.08)       (1.17)       --         --           --          --        2.75     (29.85)
10/31/03        2.75        (0.09)        2.15         2.06        --         --           --          --        4.81      74.91
10/31/04        4.81        (0.12)        0.53         0.41        --         --           --          --        5.22       8.52
10/31/05        5.22        (0.12)        0.92         0.80        --         --           --          --        6.02      15.33

                          RATIO         RATIO
                            OF         OF NET
                         EXPENSES    INVESTMENT
              NET           TO         INCOME          PORT-
            ASSETS       AVERAGE      (LOSS) TO        FOLIO
 PERIOD     END OF         NET       AVERAGE NET       TURN-
 ENDED      PERIOD      ASSETS(3)     ASSETS(3)         OVER
--------  ----------   ----------    -----------      --------
FOCUSED TECHNOLOGY PORTFOLIO

                            CLASS A
10/31/01  $   28,327         1.97%         (1.12)%         449%
10/31/02      18,034         1.97          (1.77)          262
10/31/03      34,846         1.97(4)       (1.83)(4)       157
10/31/04      37,852         1.97(4)       (1.86)(4)       159
10/31/05      47,847         1.97(4)       (1.49)(4)        97

                            CLASS B
10/31/01  $   20,658         2.62%         (1.77)%         449%
10/31/02      13,368         2.62          (2.42)          262
10/31/03      22,851         2.62(4)       (2.48)(4)       157
10/31/04      25,969         2.62(4)       (2.50)(4)       159
10/31/05      25,217         2.62(4)       (2.13)(4)        97

                           CLASS C+
10/31/01  $   26,869         2.62%         (1.77)%         449%
10/31/02      17,137         2.62          (2.42)          262
10/31/03      28,490         2.62(4)       (2.48)(4)       157
10/31/04      28,495         2.62(4)       (2.51)(4)       159
10/31/05      28,394         2.62(4)       (2.13)(4)        97

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.
(3)  Net of the following expense reimbursements (based on average net assets):

                                        10/31/01    10/31/02     10/31/03      10/31/04     10/31/05
                                        --------    --------     --------      --------     --------
     Focused Technology A                   0.18%       0.39%        0.48%         0.38%        0.20%
     Focused Technology B                   0.16        0.43         0.52          0.43         0.25
     Focused Technology C+                  0.13        0.40         0.47          0.39         0.21

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                                              10/31/02    10/31/03     10/31/04      10/31/05
                                                              --------    --------     --------      --------
     Focused Technology A                                           --%       0.08%        0.07%         0.02%
     Focused Technology B                                           --        0.08         0.07          0.02
     Focused Technology C+                                          --        0.08         0.07          0.01

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                       NET
                                      GAIN
                                      (LOSS)
             NET                        ON                     DIVI-    DISTRI-     DISTRI-
            ASSET                     INVEST-       TOTAL      DENDS    BUTIONS     BUTIONS
            VALUE          NET         MENTS        FROM        FROM      FROM       FROM                     NET
            BEGIN-       INVEST-       (BOTH       INVEST-      NET       NET         NET                    ASSET
             NING         MENT        REALIZED      MENT      INVEST-    RETURN      REAL-        TOTAL      VALUE
 PERIOD       OF         INCOME       AND UN-      OPERA-       MENT       OF        IZED        DISTRI-     END OF      TOTAL
 ENDED      PERIOD      (LOSS)(1)    REALIZED)      TIONS      INCOME   CAPITAL      GAINS       BUTIONS     PERIOD    RETURN(2)
--------  ----------   ----------   ----------    ---------   -------   --------   ----------   ---------   ---------  ---------
FOCUSED DIVIDEND STRATEGY PORTFOLIO

                                                               CLASS A
9/30/01   $     9.67   $     0.23   $     0.73    $    0.96   $ (0.22)  $     --   $       --   $   (0.22)  $   10.41      10.04%
9/30/02        10.41         0.22        (0.72)       (0.50)    (0.20)        --           --       (0.20)       9.71      (5.07)%
9/30/03         9.71         0.24         1.17         1.41     (0.37)        --           --       (0.37)      10.75      14.69
10/01/03
-
10/31/03*      10.75         0.04         0.52         0.56        --         --           --          --       11.31       5.21
10/31/04       11.31         0.23         0.98         1.21     (0.23)        --           --       (0.23)      12.29      10.71
10/31/05       12.29         0.25         0.06         0.31     (0.25)        --           --       (0.25)      12.35       2.49

                                                               CLASS B
9/30/01   $     9.62   $     0.16   $     0.73    $    0.89   $ (0.16)  $     --   $       --   $   (0.16)  $   10.35       9.30%
9/30/02        10.35         0.15        (0.74)       (0.59)    (0.13)        --           --       (0.13)       9.63      (5.86)
9/30/03         9.63         0.18         1.17         1.35     (0.26)        --           --       (0.26)      10.72      14.07
10/01/03
-
10/31/03*      10.72         0.03         0.52         0.55        --         --           --          --       11.27       5.13
10/31/04       11.27         0.15         0.98         1.13     (0.15)        --           --       (0.15)      12.25      10.01
10/31/05       12.25         0.17         0.06         0.23     (0.17)        --           --       (0.17)      12.31       1.82

                                                              CLASS C+
9/30/01   $     9.62   $     0.15   $     0.74    $    0.89   $ (0.16)  $     --   $       --   $   (0.16)  $   10.35       9.30%
9/30/02        10.35         0.15        (0.74)       (0.59)    (0.13)        --           --       (0.13)       9.63      (5.86)
9/30/03         9.63         0.18         1.16         1.34     (0.26)        --           --       (0.26)      10.71      13.96
10/01/03
-
10/31/03*      10.71         0.03         0.53         0.56        --         --           --          --       11.27       5.23
10/31/04       11.27         0.15         0.98         1.13     (0.15)        --           --       (0.15)      12.25      10.01
10/31/05       12.25         0.17         0.06         0.23     (0.17)        --           --       (0.17)      12.31       1.82

                          RATIO         RATIO
                            OF         OF NET
                         EXPENSES    INVESTMENT
             NET            TO         INCOME          PORT-
            ASSETS       AVERAGE      (LOSS) TO        FOLIO
 PERIOD     END OF         NET       AVERAGE NET       TURN-
 ENDED      PERIOD      ASSETS(3)     ASSETS(3)         OVER
--------  ----------   ----------    -----------      --------
FOCUSED DIVIDEND STRATEGY PORTFOLIO

                            CLASS A
9/30/01   $    7,983         0.95%          2.10%           59%
9/30/02        9,372         0.95           1.96            37
9/30/03       45,639         0.95           2.41            20
10/01/03
-
10/31/03*     50,263         0.95(4)        2.24(4)          0
10/31/04      68,541         0.95           1.86            43
10/31/05      58,264         0.95           2.00            30

                            CLASS B
9/30/01   $   21,674         1.60%          1.45%           59%
9/30/02       20,670         1.60           1.31            37
9/30/03       47,369         1.60           1.79            20
10/01/03
-
10/31/03*     53,628         1.60(4)        1.59(4)          0
10/31/04      59,128         1.60           1.21            43
10/31/05      47,733         1.60           1.34            30

                           CLASS C+
9/30/01   $   21,793         1.60%          1.45%           59%
9/30/02       19,568         1.60           1.30            37
9/30/03       69,059         1.60           1.77            20
10/01/03
-
10/31/03*     79,071         1.60(4)        1.59(4)          0
10/31/04     101,720         1.60           1.21            43
10/31/05      88,859         1.60           1.35            30

*    The Portfolio changed its fiscal year end from September 30 to October 31.
(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does not include expense reimbursements (recoupments).
(3)  Net of the following expense reimbursements (based on average net assets):

                                         9/30/01     9/30/02    9/30/03    10/31//03(4)   10/31/04    10/31//05
                                         -------     -------    -------    ------------   --------    ---------
     Focused Dividend Strategy Class A      0.36%       0.29%      0.16%           0.14%      0.13%        0.11%
     Focused Dividend Strategy Class B      0.25        0.24       0.16            0.13       0.15         0.10
     Focused Dividend Strategy Class C+     0.27        0.23       0.14            0.11       0.13         0.09

(4)  Annualized
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FOCUSED EQUITY STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Equity Securities                                                89.7%
International Equity Securities                                           10.3
                                                                         -----
                                                                         100.0%
                                                                         =====

* Calculated as a percentage of net assets.

FOCUSED EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                       VALUE
                    SECURITY DESCRIPTION                             SHARES           (NOTE 3)
-------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
DOMESTIC EQUITY SECURITIES--89.7%
  SunAmerica Focused Series, Inc.
   Focused Large-Cap Growth
   Portfolio, Class A+                                              10,106,634    $   179,999,151
  SunAmerica Focused Series, Inc.
   Focused Large-Cap Value
   Portfolio, Class A                                               10,968,479        184,051,082
  SunAmerica Focused Series, Inc.
   Focused Mid-Cap Growth
   Portfolio, Class A+                                               1,541,147         18,894,466
  SunAmerica Focused Series, Inc.
   Focused Mid-Cap Value
   Portfolio, Class A+                                               1,536,682         18,962,655
  SunAmerica Focused Series, Inc.
   Focused Small-Cap Growth
   Portfolio, Class A+                                               3,036,841         54,541,670
  SunAmerica Focused Series, Inc.
   Focused Small-Cap Value
   Portfolio, Class A                                                4,029,097         84,087,256
                                                                                  ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $494,529,956)                                                                 540,536,280
                                                                                  ---------------
INTERNATIONAL EQUITY SECURITIES--10.3%
  SunAmerica Focused Series, Inc.
   Focused International Equity
   Portfolio, Class A
   (cost $52,518,187)                                                3,347,805         62,168,731
                                                                                  ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $547,048,143)(1)                                                 100.0%       602,705,011
Other assets less liabilities                                              0.0              9,194
                                                                         -----    ---------------
NET ASSETS                                                               100.0%   $   602,714,205
                                                                         =====    ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual
  Funds, some of which may not be presented in this report. Additional information on the under-lying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Equity Securities                                                71.3%
Fixed Income Securities                                                   17.9
International Equity Securities                                           10.8
                                                                         -----
                                                                         100.0%
                                                                         =====

* Calculated as a percentage of net assets.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                       VALUE
                    SECURITY DESCRIPTION                             SHARES           (NOTE 3)
-------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
DOMESTIC EQUITY SECURITIES--71.3%
  SunAmerica Focused Series, Inc.
   Focused Growth and Income
   Portfolio, Class A+                                               4,108,658    $    68,162,631
  SunAmerica Focused Series, Inc.
   Focused Large-Cap Growth
   Portfolio, Class A+                                               3,800,222         67,681,960
  SunAmerica Focused Series, Inc.
   Focused Large-Cap Value
   Portfolio, Class A                                                4,342,446         72,866,246
  SunAmerica Focused Series, Inc.
   Focused Multi-Cap Growth
   Portfolio, Class A+                                               3,660,941         80,650,519
  SunAmerica Focused Series, Inc.
   Focused Multi-Cap Value
   Portfolio, Class A+                                               3,484,048         73,025,640
  SunAmerica Focused Series, Inc.
   Focused Small-Cap Growth
   Portfolio, Class A+                                               4,196,854         75,375,500
  SunAmerica Focused Series, Inc.
   Focused Small-Cap Value
   Portfolio, Class A                                                3,659,939         76,382,926
                                                                                  ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $439,930,828)                                                                 514,145,422
                                                                                  ---------------
FIXED INCOME SECURITIES--17.9%
  SunAmerica Income Funds
   SunAmerica Core Bond Fund,
   Class A                                                           6,441,389         64,607,134
  SunAmerica Income Funds
   SunAmerica GNMA Fund,
   Class A                                                           5,772,130         64,128,360
                                                                                  ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $131,567,234)                                                                 128,735,494
                                                                                  ---------------
INTERNATIONAL EQUITY SECURITIES--10.8%
  SunAmerica Focused Series, Inc.
   Focused International Equity
   Portfolio, Class A
   (cost $64,526,546)                                                4,189,598         77,800,839
                                                                                  ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $636,024,608)(1)                                                 100.0%       720,681,755
Liabilities in excess of
  other assets                                                             0.0           (313,186)
                                                                         -----    ---------------
NET ASSETS                                                               100.0%   $   720,368,569
                                                                         =====    ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica
  Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED BALANCED STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Equity Securities                                                60.2%
Fixed Income Securities                                                   33.3
International Equity Securities                                            6.6
                                                                         -----
                                                                         100.1%
                                                                         =====

* Calculated as a percentage of net assets.

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                       VALUE
                    SECURITY DESCRIPTION                            SHARES            (NOTE 3)
-------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.1%
DOMESTIC EQUITY SECURITIES--60.2%
  SunAmerica Focused Series, Inc.
   Focused Large-Cap Growth
   Portfolio, Class A+                                               5,834,783    $   103,917,492
  SunAmerica Focused Series, Inc.
   Focused Large-Cap Value
   Portfolio, Class A                                                5,929,740         99,501,032
  SunAmerica Focused Series, Inc.
   Focused Mid-Cap Growth
   Portfolio, Class A+                                               1,358,089         16,650,175
  SunAmerica Focused Series, Inc.
   Focused Mid-Cap Value
   Portfolio, Class A+                                               1,356,215         16,735,690
  SunAmerica Focused Series, Inc.
   Focused Small-Cap Growth
   Portfolio, Class A+                                               1,185,083         21,284,089
  SunAmerica Focused Series, Inc.
   Focused Small-Cap Value
   Portfolio, Class A                                                1,662,024         34,686,434
                                                                                  ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $268,373,755)                                                                 292,774,912
                                                                                  ---------------
FIXED INCOME SECURITIES--33.3%
  SunAmerica Income Funds
   SunAmerica Core Bond Fund,
   Class A                                                           8,123,816         81,481,881
  SunAmerica Income Funds
   SunAmerica GNMA Fund,
   Class A                                                           7,241,931         80,457,853
                                                                                  ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $165,746,588)                                                                 161,939,734
                                                                                  ---------------
INTERNATIONAL EQUITY SECURITIES--6.6%
  SunAmerica Focused Series, Inc.
   Focused International Equity
   Portfolio, Class A
   (cost $26,745,399)                                                1,727,344         32,076,781
                                                                                  ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $460,865,742)(1)                                                 100.1%       486,791,427
Liabilities in excess of
  other assets                                                            (0.1)          (331,514)
                                                                         -----    ---------------
NET ASSETS                                                               100.0%   $   486,459,913
                                                                         =====    ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica
  Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Fixed Income Securities                                                   65.6%
Domestic Equity Securities                                                29.8
International Equity Securities                                            4.5
                                                                          ----
                                                                          99.9%
                                                                          ====

* Calculated as a percentage of net assets.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                       VALUE
                    SECURITY DESCRIPTION                            SHARES            (NOTE 3)
-------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.9%
DOMESTIC EQUITY SECURITIES--29.8%
  SunAmerica Focused Series, Inc.
   Focused Large-Cap Growth
   Portfolio, Class A+                                                 631,309    $    11,243,610
  SunAmerica Focused Series, Inc.
   Focused Large-Cap Value
   Portfolio, Class A                                                  644,770         10,819,238
                                                                                  ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $19,936,446)                                                                   22,062,848
                                                                                  ---------------
FIXED INCOME SECURITIES--65.6%
  SunAmerica Income Funds
   SunAmerica Core Bond Fund,
   Class A                                                           1,162,957         11,664,461
  SunAmerica Income Funds
   SunAmerica GNMA Fund,
   Class A                                                           1,751,051         19,454,181
  SunAmerica Income Funds
   SunAmerica High Yield
   Bond Fund, Class A                                                1,319,071          5,909,438
  SunAmerica Income Funds
   SunAmerica U.S. Government
   Securities Fund, Class A                                          1,241,044         11,492,070
                                                                                  ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $49,088,260)                                                                   48,520,150
                                                                                  ---------------
INTERNATIONAL EQUITY SECURITIES--4.5%
  SunAmerica Focused Series, Inc.
   Focused International Equity
   Portfolio, Class A
   (cost $2,836,503)                                                   180,548          3,352,768
                                                                                  ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $71,861,209)(1)                                                   99.9%        73,935,766
Other assets less liabilities                                              0.1             69,658
                                                                         -----    ---------------
NET ASSETS                                                               100.0%   $    74,005,424
                                                                         =====    ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG
  SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED FIXED INCOME STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Fixed Income Securities                                                   90.3%
Domestic Equity Securities                                                10.1
                                                                         -----
                                                                         100.4%
                                                                         =====

* Calculated as a percentage of net assets.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                       VALUE
                    SECURITY DESCRIPTION                            SHARES            (NOTE 3)
-------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.4%
DOMESTIC EQUITY SECURITIES--10.1%
  SunAmerica Focused Series, Inc.
   Focused Growth and Income
   Portfolio, Class A+
   (cost $2,981,193)                                                   191,847    $     3,182,744
                                                                                  ---------------
FIXED INCOME SECURITIES--90.3%
  SunAmerica Income Funds
   SunAmerica Core Bond Fund,
   Class A                                                             625,831          6,277,087
  SunAmerica Income Funds
   SunAmerica GNMA Fund,
   Class A                                                           1,116,259         12,401,640
  SunAmerica Income Funds
   SunAmerica High Yield
   Bond Fund, Class A                                                  812,758          3,641,156
  SunAmerica Income Funds
   SunAmerica U.S. Government
   Securities Fund, Class A                                            666,465          6,171,466
                                                                                  ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $28,603,562)                                                                   28,491,349
                                                                                  ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $31,584,755)(1)                                                  100.4%        31,674,093
Liabilities in excess of
  other assets                                                            (0.4)          (118,176)
                                                                         -----    ---------------
NET ASSETS                                                               100.0%   $    31,555,917
                                                                         =====    ===============

----------
+ Non-income producing securities
# See Note 6
@ The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica
  Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Internet Content                                                          13.6%
Computers & Business Equipment                                             8.6
Medical Products                                                           7.4
Transportation                                                             6.8
Business Services                                                          6.3
Pharmaceuticals                                                            5.9
Health Services                                                            5.7
Telecommunications                                                         5.2
Computer Software                                                          4.7
Leisure & Tourism                                                          4.3
Household & Personal Products                                              4.2
Housing & Household Durables                                               4.0
Retail                                                                     3.1
Aerospace & Military Technology                                            2.8
Electronics                                                                2.8
Broadcasting & Media                                                       2.7
Insurance                                                                  2.5
Financial Services                                                         2.3
Machinery                                                                  2.0
Education                                                                  1.7
Repurchase Agreements                                                      0.7
U.S. Government Agencies                                                   0.5
                                                                          ----
                                                                          97.8%
                                                                          ====

* Calculated as a percentage of net assets.

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                          VALUE
                    SECURITY DESCRIPTION                            SHARES               (NOTE 3)
-----------------------------------------------------------------------------------------------------
COMMON STOCK--96.6%
AEROSPACE & MILITARY TECHNOLOGY--2.8%
  General Dynamics Corp.                                                 368,100    $      42,810,030
                                                                                    -----------------
BROADCASTING & MEDIA--2.7%
  News Corp., Class A                                                  2,915,100           41,540,175
                                                                                    -----------------
BUSINESS SERVICES--6.3%
  Accenture, Ltd., Class A                                             2,107,900           55,458,849
  First Data Corp.                                                     1,045,000           42,270,250
                                                                                    -----------------
                                                                                           97,729,099
                                                                                    -----------------
COMPUTER SOFTWARE--4.7%
  Microsoft Corp.                                                      1,779,500           45,733,150
  Oracle Corp.+                                                        2,116,500           26,837,220
                                                                                    -----------------
                                                                                           72,570,370
                                                                                    -----------------
COMPUTERS & BUSINESS EQUIPMENT--8.6%
  Apple Computer, Inc.+                                                  808,700           46,573,033
  Network Appliance, Inc.+                                             1,746,600           47,786,976
  Research In Motion, Ltd.+                                              634,500           39,015,405
                                                                                    -----------------
                                                                                          133,375,414
                                                                                    -----------------
EDUCATION--1.7%
  Apollo Group, Inc., Class A+                                           421,300           26,550,326
                                                                                    -----------------
ELECTRONICS--2.8%
  Altera Corp.+                                                        2,608,000           43,423,200
  Symbol Technologies, Inc.                                                  808                6,706
                                                                                    -----------------
                                                                                           43,429,906
                                                                                    -----------------
FINANCIAL SERVICES--2.3%
  Chicago Mercantile Exchange
    Holdings, Inc.                                                        98,830           36,087,775
                                                                                    -----------------
HEALTH SERVICES--5.7%
  UnitedHealth Group, Inc.                                             1,530,889           88,623,164
                                                                                    -----------------
HOUSEHOLD & PERSONAL PRODUCTS--4.2%
  Procter & Gamble Co.                                                 1,155,645           64,704,564
                                                                                    -----------------
HOUSING & HOUSEHOLD DURABLES--4.0%
  Lennar Corp., Class A                                                1,113,920           61,911,674
                                                                                    -----------------
INSURANCE--2.5%
  WellPoint, Inc.+                                                       525,900           39,274,212
                                                                                    -----------------
INTERNET CONTENT--13.6%
  eBay, Inc.+                                                          2,206,400           87,373,440
  Google, Inc., Class A+                                                 199,536           74,255,327
  Yahoo!, Inc.+                                                        1,305,500           48,264,335
                                                                                    -----------------
                                                                                          209,893,102
                                                                                    -----------------
LEISURE & TOURISM--4.3%
  Carnival Corp.                                                         857,800           42,606,926
  MGM MIRAGE+                                                            625,576           23,377,775
                                                                                    -----------------
                                                                                           65,984,701
                                                                                    -----------------
MACHINERY--2.0%
  Caterpillar, Inc.                                                      596,400           31,364,676
                                                                                    -----------------
MEDICAL PRODUCTS--7.4%
  Medtronic, Inc.                                                        929,000           52,637,140
  Zimmer Holdings, Inc.+                                                 957,226           61,042,302
                                                                                    -----------------
                                                                                          113,679,442
                                                                                    -----------------
PHARMACEUTICALS--5.9%
  Genentech, Inc.+                                                     1,011,136           91,608,922
                                                                                    -----------------

                                                                    SHARES/
                                                                   PRINCIPAL              VALUE
                    SECURITY DESCRIPTION                            AMOUNT               (NOTE 3)
-----------------------------------------------------------------------------------------------------
RETAIL--3.1%
  Wal-Mart Stores, Inc.                                                  997,000    $      47,168,070
                                                                                    -----------------
TELECOMMUNICATIONS--5.2%
  QUALCOMM, Inc.                                                       2,012,324           80,010,002
                                                                                    -----------------
TRANSPORTATION--6.8%
  FedEx Corp.                                                            725,051           66,653,938
  United Parcel Service, Inc.,
   Class B                                                               528,300           38,534,202
                                                                                    -----------------
                                                                                          105,188,140
                                                                                    -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $1,266,975,576)                                                                 1,493,503,764
                                                                                    -----------------
SHORT-TERM INVESTMENT SECURITIES--0.5%
U.S. GOVERNMENT AGENCIES--0.5%
  Federal Home Loan Bank
   Consolidated Disc. Notes
   3.86% due 01/13/06                                          $       1,900,000            1,885,128
  Federal Home Loan Bank
   Consolidated Disc. Notes
   3.85% due 01/11/06                                                    700,000              694,685
  Federal Home Loan
   Mtg. Disc. Notes
   3.95% due 03/20/06                                                  2,300,000            2,264,922
  Federal Home Loan
   Mtg. Disc. Notes
   3.91% due 01/17/06                                                  2,800,000            2,776,583
  Federal National Mtg.
   Assoc. Disc. Notes
   3.86% due 01/18/06                                                    200,000              198,328
                                                                                    -----------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $7,819,646)                                                                         7,819,646
                                                                                    -----------------
REPURCHASE AGREEMENTS--0.7%
  Agreements with State Street
   Bank & Trust Co., bearing
   interest at 1.75%, dated
   10/31/05, to be
   repurchased 11/01/05 in
   the amount of $10,798,525
   and collateralized by
   $10,165,000 of United
   States Treasury Bonds,
   bearing interest at 5.25%,
   due 11/15/28 and having
   an approximate value of
   $11,016,806
  (cost $10,798,000)                                                  10,798,000           10,798,000
                                                                                    -----------------
TOTAL INVESTMENTS
  (cost $1,285,593,222)(1)                                                  97.8%       1,512,121,410
Other assets less liabilities                                                2.2           33,240,436
                                                                           -----    -----------------
NET ASSETS                                                                 100.0%   $   1,545,361,846
                                                                           =====    =================

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Computer Software                                                               10.5%
Internet Content                                                                 9.8
Health Services                                                                  7.9
Pharmaceuticals                                                                  7.8
U.S. Government Agencies                                                         7.4
Computers & Business Equipment                                                   7.1
Broadcasting & Media                                                             6.4
Manufacturing                                                                    6.4
Electronics                                                                      5.6
Internet Software                                                                5.1
Repurchase Agreements                                                            3.8
Apparel & Textiles                                                               3.3
Financial Services                                                               3.2
Telecommunications                                                               3.1
Banks                                                                            2.8
Entertainment Products                                                           2.8
Leisure & Tourism                                                                2.8
Energy Sources                                                                   2.2
Business Services                                                                1.7
Building Materials                                                               1.5
Commercial Paper                                                                 0.6
                                                                               -----
                                                                               101.8%
                                                                               =====

* Calculated as a percentage of net assets.

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                          VALUE
                    SECURITY DESCRIPTION                            SHARES               (NOTE 3)
-----------------------------------------------------------------------------------------------------
COMMON STOCK--90.0%
APPAREL & TEXTILES--3.3%
  NIKE, Inc., Class B                                                    158,600    $      13,330,330
                                                                                    -----------------
BANKS--2.8%
  Bank of America Corp.                                                  264,600           11,573,604
                                                                                    -----------------
BROADCASTING & MEDIA--6.4%
  Comcast Corp., Class A+                                                413,600           11,510,488
  XM Satellite Radio Holdings,
   Inc., Class A+                                                        509,415           14,686,434
                                                                                    -----------------
                                                                                           26,196,922
                                                                                    -----------------
BUILDING MATERIALS--1.5%
  ITT Industries, Inc.                                                    61,000            6,197,600
                                                                                    -----------------
BUSINESS SERVICES--1.7%
  CoStar Group, Inc.+                                                    143,652            6,888,113
                                                                                    -----------------
COMPUTER SOFTWARE--10.5%
  Adobe Systems, Inc.                                                    424,200           13,680,450
  SAP AG Sponsored ADR                                                   397,685           17,076,594
  THQ, Inc.+                                                             515,800           11,956,244
                                                                                    -----------------
                                                                                           42,713,288
                                                                                    -----------------
COMPUTERS & BUSINESS EQUIPMENT--7.1%
  Apple Computer, Inc.+                                                  504,420           29,049,548
                                                                                    -----------------
ELECTRONICS--5.6%
  Integrated Device
    Technology, Inc.+                                                  1,041,300           10,288,044
  Symbol Technologies, Inc.                                                1,900               15,770
  Tessera Technologies, Inc.+                                            448,539           12,514,238
                                                                                    -----------------
                                                                                           22,818,052
                                                                                    -----------------
ENERGY SOURCES--2.2%
  Forest Oil Corp.+                                                      202,900            8,862,672
                                                                                    -----------------
ENTERTAINMENT PRODUCTS--2.8%
  Lions Gate
    Entertainment Corp.+                                               1,212,100           11,636,160
                                                                                    -----------------
FINANCIAL SERVICES--3.2%
  Merrill Lynch & Co., Inc.                                              198,700           12,863,838
                                                                                    -----------------
HEALTH SERVICES--7.9%
  Aetna, Inc.                                                            153,000           13,549,680
  Centene Corp.+                                                          57,000            1,148,550
  UnitedHealth Group, Inc.                                               299,765           17,353,396
                                                                                    -----------------
                                                                                           32,051,626
                                                                                    -----------------
INTERNET CONTENT--9.8%
  eBay, Inc.+                                                            204,825            8,111,070
  Google, Inc., Class A+                                                  85,370           31,769,592
                                                                                    -----------------
                                                                                           39,880,662
                                                                                    -----------------
INTERNET SOFTWARE--5.1%
  BEA Systems, Inc.+                                                   1,197,600           10,562,832
  Openwave Systems, Inc.+                                                568,300           10,155,521
                                                                                    -----------------
                                                                                           20,718,353
                                                                                    -----------------
LEISURE & TOURISM--2.8%
  Starwood Hotels & Resorts
   Worldwide, Inc.                                                       195,400           11,417,222
                                                                                    -----------------

                                                                    SHARES/
                                                                   PRINCIPAL              VALUE
                    SECURITY DESCRIPTION                            AMOUNT               (NOTE 3)
-----------------------------------------------------------------------------------------------------
MANUFACTURING--6.4%
  Dover Corp.                                                            309,600    $      12,068,208
  Roper Industries, Inc.                                                 371,600           14,009,320
                                                                                    -----------------
                                                                                           26,077,528
                                                                                    -----------------
PHARMACEUTICALS--7.8%
  Celgene Corp.+                                                         408,240           22,902,264
  Taro Pharmaceutical
   Industries, Ltd.+                                                     411,000            9,042,000
                                                                                    -----------------
                                                                                           31,944,264
                                                                                    -----------------
TELECOMMUNICATIONS--3.1%
  Nokia Oyj Sponsored ADR                                                744,100           12,515,762
                                                                                    -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $291,723,699)                                                                     366,735,544
                                                                                    -----------------
SHORT-TERM INVESTMENT SECURITIES--8.0%
COMMERCIAL PAPER--0.6%
  Prudential Funding LLC
   3.93% due 11/01/05                                          $       2,300,000            2,300,000
                                                                                    -----------------
U.S. GOVERNMENT AGENCIES--7.4%
  Federal Home Loan Bank
   Disc. Notes
   3.72% due 11/01/05                                                 30,500,000           30,500,000
                                                                                    -----------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $32,800,000)                                                                       32,800,000
                                                                                    -----------------
REPURCHASE AGREEMENTS--3.8%
  State Street Bank & Trust Co.
   Joint Repurchase Agreement(2)                                       1,679,000            1,679,000
  Agreement with State Street
   Bank & Trust Co., bearing
   interest at 2.25%, dated
   10/31/05, to be
   repurchased 11/01/05 in
   the amount of $13,751,859
   and collateralized by
   $10,870,000 of United
   States Treasury Bonds,
   bearing interest at 7.25%,
   due 08/15/22 and having
   an approximate value of
   $14,027,539                                                        13,751,000           13,751,000
                                                                                    -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $15,430,000)                                                                       15,430,000
                                                                                    -----------------
TOTAL INVESTMENTS
  (cost $339,953,699)(1)                                                   101.8%         414,965,544
Liabilities in excess of
  other assets                                                              (1.8)          (7,152,808)
                                                                           -----    -----------------
NET ASSETS                                                                 100.0%   $     407,812,736
                                                                           =====    =================

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis
(2) See Note 3 for details of Joint Repurchase Agreement
ADR--American Depository Receipt

See Notes to Financial Statements

FOCUSED MID-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Business Services                                                           12.0%
Health Services                                                             10.9
Telecommunications                                                           8.8
Financial Services                                                           7.9
Leisure & Tourism                                                            7.3
Electronics                                                                  6.5
Broadcasting & Media                                                         6.4
Time Deposits                                                                6.3
Energy Sources                                                               6.0
Medical Products                                                             5.6
Automotive                                                                   4.2
Housing & Household Durables                                                 4.1
Energy Services                                                              2.7
Restaurants                                                                  2.7
Communication Equipment                                                      2.6
Pharmaceuticals                                                              2.4
Real Estate Companies                                                        2.3
Education                                                                    1.2
                                                                            ----
                                                                            99.9%
                                                                            ====

* Calculated as a percentage of net assets.

FOCUSED MID-CAP GROWTH PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                          VALUE
                    SECURITY DESCRIPTION                            SHARES               (NOTE 3)
-----------------------------------------------------------------------------------------------------
COMMON STOCK--93.6%
AUTOMOTIVE--4.2%
  Autoliv, Inc.                                                           35,000    $       1,503,600
                                                                                    -----------------
BROADCASTING & MEDIA--6.4%
  Lamar Advertising Co.,
   Class A+                                                               26,000            1,160,120
  Univision Communications,
   Inc., Class A+                                                         43,550            1,138,397
                                                                                    -----------------
                                                                                            2,298,517
                                                                                    -----------------
BUSINESS SERVICES--12.0%
  Alliance Data Systems Corp.+                                            23,000              817,880
  Fair Isaac Corp.                                                        28,975            1,209,996
  Republic Services, Inc.                                                 27,700              979,195
  SCP Pool Corp.                                                          37,100            1,334,487
                                                                                    -----------------
                                                                                            4,341,558
                                                                                    -----------------
COMMUNICATION EQUIPMENT--2.6%
  Comverse Technology, Inc.+                                              37,900              951,290
                                                                                    -----------------
EDUCATION--1.2%
  Education Management Corp.+                                             14,600              450,264
                                                                                    -----------------
ELECTRONICS--6.5%
  ASML Holding NV+                                                        70,800            1,202,184
  Microchip Technology, Inc.                                              38,500            1,161,545
                                                                                    -----------------
                                                                                            2,363,729
                                                                                    -----------------
ENERGY SERVICES--2.7%
  Helmerich & Payne, Inc.                                                 17,500              969,500
                                                                                    -----------------
ENERGY SOURCES--6.0%
  Chesapeake Energy Corp.                                                 36,075            1,158,008
  XTO Energy, Inc.                                                        23,050            1,001,753
                                                                                    -----------------
                                                                                            2,159,761
                                                                                    -----------------
FINANCIAL SERVICES--7.9%
  Affiliated Managers
    Group, Inc.+                                                          16,700            1,281,725
  CapitalSource, Inc.+                                                    71,200            1,566,400
                                                                                    -----------------
                                                                                            2,848,125
                                                                                    -----------------
HEALTH SERVICES--10.9%
  Coventry Health Care, Inc.+                                             19,200            1,036,608
  DaVita, Inc.+                                                           38,100            1,873,758
  Lincare Holdings, Inc.+                                                 25,000            1,021,250
                                                                                    -----------------
                                                                                            3,931,616
                                                                                    -----------------
HOUSING & HOUSEHOLD DURABLES--4.1%
  KB HOME                                                                 22,800            1,489,980
                                                                                    -----------------
LEISURE & TOURISM--7.3%
  GTECH Holdings Corp.                                                    37,200            1,184,448
  Penn National Gaming, Inc.+                                             49,300            1,456,815
                                                                                    -----------------
                                                                                            2,641,263
                                                                                    -----------------
MEDICAL PRODUCTS--5.6%
  C. R. Bard, Inc.                                                        13,700              854,606
  INAMED Corp.+                                                           16,300            1,158,930
                                                                                    -----------------
                                                                                            2,013,536
                                                                                    -----------------
PHARMACEUTICALS--2.4%
  Gilead Sciences, Inc.+                                                  18,500              874,125
                                                                                    -----------------

                                                                    SHARES/
                                                                   PRINCIPAL              VALUE
                    SECURITY DESCRIPTION                            AMOUNT               (NOTE 3)
-----------------------------------------------------------------------------------------------------
REAL ESTATE COMPANIES--2.3%
  CB Richard Ellis Group, Inc.,
   Class A+                                                               17,000    $         830,450
                                                                                    -----------------
RESTAURANTS--2.7%
  The Cheesecake Factory, Inc.+                                           28,700              984,984
                                                                                    -----------------
TELECOMMUNICATIONS--8.8%
  American Tower Corp.,
   Class A+                                                               36,500              870,525
  j2 Global
   Communications, Inc.+                                                  15,100              667,571
  Nextel Partners, Inc., Class A+                                         65,300            1,642,295
                                                                                    -----------------
                                                                                            3,180,391
                                                                                    -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $34,079,715)                                                                       33,832,689
                                                                                    -----------------
SHORT-TERM SECURITIES--6.3%
TIME DEPOSITS--6.3%
  Euro Time Deposit with State
   Street Bank & Trust Co.
   1.95% due 11/01/05                                          $       1,053,000            1,053,000
  Euro Time Deposit with State
   Street Bank & Trust Co.
   1.35% due 11/01/05                                                  1,224,000            1,224,000
                                                                                    -----------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $2,277,000)                                                                         2,277,000
                                                                                    -----------------
TOTAL INVESTMENTS
  (cost $36,356,715)(1)                                                     99.9%          36,109,689
Other assets less liabilities                                                0.1               20,447
                                                                           -----    -----------------
NET ASSETS                                                                 100.0%   $      36,130,136
                                                                           =====    =================

----------
+ Non-income producing securities
@ See Note 1
(1) See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED SMALL-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Health Services                                                             11.9%
Medical Products                                                             8.4
Financial Services                                                           6.5
Leisure & Tourism                                                            6.3
Pharmaceuticals                                                              6.1
Insurance                                                                    5.5
Business Services                                                            4.8
Manufacturing                                                                4.6
Restaurants                                                                  4.3
Energy Services                                                              4.0
Computers & Business Equipment                                               3.9
Energy Sources                                                               3.7
Computer Software                                                            3.1
Electronics                                                                  2.9
Broadcasting & Media                                                         2.8
Education                                                                    2.7
Apparel & Textiles                                                           2.6
Machinery                                                                    1.9
Internet Content                                                             1.8
Banks                                                                        1.6
Retail                                                                       1.6
Transportation                                                               1.6
Household & Personal Products                                                1.5
Automotive                                                                   1.4
Communication Equipment                                                      1.4
Telecommunications                                                           1.4
Housing & Household Durables                                                 1.0
Repurchase Agreements                                                        0.6
                                                                            ----
                                                                            99.9%
                                                                            ====

* Calculated as a percentage of net assets.

FOCUSED SMALL-CAP GROWTH PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                          VALUE
                    SECURITY DESCRIPTION                            SHARES               (NOTE 3)
-----------------------------------------------------------------------------------------------------
COMMON STOCK--99.3%
APPAREL & TEXTILES--2.6%
  Guess?, Inc.+                                                          261,900    $       7,102,728
  True Religion Apparel, Inc.+                                           130,356            1,630,754
                                                                                    -----------------
                                                                                            8,733,482
                                                                                    -----------------
AUTOMOTIVE--1.4%
  CarMax, Inc.+                                                          175,000            4,702,250
                                                                                    -----------------
BANKS--1.6%
  Signature Bank+                                                        191,800            5,562,200
                                                                                    -----------------
BROADCASTING & MEDIA--2.8%
  Focus Media Holding, Ltd. ADR+                                         371,532            9,756,430
                                                                                    -----------------
BUSINESS SERVICES--4.8%
  ChoicePoint, Inc.+                                                     160,000            6,761,600
  Digital River, Inc.+                                                   157,800            4,419,978
  Hewitt Associates, Inc., Class A+                                      200,000            5,338,000
                                                                                    -----------------
                                                                                           16,519,578
                                                                                    -----------------
COMMUNICATION EQUIPMENT--1.4%
  Foundry Networks, Inc.+                                                389,100            4,641,963
                                                                                    -----------------
COMPUTERS & BUSINESS EQUIPMENT--3.9%
  M-Systems Flash Disk
   Pioneers, Ltd.+                                                       211,501            6,702,467
  Trident Microsystems, Inc.+                                            224,183            6,783,777
                                                                                    -----------------
                                                                                           13,486,244
                                                                                    -----------------
COMPUTER SOFTWARE--3.1%
  Hyperion Solutions Corp.+                                               94,100            4,550,676
  THQ, Inc.+                                                             263,250            6,102,135
                                                                                    -----------------
                                                                                           10,652,811
                                                                                    -----------------
EDUCATION--2.7%
  DeVry, Inc.+                                                           275,000            6,215,000
  Universal Technical
   Institute, Inc.+                                                      100,000            3,133,000
                                                                                    -----------------
                                                                                            9,348,000
                                                                                    -----------------
ELECTRONICS--2.9%
  FormFactor, Inc.+                                                      210,700            5,187,434
  Semtech Corp.+                                                         239,900            3,617,692
  SiRF Technology Holdings, Inc.+                                         41,200            1,062,548
                                                                                    -----------------
                                                                                            9,867,674
                                                                                    -----------------
ENERGY SERVICES--4.0%
  Grey Wolf, Inc.+                                                     1,019,100            7,826,688
  Veritas DGC, Inc.+                                                     185,931            5,988,838
                                                                                    -----------------
                                                                                           13,815,526
                                                                                    -----------------
ENERGY SOURCES--3.7%
  Comstock Resources, Inc.+                                              124,500            3,748,695
  Encore Acquisition Co.+                                                255,000            8,749,050
                                                                                    -----------------
                                                                                           12,497,745
                                                                                    -----------------
FINANCIAL SERVICES--6.5%
  Euronet Worldwide, Inc.+                                               294,349            8,271,207
  Jefferies Group, Inc.                                                  160,000            6,793,600
  The First Marblehead Corp.                                             245,000            7,249,550
                                                                                    -----------------
                                                                                           22,314,357
                                                                                    -----------------
HEALTH SERVICES--11.9%
  Amedisys, Inc.+                                                        148,300    $       5,666,543
  American Healthways, Inc.+                                             140,800            5,710,848
  AMERIGROUP Corp.+                                                      290,000            4,848,800
  Centene Corp.+                                                         265,400            5,347,810
  LCA-Vision, Inc.                                                        49,593            2,083,402
  Manor Care, Inc.                                                       200,000            7,450,000
  SFBC International, Inc.+                                              109,955            4,688,481
  United Surgical Partners
    International, Inc.+                                                 141,100            5,058,435
                                                                                    -----------------
                                                                                           40,854,319
                                                                                    -----------------
HOUSEHOLD & PERSONAL PRODUCTS--1.5%
  Jarden Corp.+                                                          153,250            5,178,317
                                                                                    -----------------
HOUSING & HOUSEHOLD DURABLES--1.0%
  Toll Brothers, Inc.+                                                    90,000            3,321,900
                                                                                    -----------------
INSURANCE--5.5%
  Arch Capital Group, Ltd.+                                              250,000           12,375,000
  Axis Capital Holdings, Ltd.                                            250,000            6,482,500
                                                                                    -----------------
                                                                                           18,857,500
                                                                                    -----------------
INTERNET CONTENT--1.8%
  aQuantive, Inc.+                                                       279,929            6,060,463
                                                                                    -----------------
LEISURE & TOURISM--6.3%
  Ctrip.com International,
   Ltd. ADR+                                                              90,200            5,189,206
  Kerzner International, Ltd.+                                           120,000            7,002,000
  Wynn Resorts, Ltd.+                                                    200,000            9,336,000
                                                                                    -----------------
                                                                                           21,527,206
                                                                                    -----------------
MACHINERY--1.9%
  A. S. V., Inc.+                                                        159,100            3,713,394
  TurboChef Technologies, Inc.+                                          202,076            2,748,234
                                                                                    -----------------
                                                                                            6,461,628
                                                                                    -----------------
MANUFACTURING--4.6%
  Actuant Corp., Class A                                                 128,500            6,257,950
  Ceradyne, Inc.+                                                        240,534            9,428,933
                                                                                    -----------------
                                                                                           15,686,883
                                                                                    -----------------
MEDICAL PRODUCTS--8.4%
  American Medical Systems
   Holdings, Inc.+                                                       297,000            4,855,950
  Edwards Lifesciences Corp.+                                            200,000            8,276,000
  Intuitive Surgical, Inc.+                                              114,485           10,158,254
  LifeCell Corp.+                                                        326,587            5,290,709
                                                                                    -----------------
                                                                                           28,580,913
                                                                                    -----------------
PHARMACEUTICALS--6.1%
  Adams Respiratory
   Therapeutics, Inc.+                                                   200,000            7,480,000
  Kos Pharmaceuticals, Inc.+                                              94,428            5,665,680
  United Therapeutics Corp.+                                             103,694            7,658,839
                                                                                    -----------------
                                                                                           20,804,519
                                                                                    -----------------
RESTAURANTS--4.3%
  P. F. Chang's China Bistro, Inc.+                                      127,100            5,813,554
  Red Robin Gourmet
   Burgers, Inc.+                                                        119,100            5,744,193
  The Cheesecake Factory, Inc.+                                           90,000            3,088,800
                                                                                    -----------------
                                                                                           14,646,547
                                                                                    -----------------

                                                                    SHARES/
                                                                   PRINCIPAL              VALUE
                    SECURITY DESCRIPTION                            AMOUNT              (NOTE 3)
-----------------------------------------------------------------------------------------------------
RETAIL--1.6%
  Select Comfort Corp.+                                                  250,000    $       5,475,000
                                                                                    -----------------
TELECOMMUNICATIONS--1.4%
  ClearOne Communications, Inc.+                                             244                  573
  Orckit Communications, Ltd.+                                           219,507            4,695,255
                                                                                    -----------------
                                                                                            4,695,828
                                                                                    -----------------
TRANSPORTATION--1.6%
  C. H. Robinson Worldwide, Inc.                                         160,000            5,641,600
                                                                                    -----------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $280,788,793)                                                                     339,690,883
                                                                                    -----------------
REPURCHASE AGREEMENTS--0.6%
  Agreement with State Street
   Bank & Trust Co., bearing
   interest at 3.68%, dated
   10/31/05, to be
   repurchased 11/01/05 in
   the amount of $1,430,146
   and collateralized by
   $1,455,000 of Federal
   National Mtg. Assoc. Bonds,
   bearing interest at 4.25%,
   due 05/15/09 and having
   an approximate value of
   $1,460,552                                                  $       1,430,000            1,430,000
  Agreement with State Street
   Bank & Trust Co., bearing
   interest at 1.75%, dated
   10/31/05, to be
   repurchased 11/01/05 in
   the amount of $557,027
   and collateralized by
   $525,000 of United States
   Treasury Bonds,
   bearing interest at 5.25%,
   due 11/15/28 and having
   an approximate value of
   $568,994                                                              557,000              557,000
                                                                                    -----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,987,000)                                                                         1,987,000
                                                                                    -----------------
TOTAL INVESTMENTS                                                                         341,677,883
  (cost $282,775,793)(1)                                                    99.9%
Other assets less liabilities                                                0.1              411,347
                                                                           -----    -----------------
NET ASSETS                                                                 100.0%   $     342,089,230
                                                                           =====    =================

----------
+ Non-income producing securities
@ See Note 1
(1) See Note 7 for cost of investments on a tax basis
ADR--American Depository Receipt

See Notes to Financial Statements

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Energy Sources                                           22.0%
Insurance                                                13.0
Financial Services                                       10.5
Pharmaceuticals                                           8.1
Banks                                                     8.0
Food, Beverage & Tobacco                                  6.8
Health Services                                           5.9
Computer Software                                         4.4
Broadcasting & Media                                      4.2
Retail                                                    3.8
Computers & Business Equipment                            3.5
Metals & Mining                                           3.4
Aerospace & Military Technology                           2.1
Apparel & Textiles                                        2.1
Time Deposits                                             1.4
Repurchase Agreements                                     0.9
                                                        -----
                                                        100.1%
                                                        =====

* Calculated as a percentage of net assets.

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                              VALUE
                      SECURITY DESCRIPTION                                      SHARES       (NOTE 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK--97.8%
AEROSPACE & MILITARY TECHNOLOGY--2.1%
  United Technologies Corp.                                                     226,800   $   11,630,304
                                                                                          --------------
APPAREL & TEXTILES--2.1%
  NIKE, Inc., Class B                                                           134,100       11,271,105
                                                                                          --------------
BANKS--8.0%
  Bank of America Corp.                                                         721,000       31,536,540
  Washington Mutual, Inc.                                                       312,500       12,375,000
                                                                                          --------------
                                                                                              43,911,540
                                                                                          --------------
BROADCASTING & MEDIA--4.2%
  News Corp., Class A                                                           778,400       11,092,200
  Time Warner, Inc.                                                             672,600       11,992,458
                                                                                          --------------
                                                                                              23,084,658
                                                                                          --------------
COMPUTER SOFTWARE--4.4%
  Microsoft Corp.                                                               943,700       24,253,090
                                                                                          --------------
COMPUTERS & BUSINESS EQUIPMENT--3.5%
  Hewlett-Packard Co.                                                           690,000       19,347,600
                                                                                          --------------
ENERGY SOURCES--22.0%
  Burlington Resources, Inc.                                                    240,000       17,332,800
  Chevron Corp.                                                                 419,200       23,923,744
  ConocoPhillips                                                                929,200       60,751,096
  Valero Energy Corp.                                                           170,000       17,890,800
                                                                                          --------------
                                                                                             119,898,440
                                                                                          --------------
FINANCIAL SERVICES--10.5%
  Citigroup, Inc.                                                               492,100       22,528,338
  Fannie Mae                                                                    354,800       16,860,096
  Freddie Mac@                                                                  293,700       18,018,495
                                                                                          --------------
                                                                                              57,406,929
                                                                                          --------------
FOOD, BEVERAGE & TOBACCO--6.8%
  Altria Group, Inc.                                                            378,500       28,406,425
  UST, Inc.                                                                     211,000        8,733,290
                                                                                          --------------
                                                                                              37,139,715
                                                                                          --------------
HEALTH SERVICES--5.9%
  Caremark Rx, Inc.+                                                            400,000       20,960,000
  Quest Diagnostics, Inc.                                                       241,440       11,277,662
                                                                                          --------------
                                                                                              32,237,662
                                                                                          --------------
INSURANCE--13.0%
  Aetna, Inc.                                                                   370,500       32,811,480
  MetLife, Inc.                                                                 380,000       18,775,800
  The St. Paul Travelers Cos., Inc.                                             430,000       19,362,900
                                                                                          --------------
                                                                                              70,950,180
                                                                                          --------------
METALS & MINING--3.4%
  Nucor Corp.                                                                   310,000       18,553,500
                                                                                          --------------

                                                                            SHARES/
                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.1%
  Medco Health Solutions, Inc.+                                                 393,100   $   22,210,150
  Pfizer, Inc.                                                                1,009,400       21,944,356
                                                                                          --------------
                                                                                              44,154,506
                                                                                          --------------
RETAIL--3.8%
  J.C. Penney Co., Inc.                                                         400,000       20,480,000
                                                                                          --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $464,639,645)                                                                        534,319,229
                                                                                          --------------
SHORT-TERM INVESTMENT SECURITIES--1.4%
TIME DEPOSITS--1.3%
  Euro Time Deposit with State Street Bank & Trust Co.
   3.00% due 11/01/05 (cost $7,737,000)                                  $    7,737,000        7,737,000
                                                                                          --------------
REPURCHASE AGREEMENTS--0.9%
  State Street Bank & Trust Co.
   Joint Repurchase Agreement(2)                                              4,309,000        4,309,000
  Agreement with State Street
   Bank & Trust Co., bearing interest at 1.75%, dated
   10/31/05, to be repurchased 11/01/05 in the amount of $536,026 and collateralized by $505,000 of United States Treasury Bonds, bearing interest at 5.25%, due 11/15/28 and having an approximate
   value of $547,318                                                            536,000          536,000
                                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $4,845,000)                                                                            4,845,000
                                                                                          --------------
TOTAL INVESTMENTS
  (cost $477,221,645)(1)                                                          100.1%     546,901,229
Liabilities in excess of other assets                                              (0.1)        (471,567)
                                                                                  -----   --------------
NET ASSETS                                                                        100.0%  $  546,429,662
                                                                                  =====   ==============

----------
+    Non-income producing securities
(1)  See Note 7 for cost of investments on a tax basis
(2)  See Note 3 for details of Joint Repurchase Agreement
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS

                                                                                               UNREALIZED
   NUMBER                                                                    VALUE AS OF      APPRECIATION
OF CONTRACTS      DESCRIPTION     EXPIRATION DATE   VALUE AT TRADE DATE   OCTOBER 31, 2005   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
  22 Long         S&P 500 Index    December 2005       $  6,682,681         $  6,653,900       $  (28,781)
                                                                                               ===========

See Notes to Financial Statements

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Telecommunications                            9.3%
Automotive                                    9.0
Pharmaceuticals                               8.8
Energy Sources                                8.7
Real Estate Companies                         7.6
Conglomerate                                  7.1
Food, Beverage & Tobacco                      6.3
Financial Services                            6.1
Banks                                         5.4
Broadcasting & Media                          4.5
Repurchase Agreements                         4.5
Metals & Mining                               3.9
Apparel & Textiles                            3.5
Electronics                                   3.5
Chemicals                                     3.3
Forest Products                               3.2
Insurance                                     2.7
Machinery                                     2.6
                                            -----
                                            100.0%
                                            =====

* Calculated as a percentage of net assets.

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                               VALUE
                      SECURITY DESCRIPTION                                     SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK--95.5%
APPAREL & TEXTILES--3.5%
  V.F. Corp.                                                                    399,100   $   20,852,975
                                                                                          --------------
AUTOMOTIVE--9.0%
  AutoZone, Inc.+                                                               238,100       19,262,290
  Ford Motor Co.                                                              1,990,000       16,556,800
  General Motors Corp.                                                          620,000       16,988,000
                                                                                          --------------
                                                                                              52,807,090
                                                                                          --------------
BANKS--5.4%
  Golden West Financial Corp.                                                   269,500       15,827,735
  North Fork Bancorp., Inc.                                                     626,450       15,874,243
                                                                                          --------------
                                                                                              31,701,978
                                                                                          --------------
BROADCASTING & MEDIA--4.5%
  Clear Channel Communications, Inc.                                            501,200       15,246,504
  Gannett Co., Inc.                                                             180,700       11,322,662
                                                                                          --------------
                                                                                              26,569,166
                                                                                          --------------
CHEMICALS--3.3%
  du Pont (E.I.) de Nemours & Co.                                               471,500       19,656,835
                                                                                          --------------
CONGLOMERATE--7.1%
  Hutchison Whampoa, Ltd.(2)                                                  4,392,000       41,686,358
                                                                                          --------------
ELECTRONICS--3.5%
  AVX Corp.                                                                   1,683,700       20,844,206
                                                                                          --------------
ENERGY SOURCES--8.7%
  Devon Energy Corp.                                                            245,600       14,829,328
  EnCana Corp.                                                                  796,000       36,504,560
                                                                                          --------------
                                                                                              51,333,888
                                                                                          --------------
FINANCIAL SERVICES--6.1%
  CIT Group, Inc.                                                               437,400       20,002,302
  Freddie Mac                                                                   165,100       10,128,885
  Instinet Group, Inc.+                                                       1,158,050        5,720,767
                                                                                          --------------
                                                                                              35,851,954
                                                                                          --------------
FOOD, BEVERAGE & TOBACCO--6.3%
  Anheuser-Busch Cos., Inc.                                                     440,000       18,154,400
  The Coca-Cola Co.                                                             437,000       18,694,860
                                                                                          --------------
                                                                                              36,849,260
                                                                                          --------------
FOREST PRODUCTS--3.2%
  International Paper Co.                                                       650,000       18,967,000
                                                                                          --------------
INSURANCE--2.7%
  Assurant, Inc.                                                                416,700       15,917,940
                                                                                          --------------
MACHINERY--2.6%
  Alamo Group, Inc.                                                             797,209       15,505,715
                                                                                          --------------
METALS & MINING--3.9%
  POSCO Sponsored ADR                                                           451,900       23,177,951
                                                                                          --------------
PHARMACEUTICALS--8.8%
  Bristol-Myers Squibb Co.                                                      820,000       17,359,400
  Daiichi Sankyo Co., Ltd.                                                      949,800       17,215,686
  Pfizer, Inc.                                                                  780,000       16,957,200
                                                                                          --------------
                                                                                              51,532,286
                                                                                          --------------

                                                                            SHARES/
                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------------
REAL ESTATE COMPANIES--7.6%
  Forest City Enterprises, Inc., Class A                                        952,100   $   35,122,969
  Hang Lung Properties, Ltd.(2)                                               6,740,000        9,737,842
                                                                                          --------------
                                                                                              44,860,811
                                                                                          --------------
TELECOMMUNICATIONS--9.3%
  ALLTEL Corp.                                                                  297,800       18,421,908
  SBC Communications, Inc.                                                      768,000       18,316,800
  Verizon Communications, Inc.                                                  581,000       18,307,310
                                                                                          --------------
                                                                                              55,046,018
                                                                                          --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $496,802,058)                                                                        563,161,431
                                                                                          --------------
REPURCHASE AGREEMENTS--4.5%
  Agreement with State Street
   Bank & Trust Co., bearing interest at 2.20%, dated
   10/31/05, to be repurchased 11/01/05 in the amount of
   $26,694,631 and collateralized by $25,135,000 of United
   States Treasury Bonds, bearing interest at 5.25%,
   due 11/15/28 and having an approximate value of
   $27,241,263 (cost $26,693,000)                                        $   26,693,000       26,693,000
                                                                                          --------------
TOTAL INVESTMENTS
  (cost $523,495,058)(1)                                                          100.0%     589,854,431
Liabilities in excess of other assets                                               0.0         (100,810)
                                                                                  -----   --------------
NET ASSETS                                                                        100.0%  $  589,753,621
                                                                                  =====   ==============

----------
+    Non-income producing securities
(1)  See Note 7 for cost of investments on a tax basis
(2)  Security was valued using fair value procedures at October 31, 2005. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR--American Depository Receipt

See Notes to Financial Statements

FOCUSED MID-CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Business Services                             8.7%
Manufacturing                                 8.5
Chemicals                                     8.3
Energy Sources                                7.0
Metals & Mining                               7.0
Utilities                                     6.9
Financial Services                            6.7
Insurance                                     6.5
Electronics                                   6.3
Time Deposits                                 5.2
Household & Personal Products                 3.6
Transportation                                3.5
U.S. Government Agencies                      3.5
Machinery                                     3.1
Apparel & Textiles                            3.0
Retail                                        2.8
Food, Beverage & Tobacco                      2.6
Broadcasting & Media                          2.3
Energy Services                               2.2
Health Services                               2.2
                                             ----
                                             99.9%
                                             ====

* Calculated as a percentage of net assets.

FOCUSED MID-CAP VALUE PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                              VALUE
                      SECURITY DESCRIPTION                                      SHARES       (NOTE 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK--89.6%
APPAREL & TEXTILES--3.0%
  Jones Apparel Group, Inc.                                                      40,000   $    1,091,200
                                                                                          --------------
BROADCASTING & MEDIA--2.3%
  Cox Radio, Inc., Class A+                                                      60,000          858,000
                                                                                          --------------
BUSINESS SERVICES--8.7%
  Chicago Bridge & Iron Co. NV                                                   45,000        1,003,500
  R.R. Donnelley & Sons Co.                                                      31,500        1,103,130
  Tech Data Corp.+                                                               32,000        1,108,480
                                                                                          --------------
                                                                                               3,215,110
                                                                                          --------------
CHEMICALS--8.3%

  Cytec Industries, Inc.                                                         21,500          887,950
  Engelhard Corp.                                                                41,500        1,128,800
  Lubrizol Corp.                                                                 25,000        1,039,750
                                                                                          --------------
                                                                                               3,056,500
                                                                                          --------------
ELECTRONICS--6.3%
  Symbol Technologies, Inc.                                                     119,000          987,700
  Thomas & Betts Corp.+                                                          34,000        1,323,280
                                                                                          --------------
                                                                                               2,310,980
                                                                                          --------------
ENERGY SERVICES--2.2%
  Precision Drilling Corp.+                                                      18,000          828,000
                                                                                          --------------
ENERGY SOURCES--7.0%
  Newfield Exploration Co.+                                                      30,000        1,359,900
  Pioneer Natural Resources Co.                                                  24,500        1,226,225
                                                                                          --------------
                                                                                               2,586,125
                                                                                          --------------
FINANCIAL SERVICES--5.1%
  Alliance Capital Management Holding LP                                         12,500          661,625
  Hudson City Bancorp, Inc.                                                     102,000        1,207,680
                                                                                          --------------
                                                                                               1,869,305
                                                                                          --------------
FOOD, BEVERAGE & TOBACCO--2.6%
  SUPERVALU, Inc.                                                                31,000          974,330
                                                                                          --------------
HEALTH SERVICES--2.2%
  Omnicare, Inc.                                                                 15,000          811,500
                                                                                          --------------
HOUSEHOLD & PERSONAL PRODUCTS--3.6%
  Newell Rubbermaid, Inc.                                                        58,000        1,333,420
                                                                                          --------------
INSURANCE--6.5%
  Conseco, Inc.+                                                                 59,500        1,207,850
  Old Republic International Corp.                                               45,000        1,165,950
                                                                                          --------------
                                                                                               2,373,800
                                                                                          --------------
MACHINERY--3.1%
  Kennametal, Inc.                                                               22,200        1,134,642
                                                                                          --------------
MANUFACTURING--8.5%
  Ball Corp.                                                                     26,000        1,023,620
  Carlisle Cos., Inc.                                                            15,500        1,033,695
  Thermo Electron Corp.+                                                         35,000        1,056,650
                                                                                          --------------
                                                                                               3,113,965
                                                                                          --------------
METALS & MINING--7.0%
  Martin Marietta Materials, Inc.                                                17,000        1,341,470
  The Timken Co.                                                                 43,000        1,219,480
                                                                                          --------------
                                                                                               2,560,950
                                                                                          --------------

                                                                            SHARES/
                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------------
RETAIL--2.8%
  Foot Locker, Inc.                                                              53,000   $    1,030,320
                                                                                          --------------
TRANSPORTATION--3.5%
  Yellow Roadway Corp.+                                                          28,500        1,295,325
                                                                                          --------------
UTILITIES--6.9%
  Allegheny Energy, Inc.+                                                        39,500        1,116,270
  DPL, Inc.                                                                      55,000        1,417,350
                                                                                          --------------
                                                                                               2,533,620
                                                                                          --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $33,368,883)                                                                          32,977,092
                                                                                          --------------
SHORT-TERM INVESTMENT SECURITIES--10.3%
CORPORATE SHORT-TERM NOTES--1.6%
  Prudential Funding, LLC
    3.93% due 11/01/05                                                   $      600,000          600,000
                                                                                          --------------
TIME DEPOSITS--5.2%
  Euro Time Deposit with State
    Street Bank & Trust Co.
    1.95% due 11/01/05                                                        1,505,000        1,505,000
  Euro Time Deposit with State
    Street Bank & Trust Co.
    1.35% due 11/01/05                                                          390,000          390,000
                                                                                          --------------
U.S. GOVERNMENT AGENCIES--3.5%
  Federal Home Loan Bank
    Consolidated Disc. Notes
    3.72% due 11/01/05                                                        1,300,000        1,300,000
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $3,795,000)                                                                            3,795,000
                                                                                          --------------
TOTAL INVESTMENTS
  (cost $37,163,883)(1)                                                            99.9%      36,772,092
Other assets less liabilities                                                       0.1           24,747
                                                                                  -----   --------------
NET ASSETS                                                                        100.0%  $   36,796,839
                                                                                  =====   ==============

----------
+    Non-income producing securities
@    See Note 1
(1)  See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

FOCUSED SMALL-CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Business Services                             9.8%
Insurance                                     9.5
Energy Sources                                6.5
Financial Services                            6.2
Banks                                         5.5
Transportation                                5.1
Forest Products                               4.7
Broadcasting & Media                          4.2
Housing & Household Durables                  4.0
Chemicals                                     3.9
Pharmaceuticals                               3.8
Medical Products                              3.4
Electronics                                   3.3
U.S. Government Agencies                      3.1
Retail                                        3.0
Health Services                               2.8
Repurchase Agreements                         2.7
Automotive                                    2.3
Internet Software                             2.0
Telecommunications                            1.9
Aerospace & Military Technology               1.8
Manufacturing                                 1.8
Restaurants                                   1.7
Energy Services                               1.4
Exchange Traded Funds                         1.4
Household & Personal Products                 1.4
Real Estate Investment Trusts                 1.4
Communication Equipment                       1.0
Machinery                                     1.0
Apparel & Textile                             0.8
                                            -----
                                            101.4%
                                            =====

* Calculated as a percentage of net assets.

FOCUSED SMALL-CAP VALUE PORTFOLIO@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                              VALUE
                      SECURITY DESCRIPTION                                     SHARES        (NOTE 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK--92.6%
AEROSPACE & MILITARY TECHNOLOGY--1.8%
  Alliant Techsystems, Inc.+                                                    135,000   $    9,479,700
                                                                                          --------------
APPAREL & TEXTILES--0.8%
  Tommy Hilfiger Corp.+                                                         250,000        4,025,000
                                                                                          --------------
AUTOMOTIVE--2.3%
  Cooper Tire & Rubber Co.                                                      440,000        6,010,400
  Superior Industries International, Inc.                                       275,000        5,596,250
                                                                                          --------------
                                                                                              11,606,650
                                                                                          --------------
BANKS--5.5%
  BankAtlantic Bancorp, Inc., Class A                                           413,200        5,739,348
  Knight Capital Group, Inc.+                                                 1,585,000       15,168,450
  Washington Federal, Inc.                                                      319,000        7,333,810
                                                                                          --------------
                                                                                              28,241,608
                                                                                          --------------
BROADCASTING & MEDIA--4.2%
  Journal Register Co.                                                          527,000        8,447,810
  The Reader's Digest Association, Inc.                                         865,000       13,251,800
                                                                                          --------------
                                                                                              21,699,610
                                                                                          --------------
BUSINESS SERVICES--9.8%
  BlueLinx Holdings, Inc.                                                       705,000        8,558,700
  Bowne & Co., Inc.                                                             512,700        7,290,594
  Chicago Bridge & Iron Co. NV                                                  315,000        7,024,500
  Clark, Inc.                                                                   552,900        8,459,370
  Jacobs Engineering Group, Inc.+                                               160,000       10,200,000
  Source Interlink Cos., Inc.+                                                  304,804        3,102,904
  The BISYS Group, Inc.+                                                        460,700        5,841,676
                                                                                          --------------
                                                                                              50,477,744
                                                                                          --------------
CHEMICALS--3.9%
  Lubrizol Corp.                                                                225,000        9,357,750
  UAP Holding Corp.                                                             557,160       10,641,756
                                                                                          --------------
                                                                                              19,999,506
                                                                                          --------------
COMMUNICATION EQUIPMENT--1.0%
  3Com Corp.+                                                                 1,300,000        5,005,000
                                                                                          --------------
ELECTRONICS--3.3%
  Cabot Microelectronics Corp.+                                                 268,000        7,879,200
  Skyworks Solutions, Inc.+                                                   1,683,000        9,020,880
                                                                                          --------------
                                                                                              16,900,080
                                                                                          --------------
ENERGY SERVICES--1.4%
  Key Energy Services, Inc.+                                                    530,000        7,155,000
                                                                                          --------------
ENERGY SOURCES--6.5%
  Cimarex Energy Co.+                                                           250,000        9,815,000
  Remington Oil & Gas Corp.+                                                    149,400        5,229,000
  St. Mary Land & Exploration Co.                                               342,100       11,634,821
  The Houston Exploration Co.+                                                  130,000        6,701,500
                                                                                          --------------
                                                                                              33,380,321
                                                                                          --------------
FINANCIAL SERVICES--4.6%
  Affiliated Managers Group, Inc.+                                              183,000   $   14,045,250
  Apollo Investment Corp.                                                       512,900        9,580,972
                                                                                          --------------
                                                                                              23,626,222
                                                                                          --------------
FOREST PRODUCTS--4.7%
  Glatfelter                                                                    525,000        7,134,750
  Neenah Paper, Inc.                                                            295,200        8,575,560
  Rayonier, Inc.                                                                225,000        8,601,750
                                                                                          --------------
                                                                                              24,312,060
                                                                                          --------------
HEALTH SERVICES--2.8%
  Kindred Healthcare, Inc.+                                                     270,000        7,560,000
  LifePoint Hospitals, Inc.+                                                    172,600        6,748,660
                                                                                          --------------
                                                                                              14,308,660
                                                                                          --------------
HOUSEHOLD & PERSONAL PRODUCTS--1.4%
  Nu Skin Enterprises, Inc., Class A                                            441,650        7,437,386
                                                                                          --------------
HOUSING & HOUSEHOLD DURABLES--4.0%
  Lennox International, Inc.                                                    456,500       12,731,785
  The Toro Co.                                                                  211,300        7,714,563
                                                                                          --------------
                                                                                              20,446,348
                                                                                          --------------
INSURANCE--9.5%
  Assured Guaranty, Ltd.                                                        315,005        7,049,812
  Conseco, Inc.+                                                                359,800        7,303,940
  HCC Insurance Holdings, Inc.                                                  285,000        8,550,000
  Old Republic International Corp.                                              400,000       10,364,000
  Platinum Underwriters Holdings, Ltd.                                          283,700        8,082,613
  Scottish Re Group, Ltd.                                                       298,400        7,325,720
                                                                                          --------------
                                                                                              48,676,085
                                                                                          --------------
INTERNET SOFTWARE--2.0%
  Packeteer, Inc.+                                                              570,200        4,498,878
  Verity, Inc.+                                                                 570,000        5,671,500
                                                                                          --------------
                                                                                              10,170,378
                                                                                          --------------
MACHINERY--1.0%
  Global Power Equipment Group, Inc.+                                           800,000        5,016,000
                                                                                          --------------
MANUFACTURING--1.8%
  Federal Signal Corp.                                                          570,465        9,252,942
                                                                                          --------------
MEDICAL PRODUCTS--3.4%
  Invacare Corp.                                                                148,000        5,000,920
  Sybron Dental Specialties, Inc.+                                              295,000       12,655,500
                                                                                          --------------
                                                                                              17,656,420
                                                                                          --------------
PHARMACEUTICALS--3.8%
  Biovail Corp.+                                                                597,000       13,008,630
  Perrigo Co.                                                                   500,000        6,685,000
                                                                                          --------------
                                                                                              19,693,630
                                                                                          --------------

                                                                            SHARES/
                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.4%
  Home Properties, Inc.                                                         180,000   $    6,993,000
                                                                                          --------------
RESTAURANTS--1.7%
  RARE Hospitality International, Inc.+                                         283,700        8,669,872
                                                                                          --------------
RETAIL--3.0%
  Big Lots, Inc.+                                                               525,000        6,074,250
  The Finish Line, Inc., Class A                                                588,700        9,207,268
                                                                                          --------------
                                                                                              15,281,518
                                                                                          --------------
TELECOMMUNICATIONS--1.9%
  Compania de
    Telecomunicaciones de
    Chile SA Sponsored ADR                                                      440,000        4,259,200
  IDT Corp., Class B+                                                           450,000        5,373,000
                                                                                          --------------
                                                                                               9,632,200
                                                                                          --------------
TRANSPORTATION--5.1%
  Laidlaw International, Inc.                                                   390,000        8,868,600
  Offshore Logistics, Inc.+                                                     288,100        9,795,400
  StealthGas, Inc.+                                                             580,000        7,586,400
                                                                                          --------------
                                                                                              26,250,400
                                                                                          --------------
TOTAL COMMON STOCK
  (cost $478,763,006)                                                                        475,393,340
                                                                                          --------------
EXCHANGE TRADED FUNDS--1.4%
FINANCIAL SERVICES--1.4%
  iShares Russell 2000 Value Index Fund
  (cost $7,510,122)                                                             118,000        7,522,500
                                                                                          --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $486,273,128)                                                                        482,915,840
                                                                                          --------------
SHORT-TERM SECURITIES--4.7%
U.S. GOVERNMENT AGENCIES--3.1%
  Federal Home Loan Bank Consolidated Disc. Notes
    3.72% due 11/01/05                                                   $   16,000,000       16,000,000
                                                                                          --------------
CORPORATE SHORT-TERM NOTES--1.6%
  Prudential Funding LLC
    3.93% due 11/01/05                                                        8,100,000        8,100,000
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $24,100,000)                                                                          24,100,000
                                                                                          --------------

                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.7%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)                                        $    2,345,000   $    2,345,000
  UBS Securities LLC
    Joint Repurchase Agreement(2)                                            10,000,000       10,000,000
  Agreement with State Street
    Bank & Trust Co., bearing interest at 3.72%, dated
    10/31/05, to be repurchased 11/01/05 in the amount
    of $1,412,146 and collateralized by $1,105,000 of
    United States Treasury Bonds, bearing interest at 12.50%,
    due 08/15/14 and having an approximate value of $1,440,644                1,412,000        1,412,000
                                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $13,757,000)                                                                          13,757,000
                                                                                          --------------
TOTAL INVESTMENTS
  (cost $524,130,128)(1)                                                          101.4%     520,772,840
Liabilities in excess of other assets                                              (1.4)      (7,235,680)
                                                                                  -----   --------------
NET ASSETS                                                                        100.0%  $  513,537,160
                                                                                  =====   ==============

----------
+    Non-income producing securities
@    See Note 1
(1)  See Note 7 for cost of investments on a tax basis
(2)  See Note 3 for details of Joint Repurchase Agreement
ADR--American Depository Receipt

See Notes to Financial Statements

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Telecommunications                           14.5%
Financial Services                           12.2
Pharmaceuticals                              10.9
Energy Sources                                9.1
Health Services                               7.6
Banks                                         6.9
Internet Content                              4.6
Household & Personal Products                 4.1
Housing & Household Durables                  4.0
Repurchase Agreements                         4.0
Computer Software                             3.9
Broadcasting & Media                          3.7
Chemicals                                     3.1
Medical Products                              2.8
Transportation                                2.0
Aerospace & Military Technology               1.9
Apparel & Textiles                            1.8
Leisure & Tourism                             1.4
                                             ----
                                             98.5%
                                             ====

* Calculated as a percentage of net assets.

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                               VALUE
                      SECURITY DESCRIPTION                                   SHARES           (NOTE 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK--91.0%
AEROSPACE & MILITARY TECHNOLOGY--1.9%
  United Technologies Corp.                                                     124,000   $    6,358,720
                                                                                          --------------
APPAREL & TEXTILES--1.8%
  NIKE, Inc., Class B                                                            73,900        6,211,295
                                                                                          --------------
BANKS--6.9%
  Bank of America Corp.                                                         296,200       12,955,788
  Lloyds TSB Group PLC(3)                                                     1,288,600       10,564,168
                                                                                          --------------
                                                                                              23,519,956
                                                                                          --------------
BROADCASTING & MEDIA--3.7%
  News Corp., Class A                                                           431,600        6,150,300
  Time Warner, Inc.                                                             368,900        6,577,487
                                                                                          --------------
                                                                                              12,727,787
                                                                                          --------------
CHEMICALS--3.1%
  The Dow Chemical Co.                                                          228,800       10,492,768
                                                                                          --------------
COMPUTER SOFTWARE--3.9%
  Microsoft Corp.                                                               517,600       13,302,320
                                                                                          --------------
ENERGY SOURCES--9.1%
  Chevron Corp.                                                                 417,600       23,832,432
  Exxon Mobil Corp.                                                             131,500        7,382,410
                                                                                          --------------
                                                                                              31,214,842
                                                                                          --------------
FINANCIAL SERVICES--12.2%
  Chicago Mercantile Exchange Holdings, Inc.                                     25,488        9,306,943
  Citigroup, Inc.                                                               516,400       23,640,792
  The Charles Schwab Corp.                                                      583,800        8,873,760
                                                                                          --------------
                                                                                              41,821,495
                                                                                          --------------
HEALTH SERVICES--7.6%
  Aetna, Inc.                                                                    76,800        6,801,408
  UnitedHealth Group, Inc.                                                      329,943       19,100,400
                                                                                          --------------
                                                                                              25,901,808
                                                                                          --------------
HOUSEHOLD & PERSONAL PRODUCTS--4.1%
  Procter & Gamble Co.                                                          248,988       13,940,838
                                                                                          --------------
HOUSING & HOUSEHOLD DURABLES--4.0%
  Lennar Corp., Class A                                                         245,872       13,665,566
                                                                                          --------------
INTERNET CONTENT--4.6%
  Google, Inc., Class A+                                                         42,469       15,804,414
                                                                                          --------------
LEISURE & TOURISM--1.4%
  MGM MIRAGE+                                                                   133,096        4,973,797
                                                                                          --------------
MEDICAL PRODUCTS--2.8%
  Zimmer Holdings, Inc.+                                                        152,308        9,712,681
                                                                                          --------------
PHARMACEUTICALS--10.9%
  Genentech, Inc.+                                                              217,464       19,702,238
  Pfizer, Inc.                                                                  297,600        6,469,824
  Sanofi-Aventis+(3)                                                            138,300       11,073,593
                                                                                          --------------
                                                                                              37,245,655
                                                                                          --------------
TELECOMMUNICATIONS--11.0%
  Motorola, Inc.                                                                512,300       11,352,568
  NII Holdings, Inc.+                                                           110,000        9,121,200
  QUALCOMM, Inc.                                                                432,129       17,181,449
                                                                                          --------------
                                                                                              37,655,217
                                                                                          --------------

                                                                            SHARES/
                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.0%
  FedEx Corp.                                                                    74,875   $    6,883,259
                                                                                          --------------
TOTAL COMMON STOCK
  (cost $273,717,039)                                                                        311,432,418
                                                                                          --------------
CONVERTIBLE BONDS--3.5%
TELECOMMUNICATIONS--3.5%
  Level 3 Communications, Inc.
    6.00% due 03/15/10
    (cost $14,951,387)                                                   $   23,425,000       11,829,625
                                                                                          --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $288,668,426)                                                                        323,262,043
                                                                                          --------------
REPURCHASE AGREEMENTS--4.0%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)                                               822,000          822,000
  Agreement with State Street
    Bank & Trust Co., bearing interest at 1.75%, dated
    10/31/05, to be repurchased 11/01/05 in
    the amount of $12,956,630 and collateralized by
    $12,195,000 of United States Treasury Bonds,
    bearing interest at 5.25%, due 11/15/28 and having
    an approximate value of $13,216,917                                      12,956,000       12,956,000
                                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $13,778,000)                                                                          13,778,000
                                                                                          --------------
TOTAL INVESTMENTS
  (cost $302,446,426)(1)                                                           98.5%     337,040,043
  Other assets less liabilities                                                     1.5        5,195,550
                                                                                  -----   --------------
NET ASSETS                                                                        100.0%  $  342,235,593
                                                                                  =====   ==============

----------
+    Non-income producing securities
(1)  See Note 7 for cost of investments on a tax basis
(2)  See Note 3 for details of Joint Repurchase Agreement
(3)  Security was valued using fair value procedures at October 31, 2005. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financial Statements

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Banks                                        18.2%
Telecommunications                           18.1
Pharmaceuticals                              13.7
Retail                                        8.2
Business Services                             6.8
Leisure & Tourism                             5.6
Repurchase Agreements                         5.3
Automotive                                    4.1
Financial Services                            3.9
Food, Beverage & Tobacco                      3.8
Electronics                                   3.7
Conglomerate                                  2.9
Metals & Mining                               2.6
Broadcasting & Media                          2.6
Real Estate Companies                         2.7
                                            -----
                                            102.2%
                                            =====

COUNTRY ALLOCATION*
United Kingdom                               24.2%
Japan                                        18.1
Germany                                      10.6
France                                        8.2
Mexico                                        6.5
Switzerland                                   6.0
United States                                 5.3
Singapore                                     4.9
Ireland                                       3.7
Australia                                     3.3
Canada                                        3.2
Italy                                         3.1
South Korea                                   2.6
Hong Kong                                     2.5
                                            -----
                                            102.2%
                                            =====

* Calculated as a percentage of net assets.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                               VALUE
                      SECURITY DESCRIPTION                                   SHARES         (NOTE 3)(2)
--------------------------------------------------------------------------------------------------------
COMMON STOCK--96.9%
AUSTRALIA--3.3%
  Australia & New Zealand Banking Group, Ltd.                                   482,800   $    8,524,839
                                                                                          --------------
CANADA--3.2%
  Shoppers Drug Mart Corp.                                                      242,617        8,070,800
                                                                                          --------------
FRANCE--8.2%
  Alcatel SA+                                                                   419,622        4,924,762
  Vinci SA                                                                      118,997        9,294,470
  Vivendi Universal SA                                                          208,900        6,564,098
                                                                                          --------------
                                                                                              20,783,330
                                                                                          --------------
GERMANY--10.6%
  Bayerische Motoren Werke (BMW)                                                243,800       10,578,802
  Deutsche Bank AG                                                               95,200        8,916,227
  Siemens AG                                                                    100,157        7,448,477
                                                                                          --------------
                                                                                              26,943,506
                                                                                          --------------
HONG KONG--2.5%
  Shangri-La Asia, Ltd.                                                       4,646,000        6,519,473
                                                                                          --------------
IRELAND--3.7%
  Bank of Ireland                                                               618,500        9,362,225
                                                                                          --------------
ITALY--3.1%
  UniCredito Italiano SpA                                                     1,396,000        7,795,246
                                                                                          --------------
JAPAN--18.1%
  Daiwa Securities Group, Inc.                                                1,190,000        9,831,012
  HOYA Corp.                                                                     67,000        2,354,974
  HOYA Corp Sponsored ADR+                                                      201,000        6,958,423
  NTT DoCoMo, Inc.                                                                5,800       10,039,486
  Takeda Pharmaceutical Co., Ltd.                                               205,600       11,305,481
  YAMADA-DENKI Co., Ltd.                                                         64,500        5,702,534
                                                                                          --------------
                                                                                              46,191,910
                                                                                          --------------
MEXICO--6.5%
  America Movil SA de CV ADR Series L                                           377,137        9,899,846
  Cemex SA de CV Sponsored ADR                                                  126,040        6,562,903
                                                                                          --------------
                                                                                              16,462,749
                                                                                          --------------
SINGAPORE--4.9%
  CapitaLand, Ltd.                                                            3,597,000        6,772,445
  Singapore Telecommunications, Ltd.                                          4,100,000        5,652,043
                                                                                          --------------
                                                                                              12,424,488
                                                                                          --------------
SOUTH KOREA--2.6%
  SK Telecom Co., Ltd.                                                           37,400        6,739,086
                                                                                          --------------

                                                                            SHARES/
                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT         (NOTE 3)(2)
--------------------------------------------------------------------------------------------------------
SWITZERLAND--6.0%
  Roche Holding AG                                                               75,406   $   11,265,510
  UBS AG                                                                         47,422        4,025,448
                                                                                          --------------
                                                                                              15,290,958
                                                                                          --------------
UNITED KINGDOM--24.2%
  Diageo PLC                                                                    653,800        9,663,886
  Enodis PLC+                                                                 3,601,300        8,112,257
  Enterprise Inns PLC                                                           569,642        7,853,711
  GlaxoSmithKline PLC                                                           470,100       12,229,940
  GUS PLC                                                                       481,596        7,182,517
  Royal Bank of Scotland Group PLC                                              278,662        7,715,059
  Vodafone Group PLC                                                          3,315,616        8,701,676
                                                                                          --------------
                                                                                              61,459,046
                                                                                          --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $215,617,529)                                                                        246,567,656
                                                                                          --------------
REPURCHASE AGREEMENTS--5.3%
  Agreement with State Street Bank & Trust Co., bearing
    interest at 1.75%, dated 10/31/05, to be repurchased 11/01/05 in the amount of $13,389,651 and collateralized by $12,605,000 of United States Treasury Bonds, bearing interest at 5.25%, due 11/15/28 and having an approximate value of $13,661,273
    (cost $13,389,000)                                                   $   13,389,000       13,389,000
                                                                                          --------------
TOTAL INVESTMENTS
  (cost $229,006,529)(1)                                                          102.2%     259,956,656
Liabilities in excess of other assets                                              (2.2)      (5,632,834)
                                                                                  -----   --------------
NET ASSETS                                                                        100.0%  $  254,323,822
                                                                                  =====   ==============

----------
+    Non-income producing securities
(1)  See Note 7 for cost of investments on a tax basis
(2) A substantial number of the Fund's holdings were valued using fair value procedures at October 31, 2005. At October 31, 2005 the aggregate value of these securities was $202,651,196 representing 79.7% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR--American Depository Receipt

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

       CONTRACT        DELIVERY    IN EXCHANGE     GROSS UNREALIZED
      TO DELIVER        DATE           FOR          APPRECIATION
     ---------------------------------------------------------------
     *GBP 1,400,000   11/28/2005   USD 2,581,250      $  104,054
     *USD 2,338,340   11/28/2005   GBP 1,330,000          14,996
      GBP 1,400,000   12/07/2005   USD 2,668,120         191,085
      GBP 1,100,000   12/09/2005   USD 2,101,110         154,891
                                                      ----------
                                                      $  465,026
                                                      ==========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
GBP--Pound Sterling
USD--United States Dollar

See Notes to Financial Statements

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Internet Content                             24.1%
Computer Software                            22.7
Telecommunications                           12.6
Computers & Business Equipment               10.1
Electronics                                   7.1
Financial Services                            6.2
Broadcasting & Media                          6.1
Repurchase Agreements                         5.8
Internet Software                             2.0
                                             ----
                                             96.7%
                                             ====

* Calculated as a percentage of net assets.

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                               VALUE
                      SECURITY DESCRIPTION                                   SHARES           (NOTE 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK--90.9%
BROADCASTING & MEDIA--6.1%
  Comcast Corp., Special Class A+                                                75,000   $    2,055,750
  Getty Images, Inc.+                                                            50,000        4,150,500
                                                                                          --------------
                                                                                               6,206,250
                                                                                          --------------
COMPUTER SOFTWARE--22.7%
  Adobe Systems, Inc.                                                            84,100        2,712,225
  Autodesk, Inc.                                                                 70,700        3,190,691
  EMC Corp.+                                                                    195,200        2,724,992
  Microsoft Corp.                                                               177,080        4,550,956
  Oracle Corp.+                                                                 184,600        2,340,728
  Red Hat, Inc.+                                                                322,360        7,485,199
                                                                                          --------------
                                                                                              23,004,791
                                                                                          --------------
COMPUTERS & BUSINESS EQUIPMENT--10.1%
  Dell, Inc.+                                                                   110,900        3,535,492
  Hewlett-Packard Co.                                                            93,400        2,618,936
  SanDisk Corp.+                                                                 68,900        4,057,521
                                                                                          --------------
                                                                                              10,211,949
                                                                                          --------------
ELECTRONICS--7.1%
  Analog Devices, Inc.                                                           38,800        1,349,464
  Chartered Semiconductor Manufacturing, Ltd.+(3)                             3,402,000        2,127,317
  Intel Corp.                                                                    62,500        1,468,750
  Texas Instruments, Inc.                                                        80,600        2,301,130
                                                                                          --------------
                                                                                               7,246,661
                                                                                          --------------
FINANCIAL SERVICES--6.2%
  Chicago Mercantile Exchange Holdings, Inc.                                      5,400        1,971,810
  E*TRADE Financial Corp.+                                                      232,000        4,303,600
                                                                                          --------------
                                                                                               6,275,410
                                                                                          --------------
INTERNET CONTENT--24.1%
  eBay, Inc.+                                                                    83,400        3,302,640
  Google, Inc., Class A+                                                         23,400        8,708,076
  HomeStore, Inc.+                                                              700,000        2,541,000
  Monster Worldwide, Inc.+                                                      140,000        4,593,400
  Yahoo!, Inc.+                                                                 143,000        5,286,710
                                                                                          --------------
                                                                                              24,431,826
                                                                                          --------------
INTERNET SOFTWARE--2.0%
  Symantec Corp.+                                                                85,900        2,048,715
                                                                                          --------------
TELECOMMUNICATIONS--12.6%
  American Tower Corp., Class A+                                                166,000        3,959,100
  Motorola, Inc.                                                                246,000        5,451,360
  QUALCOMM, Inc.                                                                 84,480        3,358,925
                                                                                          --------------
                                                                                              12,769,385
                                                                                          --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $74,626,689)                                                                          92,194,987
                                                                                          --------------

                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.8%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)                                        $    1,572,000   $    1,572,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 2.20%, dated 10/31/05, to be repurchased 11/01/05 in the amount of $4,301,263 and collateralized by $4,055,000 of
    United States Treasury Bonds, bearing interest at 5.25%,
    due 11/15/28 and having an approximate value of $4,394,801                4,301,000        4,301,000
                                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $5,873,000)                                                                            5,873,000
                                                                                          --------------
TOTAL INVESTMENTS
  (cost $80,499,689)(1)                                                            96.7%      98,067,987
Other assets less liabilities                                                       3.3        3,389,865
                                                                                  -----   --------------
NET ASSETS                                                                        100.0%  $  101,457,852
                                                                                  =====   ==============

----------
+    Non-income producing securities
(1)  See Note 7 for cost of investments on a tax basis
(2)  See Note 3 for details of Joint Repurchase Agreement
(3)  Security was valued using fair value procedures at October 31, 2005. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financial Statements

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2005 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Food Beverage & Tobacco                      27.9%
Business Services                            14.1
Pharmaceuticals                              12.1
Chemicals                                     9.8
Household & Personal Products                 9.3
Financial Services                            6.7
Automotive                                    6.1
Telecommunications                            6.0
Retail Stores                                 3.7
Electronics                                   3.5
Repurchase Agreements                         0.7
                                             ----
                                             99.9%
                                             ====

* Calculated as a percentage of net assets.

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                                                                               VALUE
                      SECURITY DESCRIPTION                                      SHARES        (NOTE 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK--99.2%
AUTOMOTIVE--6.1%
  General Motors Corp.                                                          170,993   $    4,685,208
  Johnson Controls, Inc.                                                        107,604        7,322,452
                                                                                          --------------
                                                                                              12,007,660
                                                                                          --------------
BUSINESS SERVICES--14.1%
  Avery Dennison Corp.                                                          113,117        6,408,078
  Bemis Co., Inc.                                                               234,356        6,191,685
  Genuine Parts Co.                                                             155,898        6,917,194
  Paychex, Inc.                                                                 203,706        7,895,645
                                                                                          --------------
                                                                                              27,412,602
                                                                                          --------------
CHEMICALS--9.8%
  du Pont (E.I.) de
    Nemours & Co.                                                               140,322        5,850,024
  Rohm and Haas Co.                                                             154,740        6,735,832
  The Sherwin-Williams Co.                                                      153,046        6,512,108
                                                                                          --------------
                                                                                              19,097,964
                                                                                          --------------
ELECTRONICS--3.5%
  Emerson Electric Co.                                                           97,798        6,801,851
                                                                                          --------------
FINANCIAL SERVICES--6.7%
  Citigroup, Inc.                                                               143,007        6,546,860
  JPMorgan Chase & Co.                                                          175,764        6,436,478
                                                                                          --------------
                                                                                              12,983,338
                                                                                          --------------
FOOD, BEVERAGE & TOBACCO--27.9%
  Altria Group, Inc.                                                            112,361        8,432,693
  Anheuser-Busch Cos., Inc.                                                     135,027        5,571,214
  Brown-Forman Corp., Class B                                                   140,605        8,905,921
  ConAgra Foods, Inc.                                                           233,642        5,436,849
  McCormick & Co., Inc.                                                         178,227        5,398,496
  PepsiCo, Inc.                                                                 131,458        7,766,539
  Sysco Corp.                                                                   181,284        5,784,772
  The Coca-Cola Co.                                                             164,920        7,055,278
                                                                                          --------------
                                                                                              54,351,762
                                                                                          --------------
HOUSEHOLD & PERSONAL PRODUCTS--9.3%
  Avon Products, Inc.                                                           176,805        4,771,967
  Clorox Co.                                                                    116,102        6,283,440
  Colgate-Palmolive Co.                                                         133,998        7,096,534
                                                                                          --------------
                                                                                              18,151,941
                                                                                          --------------
PHARMACEUTICALS--12.1%
  Abbott Laboratories                                                           146,393        6,302,219
  Bristol-Myers Squibb Co.                                                      267,800        5,669,326
  Merck & Co., Inc.                                                             213,191        6,016,250
  Pfizer, Inc.                                                                  254,317        5,528,851
                                                                                          --------------
                                                                                              23,516,646
                                                                                          --------------
RETAIL STORES--3.7%
  Albertson's, Inc.                                                             288,497        7,244,160
                                                                                          --------------
TELECOMMUNICATIONS--6.0%
  SBC Communications, Inc.                                                      266,657        6,359,770
  Verizon Communications, Inc.                                                  168,434        5,307,355
                                                                                          --------------
                                                                                              11,667,125
                                                                                          --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $188,712,900)                                                                        193,235,049
                                                                                          --------------

                                                                           PRINCIPAL           VALUE
                      SECURITY DESCRIPTION                                   AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.7%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)
    (cost $1,488,000)                                                    $    1,488,000   $    1,488,000
                                                                                          --------------
TOTAL INVESTMENTS
  (cost $190,200,900)(1)                                                           99.9%     194,723,049
Other assets less liabilities                                                       0.1          133,224
                                                                         --------------   --------------
NET ASSETS                                                                        100.0%  $  194,856,273
                                                                         ==============   ==============

----------
(1)  See Note 7 for cost of investments on a tax basis
(2)  See Note 3 for details of Joint Repurchase Agreement

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005

NOTE 1.  ORGANIZATION

SunAmerica Focused Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund issues separate series of shares (each, a "Portfolio"). The assets of each Portfolio are normally allocated among at least three investment advisers (each, an "Adviser"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets.

Effective August 3, 2005, the Focused Mid-Cap Growth Portfolio and the Focused Mid-Cap Value Portfolio were added to the Fund. Effective February 23, 2004, the Focused Dividend Strategy Portfolio was added to the Fund. In addition on August 3, 2005 the Focused 2000 Growth Portfolio changed its name to Focused Small-Cap Growth Portfolio and the Focused 2000 Value Portfolio changed its name to Focused Small-Cap Value Portfolio. The investment objective for each of the Portfolios is as follows:

FOCUSED EQUITY STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 80% - 100% in domestic equity mutual funds, up to 20% in foreign equity mutual funds and up to 5% in bond funds.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 70% in domestic equity mutual funds, 10% in foreign equity mutual funds and 20% in bond funds.

FOCUSED BALANCED STRATEGY PORTFOLIO seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 35% - 75% in domestic equity mutual funds, up to 15% in foreign equity mutual funds and 25% - 50% in bond funds.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 15% - 50% in domestic equity mutual funds, up to 10% in foreign equity mutual funds and 50% - 80% in bond funds.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO seeks current income through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests up to 20% in domestic equity mutual funds, up to 5% in foreign equity mutual funds and 80% - 100% in bond funds.

FOCUSED LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

FOCUSED MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in mid-cap companies.

FOCUSED SMALL-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

FOCUSED LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

FOCUSED MID-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in mid-cap companies.

FOCUSED SMALL-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

FOCUSED GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisers believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Adviser may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

FOCUSED TECHNOLOGY PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

FOCUSED DIVIDEND STRATEGY PORTFOLIO seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in dividend yielding equity securities.

THE ASSET ALLOCATION STRATEGY PORTFOLIOS: FOCUSED EQUITY STRATEGY, FOCUSED MULTI-ASSET STRATEGY, FOCUSED BALANCED STRATEGY, FOCUSED FIXED INCOME AND EQUITY STRATEGY, AND FOCUSED FIXED INCOME STRATEGY ("STRATEGY PORTFOLIOS") invest in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

All of the Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended.

CLASSES OF SHARES: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--  Offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the Focused International Equity Portfolio, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the Focused International Equity Portfolio that were purchased within ninety (90) days prior to the date of such exchange. The redemption fee is accounted for as an addition to paid-in capital by the Portfolio and is allocated among the share classes based on the relative net assets of each class.

Class B shares--  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares--  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Portfolios issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares. Effective February 23, 2004, Class II shares were redesignated as Class C shares.

Class I shares--  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares--  Offered at net asset value per share exclusively for sale to
                  SAAMCo affiliated companies' retirement plans.

As of February 23, 2004, Class I shares of the Focused Multi-Cap Value Portfolio are no longer being offered for sale. As of July 8, 2005, Class X shares of the Focused Multi-Cap Growth Portfolio and the Focused Growth and Income Portfolio are no longer being offered for sale.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

INDEMNIFICATION: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

NOTE 2.  FUND MERGERS

Pursuant to a plan of reorganization approved by the shareholders of the SunAmerica Strategic Investment Series, Inc. SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Moderate Growth LifeStage Fund, SunAmerica Conservative Growth LifeStage Fund and SunAmerica Equity Funds Focused Dividend Strategy Portfolio (referred to herein as the "Prior Focused Dividend Strategy Portfolio") on January 30, 2004, all the assets and liabilities of the determined SunAmerica Strategic Investment Series, Inc. and SunAmerica Equity Funds were transferred in a taxfree exchange to a determined SunAmerica Focused Series, Inc. Portfolio. Except for the Focused Dividend Strategy Portfolio, the SunAmerica Focused Portfolios are the surviving entities in conjunction with the reorganizations. The Focused Dividend Strategy Portfolio adopted the prior financial and performance record of the prior Focused Dividend Strategy Portfolio. The details of the reorganizations, which were consummated on February 23, 2004, are set forth below.

The Focused Equity Strategy Portfolio acquired all of the assets and liabilities of the SunAmerica Aggressive Growth LifeStage Fund. Class A, Class B, Class C and Class I shares of the SunAmerica Aggressive Growth LifeStage Fund were exchanged tax free for Class A, Class B, Class C and Class I shares of Focused Equity Strategy Portfolio, respectively. The Focused Balanced Strategy Portfolio acquired all of the assets and liabilities of the SunAmerica Moderate Growth LifeStage Fund and the SunAmerica Conservative Growth LifeStage Fund. Class A, Class B, Class C and Class I shares of the SunAmerica Moderate Growth LifeStage Fund and SunAmerica Conservative Growth Lifestage Fund were exchanged tax free for Class A, Class B, Class C and Class I shares of Focused Balanced Strategy Portfolio, respectively.

Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of Focused Equity Strategy Portfolio prior to merger                           $  354,084,991
Net assets of SunAmerica Aggressive Growth LifeStage Fund prior to merger                 $   26,230,199
                                                                                          --------------
Aggregate net assets of Focused Equity Strategy Portfolio following acquisition           $  380,315,190
                                                                                          --------------
Unrealized appreciation (depreciation) in SunAmerica Aggressive Growth LifeStage Fund                 --

Net assets of Focused Balanced Strategy Portfolio prior to merger                         $  307,179,095
Net assets of SunAmerica Moderate Growth LifeStage Fund prior to merger                   $   40,081,061
Net assets of SunAmerica Conservative Growth LifeStage Fund prior to merger               $   24,946,412
                                                                                          --------------
Aggregate net assets of Focused Balanced Strategy Portfolio following acquisition         $  372,206,568
                                                                                          --------------
Unrealized appreciation (depreciation)in SunAmerica Moderate Growth LifeStage Fund                    --
Unrealized appreciation (depreciation)in SunAmerica Conservative Growth LifeStage Fund    $      188,747

Effective February 23, 2004, the SunAmerica Equity Funds Focused Dividend Strategy Portfolio was reorganized into SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, a newly created Portfolio in the SunAmerica Focused Series, Inc. The Focused Dividend Strategy Portfolio changed its fiscal year end from September 30 to October 31.

NOTE 3.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of October 31, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                                           PERCENTAGE        PRINCIPAL
PORTFOLIO                                                                   INTEREST          AMOUNT
---------                                                                --------------   --------------
Focused Multi-Cap Growth                                                      2.13%       $    1,679,000
Focused Large-Cap Value                                                       5.46             4,309,000
Focused Small-Cap Value                                                       2.97             2,345,000
Focused Growth and Income                                                     1.04               822,000
Focused Technology                                                            1.99             1,572,000
Focused Dividend Strategy                                                     1.83             1,488,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated October 31, 2005, bearing interest at a rate of 3.50% per annum, with a principal amount of $78,967,000, a repurchase price of $78,974,677 and a maturity date of November 1, 2005. The repurchase agreement is collateralized by the following:

                                                       MATURITY      PRINCIPAL        MARKET
        TYPE OF COLLATERAL             INTEREST RATE     DATE          AMOUNT         VALUE
------------------------------------   -------------   ---------   -------------   -------------
U.S. Treasury Bonds                        8.00%        11/15/21   $  47,380,000   $  65,792,531
U.S. Treasury Bonds                        8.13         08/15/21       1,360,000       1,875,100
U.S. Treasury Bonds                        8.88         02/15/19       9,090,000      12,885,075

In addition, at October 31, 2005, the following Portfolio held an undivided interest in a joint repurchase aggreement with UBS Warburg LLC:

                                                                           PERCENTAGE       PRINCIPAL
PORTFOLIO                                                                   INTEREST          AMOUNT
---------                                                                --------------   --------------
Focused Small-Cap Value                                                       2.22%       $   10,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg LLC, dated October 31, 2005, bearing interest at a rate of 3.92% per annum, with a principal amount of $450,000,000, a repurchase price of $450,049,000 and a maturity date of November 1, 2005. The repurchase agreement is collateralized by the following:

                                                       MATURITY      PRINCIPAL          MARKET
        TYPE OF COLLATERAL             INTEREST RATE     DATE          AMOUNT           VALUE
------------------------------------   -------------   ---------   --------------   --------------
U.S. Treasury Inflation Index Bonds        2.38%        01/15/25   $   50,000,000   $   55,031,250
U.S. Treasury Inflation Index Bonds        3.38         04/15/32       61,870,000       85,783,567
U.S. Treasury Inflation Index Bonds        3.88         04/15/29      200,000,000      317,927,596

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including Funds investing in fixed income securities. Distributions from income from underlying funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend- eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Strategy Portfolios reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement and are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

For the year ended October 31, 2005, transactions in written options were as follows:

                                                            FOCUSED LARGE-CAP GROWTH       FOCUSED GROWTH AND INCOME
                                                                   PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                            CONTRACTS        AMOUNT         CONTRACTS        AMOUNT
                                                          ------------    ------------    ------------    ------------
Options outstanding at October 31, 2004                             --    $         --              --    $         --
Options written                                                   (108)        (18,071)            (23)         (3,848)
Options terminated in closing purchase transaction                 108          18,071              23           3,848
Options expired                                                     --              --              --              --
Options exercised                                                   --              --              --              --
                                                          ------------    ------------    ------------    ------------
Options outstanding at October 31, 2005                             --              --              --              --
                                                          ============    ============    ============    ============

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SAAMCo as full compensation for services and facilities furnished to the Fund is as follows:
1.00% of the average daily net assets of the Focused Multi-Cap Growth, Focused Small-Cap Growth, Focused Large-Cap Value, Focused Multi-Cap Value, Focused Small-Cap Value and Focused Growth and Income Portfolios; 0.85% of the average daily net assets of the Focused Large-Cap Growth, Focused Mid-Cap Growth, Focused Mid-Cap Value Portfolios; 1.25% of the average daily net assets of the Focused International Equity Portfolio and the Focused Technology Portfolio; 0.35% of the daily net assets of the Focused Dividend Strategy Portfolio; and 0.10% for the Strategy Portfolios.

Except for the Strategy Portfolios and the Focused Dividend Strategy Portfolio which are advised by SAAMCo, the organizations described below act as Investment Advisers to the Fund, pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the SubAdvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following SubAdvisers are independent of SAAMCo (with the exception of the Focused Multi-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Small-Cap Value Portfolio, Focused Growth and Income Portfolio and Focused Technology Portfolio for which SAAMCo acts as an Adviser) and discharges its responsibilities subject to the policies of the Board of Directors and the oversight and supervision of SAAMCo, which pays the SubAdvisers' fees. Effective January 18, 2005, Merrill Lynch Investment Managers, L.P. (doing business as Mercury Advisers) replaced Harris Associates L.P. as one of the SubAdvisers for the Focused Large-Cap Value Portfolio and PEA Capital, LLC replaced Harris Associates L.P. as one of the SubAdvisers for the Focused Growth and Income Portfolio. Effective March 7, 2005, SAAMCo assumed the day to day management of the portion of the Portfolio previously managed by Hotchkis and Wiley Capital Management, Inc. for the Focused Small-Cap Value Portfolio. Effective March 21, 2005, SAAMCo assumed the day to day management of the portion of the Portfolio previously managed by PEA Capital, LLC for the Focused Growth and Income Portfolio. Effective May 23, 2005, Henderson Global Investors, Inc. replaced Massachusetts Financial Services Co. as one of the SubAdvisers for the Focused International Equity Portfolio. Effective June 20, 2005, SAAMCo assumed the day to day management of the portion of the Portfolio previously managed by Wellington Management Company LLP for the Focused Large-Cap Value Portfolio.

Effective September 19, 2005, Northern Trust Investments, NA replaced American Century Investment Management, Inc. as one of the SubAdvisers for the Focused Multi-Cap Value Portfolio.

Focused Large-Cap Growth Portfolio
          Fred Alger Management, Inc.
          Marsico Capital Management, LLC
          American Century Investment Management, Inc.

Focused Multi-Cap Growth Portfolio
          Credit Suisse Asset Management, LLC
          Janus Capital Management LLC
          AIG SunAmerica Asset Management Corp.

Focused Mid-Cap Growth Portfolio
          Eagle Asset Management, LLC
          Times Square Capital Management, LLC
          Munder Capital Management

Focused Small-Cap Growth Portfolio
          BAMCO, Inc.
          Deutsche Asset Management, Inc.
          Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
          Dreman Value Management, LLC
          Merrill Lynch Investment Managers, L.P.
          (doing business as Mercury Advisors)
          AIG SunAmerica Asset Management Corp.

Focused Multi-Cap Value Portfolio
          Northern Trust Investments, NA
          Third Avenue Management, LLC
          JP Morgan Fleming Asset Management, Inc.

Focused Mid-Cap Value Portfolio
          Janus Capital Management LLC
          (subcontracted to Perkins, Wolf, McDonnell & Company)
          Reich & Tang Asset Management, LLC
          Keeley Asset Management Corp.

Focused Small-Cap Value Portfolio
          Janus Capital Management LLC
          (subcontracted to Perkins, Wolf, McDonnell & Company)
          AIG SunAmerica Asset Management Corp.
          Boston Partners Asset Management L.P.

Focused Growth and Income Portfolio
          Thornburg Investment Management, Inc.
          Marsico Capital Management, LLC
          AIG SunAmerica Asset Management Corp.

Focused International Equity Portfolio
          Henderson Global Investors, Inc.
          Harris Associates L.P.
          Marsico Capital Management, LLC

Focused Technology Portfolio
          Dresdner RCM Global Investors LLC
          AIG SunAmerica Asset Management Corp.
          BAMCO, Inc.

Each SubAdviser is paid monthly by SAAMCo a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the SubAdviser. For the period ended October 31, 2005, SAAMCo paid the SubAdvisers for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio:

PORTFOLIO
---------
Focused Large-Cap Growth                              0.40%
Focused Multi-Cap Growth                              0.37%
Focused Mid-Cap Growth                                0.51%
Focused Small-Cap Growth                              0.57%
Focused Large-Cap Value                               0.39%
Focused Multi-Cap Value                               0.46%
Focused Mid-Cap Value                                 0.49%
Focused Small-Cap Value                               0.37%
Focused Growth and Income                             0.38%
Focused International Equity                          0.52%
Focused Technology                                    0.46%

SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

PORTFOLIO                             CLASS A    CLASS B    CLASS C    CLASS I
---------                             -------    -------    -------    -------
Focused Multi-Cap Growth                 1.72%      2.37%      2.37%        --
Focused Mid-Cap Growth                   1.72%      2.37%      2.37%      1.62%
Focused Small-Cap Growth                 1.72%      2.37%      2.37%      1.62%
Focused Large-Cap Value                  1.72%      2.37%      2.37%        --
Focused Multi-Cap Value                  1.72%      2.37%      2.37%        --
Focused Mid-Cap Value                    1.72%      2.37%      2.37%      1.62%
Focused Small-Cap Value                  1.72%      2.37%      2.37%        --
Focused Growth and Income                1.72%      2.37%      2.37%        --
Focused International Equity             1.95%      2.60%      2.60%        --
Focused Technology                       1.97%      2.62%      2.62%        --
Focused Dividend Strategy                0.95%      1.60%      1.60%        --

SAAMCo voluntarily agreed to waive fees or reimburse expenses, if necessary, for the Strategy Portfolios, at or below the following percentages of each Portfolio's average net assets:

PORTFOLIO                             CLASS A    CLASS B    CLASS C    CLASS I
---------                             -------    -------    -------    -------
Focused Equity Strategy                  0.25%      0.90%      0.90%      0.15%
Focused Multi Asset Strategy             0.25%      0.90%      0.90%        --
Focused Balanced Strategy                0.25%      0.90%      0.90%      0.15%
Focused Fixed Income and Equity          0.25%      0.90%      0.90%      0.15%
Focused Fixed Income Strategy            0.25%      0.90%      0.90%        --

Any waivers or reimbursements made by SAAMCo are subject to recoupment from the Portfolios within the following two years of making such waivers or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

For the period ended October 31, 2005, SunAmerica has agreed to reimburse expenses as follows:

PORTFOLIO                                                       AMOUNT
---------                                                     ----------
Focused Equity Strategy Class A                               $      333
Focused Equity Strategy Class B                                    5,482
Focused Equity Strategy Class C                                      257
Focused Equity Strategy Class I                                   20,334
Focused Multi-Asset Strategy Class A                                 471
Focused Multi-Asset Strategy Class B                               1,299
Focused Balanced Strategy Class I                                 19,484
Focused Fixed Income and Equity Strategy Class B                   1,914
Focused Fixed Income and Equity Strategy Class C                   5,046
Focused Fixed Income and Equity Strategy Class I                  23,741
Focused Fixed Income Strategy Class A                             12,598
Focused Fixed Income Strategy Class B                             14,038
Focused Fixed Income Strategy Class C                             16,931
Focused Multi-Cap Growth Class A                                  19,976
Focused Multi-Cap Growth Class B                                  31,633
Focused Multi-Cap Growth Class C                                   8,182
Focused Multi-Cap Growth Class X                                   5,864
Focused Mid-Cap Growth Class A                                    50,978
Focused Mid-Cap Growth Class B                                    11,804
Focused Mid-Cap Growth Class C                                    11,818
Focused Mid-Cap Growth Class I                                    11,490
Focused Small-Cap Growth Class A                              $    1,832
Focused Small-Cap Growth Class B                                  13,106
Focused Small-Cap Growth Class C                                   2,798
Focused Small-Cap Growth Class I                                   4,550
Focused Large-Cap Value Class B                                      190
Focused Mid-Cap Value Class A                                     53,758
Focused Mid-Cap Value Class B                                     11,814
Focused Mid-Cap Value Class C                                     11,877
Focused Mid-Cap Value Class I                                     11,491
Focused Small-Cap Value Class B                                    2,366
Focused Small-Cap Value Class C                                    1,166
Focused Growth and Income Class A                                  1,665
Focused Growth and Income Class B                                 13,910
Focused Growth and Income Class C                                  1,043
Focused Growth and Income Class X                                  2,321
Focused International Equity Class A                             131,134
Focused International Equity Class B                              21,642
Focused International Equity Class C                              35,401
Focused Technology Class A                                        80,228
Focused Technology Class B                                        63,397
Focused Technology Class C                                        57,904
Focused Dividend Strategy Class A                                 73,468
Focused Dividend Strategy Class B                                 59,484
Focused Dividend Strategy Class C                                 90,330

For the period ended October 31, 2005, the amounts repaid to SAAMCo were as follows:

PORTFOLIO                                                       AMOUNT
---------                                                     ----------
Focused Equity Strategy Class A                               $   18,052
Focused Equity Strategy Class B                                   19,839
Focused Equity Strategy Class C                                   22,116
Focused Equity Strategy Class I                                   14,044
Focused Multi-Asset Strategy Class A                              20,034
Focused Multi-Asset Strategy Class B                              23,227
Focused Multi-Asset Strategy Class C                              53,132
Focused Balanced Strategy Class B                                  6,277
Focused Balanced Strategy Class C                                 13,802
Focused Balanced Strategy Class I                                 15,667
Focused Fixed Income and Equity Strategy Class A                  10,173
Focused Fixed Income and Equity Strategy Class B                   2,225
Focused Fixed Income and Equity Strategy Class C                   6,944
Focused Fixed Income and Equity Strategy Class I                   8,372
Focused Fixed Income Strategy Class A                                224
Focused Fixed Income Strategy Class C                                284
Focused Multi-Cap Growth Class A                              $   10,615
Focused Multi-Cap Growth Class C                                     955
Focused Multi-Cap Growth Class X                                   8,074
Focused Small-Cap Growth Class A                                 100,012
Focused Small-Cap Growth Class B                                   2,486
Focused Small-Cap Growth Class C                                  18,298
Focused Small-Cap Growth Class I                                     627
Focused Large-Cap Value Class A                                   27,497
Focused Large-Cap Value Class B                                    6,534
Focused Large-Cap Value Class C                                   37,284
Focused Multi-Cap Value Class A                                   56,287
Focused Multi-Cap Value Class B                                   33,119
Focused Multi-Cap Value Class C                                   51,586
Focused Small-Cap Value Class A                                   76,601
Focused Small-Cap Value Class B                                   17,342
Focused Small-Cap Value Class C                                   50,380
Focused Growth and Income Class A                                 40,647
Focused Growth and Income Class B                                  4,547
Focused Growth and Income Class C                                 24,890
Focused Growth and Income Class X                                  9,375
Focused International Equity Class A                               5,834

At October 31, 2005, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                                                OTHER
                                                               EXPENSES
PORTFOLIO                                                     REIMBURSED
---------                                                     ----------
Focused Equity Strategy                                       $   33,075
Focused Fixed Income and Equity Strategy                           9,503
Focused Fixed Income Strategy                                     41,912
Focused Mid-Cap Growth                                             7,396
Focused Small-Cap Growth                                           1,041
Focused Large-Cap Value                                       $       10
Focused Multi-Cap Value                                           69,362
Focused Mid-Cap Value                                              8,154
Focused Growth and Income                                         19,705
Focused International Equity                                      44,335
Focused Technology                                                97,614

                                                                 CLASS
                                                               SPECIFIC
                                                               EXPENSES
PORTFOLIO                                                     REIMBURSED
---------                                                     ----------
Focused Equity Strategy Class A                               $      333
Focused Equity Strategy Class B                                    5,482
Focused Equity Strategy Class C                                      258
Focused Equity Strategy Class I                                   20,141
Focused Multi-Asset Strategy Class A                                 471
Focused Multi-Asset Strategy Class B                               1,299
Focused Balanced Strategy Class I                                 18,052
Focused Fixed Income and Equity Strategy Class A                   3,550
Focused Fixed Income and Equity Strategy Class B                  15,384
Focused Fixed Income and Equity Strategy Class C                   2,843
Focused Fixed Income and Equity Strategy Class I                  20,121
Focused Fixed Income Strategy Class A                             33,284
Focused Fixed Income Strategy Class B                             27,968
Focused Fixed Income Strategy Class C                             25,477
Focused Multi-Cap Growth Class A                                 128,729
Focused Multi-Cap Growth Class B                                 121,962
Focused Multi-Cap Growth Class C                                  47,250
Focused Mid-Cap Growth Class A                                    43,607
Focused Mid-Cap Growth Class B                                    11,796
Focused Mid-Cap Growth Class C                                    11,807
Focused Mid-Cap Growth Class I                                    11,484
Focused Small-Cap Growth Class A                                  42,857
Focused Small-Cap Growth Class B                                  43,980
Focused Small-Cap Growth Class C                                  37,301
Focused Small-Cap Growth Class I                              $   10,147
Focused Large-Cap Value Class B                                   19,877
Focused Large-Cap Value Class C                                    6,121
Focused Multi-Cap Value Class A                                   48,939
Focused Multi-Cap Value Class B                                   80,212
Focused Multi-Cap Value Class C                                   43,921
Focused Mid-Cap Value Class A                                     45,653
Focused Mid-Cap Value Class B                                     11,803
Focused Mid-Cap Value Class C                                     11,845
Focused Mid-Cap Value Class I                                     11,485
Focused Small-Cap Value Class B                                   33,856
Focused Small-Cap Value Class C                                   17,633
Focused Growth and Income Class A                                 42,106
Focused Growth and Income Class B                                 66,286
Focused Growth and Income Class C                                 55,847
Focused International Equity Class A                             378,464
Focused International Equity Class B                              51,886
Focused International Equity Class C                              84,833
Focused Technology Class A                                       182,456
Focused Technology Class B                                       147,935
Focused Technology Class C                                       142,680
Focused Dividend Strategy Class A                                157,231
Focused Dividend Strategy Class B                                170,561
Focused Dividend Strategy Class C                                250,130

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SAAMCo. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Board of Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class C Plan". In adopting the Distribution Plans, the Board of Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Under the Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from each Portfolio, except for the Strategy Portfolios, at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended October 31, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

Except for the Strategy Portfolios, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated brokerdealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the period ended October 31, 2005, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                             CLASS A                                   CLASS B
                                                -----------------------------------------------------------------   --------------
                                                                                                     CONTINGENT       CONTINGENT
                                                     SALES         AFFILIATED     NON-AFFILIATED      DEFERRED         DEFERRED
PORTFOLIO                                           CHARGES      BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES    SALES CHARGES
---------                                       --------------   --------------   --------------   --------------   --------------
Focused Equity Strategy                         $    1,587,604   $      376,096   $      975,081   $        5,020   $      263,947
Focused Multi-Asset Strategy                         2,657,329          725,323        1,532,441              605          255,292
Focused Balanced Strategy                            1,102,341          409,394          524,897              520          279,126
Focused Fixed Income and Equity Strategy               210,402           97,253           80,231               24           65,168
Focused Fixed Income Strategy                           66,682           22,169           34,113                8           31,334
Focused Large-Cap Growth                               690,312          282,859          309,334           16,316        1,373,793
Focused Mid-Cap Growth                                   1,523            1,026              200               --               --
Focused Multi-Cap Growth                               424,432          202,499          162,873              881          177,800
Focused Small-Cap Growth                               340,897          110,870          180,706               --           72,622
Focused Large-Cap Value                                131,523           48,534           63,814               --           97,346
Focused Mid-Cap Value                                    2,129            1,346              122               --               --
Focused Multi-Cap Value                                358,494          154,276          152,971              681          577,332
Focused Small-Cap Value                                572,441          173,637          315,535               --          132,035
Focused Growth & Income                                217,454           80,688          103,678              542          251,414
Focused International Equity                           152,795           58,624           71,049               --           28,693
Focused Technology                                     189,990           54,446          108,338               --           80,425
Focused Dividend Strategy                              372,653           29,353          293,015              548          172,983

                                                                     CLASS C
                                                                 --------------
                                                                   CONTINGENT
                                                                    DEFERRED
PORTFOLIO                                                        SALES CHARGES
---------                                                        --------------
Focused Equity Strategy                                          $      156,948
Focused Multi-Asset Strategy                                            131,910
Focused Balanced Strategy                                               109,303
Focused Fixed Income and Equity Strategy                                 24,335
Focused Fixed Income Strategy                                             5,646
Focused Large-Cap Growth                                                113,585
Focused Mid-Cap Growth                                                       --
Focused Multi-Cap Growth                                                 12,817
Focused Small-Cap Growth                                                 20,863
Focused Large-Cap Value                                                  18,290
Focused Mid-Cap Value                                                        --
Focused Multi-Cap Value                                                  21,040
Focused Small-Cap Value                                                  25,217
Focused Growth & Income                                                  42,048
Focused International Equity                                              8,453
Focused Technology                                                        6,109
Focused Dividend Strategy                                                31,837

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SAAMCo. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended October 31, 2005, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                                      PAYABLE AT
                                                     EXPENSE                                       OCTOBER 31, 2005
                               -------------------------------------------------   ------------------------------------------------
PORTFOLIO                        CLASS A      CLASS B      CLASS C      CLASS I     CLASS A      CLASS B      CLASS C      CLASS I
---------                      -----------   ----------   ----------   ---------   ----------   ----------   ----------    --------
Focused Large-Cap Growth       $ 1,617,464   $  864,187   $  995,558   $      --   $  133,922   $   64,136   $   74,660     $    --
Focused Multi-Cap Growth           512,816      205,343      115,872          --       47,826       15,795       10,449          --
Focused Mid-Cap Growth              17,401           20           30          13        6,372            9           15           4
Focused Small-Cap Growth           525,516       84,357      164,239      16,369       41,237        6,983       13,900       1,283
Focused Large-Cap Value            900,287       88,687      167,890          --       79,326        6,719       13,469          --
Focused Multi-Cap Value            496,593      410,180      466,585          --       42,482       32,785       36,878          --
Focused Mid-Cap Value               17,625           27           71          14        6,471           17           46           5
Focused Small-Cap Value            813,027      164,042      274,576          --       62,185       12,504       22,343          --
Focused Growth and Income          368,238      176,806      280,083          --       30,541       13,335       20,458          --
Focused International Equity       424,430       27,131       73,589          --       38,409        2,524        6,551          --
Focused Technology                  84,568       53,303       60,764          --        7,686        4,539        5,110          --
Focused Dividend Strategy          147,835      126,131      223,275          --       10,709        9,011       16,433          --

At October 31, 2005, the following affiliates owned outstanding shares of the following Portfolios:

PORTFOLIO                                                         HOLDER                   PERCENTAGE
---------                                                         ------                   ----------
Focused Fixed Income and Equity Class I          SAAMCo                                            99%

Focused Large-Cap Growth Class A                 Focused Equity Strategy Portfolio                 25
                                                 Focused Balanced Strategy Portfolio               14
                                                 Focused Multi-Asset Strategy Portfolio             9

Focused Multi-Cap Growth Class A                 Focused Multi-Asset Strategy Portfolio            30

Focused Mid-Cap GrowthClass A                    Focused Equity Strategy Portfolio                 53
                                                 Focused Balanced Strategy Portfolio               46

Focused Mid-Cap Growth Class B                   SAAMCo                                            44

Focused Mid-Cap Growth Class C                   SAAMCo                                            24

Focused Mid-Cap Growth Class I                   SAAMCo                                           100

Focused Small-Cap Growth Class A                 Focused Multi-Asset Strategy Portfolio            34
                                                 Focused Equity Strategy Portfolio                 25
                                                 Focused Balanced Strategy Portfolio               10

Focused Large-Cap Value Class A                  Focused Equity Strategy Portfolio                 42
                                                 Focused Balanced Strategy Portfolio               23
                                                 Focused Multi-Asset Strategy Portfolio            17

Focused Multi-Cap Value Class A                  Focused Multi-Asset Strategy Portfolio            33

Focused Mid-Cap Value Class A                    Focused Equity Strategy Portfolio                 52
                                                 Focused Balanced Strategy Portfolio               46

Focused Mid-Cap Value Class B                    SAAMCo                                            23

Focused Mid-Cap Value Class C                    SAAMCo                                             6

Focused Mid-Cap Value Class I                    SAAMCo                                           100

Focused Small-Cap Value Class A                  Focused Equity Strategy Portfolio                 26
                                                 Focused Multi-Asset Strategy Portfolio            23
                                                 Focused Balanced Strategy Portfolio               11

Focused Growth and Income Class A                Focused Multi-Asset Strategy Portfolio            42

Focused International Equity Class A             Focused Multi-Asset Strategy Portfolio            38
                                                 Focused Equity Strategy Portfolio                 30
                                                 Focused Balanced Strategy Portfolio               16

The Strategy Portfolios do not invest in underlying AIG SunAmerica Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying AIG SunAmerica Fund's net assets. At October 31, 2005 each Strategy Portfolio held less than 53% of the outstanding shares of any underlying AIG SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 98% of the outstanding shares of any underlying AIG SunAmerica Funds.

NOTE 5. PURCHASE AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended October 31, 2005 were as follows:

                                                               FOCUSED           FOCUSED        FOCUSED FIXED        FOCUSED
                                             FOCUSED         MULTI-ASSET        BALANCED          INCOME AND       FIXED INCOME
                                         EQUITY STRATEGY      STRATEGY          STRATEGY       EQUITY STRATEGY       STRATEGY
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Purchases (excluding U.S. government
 securities)                             $    79,746,990   $   121,312,946   $    65,589,053   $     9,476,152   $     7,615,611
Sales (excluding U.S. government
 securities)                                  74,066,484         6,786,661        72,350,777        30,215,742        14,972,600
Purchase of U.S. government securities                --                --                --                --                --
Sales of U.S. government securities                   --                --                --                --                --

                                              FOCUSED           FOCUSED           FOCUSED           FOCUSED          FOCUSED
                                             LARGE-CAP         MULTI-CAP          MID-CAP          SMALL-CAP        LARGE-CAP
                                         GROWTH PORTFOLIO  GROWTH PORTFOLIO  GROWTH PORTFOLIO  GROWTH PORTFOLIO  VALUE PORTFOLIO
                                         ----------------  ----------------  ----------------  ----------------  ---------------
Purchases (excluding U.S. government
 securities)                             $  2,009,979,021  $    479,890,160  $     40,305,881  $    288,471,625  $   626,662,874
Sales (excluding U.S. government
 securities)                                2,375,715,524       509,561,687         5,985,565       310,071,612      642,518,135
Purchase of U.S. government securities                 --                --                --                --               --
Sales of U.S. government securities                    --                --                --                --               --

                                          FOCUSED MULTI-                                           FOCUSED GROWTH
                                             CAP VALUE       FOCUSED MID-CAP   FOCUSED SMALL-CAP     AND INCOME
                                             PORTFOLIO       VALUE PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO
                                         ----------------   ----------------   -----------------  ----------------
Purchases (excluding U.S. government
 securities)                             $  1,031,873,374   $     34,462,043   $     600,673,722  $    582,520,821
Sales (excluding U.S. government
 securities)                                1,089,251,482          1,097,568         634,294,580       688,449,963
Purchase of U.S. government securities                 --                 --                  --                --
Sales of U.S. government securities                    --                 --                  --                --

                                              FOCUSED             FOCUSED
                                           INTERNATIONAL         TECHNOLOGY       FOCUSED DIVIDEND
                                          EQUITY PORTFOLIO       PORTFOLIO       STRATEGY PORTFOLIO
                                         -----------------   -----------------   ------------------
Purchases (excluding U.S. government
 securities)                             $     285,735,316   $      86,995,683   $       65,838,266
Sales (excluding U.S. government
 securities)                                   273,554,595          97,847,897          101,046,620
Purchase of U.S. government securities                  --                  --                   --
Sales of U.S. government securities                     --                  --                   --

NOTE 6. TRANSACTIONS WITH AFFILIATES

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various AIG SunAmerica Mutual Funds and securities issued by AIG or an affiliate thereof. For the year ended October 31, 2005, transactions in these securities were as follows:

                                                                        CAPITAL GAIN
                                                                        DISTRIBUTION   MARKET VALUE AT
PORTFOLIO                            SECURITY               INCOME        RECEIVED     OCTOBER 31, 2004
------------------------  -----------------------------  ------------   ------------   ----------------
Focused Equity Strategy   Various AIG SunAmerica Funds*  $    519,926   $ 13,830,320   $    524,982,817
Focused Multi-Asset
 Strategy                 Various AIG SunAmerica Funds*     4,727,897     10,146,024        540,199,099
Focused Balanced
 Strategy                 Various AIG SunAmerica Funds*     6,280,496      8,429,828        450,615,211
Focused Fixed Income and
 Equity Strategy          Various AIG SunAmerica Funds*     2,308,024        402,617         89,393,606
Focused Fixed Income
 Strategy                 Various AIG SunAmerica Funds*     1,267,536         88,230         37,866,894

                                                                                                     CHANGE IN
                                                            COST OF        COST OF      REALIZED     UNREALIZED    MARKET VALUE AT
PORTFOLIO                            SECURITY              PURCHASES        SALES      GAIN (LOSS)   GAIN (LOSS)   OCTOBER 31, 2005
------------------------  -----------------------------  -------------  ------------  ------------  ------------   ----------------
Focused Equity Strategy   Various AIG SunAmerica Funds*  $  94,097,236  $ 74,066,484  $ 21,053,630  $ 36,637,812   $    602,705,011
Focused Multi-Asset
 Strategy                 Various AIG SunAmerica Funds*    136,186,867     6,786,661     1,716,004    49,366,446        720,681,755
Focused Balanced
 Strategy                 Various AIG SunAmerica Funds*     80,299,378    72,350,777    17,568,175    10,659,440        486,791,427
Focused Fixed Income and
 Equity Strategy          Various AIG SunAmerica Funds*     12,186,792    30,215,742     1,853,255       717,855         73,935,766
Focused Fixed Income
 Strategy                 Various AIG SunAmerica Funds*      8,971,376    14,972,600       203,120      (394,697)        31,674,093

* See Portfolio of Investments for details.

The following Portfolios incurred brokerage commissions with affiliated brokers:.

                                               FOCUSED     FOCUSED     FOCUSED     FOCUSED     FOCUSED     FOCUSED
                                              LARGE-CAP   MULTI-CAP   SMALL-CAP    LARGE-     MULTI-CAP    GROWTH      FOCUSED
                                               GROWTH      GROWTH      GROWTH     CAP VALUE     VALUE    AND INCOME  TECHNOLOGY
                                              PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                             ----------  ----------  ----------  ----------  ----------  ----------  ----------
Banc of America Securities LLC               $       --  $       --  $       --  $       --  $       --  $   11,000  $       --
Baron Capital Partners LLC                           --          --       7,530          --          --          --       3,953
BNY Brokerage, Inc.                                  --          --          --          --       9,000          --          --
Cantor Fitzgerald, Inc.                              --          --          --          --       1,760          --          --
Credit Suisse First Boston Corp.                     --       8,324          --          --          --          --          --
Deutsche Bank Securities, Inc.                       --          --       4,930          --          --          --          --
Fred Alger Company, Inc.                      1,128,371          --          --          --          --          --          --
Goldman Sachs Co.                                    --          --          --          --      60,360          --          --
Harris Associates Securities LP                      --          --          --       4,520          --       1,280          --
JP Morgan Securities, Inc.                       59,435          --          --          --       8,000          --          --
Jefferies and Co.                                    --          --          --          --       1,555          --          --
Lehman Brothers, Inc.                                --          --          --          --      34,936          --          --
Liquidnet, Inc.                                      --          --          --          --       1,000          --          --
Lynch Jones and Ryan, Inc.                           --          --          --          --       6,250          --          --
M.J. Whitman, Inc.                                   --          --          --          --     100,820          --          --
Merrill Lynch, Pierce, Fenner & Smith, Inc.          --          --          --     108,464      11,264          --          --
Morgan Stanley                                       --          --          --          --      14,135          --          --
Prudential Equity Group LLC                          --          --          --          --       2,730          --          --
Sanford C. Bernstein, Ltd.                           --          --          --          --      40,842          --          --
William O'Neil & Co., Inc.                           --          --          --          --      19,840          --          --

NOTE 7. FEDERAL INCOME TAXES

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions, and Fund mergers.

                                                          DISTRIBUTABLE EARNINGS                          TAX DISTRIBUTIONS
                                          -----------------------------------------------------------------------------------------
                                                                     FOR THE YEAR ENDED OCTOBER 31, 2005
                                          -----------------------------------------------------------------------------------------
                                                            LONG-TERM GAINS/      UNREALIZED                           LONG-TERM
                                              ORDINARY        CAPITAL LOSS       APPRECIATION         ORDINARY          CAPITAL
PORTFOLIO                                      INCOME           CARRYOVER       (DEPRECIATION)*        INCOME            GAINS
---------                                 ----------------  ----------------   ----------------   ----------------  ---------------
Focused Equity Strategy                   $             --  $     25,849,999   $     55,656,868   $      4,487,404  $     2,082,392
Focused Multi-Asset Strategy                       460,746         6,831,441         84,643,900          5,278,619          266,043
Focused Balanced Strategy                          283,389        19,156,439         25,597,474          6,960,603        5,052,091
Focused Fixed Income and Equity Strategy           140,630         2,313,446          1,797,878          2,962,084          859,186
Focused Fixed Income Strategy                       50,334           261,936           (345,024)         1,601,767           64,608
Focused Large-Cap Growth                                --      (441,060,439)       211,780,734                 --               --
Focused Multi-Cap Growth                                --       (65,585,534)        74,548,028                 --               --
Focused Mid-Cap Growth                                  --          (240,601)          (247,026)                --               --
Focused Small-Cap Growth                                --        31,032,195         58,676,742                 --               --
Focused Large-Cap Value                         13,909,924        10,548,404         67,821,388            900,327        3,329,443
Focused Multi-Cap Value                                 --        47,355,776         64,615,004                 --               --
Focused Mid-Cap Value                               14,721                --           (391,791)                --               --
Focused Small-Cap Value                         22,475,563        67,582,489         (3,730,610)        31,939,181       27,916,331
Focused Growth and Income                          196,430        (8,924,346)        32,605,214                 --               --
Focused International Equity                    10,424,774         8,408,623         30,899,220          5,847,500        3,514,531
Focused Technology                                      --      (183,445,555)        17,530,413                 --               --
Focused Dividend Strategy                          392,225        (1,029,845)         2,541,380          3,393,345               --

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                              TAX DISTRIBUTIONS
                                          --------------------------
                                              FOR THE YEAR ENDED
                                               OCTOBER 31, 2004
                                          --------------------------
                                                          LONG-TERM
                                            ORDINARY       CAPITAL
PORTFOLIO                                    INCOME         GAINS
---------                                 ------------  ------------
Focused Equity Strategy                   $     27,100  $     14,228
Focused Multi-Asset Strategy                   280,124        18,499
Focused Balanced Strategy                    2,341,578         9,332
Focused Fixed Income and Equity Strategy     1,784,488            --
Focused Fixed Income Strategy                1,289,504            --
Focused Large-Cap Growth                            --            --
Focused Multi-Cap Growth                            --            --
Focused Small-Cap Growth                            --            --
Focused Large-Cap Value                        293,906            --
Focused Multi-Cap Value                      2,042,754            --
Focused Small-Cap Value                             --            --
Focused Growth and Income                           --            --
Focused International Equity                        --       575,289
Focused Technology                                  --            --
Focused Dividend Strategy                    2,986,177            --

For the period ended October 31, 2005, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, dividends from regulated investment companies, to the components of net assets as follows:

                                              ACCUMULATED         ACCUMULATED
                                           UNDISTRIBUTED NET   UNDISTRIBUTED NET
                                               INVESTMENT        REALIZED GAIN
PORTFOLIO                                    INCOME (LOSS)          (LOSS)          CAPITAL PAID-IN
---------                                  -----------------   -----------------    ---------------
Focused Equity Strategy                    $       7,720,643   $      (6,982,338)   $      (738,305)
Focused Multi-Asset Strategy                       5,042,644          (5,042,644)                --
Focused Balanced Strategy                          3,761,443          (3,761,443)                --
Focused Fixed Income and Equity Strategy              90,028             (90,028)                --
Focused Fixed Income Strategy                         14,346             (14,346)                --
Focused Large-Cap Growth                           3,853,039                  (8)        (3,853,031)
Focused Multi-Cap Growth                           5,412,953                  --         (5,412,953)
Focused Mid-Cap Growth                                84,083                  --            (84,083)
Focused Small-Cap Growth                           6,168,032                  --         (6,168,032)
Focused Large-Cap Value                                   --                  --                 --
Focused Multi-Cap Value                              543,277             792,170         (1,335,447)
Focused Mid-Cap Value                                 38,198                  --            (38,198)
Focused Small-Cap Value                            3,321,475          (3,321,475)                --
Focused Growth and Income                            171,626            (171,626)                --
Focused International Equity                          68,317             (68,317)                --
Focused Technology                                 1,723,573               2,802         (1,726,375)
Focused Dividend Strategy                                 --                  --                 --

As of October 31, 2005, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                       CAPITAL LOSS CARRYFORWARD
                                           ----------------------------------------------------------------------------------
PORTFOLIO                                       2009             2010             2011             2012             2013
---------                                  --------------   --------------   --------------   --------------   --------------
Focused Equity Strategy*                   $    3,175,363   $      811,968   $           --   $           --   $           --
Focused Multi-Asset Strategy                           --               --               --               --               --
Focused Balanced Strategy                              --               --               --               --               --
Focused Fixed Income and Equity Strategy               --               --               --               --               --
Focused Fixed Income Strategy                          --               --               --               --               --
Focused Large-Cap Growth*                     197,407,069      243,653,370               --               --               --
Focused Multi-Cap Growth*                      13,707,733       36,925,794       14,952,007               --               --
Focused Mid-Cap Growth                                 --               --               --               --          240,601
Focused Small-Cap Growth                               --               --               --               --               --
Focused Large-Cap Value                                --               --               --               --               --
Focused Multi-Cap Value                                --               --               --               --               --
Focused Mid-Cap Value                                  --               --               --               --               --
Focused Small-Cap Value                                --               --               --               --               --
Focused Growth and Income                              --        6,263,350        2,660,996               --               --
Focused International Equity                           --               --               --               --               --
Focused Technology                            155,536,658       27,908,897               --               --               --
Focused Dividend Strategy                       1,029,845               --               --               --               --

* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2005.

                                            CAPITAL LOSS
                                            CARRYFORWARD
PORTFOLIO                                     UTILIZED
---------                                  --------------
Focused Equity Strategy                    $    1,987,219
Focused Multi-Asset Strategy                           --
Focused Balanced Strategy                       3,229,295
Focused Fixed Income and Equity Strategy               --
Focused Fixed Income Strategy                          --
Focused Large-Cap Growth                      160,235,849
Focused Multi-Cap Growth                       65,943,685
Focused Mid-Cap Growth                                 --
Focused Small-Cap Growth                        9,513,594
Focused Large-Cap Value                                --
Focused Multi-Cap Value                        24,266,816
Focused Mid-Cap Value                                  --
Focused Small-Cap Value                                --
Focused Growth and Income                      51,815,007
Focused International Equity                           --
Focused Technology                              8,972,394
Focused Dividend Strategy                      10,239,530

As of October 31, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                  FOCUSED         FOCUSED MULTI-         FOCUSED            FOCUSED FIXED           FOCUSED
                              EQUITY STRATEGY     ASSET STRATEGY    BALANCED STRATEGY     INCOME AND EQUITY       FIXED INCOME
                                 PORTFOLIO          PORTFOLIO           PORTFOLIO        STRATEGY PORTFOLIO    STRATEGY PORTFOLIO
                              ---------------    ---------------    -----------------    ------------------    ------------------
Cost                          $   547,048,143    $   636,037,855    $     461,193,953    $       72,137,888    $       32,019,117
                              ===============    ===============    =================    ==================    ==================
Appreciation                       56,150,065         87,488,888           30,217,766             2,961,239               399,374
Depreciation                         (493,197)        (2,844,988)          (4,620,292)           (1,163,361)             (744,398)
                              ---------------    ---------------    -----------------    ------------------    ------------------
Net unrealized appreciation
 (depreciation)               $    55,656,868    $    84,643,900    $      25,597,474    $        1,797,878    $         (345,024)
                              ===============    ===============    =================    ==================    ==================

                                                   FOCUSED MULTI-                                            FOCUSED LARGE-
                              FOCUSED LARGE-CAP      CAP GROWTH      FOCUSED MID-CAP    FOCUSED SMALL-CAP       CAP VALUE
                               GROWTH PORTFOLIO       PORTFOLIO           GROWTH         GROWTH PORTFOLIO       PORTFOLIO
                              -----------------    --------------    ---------------    -----------------    --------------
Cost                          $   1,300,340,676    $  340,417,516    $    36,356,715    $     283,001,141    $  479,079,841
                              =================    ==============    ===============    =================    ==============
Appreciation                        266,568,304        81,200,352            951,847           70,438,974        88,381,309
Depreciation                        (54,787,570)       (6,652,324)        (1,198,873)         (11,762,232)      (20,559,921)
                              -----------------    --------------    ---------------    -----------------    --------------
Net unrealized appreciation
 (depreciation)               $     211,780,734    $   74,548,028    $      (247,026)   $      58,676,742    $   67,821,388
                              =================    ==============    ===============    =================    ==============

                              FOCUSED MULTI-       FOCUSED                            FOCUSED GROWTH         FOCUSED
                                 CAP VALUE      MID-CAP VALUE    FOCUSED SMALL-CAP      AND INCOME        INTERNATIONAL
                                 PORTFOLIO        PORTFOLIO       VALUE PORTFOLIO        PORTFOLIO      EQUITY PORTFOLIO
                              --------------    -------------    -----------------    --------------    ----------------
Cost                          $  525,230,945    $  37,163,883    $     524,503,450    $  304,434,829    $    299,043,255
                              ==============    =============    =================    ==============    ================
Appreciation                      93,603,449        1,095,144           29,704,121        45,015,544          35,448,655
Depreciation                     (28,979,963)      (1,486,935)         (33,434,731)      (12,410,330)         (4,535,254)
                              --------------    -------------    -----------------    --------------    ----------------
Net unrealized appreciation
 (depreciation)               $   64,623,486    $    (391,791)   $      (3,730,610)   $   32,605,214    $     30,913,401
                              ==============    =============    =================    ==============    ================

                              FOCUSED TECHNOLOGY     FOCUSED DIVIDEND
                                   PORTFOLIO        STRATEGY PORTFOLIO
                              ------------------    ------------------
Cost                          $       80,537,574    $      192,181,669
                              ==================    ==================
Appreciation                          19,858,728            20,547,773
Depreciation                          (2,328,315)          (18,006,393)
                              ------------------    ------------------
Net unrealized appreciation
 (depreciation)               $       17,530,413    $        2,541,380
                              ==================    ==================

NOTE 8. EXPENSE REDUCTIONS

Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. For the year ended October 31, 2005, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

                               TOTAL EXPENSE
PORTFOLIO                        REDUCTIONS
---------                      -------------
Focused Large-Cap Growth       $     917,407
Focused Multi-Cap Growth              16,853
Focused Small-Cap Growth              26,938
Focused Large-Cap Value                6,279
Focused Multi-Cap Value               15,229
Focused Small-Cap Value              266,497
Focused Growth and Income             90,811
Focused International Equity         104,736
Focused Technology                    14,390

NOTE 9 CAPITAL SHARE TRANSACTIONS

Transactions in shares of each class of each series were as follows:

                                                           FOCUSED EQUITY STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                       ----------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004           OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  -------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT
                       -----------  ------------  ----------  -------------  -----------  ------------  ----------  -------------
Shares sold(1)(2)        3,026,807  $ 54,291,745   8,055,056  $ 135,480,588    1,384,709  $ 24,535,626   3,586,811  $  60,230,701
Shares issued
by merger                       --            --     239,692      4,122,703           --            --     767,778     13,100,103
Reinvested dividends       126,913     2,298,403         599         10,113       48,264       867,309         379          6,361
Shares redeemed(1)(2)   (2,908,332)  (52,334,488) (1,781,728)   (29,523,684)    (964,475)  (17,058,173)   (588,743)    (9,708,916)
                       -----------  ------------  ----------  -------------  -----------  ------------  ----------  -------------
Net increase
 (decrease)                245,388  $  4,255,660   6,513,619  $ 110,089,720      468,498  $  8,344,762   3,766,225  $  63,628,249
                       ===========  ============  ==========  =============  ===========  ============  ==========  =============

                                            CLASS C (5)                                              CLASS I
                       -----------------------------------------------------  -----------------------------------------------------
                                                                                                               FOR THE PERIOD
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED          FOR THE YEAR ENDED         FEBRUARY 23, 2004+
                            OCTOBER 31, 2005           OCTOBER 31, 2004            OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  --------------------------  -------------------------  --------------------------
                          SHARES       AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                       -----------  ------------  -----------  -------------  -----------  ------------  -----------  -------------
Shares sold              3,836,801  $ 67,743,966   11,913,013  $ 198,102,021      129,974  $  2,325,737       71,796  $     483,700
Shares issued
by merger                       --            --       48,156        821,051           --            --      475,950      8,186,342
Reinvested dividends       110,093     1,977,266        1,058         17,716        5,366        96,935           --             --
Shares redeemed         (3,702,008)  (65,759,858)  (2,013,934)   (33,124,066)    (155,189)   (2,759,377)    (203,347)    (3,366,861)
                       -----------  ------------  -----------  -------------  -----------  ------------  -----------  -------------
Net increase
 (decrease)                244,886  $  3,961,374    9,948,293  $ 165,816,722      (19,849) $   (336,705)     344,399  $   5,303,181
                       ===========  ============  ===========  =============  ===========  ============  ===========  =============

                                                          FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                              CLASS A                                                CLASS B
                       -----------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED          FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004            OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  --------------------------  -------------------------  --------------------------
                          SHARES       AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT
                       -----------  ------------  -----------  -------------  -----------  ------------  -----------  -------------
Shares sold(3)(4)        4,885,531  $ 83,470,138    7,536,141  $ 118,786,803    2,514,014  $ 42,600,856    3,982,486  $  62,507,816
Reinvested dividends       127,426     2,185,349       16,322        256,249       39,199       669,916          181          2,841
Shares redeemed(3)(4)   (2,229,014)  (38,314,608)  (1,280,209)   (20,136,213)    (966,290)  (16,486,361)    (556,290)    (8,687,600)
                       -----------  ------------  -----------  -------------  -----------  ------------  -----------  -------------
Net increase
 (decrease)              2,783,943  $ 47,340,879    6,272,254  $  98,906,839    1,586,923  $ 26,784,411    3,426,377  $  53,823,057
                       ===========  ============  ===========  =============  ===========  ============  ===========  =============

                                              CLASS C (5)
                       ---------------------------------------------------------
                            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                             OCTOBER 31, 2005              OCTOBER 31, 2004
                       ---------------------------   ---------------------------
                          SHARES         AMOUNT         SHARES         AMOUNT
                       -----------   -------------   -----------   -------------
Shares sold              6,468,988   $ 109,606,223    11,819,197   $ 185,328,506
Reinvested dividends       103,582       1,770,208           575           8,998
Shares redeemed         (3,702,121)    (62,986,043)   (1,591,465)    (24,821,477)
                       -----------   -------------   -----------   -------------
Net increase
 (decrease)              2,870,449   $  48,390,388    10,228,307   $ 160,516,027
                       ===========   =============   ===========   =============

+   Inception date of class
(1) For the year ended October 31, 2005, includes automatic conversion of 116,455 shares of Class B shares in the amount of $2,057,786 to 115,188 shares of Class A shares in the amount of $2,057,786
(2) For the year ended October 31, 2004, includes automatic conversion of 36,266 shares of Class B shares in the amount of $599,106 to 35,919 shares of Class A shares in the amount of $599,106
(3) For the year ended October 31, 2005, includes automatic conversion of 116,265 shares of Class B shares in the amount of $1,997,291 to 115,444 shares of Class A shares in the amount of $1,997,291.
(4) For the year ended October 31, 2004, includes automatic conversion of 69,434 shares of Class B shares in the amount of $1,083,653 to 69,068 shares of Class A shares in the amount of $1,083,653
(5) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

                                                           FOCUSED BALANCED STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                              CLASS B
                       ----------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004           OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  -------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
Shares sold(1)(2)        2,488,486  $ 39,889,217    5,568,331  $ 85,757,438    1,090,645  $ 17,440,269    3,196,412  $ 49,982,599
Shares issued
by merger                       --            --      845,475    13,290,867           --            --    1,510,040    23,691,809
Reinvested dividends       208,685     3,366,399       66,529     1,028,976      131,274     2,113,990       16,532       255,018
Shares redeemed(1)(2)   (2,340,740)  (37,639,044)  (1,644,387)  (25,260,279)  (1,241,911)  (19,945,510)    (913,278)  (13,992,884)
                       -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
Net increase
 (decrease)                356,431  $  5,616,572    4,835,948  $ 74,817,002      (19,992) $   (391,251)   3,809,706  $ 59,936,542
                       ===========  ============  ===========  ============  ===========  ============  ===========  ============

                                            CLASS C (5)                                             CLASS I
                       -----------------------------------------------------  ----------------------------------------------------
                                                                                                              FOR THE PERIOD
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED         FEBRUARY 23, 2004+
                            OCTOBER 31, 2005           OCTOBER 31, 2004           OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  ------------  -----------  -------------  -----------  ------------  -----------  ------------
Shares sold              3,247,137  $ 51,990,151    8,704,328  $ 134,284,420      374,099  $  5,976,836      204,180  $  2,395,455
Shares issued
by merger                       --            --      255,038      4,006,646           --            --    1,529,144    24,038,151
Reinvested dividends       205,026     3,305,845       28,520        440,357       25,987       418,094        7,658       118,764
Shares redeemed         (3,371,867)  (54,050,382)  (3,001,467)   (45,999,071)    (352,575)   (5,644,670)    (877,526)  (13,647,118)
                       -----------  ------------  -----------  -------------  -----------  ------------  -----------  ------------
Net increase
 (decrease)                 80,296  $  1,245,614    5,986,419  $  92,732,352       47,511  $    750,260      863,456  $ 12,905,252
                       ===========  ============  ===========  =============  ===========  ============  ===========  ============

                                                    FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                               CLASS A                                                CLASS B
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED          FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005            OCTOBER 31, 2004            OCTOBER 31, 2005           OCTOBER 31, 2004
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES       AMOUNT         SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  -------------  -----------  -------------  -----------  ------------  -----------  ------------
Shares sold(3)(4)          574,394  $   8,082,040    1,615,562  $  22,689,955      277,142  $  3,881,409      533,969  $  7,483,063
Reinvested dividends        68,848        967,156       31,421        439,428       34,336       482,240       13,668       191,072
Shares redeemed(3)(4)   (1,354,334)   (19,146,453)    (829,743)   (11,595,607)    (312,168)   (4,390,107)    (238,089)   (3,335,905)
                       -----------  -------------  -----------  -------------  -----------  ------------  -----------  ------------
Net increase
 (decrease)               (711,092) $ (10,097,257)     817,240  $  11,533,776         (690) $    (26,458)     309,548  $  4,338,230
                       ===========  =============  ===========  =============  ===========  ============  ===========  ============

                                             CLASS C (5)                                              CLASS I
                       ------------------------------------------------------  ----------------------------------------------------
                                                                                                               FOR THE PERIOD
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED          FOR THE YEAR ENDED           JULY 6, 2004+
                            OCTOBER 31, 2005            OCTOBER 31, 2004            OCTOBER 31, 2005           OCTOBER 31, 2004
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES       AMOUNT         SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  -------------  -----------  -------------  -----------  ------------  -----------  ------------
Shares sold                641,661  $   9,005,687    1,535,526  $  21,467,974           65  $        920        7,215  $    100,000
Reinvested dividends        64,195        901,548       29,428        411,417          364         5,121           39           539
Shares redeemed         (1,145,298)   (16,106,751)    (650,495)    (9,077,564)          --            (5)          --            --
                       -----------  -------------  -----------  -------------  -----------  ------------  -----------  ------------
Net increase
 (decrease)               (439,442) $  (6,199,516)     914,459  $  12,801,827          429  $      6,036        7,254  $    100,539
                       ===========  =============  ===========  =============  ===========  ============  ===========  ============

+   Inception date of class
(1) For the year ended October 31, 2005, includes automatic conversion of 100,970 shares of Class B shares in the amount of $1,625,406 to 100,757 shares of Class A shares in the amount of $1,625,406
(2) For the year ended October 31, 2004, includes automatic conversion of 56,467 shares of Class B shares in the amount of $867,541 to 56,359 shares of Class A shares in the amount of $867,541
(3) For the year ended October 31, 2005, includes automatic conversion of 20,065 shares of Class B shares in the amount of $280,948 to 20,046 shares of Class A shares in the amount of $280,948
(4) For the year ended October 31, 2004, includes automatic conversion of 6,463 shares of Class B shares in the amount of $91,074 to 6,450 shares of Class A shares in the amount of $91,074
(5) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

                                                          FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                               CLASS A                                                CLASS B
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED          FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005            OCTOBER 31, 2004            OCTOBER 31, 2005           OCTOBER 31, 2004
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES       AMOUNT         SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  -------------  -----------  -------------  -----------  ------------  -----------  ------------
Shares sold(1)(2)          372,308  $   4,814,432      541,378  $   7,004,960      120,545  $  1,553,275      323,421  $  4,167,683
Reinvested dividends        29,930        386,351       21,478        277,898       17,080       220,364       12,709       164,195
Shares redeemed(1)(2)     (292,321)    (3,796,930)    (525,673)    (6,792,226)    (179,363)   (2,317,521)    (174,469)   (2,249,695)
                       -----------  -------------  -----------  -------------  -----------  ------------  -----------  ------------
Net increase
 (decrease)                109,917  $   1,403,853       37,183  $     490,632      (41,738) $   (543,882)     161,661  $  2,082,183
                       ===========  =============  ===========  =============  ===========  ============  ===========  ============

                                             CLASS C (6)
                       -------------------------------------------------------
                           FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2005             OCTOBER 31, 2004
                       --------------------------   --------------------------
                          SHARES        AMOUNT         SHARES        AMOUNT
                       -----------   ------------   -----------   ------------
Shares sold                361,619   $  4,656,162     1,906,382   $ 24,546,297
Reinvested dividends        45,512        587,024        30,850        398,252
Shares redeemed           (898,074)   (11,598,834)   (1,156,181)   (15,019,438)
                       -----------   ------------   -----------   ------------
Net increase
 (decrease)               (490,943)  $ (6,355,648)      781,051   $  9,925,111
                       ===========   ============   ===========   ============

                                                            FOCUSED LARGE-CAP GROWTH PORTFOLIO
                      -------------------------------------------------------------------------------------------------------------
                                             CLASS A                                                CLASS B
                      -----------------------------------------------------  ------------------------------------------------------
                          FOR THE YEAR ENDED          FOR THE YEAR ENDED         FOR THE YEAR ENDED           FOR THE YEAR ENDED
                           OCTOBER 31, 2005            OCTOBER 31, 2004           OCTOBER 31, 2005             OCTOBER 31, 2004
                      --------------------------  -------------------------  ---------------------------  -------------------------
                         SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                      -----------  -------------  ----------  -------------  -----------  --------------  ----------  -------------
Shares sold(3)(4)(5)    6,315,550  $ 108,410,133  22,615,574  $ 385,182,154      825,215  $   13,498,330   2,743,291  $  45,080,945
Reinvested dividends           --             --          --             --           --              --          --             --
Shares redeemed(3)(4) (11,029,999)  (189,815,501) (8,122,284)  (135,045,333)  (8,662,176)   (142,401,553) (5,988,433)   (96,178,476)
                      -----------  -------------  ----------  -------------  -----------  --------------  ----------  -------------
Net increase
 (decrease)            (4,714,449) $ (81,405,368) 14,493,290  $ 250,136,821   (7,836,961) $ (128,903,223) (3,245,142) $ (51,097,531)
                      ===========  =============  ==========  =============  ===========  ==============  ==========  =============

                                            CLASS C (6)                                               CLASS Z
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED           FOR THE YEAR ENDED         FOR THE YEAR ENDED        FOR THE YEAR ENDED
                            OCTOBER 31, 2005             OCTOBER 31, 2004           OCTOBER 31, 2005          OCTOBER 31, 2004
                       ---------------------------  -------------------------  ------------------------  --------------------------
                          SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT
                       -----------  --------------  ----------  -------------  ----------  ------------  -----------  -------------
Shares sold              1,774,591  $   29,115,334   6,107,255  $  99,910,105     607,478  $ 10,752,924      781,570  $  13,487,898
Reinvested dividends            --              --          --             --          --            --           --             --
Shares redeemed(5)     (10,524,366)   (172,701,231) (7,461,059)  (119,843,363)   (834,364)  (14,681,571)    (427,958)    (7,200,965)
                       -----------  --------------  ----------  -------------  ----------  ------------  -----------  -------------
Net increase
 (decrease)             (8,749,775) $ (143,585,897) (1,353,804) $ (19,933,258)   (226,886) $ (3,928,647)     353,612  $   6,286,933
                       ===========  ==============  ==========  =============  ==========  ============  ===========  =============

(1) For the year ended October 31, 2005, includes automatic conversion of 9,997 shares of Class B shares in the amount of $128,576 to 9,985 shares of Class A shares in the amount of $128,576
(2) For the year ended October 31, 2004, includes automatic conversion of 5,509 shares of Class B shares in the amount of $70,817 to 5,505 shares of Class A shares in the amount of $70,817
(3) For the year ended October 31, 2005, includes automatic conversion of 1,439,751 shares of Class B shares in the amount of $24,009,294 to 1,379,926 shares of Class A shares in the amount of $24,009,294
(4) For the year ended October 31, 2004, includes automatic conversion of 356,494 shares of Class B shares in the amount of $5,674,472 to 343,146 shares of Class A shares in the amount of $5,674,472
(5) For the year ended October 31, 2005, includes automatic conversion of 274 shares of Class C shares in the amount of $4,614 to 261 shares of Class A shares in the amount of $4,614
(6) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

                                                           FOCUSED MULTI-CAP GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------------------------------------
                                             CLASS A                                               CLASS B
                       ---------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED        FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005          OCTOBER 31, 2004           OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  ------------------------  -------------------------  --------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT
                       -----------  ------------  ----------  ------------  ----------  -------------  -----------  -------------
Shares sold(1)(2)        4,391,455  $ 91,211,890   4,672,374  $ 80,828,781     730,649  $  14,138,638      655,950  $  10,720,980
Reinvested dividends            --            --          --            --          --             --           --             --
Shares redeemed(1)(2)   (2,857,099)  (60,042,699) (1,731,397)  (29,860,200) (2,306,805)   (44,471,042)  (3,120,551)   (50,796,969)
                       -----------  ------------  ----------  ------------  ----------  -------------  -----------  -------------
Net increase
 (decrease)              1,534,356  $ 31,169,191   2,940,977  $ 50,968,581  (1,576,156) $ (30,332,404)  (2,464,601) $ (40,075,989)
                       ===========  ============  ==========  ============  ==========  =============  ===========  =============

                                           CLASS C (3)                                          CLASS X +
                       ---------------------------------------------------  --------------------------------------------------
                           FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                            OCTOBER 31, 2005          OCTOBER 31, 2004          OCTOBER 31, 2005          OCTOBER 31, 2004
                       -------------------------  ------------------------  ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT        SHARES      AMOUNT
                       -----------  ------------  ----------  ------------  ----------  ------------  -----------  -----------
Shares sold                779,939  $ 15,176,816     606,632  $  9,944,192      10,135  $    202,585       16,310  $   285,909
Reinvested dividends            --            --          --            --          --            --           --           --
Shares redeemed           (756,892)  (14,581,261)   (725,792)  (11,791,753)    (58,551)   (1,279,482)        (861)     (14,898)
                       -----------  ------------  ----------  ------------  ----------  ------------  -----------  -----------
Net increase
 (decrease)                 23,047  $    595,555    (119,160) $ (1,847,561)    (48,416) $ (1,076,897)      15,449  $   271,011
                       ===========  ============  ==========  ============  ==========  ============  ===========  ===========

                                                           FOCUSED MID-CAP GROWTH PORTFOLIO +
                       -----------------------------------------------------------------------------------------------------------
                                CLASS A                      CLASS B                    CLASS C                    CLASS I
                       --------------------------   -------------------------   ------------------------  ------------------------
                             FOR THE PERIOD              FOR THE PERIOD              FOR THE PERIOD            FOR THE PERIOD
                             AUGUST 3, 2005@             AUGUST 3, 2005@             AUGUST 3, 2005@           AUGUST 3, 2005@
                        THROUGH OCTOBER 31, 2005     THROUGH OCTOBER 31, 2005   THROUGH OCTOBER 31, 2005  THROUGH OCTOBER 31, 2005
                       --------------------------   -------------------------   ------------------------  ------------------------
                          SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT        SHARES      AMOUNT
                       -----------   ------------   ----------   ------------   ----------  ------------  -----------  -----------
Shares sold              2,933,140   $ 36,522,892        4,581   $     56,224        8,585  $    105,387        2,004  $    25,050
Reinvested dividends            --             --           --             --           --            --           --           --
Shares redeemed               (636)        (7,636)          (6)           (71)          --            --           --           --
                       -----------   ------------   ----------   ------------   ----------  ------------  -----------  -----------
Net increase
 (decrease)              2,932,504   $ 36,515,256        4,575   $     56,153        8,585  $    105,387        2,004  $    25,050
                       ===========   ============   ==========   ============   ==========  ============  ===========  ===========

(1) For the year ended October 31, 2005, includes automatic conversion of 1,228,546 shares of Class B shares in the amount of $23,743,638 to 1,151,648 shares of Class A shares in the amount of $23,743,638
(2) For the year ended October 31, 2004, includes automatic conversion of 1,608,803 shares of Class B shares in the amount of $26,217,559 to 1,517,569 shares of Class A shares in the amount of $26,217,559
(3) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
+   See Note 1
@   Commencement of operations

                                                           FOCUSED SMALL-CAP GROWTH PORTFOLIO +
                       ------------------------------------------------------------------------------------------------------------
                                              CLASS A                                                CLASS B
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED          FOR THE YEAR ENDED        FOR THE YEAR ENDED
                            OCTOBER 31, 2005            OCTOBER 31, 2004            OCTOBER 31, 2005          OCTOBER 31, 2004
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  -------------  -----------  -------------  -----------  ------------  -----------  ------------
Shares sold(1)(2)(3)     3,113,488  $  54,753,237    8,002,285  $ 123,188,573      414,300  $  6,891,610      816,495  $ 11,975,667
Reinvested dividends            --             --           --             --           --            --           --            --
Shares redeemed(1)(2)   (3,739,031)   (68,948,924)    (971,993)   (14,740,766)    (554,604)   (9,292,945)    (483,156)   (7,048,160)
                       -----------  -------------  -----------  -------------  -----------  ------------  -----------  ------------
Net increase
 (decrease)               (625,543) $ (14,195,687)   7,030,292  $ 108,447,807     (140,304) $ (2,401,335)     333,339  $  4,927,507
                       ===========  =============  ===========  =============  ===========  ============  ===========  ============

                                            CLASS C (7)                                             CLASS I
                       -----------------------------------------------------  ---------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                            OCTOBER 31, 2005            OCTOBER 31, 2004          OCTOBER 31, 2005          OCTOBER 31, 2004
                       --------------------------  -------------------------  ------------------------  -------------------------
                          SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                       -----------  -------------  -----------  ------------  -----------  -----------  -----------  ------------
Shares sold              1,107,715  $  18,596,713    1,938,176  $ 28,402,764      118,506  $ 2,113,294      142,565  $  2,201,678
Reinvested dividends            --             --           --            --           --           --           --            --
Shares redeemed(3)      (1,160,843)   (19,322,473)  (1,070,496)  (15,393,434)    (152,936)  (2,793,475)    (261,951)   (3,998,770)
                       -----------  -------------  -----------  ------------  -----------  -----------  -----------  ------------
Net increase
 (decrease)                (53,128) $    (725,760)     867,680  $ 13,009,330      (34,430) $  (680,181)    (119,386) $ (1,797,092)
                       ===========  =============  ===========  ============  ===========  ===========  ===========  ============

                                                            FOCUSED LARGE-CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                              CLASS A                                                CLASS B
                       -----------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED          FOR THE YEAR ENDED          FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004            OCTOBER 31, 2005            OCTOBER 31, 2004
                       -------------------------  --------------------------  --------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                       -----------  ------------  -----------  -------------  -----------  -------------  -----------  ------------
Shares sold(4)(5)(6)     3,458,900  $ 54,367,581   15,206,464  $ 225,992,445      323,786  $   4,921,700      754,095  $ 10,828,250
Reinvested dividends       216,051     3,355,273       19,611        284,555       17,885        267,896           --            --
Shares redeemed(4)(5)   (2,631,379)  (41,656,751)  (2,222,479)   (32,722,987)  (1,204,203)   (18,298,087)    (719,472)  (10,271,690)
                       -----------  ------------  -----------  -------------  -----------  -------------  -----------  ------------
Net increase
 (decrease)              1,043,572  $ 16,066,103   13,003,596  $ 193,554,013     (862,532) $ (13,108,491)      34,623  $    556,560
                       ===========  ============  ===========  =============  ===========  =============  ===========  ============

                                            CLASS C (7)
                       ----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  ------------  -----------  ------------
Shares sold                553,111  $  8,403,871    2,075,064  $ 29,797,894
Reinvested dividends        31,151       467,318           --            --
Shares redeemed(6)      (1,412,362)  (21,538,235)    (896,879)  (12,807,565)
                       -----------  ------------  -----------  ------------
Net increase
 (decrease)               (828,100) $(12,667,046)   1,178,185  $ 16,990,329
                       ===========  ============  ===========  ============

(1) For the year ended October 31, 2005, includes automatic conversion of 68,791 shares of Class B shares in the amount of $1,153,091 to 65,129 shares of Class A shares in the amount of $1,153,091
(2) For the year ended October 31, 2004, includes automatic conversion of 21,405 shares of Class B shares in the amount of $317,527 to 20,429 shares of Class A shares in the amount of $317,527
(3) For the year ended October 31, 2005, includes automatic conversion of 338 shares of Class C shares in the amount of $5,714 to 318 shares of Class A shares in the amount of $5,714
(4) For the year ended October 31, 2005, includes automatic conversion of 477,864 shares of Class B shares in the amount of $7,245,628 to 459,768 shares of Class A shares in the amount of $7,245,628
(5) For the year ended October 31, 2004, includes automatic conversion of 73,501 shares of Class B shares in the amount of $1,041,515 to 70,974 shares of Class A shares in the amount of $1,041,515
(6) For the year ended October 31, 2005, includes automatic conversion of 308 shares of Class C shares in the amount of $4,841 to 296 shares of Class A shares in the amount of $4,841
(7) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
+   See Note 1

                                                             FOCUSED MULTI-CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                              CLASS A                                                CLASS B
                       ----------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED          FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004           OCTOBER 31, 2005            OCTOBER 31, 2004
                       -------------------------  -------------------------  --------------------------  --------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT         SHARES       AMOUNT
                       -----------  ------------  -----------  ------------  -----------  -------------  -----------  -------------
Shares sold(1)(2)        2,689,928  $ 56,092,209    3,429,914  $ 63,206,686    1,542,381  $  31,106,615      886,486  $  15,988,957
Reinvested dividends            --            --       68,556     1,207,281           --             --       12,892        222,518
Shares redeemed(1)(2)   (2,861,198)  (59,425,645)  (2,110,913)  (38,931,593)  (3,030,823)   (61,476,751)  (2,295,161)   (41,294,111)
                       -----------  ------------  -----------  ------------  -----------  -------------  -----------  -------------
Net increase
 (decrease)               (171,270) $ (3,333,436)   1,387,557  $ 25,482,374   (1,488,442) $ (30,370,136)  (1,395,783) $ (25,082,636)
                       ===========  ============  ===========  ============  ===========  =============  ===========  =============

                                             CLASS C (3)                                             CLASS I
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005            OCTOBER 31, 2004           OCTOBER 31, 2005           OCTOBER 31, 2004
                       --------------------------  --------------------------  ------------------------  --------------------------
                          SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT
                       -----------  -------------  -----------  -------------  -----------  -----------  -----------  -------------
Shares sold                680,800  $  13,824,210    1,318,585  $  23,730,021           --  $        --       65,871  $   1,231,063
Reinvested dividends            --             --       15,585        268,895           --           --        8,233        145,227
Shares redeemed         (2,668,903)   (54,146,357)  (3,078,363)   (55,278,964)          --           --   (1,063,459)   (20,570,207)
                       -----------  -------------  -----------  -------------  -----------  -----------  -----------  -------------
Net increase
 (decrease)             (1,988,103) $ (40,322,147)  (1,744,193) $ (31,280,048)          --  $        --     (989,355) $ (19,193,917)
                       ===========  =============  ===========  =============  ===========  ===========  ===========  =============

                                                           FOCUSED MID-CAP VALUE PORTFOLIO +
                       --------------------------------------------------------------------------------------------------------
                                CLASS A                    CLASS B                   CLASS C                   CLASS I
                       -------------------------  ------------------------  ------------------------  -------------------------
                             FOR THE PERIOD            FOR THE PERIOD            FOR THE PERIOD            FOR THE PERIOD
                             AUGUST 3, 2005@           AUGUST 3, 2005@           AUGUST 3, 2005@           AUGUST 3, 2005@
                        THROUGH OCTOBER 31, 2005  THROUGH OCTOBER 31, 2005  THROUGH OCTOBER 31, 2005  THROUGH OCTOBER 31, 2005
                       -------------------------  ------------------------  ------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       -----------  ------------  -----------  -----------  -----------  -----------  -----------  ------------
Shares sold              2,935,717  $ 36,636,761        9,841  $   122,859       36,534  $   451,193        2,004  $     25,050
Reinvested dividends            --            --           --           --           --           --           --            --
Shares redeemed               (650)       (7,912)      (1,276)     (15,844)          --           --           --            --
                       -----------  ------------  -----------  -----------  -----------  -----------  -----------  ------------
Net increase
 (decrease)              2,935,067  $ 36,628,849        8,565  $   107,015       36,534  $   451,193        2,004  $     25,050
                       ===========  ============  ===========  ===========  ===========  ===========  ===========  ============

(1) For the year ended October 31, 2005, includes automatic conversion of 177,482 shares of Class B shares in the amount of $3,621,729 to 172,299 shares of Class A shares in the amount of $3,621,729
(2) For the year ended October 31, 2004, includes automatic conversion of 124,527 shares of Class B shares in the amount of $2,251,359 to 121,732 shares of Class A shares in the amount of $2,251,359
(3) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
+   See Note 1
@   Commencement of operations

                                                           FOCUSED SMALL-CAP VALUE PORTFOLIO +
                       -----------------------------------------------------------------------------------------------------------
                                              CLASS A                                                CLASS B
                       -----------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED          FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004            OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  ------------  -----------  -------------  -----------  ------------  -----------  ------------
Shares sold(1)(2)        3,906,810  $ 82,755,730   10,041,656  $ 200,898,576      627,252  $ 12,595,580      974,045  $ 18,699,301
Reinvested dividends     1,736,866    36,161,549           --             --      385,879     7,597,968           --            --
Shares redeemed(1)(2)   (5,929,932) (125,650,015)  (1,915,452)   (38,794,542)  (1,389,899)  (27,652,087)    (796,549)  (15,272,636)
                       -----------  ------------  -----------  -------------  -----------  ------------  -----------  ------------
Net increase
 (decrease)               (286,256) $ (6,732,736)   8,126,204  $ 162,104,034     (376,768) $ (7,458,539)     177,496  $  3,426,665
                       ===========  ============  ===========  =============  ===========  ============  ===========  ============

                                           CLASS C (5)
                       ----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  ------------  -----------  ------------
Shares sold              1,434,605  $ 28,910,221    2,208,755  $ 42,503,729
Reinvested dividends       588,690    11,614,851           --            --
Shares redeemed         (1,625,978)  (32,357,866)  (1,098,869)  (21,191,100)
                       -----------  ------------  -----------  ------------
Net increase
 (decrease)                397,317  $  8,167,206    1,109,886  $ 21,312,629
                       ===========  ============  ===========  ============

                                                            FOCUSED GROWTH AND INCOME PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                              CLASS A                                                CLASS B
                       -----------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED         FOR THE YEAR ENDED          FOR THE YEAR ENDED
                            OCTOBER 31, 2005            OCTOBER 31, 2004           OCTOBER 31, 2005            OCTOBER 31, 2004
                       --------------------------  -------------------------  --------------------------  -------------------------
                          SHARES       AMOUNT         SHARES       AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                       -----------  -------------  -----------  ------------  -----------  -------------  -----------  ------------
Shares sold(3)(4)        1,915,401  $  31,166,288    4,754,445  $ 73,517,220      320,301  $   4,954,083    1,236,311  $ 18,476,403
Reinvested dividends            --             --           --            --           --             --           --            --
Shares redeemed(3)(4)   (2,549,667)   (41,635,062)  (2,243,362)  (34,393,117)  (1,773,742)   (27,554,130)  (1,435,315)  (21,037,483)
                       -----------  -------------  -----------  ------------  -----------  -------------  -----------  ------------
Net increase
 (decrease)               (634,266) $ (10,468,774)   2,511,083  $ 39,124,103   (1,453,441) $ (22,600,047)    (199,004) $ (2,561,080)
                       ===========  =============  ===========  ============  ===========  =============  ===========  ============

                                            CLASS C (5)                                             CLASS X +
                       -----------------------------------------------------  -----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005            OCTOBER 31, 2004           OCTOBER 31, 2005           OCTOBER 31, 2004
                       --------------------------  -------------------------  --------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                       -----------  -------------  -----------  ------------  -----------  -------------  -----------  ------------
Shares sold                477,531  $   7,375,949    2,514,166  $ 37,196,286      233,016  $   3,794,699    1,026,677  $ 15,929,182
Reinvested dividends            --             --           --            --           --             --           --            --
Shares redeemed         (3,058,816)   (47,458,661)  (2,658,038)  (38,625,193)  (2,630,413)   (42,661,599)    (192,802)   (2,968,601)
                       -----------  -------------  -----------  ------------  -----------  -------------  -----------  ------------
Net increase
 (decrease)             (2,581,285) $ (40,082,712)    (143,872) $ (1,428,907)  (2,397,397) $ (38,866,900)     833,875  $ 12,960,581
                       ===========  =============  ===========  ============  ===========  =============  ===========  ============

(1) For the year ended October 31, 2005, includes automatic conversion of 587,229 shares of Class B shares in the amount of $11,657,883 to 554,304 shares of Class A shares in the amount of $11,657,883.
(2) For the year ended October 31, 2004, includes automatic conversion of 92,519 shares of Class B shares in the amount of $1,799,177 to 88,269 shares of Class A shares in the amount of $1,799,177
(3) For the year ended October 31, 2005, includes automatic conversion of 361,952 shares of Class B shares in the amount of $5,615,005 to 344,231 shares of Class A shares in the amount of $5,615,005
(4) For the year ended October 31, 2004, includes automatic conversion of 121,214 shares of Class B shares in the amount of $1,755,452 to 115,872 shares of Class A shares in the amount of $1,755,452
(5) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
+   See Note 1

                                                          FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                         --------------------------------------------------------------------------------------------------------
                                                CLASS A                                              CLASS B
                         ----------------------------------------------------  --------------------------------------------------
                             FOR THE YEAR ENDED         FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                              OCTOBER 31, 2005           OCTOBER 31, 2004          OCTOBER 31, 2005          OCTOBER 31, 2004
                         -------------------------  -------------------------  ------------------------  ------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES      AMOUNT
                         -----------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Shares sold(1)(2)          1,579,241  $ 27,448,607    6,175,757  $ 99,858,965      264,224  $ 4,500,256      263,378  $ 4,194,222
Reinvested dividends         444,320     7,513,444       27,068       422,536       25,028      415,709        2,586       39,817
Shares redeemed(1)(2)(6)    (958,253)  (17,011,948)    (488,520)   (7,916,869)    (210,437)  (3,626,721)    (130,281)  (2,064,944)
                         -----------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net increase
 (decrease)                1,065,308  $ 17,950,103    5,714,305  $ 92,364,632       78,815  $ 1,289,244      135,683  $ 2,169,095
                         ===========  ============  ===========  ============  ===========  ===========  ===========  ===========

                                           CLASS C (5)
                       ----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  ------------  -----------  ------------
Shares sold                464,419  $  7,882,911      843,408  $ 13,395,727
Reinvested dividends        68,686     1,138,817        6,049        93,094
Shares redeemed(6)        (395,327)   (6,770,315)    (223,055)   (3,567,294)
                       -----------  ------------  -----------  ------------
Net increase
 (decrease)                137,778  $  2,251,413      626,402  $  9,921,527
                       ===========  ============  ===========  ============

                                                               FOCUSED TECHNOLOGY PORTFOLIO
                         ---------------------------------------------------------------------------------------------------------
                                                CLASS A                                              CLASS B
                         ----------------------------------------------------  ---------------------------------------------------
                             FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED        FOR THE YEAR ENDED
                              OCTOBER 31, 2005           OCTOBER 31, 2004           OCTOBER 31, 2005          OCTOBER 31, 2004
                         -------------------------  -------------------------  -------------------------  ------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                         -----------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
Shares sold(3)(4)          3,449,862  $ 19,891,628    3,928,724  $ 20,148,304      530,679  $  2,914,226    1,381,952  $ 6,925,078
Reinvested dividends              --            --           --            --           --            --           --           --
Shares redeemed(3)(4)     (2,806,694)  (15,825,844)  (3,971,660)  (19,846,524)  (1,308,557)   (7,169,325)  (1,160,936)  (5,762,800)
                         -----------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
Net increase
 (decrease)                  643,168  $  4,065,784      (42,936) $    301,780     (777,878) $ (4,255,099)     221,016  $ 1,162,278
                         ===========  ============  ===========  ============  ===========  ============  ===========  ===========

                                            CLASS C (5)
                       ----------------------------------------------------
                           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                            OCTOBER 31, 2005           OCTOBER 31, 2004
                       -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT
                       -----------  ------------  -----------  ------------
Shares sold                978,179  $  5,331,849    1,518,671  $  7,607,540
Reinvested dividends            --            --           --            --
Shares redeemed         (1,711,831)   (9,307,696)  (1,987,665)   (9,751,061)
                       -----------  ------------  -----------  ------------
Net increase
 (decrease)               (733,652) $ (3,975,847)    (468,994) $ (2,143,521)
                       ===========  ============  ===========  ============

(1) For the year ended October 31, 2005, includes automatic conversion of 38,545 shares of Class B shares in the amount of $668,367 to 37,749 shares of Class A shares in the amount of $668,367
(2) For the year ended October 31, 2004, includes automatic conversion of 30,637 shares of Class B shares in the amount of $487,920 to 30,146 shares of Class A shares in the amount of $487,920
(3) For the year ended October 31, 2005, includes automatic conversion of 65,071 shares of Class B shares in the amount of $356,027 to 63,130 shares of Class A shares in the amount of $356,027
(4) For the year ended October 31, 2004, includes automatic conversion of 66,401 shares of Class B shares in the amount of $336,538 to 64,854 shares of Class A shares in the amount of $336,538
(5) Effective February 23, 2004, Class II shares were redesignated to Class C shares.
(6) Net of redemption fees of $19,620, $1,260 and $3,406 for Class A, Class B and Class C shares for 2005, respectively.

                                                            FOCUSED DIVIDEND STRATEGY PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                               CLASS A                                               CLASS B
                         ----------------------------------------------------  ----------------------------------------------------
                             FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE YEAR ENDED
                              OCTOBER 31, 2005           OCTOBER 31, 2004           OCTOBER 31, 2005           OCTOBER 31, 2004
                         --------------------------  ------------------------  --------------------------  ------------------------
                            SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                         -----------  -------------  ----------  ------------  -----------  -------------  ----------  ------------
Shares sold(1)(2)(3)       1,468,992  $  18,653,168   3,237,330  $ 39,693,426      453,286  $   5,767,910   1,102,392  $ 13,480,063
Reinvested dividends          65,188        825,159      56,321       690,992       39,906        503,876      37,089       452,614
Shares redeemed(1)(2)     (2,394,411)   (30,195,352) (2,124,502)  (25,969,781)  (1,443,097)   (18,101,898)   (830,413)  (10,129,378)
                         -----------  -------------  ----------  ------------  -----------  -------------  ----------  ------------
Net increase
 (decrease)                 (860,231) $ (10,717,025)  1,169,149  $ 14,414,637     (949,905) $ (11,830,112)    309,068  $  3,803,299
                         ===========  =============  ==========  ============  ===========  =============  ==========  ============

                                            CLASS C (4)
                       ----------------------------------------------------
                           FOR THE YEAR ENDED        FOR THE YEAR ENDED
                            OCTOBER 31, 2005          OCTOBER 31, 2004
                       -------------------------  -------------------------
                          SHARES       AMOUNT       SHARES        AMOUNT
                       -----------  ------------  -----------  ------------
Shares sold              1,005,386  $ 12,765,060    2,921,309  $ 35,630,528
Reinvested dividends        64,541       814,359       58,468       714,093
Shares redeemed(3)      (2,156,174)  (27,084,855)  (1,350,575)  (16,516,680)
                       -----------  ------------  -----------  ------------
Net increase
 (decrease)             (1,086,247) $(13,505,436)   1,629,202  $ 19,827,941
                       ===========  ============  ===========  ============

(1) For the year ended October 31, 2005, includes automatic conversion of shares 326,350 of Class B shares in the amount of $4,040,221 to 325,044 shares of Class A shares in the amount of $4,040,221
(2) For the year ended October 31, 2004, includes automatic conversion of 26,332 shares of Class B shares in the amount of $322,101 to 26,233 shares of Class A shares in the amount of $322,101
(3) For the year ended October 31, 2005, includes automatic conversion of 509 shares of Class C shares in the amount of $6,187 to 507 shares of Class A shares in the amount of $6,187
(4) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

NOTE 10. DIRECTORS' RETIREMENT PLAN

The Directors of the SunAmerica Focused Series, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                           RETIREMENT PLAN   RETIREMENT PLAN   RETIREMENT PLAN
PORTFOLIO                                     LIABILITY          EXPENSE           PAYMENTS
---------                                  ---------------   ---------------   ---------------
                                                          AS OF OCTOBER 31, 2005
                                           ---------------------------------------------------
Focused Equity Strategy                    $         9,623   $         5,582   $           169
Focused Multi-Asset Strategy                         9,540             5,875               159
Focused Balanced Strategy                            9,848             4,738               207
Focused Fixed Income and Equity Strategy             1,835               934                39
Focused Fixed Income Strategy                          710               371                15
Focused Large-Cap Growth                           159,200            19,890             7,718
Focused Multi-Cap Growth                            51,192             3,926             3,180
Focused Mid-Cap Growth                                  --                --                --
Focused Small-Cap Growth                             8,803             3,556               224
Focused Large-Cap Value                             18,749             5,236               748
Focused Multi-Cap Value                             48,056             6,974             1,978
Focused Mid-Cap Value                                   --                --                --
Focused Small-Cap Value                             21,442             5,894               828
Focused Growth and Income                           27,899             4,792             1,223
Focused International Equity                         5,368             2,209               140
Focused Technology                                   8,783             1,122               430
Focused Dividend Strategy                           14,760             2,540               761

NOTE 11. LINES OF CREDIT

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit which, is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the period ending October 31, 2005, the following Portfolios had borrowings:

                                   DAYS        INTEREST    AVERAGE DEBT   WEIGHTED AVERAGE
PORTFOLIO                      OUTSTANDING     CHARGES       UTILIZED         INTEREST
---------                      -----------   -----------   ------------   ----------------
Focused Large-Cap Growth            98       $     7,081   $    866,100               3.25%
Focused Small-Cap Growth            47             6,560      1,256,156               4.18
Focused Large-Cap Value            100             6,068        608,999               3.51
Focused Multi-Cap Value             22             1,783        876,653               3.40
Focused Small-Cap Value              7             2,694      3,492,704               3.92
Focused Growth and Income           97             9,983      1,203,139               3.06
Focused International Equity        19             1,877      1,131,945               3.22
Focused Technology                   4                84        187,892               4.01
Focused Dividend Strategy            5               191        337,017               4.06

At October 31, 2005, the Focused Small-Cap Growth Portfolio had $98,735 in borrowings outstanding at an interest rate of 4.56%.

NOTE 12. INTERFUND LENDING AGREEMENT

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2005, none of the Portfolios participated in the program.

NOTE 13. INVESTMENT CONCENTRATION

All Portfolios, except Focused Dividend Strategy Portfolio, may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At October 31, 2005, the Focused International Equity Portfolio had approximately 24.2% of its net assets invested in equity securities of companies domiciled in the United Kingdom and approximately 18.1% of its net assets invested in equity securities of companies domiciled in Japan.

NOTE 14. SUBSEQUENT EVENTS

Effective November 1, 2005, the Focused Dividend Strategy Portfolio will change its investment objectives to a modified "buy and hold" strategy with thirty high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in dividend yielding equity securities.

Effective on or about December 8, 2005, Navellier & Associates, Inc. will replace American Century Investment Management, Inc. as one of the SubAdvisers for the Focused Large-Cap Growth Portfolio. Effective on or about December 30, 2005, Kinetics Asset Management, Inc. will replace Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company) as one of the SubAdvisers for the Focused Mid-Cap Value Portfolio.

NOTE 15. OTHER INFORMATION

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Adviser, the Distributor or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF SUNAMERICA FOCUSED SERIES, INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Focused Equity Strategy Portfolio, SunAmerica Focused Multi-Asset Strategy Portfolio, SunAmerica Focused Balanced Strategy Portfolio, SunAmerica Focused Fixed Income and Equity Strategy Portfolio, SunAmerica Focused Fixed Income Strategy Portfolio, SunAmerica Focused Large-Cap Growth Portfolio, SunAmerica Focused Multi-Cap Growth Portfolio, SunAmerica Focused Mid-Cap Growth Portfolio, SunAmerica Focused Small-Cap Growth Portfolio (formerly SunAmerica Focused 2000 Growth Portfolio), SunAmerica Focused Large-Cap Value Portfolio, SunAmerica Focused Multi-Cap Value Portfolio, SunAmerica Focused Mid-Cap Value Portfolio, SunAmerica Focused Small-Cap Value Portfolio (formerly SunAmerica Focused 2000 Value Portfolio), SunAmerica Focused Growth and Income Portfolio, SunAmerica Focused International Equity Portfolio, SunAmerica Focused Technology Portfolio and SunAmerica Focused Dividend Strategy Portfolio (the seventeen portfolios constituting SunAmerica Focused Series, Inc., hereafter referred to as the "Fund") at October 31, 2005, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of SunAmerica Focused Dividend Strategy Portfolio for each of the periods ended on or before September 30, 2003 were audited by other auditors whose report dated November 17, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Houston, Texas
December 21, 2005

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AND SUBADVISORY AGREEMENTS -- OCTOBER 31, 2005 -- (UNAUDITED)

The Board of Directors (the "Board"), including the Directors that are not interested persons of SunAmerica Focused Series, Inc. (the "Portfolios") (the "Disinterested Directors"), last approved the renewal of the Investment Advisory and Management Agreement between the Portfolios and AIG SunAmerica Asset Management Corp. ("SAAMCo") (the "Advisory Agreement") for a period of one year, at an in-person Board meeting held on August 31, 2005. At this same meeting, the Board also approved a new Subadvisory Agreement between SAAMCo and Northern Trust Investments, N.A. ("Northern Trust") with respect to the Focused Multi-Cap Value Portfolio. Finally, the Board also approved the renewal of various subadvisory agreements between SAAMCo and American Century Investment Management, Inc.("American Century"), BAMCO, Inc. ("BAMCO"), Boston Partners Asset Management, L.P. ("Boston Partners"), Credit Suisse Asset Management, LLC ("CSAM"), Deutsche Asset Management Inc. ("DAMI"), Dreman Value Management L.L.C., ("Dreman"), Fred Alger Management, Inc. ("Alger"), Harris Associates, L.P. ("Harris"), Janus Capital Corporation ("Janus"), Perkins, Wolf, McDonnell & Company ("PWM"), J.P. Morgan Investment Management Inc., ("J.P. Morgan"), Marsico Capital Management, LLC ("Marsico"), Oberweis Asset Management, Inc. ("Oberweis"), RCM Capital Management LLC ("RCM"), Third Avenue Management, LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg") (each a "Subadviser" and collectively the "Subadvisers"). The following is a list of each Portfolio's respective subadvisers for which the Board approved the renewal of a Subadvisory Agreement.

PORTFOLIO                                   SUBADVISER
---------                                   ----------
Focused Large-Cap Growth Portfolio          American Century
                                            Alger
                                            Marsico

Focused Small-Cap Growth Portfolio          BAMCO
                                            DAMI
                                            Oberweis

Focused Technology Portfolio                BAMCO
                                            RCM

Focused Small-Cap Value Portfolio           Boston Partners
                                            Janus (subcontracted to PWM)

Focused Multi-Cap Growth Portfolio          CSAM
                                            Janus (subcontracted to PWM)

Focused International Equity Portfolio      Harris
                                            Marsico

Focused Multi-Cap Value Portfolio           J.P. Morgan
                                            Third Avenue

Focused Growth and Income Portfolio         Marsico
                                            Thornburg

Focused Large-Cap Value Portfolio           Dreman

The new Subadvisory Agreement between SAAMCo and Northern Trust and the renewed Subadvisory Agreements referenced in the above table are collectively referred to as the "Subadvisory Agreements."

The Board noted that the discussion and approval of the Advisory Agreement and Subadvisory Agreements at the August 31, 2005 meeting was the culmination of numerous discussions and meetings that had taken place in recent months. The Board further noted that certain members of the Board had met with senior management on numerous occasions and had in-depth discussions regarding the Portfolios' performance, advisory expenses and other fees and negotiations with respect to advisory expenses.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board was provided with materials relating to its consideration of the Advisory Agreement. These materials assisted the Board in analyzing: (1) the nature, extent and quality of services to be provided by SAAMCo and the Subadvisers, including administrative and shareholder services to be provided by SAAMCo and certain other affiliated companies; (2) the costs of services to be provided and benefits realized by SAAMCo and the Subadvisers, including a comparison of fees and expense ratios of other similar funds, as well as SAAMCo's profitability and financial condition; (3) the terms of the Advisory Agreement and Subadvisory Agreements; (4) economies of scale and whether the fee levels reflect these economies of scale; (5) SAAMCo's overall organization, compliance policies and history, as well as the Subadvisers' compliance policies and history; and (6) the investment performance of the Portfolios as compared to their peer groups ("Peer Groups") as determined by Lipper, Inc.("Lipper") and as compared to their relevant benchmarks and indices. Experienced counsel that is independent of SAAMCo provided advice to the Disinterested Directors ("Independent Counsel"). The Disinterested Directors considered additional information, such as expense and other comparative data from Lipper. In considering these factors, as described in more detail below, the Board did not identify any single factor or group of factors as being more important than the others, but considered all factors together.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as investment manager and adviser to the Funds, manages the daily business affairs of the Portfolios, including portfolio management duties for certain Portfolios and or portions of certain Portfolio's assets, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies. Additionally, SAAMCo provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing of any such service provided by any others retained by the Portfolios), and has authorized its officers and employees, if elected, to serve as officers or directors of the Portfolios without compensation. Finally, SAAMCo is responsible for monitoring and reviewing the activities of third-party service providers.

In making their determination regarding the nature and quality of SAAMCo's services, the Directors considered SAAMCo's responsibility to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration of the Portfolios. With respect to the certain Portfolios for which SAAMCo retains daily investment management responsibility, the Board also reviewed the experience of the portfolio managers and research staff, SAAMCo's investment style and process, and the level and process of monitoring the managers. The Board also reviewed the performance of the Portfolios, the details of which are described below.

The Board also reviewed the compliance and administrative services of SAAMCo. The Board noted that SAAMCo provides and compensates a Chief Compliance Officer for the Portfolios, and that SAAMCo maintains a compliance staff of nine people. The Board analyzed the structure and duties of SAAMCo's accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios.

With respect to the Portfolios for which SAAMCo has delegated daily investment management responsibilities to one or more Subadvisers, the Board also considered the nature, quality and extent of services to be provided by each Subadviser. The Board considered that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio. The Board reviewed each Subadviser's history, structure and size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. Given that the Portfolios are multi-managed funds, the Board also considered how each Subadviser's or SAAMCo's (where applicable) style fits with and complements the other Subadvisers to the Portfolio or SAAMCo, as the case may be. With respect to administrative services provided by the Subadvisers, the Board considered that each Subadviser provides general marketing assistance and has developed internal procedures for monitoring compliance with investment objectives, policies and restrictions of the Portfolio as set forth in the prospectus.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and the Subadvisers and that there was a reasonable basis on which to conclude that SAAMCo and the Subadvisers would continue to provide a high quality of investment management services.

FEES AND EXPENSES

The Board, including the Disinterested Directors, reviewed information regarding the fees paid by the Portfolios to SAAMCo for investment advisory and management services. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of SAAMCo's services and any additional benefits received by SAAMCo or its affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper detailing comparative advisory fee and other information of the Portfolios' peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories. The Board also received reports prepared by SAAMCo (including reports on investment management fees charged by SAAMCo to other funds it manages) and by the Board's independent counsel. In considering the reasonableness of the advisory fee, the Board reviewed a number of expense comparisons, including: (i) contractual management fees; (ii) actual total expenses; and (iii) actual and allowable Rule 12b-1 and non-12b-1 fees. The Board also considered that while the Advisory Agreements do not contain breakpoints, certain Portfolios have implemented contractual expense caps. The expense caps have been agreed to by SAAMCo and approved by the Board. The Board noted that expense caps benefited shareholders to a similar extent as if breakpoints in the Advisory Agreement were implemented (by keeping fees down even in the absence of economies of scale). In considering the Portfolios' expense reimbursements and net expense ratio caps contractually agreed upon by SAAMCo, the Board compared the Portfolios' net expense ratios to those of other funds within their respective Peer Group. Based upon the reports prepared by Lipper and other information provided by SAAMCo and by counsel to the Disinterested Directors, the Board was satisfied that the fee and expense ratios of the Portfolios were acceptable given the quality of services expected to be provided. The Board also reviewed the reports from the past year on soft dollar commissions. These reports included information on brokers and total commissions paid for each Portfolio.

In considering the subadvisory fees, the Board, including the Disinterested Directors, considered that each Portfolio pays a fee to SAAMCo pursuant to the Advisory Agreement, and that, in turn, SAAMCo, rather than the Portfolio, pays a fee to each Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadvisers with respect to the different services provided by the Subadvisers.

The Board considered that certain Subadvisory Agreements contained breakpoints in the fee schedule if the assets under management reached certain asset levels. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in SAAMCo retaining a larger portion of the advisory fee. The Board, however, was satisfied that SAAMCo had implemented expense caps which benefited shareholders, as described above.

On the basis of the information considered, the Board was satisfied that the advisory and subadvisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality.

COSTS OF SERVICES AND BENEFITS DERIVED, AS WELL AS THE ADVISER'S PROFITABILITY AND FINANCIAL CONDITION.

The Board, including the Disinterested Directors, considered the direct and indirect costs and benefits of SAMMCo's providing services to the Portfolios. The Board noted that there are higher costs with respect to SAAMCo's oversight of compliance, investment, administrative and other functions for multi-managed funds versus funds with fewer managers or a single manager. The Board considered the advisory fee payable to SAAMCo and, where applicable, separately considered the subadvisory fees payable by SAAMCo with respect to each Subadviser of each Portfolio. The Board reviewed financial statements relating to SAAMCo's profitability and financial condition with respect to the services it provided the Portfolios, and considered how profit margins could affect SAAMCo's ability to attract and retain qualified investment personnel. The Board concluded that SAAMCo had a satisfactory financial condition, and that their profitability was not excessive based on standards set forth in applicable court cases and other available industry information.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Portfolios are inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Portfolios are de minimis and do not impact upon the reasonableness of the advisory fee. The Board also considered the reputational value to SAAMCo from serving as investment adviser.

The Board also considered fees and, where applicable, profits earned by affiliates for providing other services to the Portfolios, and, as described above, research and other services SAAMCo obtained in connection with soft dollar commissions. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not excessive.

TERMS OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS

The Board, including the Disinterested Directors, received a draft of the proposed Advisory Agreement and Subadvisory Agreements. The Board considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act and that the Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the agreement.

In reviewing the terms of the Advisory Agreement, the Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Directors and Officers who are employees of SAAMCo. The Board noted, however, that the Funds bear certain proxy voting-related expenses. The Board also considered the termination and liability provisions of the Advisory Agreement.

With respect to the Subadvisory Agreements, the Board further considered, that under the terms of each Subadvisory Agreement, the Subadviser is not liable to the Portfolio, or its shareholders, for any act or omission by the Subadviser or for any losses sustained by the Portfolio, or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence and reckless disregard of obligations or duties. The Board also considered that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

ECONOMIES OF SCALE

The Board, including the Disinterested Directors, considered whether the Portfolios have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Portfolios. The Board concluded that any potential economies of scale are being shared between shareholders and SAAMCo in an appropriate manner. The Board considered that the Portfolios in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each Portfolio to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SAAMCo as it adds labor and capital to expand the scale of operations.

The Board concluded that the advisory fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including breakpoints and expense caps in connection with contract renewals.

THE OVERALL ORGANIZATION OF SAAMCo

The Directors considered the benefit of investing in a Portfolio that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Trustees also considered SAAMCo's experience in providing administrative, management and investment advisory services to advisory clients, including approximately 145 registered investment companies, and the fact that SAAMCo currently managed, advised and/or administered approximately $42 billion of assets. The Directors also considered SAAMCo's record of compliance with each Funds' objectives, strategies and restrictions and its positive regulatory and compliance history. The Directors also considered SAAMCo's relationships with its affiliates and the resources available to them.

COMPLIANCE

The Board considered SAAMCo's and the Subadviser's compliance and regulatory history, and inquired whether SAAMCo or the SubAdvisers had been the target of any regulatory actions or investigations. In addition, the Board reviewed information concerning SAAMCo's compliance staff that would be responsible for providing compliance functions on behalf of the Portfolios. Finally, the Board reviewed the Code of Ethics of SAAMCo and the Subadvisers, and determined that they contain provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by personnel in connection with their personal transactions in securities held or to be acquired by the Portfolios.

INVESTMENT PERFORMANCE

The Board regularly reviews the performance of the Portfolios over various periods of time. At the Board meeting held on August 31, 2005, in connection with the approval of the continuation of the Advisory Agreement and the SubAdvisory Agreements, the Board reviewed the Portfolios' annualized total return for the one-, two-, three-, four-, five-, and ten-year periods (for those Portfolios that do not have ten years of performance history, the Board reviewed performance history since the Portfolio's inception). The Board, including the Disinterested Directors, received and reviewed information regarding the investment performance of the Funds as compared to their respective benchmarks, the performance of the Portfolios' Peer Groups, and to an appropriate index or combination of indices.

In preparation for the August 31, 2005 meeting, the Board was provided with performance reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed the Portfolio's annualized total return for the prior one-, two-, three- four-, five- and ten-year periods ending on June 30, 2005. The Board also received a report prepared by SAAMCo's management which detailed the Portfolios' performance with respect to 2005.

The Board noted that while they routinely review performance and questioned the performance of certain subadvised Portfolios as appropriate, SAAMCo had also made replacements of subadvisers, with Board approval, when warranted. Specifically, the Board considered that the Focused Large-Cap Value Portfolio and Focused International Equity Portfolio had replaced underperforming subadvisers during the past two quarters, and that this has led to improved performance in the short-term. Furthermore, based on a report prepared by SAAMCo, the Board considered that Marsico had recently shown strong performance in the Focused International Equity Portfolio The Board also considered that the Focused Small-Cap Value Portfolio had underperformed its benchmark and Peer Group and that management would report back to the Board should it determine a manager change was necessary. With respect to the Focused Small-Cap Value Portfolio, Focused Technology Portfolio, Focused Multi-Cap Growth Portfolio and Focused Growth and Income Portfolio, the Board considered that performance over the relevant periods continued to be satisfactory as compared to the Portfolios' relevant benchmarks and Peer Groups.

At this same meeting, the Board also considered the performance of Portfolios for which SAAMCo, pursuant to the Advisory Agreement, has retained daily management responsibilities for a portion of the Portfolios' assets. Based on management's report and materials provided by Lipper, the Board considered that while SAAMCo had been underperforming in managing assets of the Focused Multi-Cap Growth Portfolio, that recent performance had shown improvement and that under performance had largely been the result of being overweight in one security which the Portfolio no longer holds. The Board also considered that the Focused Dividend Strategy Portfolio had continued to underperform its benchmark and Peer Group. The Board also considered, however, the Portfolio differed in material respects with other funds in its Peer Group. The Board further considered that the Portfolio's investment strategy permitted rebalancing only once per year based on certain criteria and that this affected the Portfolio's performance. Based on discussions with management, the Board noted that SAAMCo had hired a new portfolio manager who was conducting research and analysis with respect to the Focused Dividend Strategy and that SAAMCo planned to propose investment strategy changes at the September 26, 2005, meeting of the Board. Subsequently, on September 26, 2005, the Board approved a new portfolio manager for SAAMCo who would manage the Focused Dividend Strategy Portfolio, pursuant to the Advisory Agreement, which had been approved by the Board for renewal on August 31, 2005. At this same meeting, in an effort to improve performance of the Focused Dividend Strategy Portfolio, the Board approved changes to the principal investment strategy as proposed by SAAMCo.

With respect to the Focused Multi-Cap Value Portfolio, the Board considered that American Century had continued to underperform its benchmarks and Peer Group for the two-quarter period ending June 30, 2005, as well as the past one-, two- and three-year periods. Furthermore, based on a report prepared by SAAMCo, the Board considered that a portfolio managed by Northern Trust which employed a similar investment strategy and mandate as the portion of assets previously managed by American Century, had above-average performance over longer periods. Furthermore, the Board also considered that while Northern Trust's performance had lagged its benchmark during the past one-year, it had outperformed American Century and other managers, which were considered by SAAMCo, which invest in lower-risk large-cap stocks. In considering the continuation of the Subadvisory Agreements with both Third Avenue and J.P. Morgan with respect to the Focused Multi-Cap Value Portfolio, the Board considered that both managers had consistently demonstrated performance that satisfactory as compared to the Portfolio's relevant benchmarks and Peer Groups.

CONCLUSION

In reaching its decision to approve the Advisory and Subadvisory Agreements, the Board did not identify any single factor as being of principal significance, but based its recommendation on each of the factors considered. Based on the reviewed and after a full and complete discussion, the Board renewed the Advisory and Subadvisory Agreements with respect to each of Portfolios for a period of one year. The Board also approved the new Subadvisory Agreement between SAAMCo and Northern Trust with respect to the Focused Multi-Cap Value Portfolio. The Board noted that it would continue to carefully monitor the performance of the Portfolios and consider any recommendations made by SAAMCo in regards to Subadvisers' performance.

SUNAMERICA FOCUSED PORTFOLIOS

DIRECTOR AND OFFICER INFORMATION -- OCTOBER 31, 2005 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                            NUMBER OF
                                         TERM OF                                          PORTFOLIOS IN
                            POSITION    OFFICE AND                                            FUND                   OTHER
         NAME,             HELD WITH    LENGTH OF                                            COMPLEX             DIRECTORSHIPS
      ADDRESS AND          SUNAMERICA      TIME           PRINCIPAL OCCUPATIONS            OVERSEEN BY              HELD BY
     DATE OF BIRTH*         COMPLEX     SERVED(4)          DURING PAST 5 YEARS             DIRECTOR(1)            DIRECTOR(2)
------------------------  ------------  ----------  ----------------------------------  -----------------  -------------------------
DIRECTORS

Jeffrey S. Burum          Director      2004-       Founder and CEO of National                42          None
DOB: February 27, 1963                  present     Housing Development Corp. (January
                                                    2000 to present); Founder, Owner
                                                    and Partner of Colonies
                                                    Crossroads, Inc. (January 2000 to
                                                    present); Owner and Managing
                                                    Member of Diversified Pacific
                                                    Development Group, LLC (June 1990
                                                    to present).

Dr. Judith L. Craven      Director      2001-       Retired.                                   91          Director, A.G. Belo
DOB: October 6, 1945                    present                                                            Corporation (1992 to
                                                                                                           present); Director, Sysco
                                                                                                           Corporation (1996 to
                                                                                                           present); Director,
                                                                                                           Luby's, Inc. (1998 to
                                                                                                           present); Director,
                                                                                                           University of Texas Board
                                                                                                           of Regents (2001 to
                                                                                                           present).

William F. Devin          Director      2001-       Retired.                                   91          Member of the Board of
DOB: December 30, 1938                  present                                                            Governors, Boston Stock
                                                                                                           Exchange (1985 to
                                                                                                           present).

Samuel M. Eisenstat       Chairman      1986-       Attorney, solo practitioner.               52          Director, North European
DOB: March 7, 1940        of the        present                                                            Oil Royalty Trust.
                          Board

Stephen J. Gutman         Director      1986-       Associate, Corcoran Group (Real            52          None
DOB: May 10, 1943                       present     Estate) (October 2003-present);
                                                    Partner and Member of Managing
                                                    Directors, Beau Brummel-Soho LLC
                                                    (Licensing of menswear specialty
                                                    retailing and other activities)
                                                    (June 1988 to present)

Peter A. Harbeck(3)       Director      1995-       President, CEO and Director,               100         None
DOB: January 23, 1954                   present     SAAMCo. (August 1995 to present);
                                                    Director, AIG SunAmerica Capital
                                                    Services, Inc. ("SACS") (August
                                                    1993 to present) President and
                                                    CEO, AIG AdvisorGroup, Inc. (June
                                                    2004 to present)

William J. Shea           Director      2004-       President and CEO, Conseco, Inc.           52          Chairman of the Board,
DOB: February 9, 1948                   present     (Financial Services) (2001-2004);                      Royal and SunAlliance,
                                                    Chairman of the Board of                               U.S.A., Inc. (March 2005
                                                    Centennial Technologies, Inc.                          to present); Director,
                                                    (1998 to 2001); Vice Chairman,                         Boston Private Holdings
                                                    Bank Boston Corp. (1993-1998)                          (October 2004 to present)

                                                                                            NUMBER OF
                                         TERM OF                                          PORTFOLIOS IN
                            POSITION    OFFICE AND                                            FUND                   OTHER
         NAME,             HELD WITH    LENGTH OF                                            COMPLEX             DIRECTORSHIPS
      ADDRESS AND          SUNAMERICA      TIME           PRINCIPAL OCCUPATIONS            OVERSEEN BY              HELD BY
     DATE OF BIRTH*         COMPLEX     SERVED(4)          DURING PAST 5 YEARS             DIRECTOR(1)            DIRECTOR(2)
------------------------  ------------  ----------  ----------------------------------  -----------------  -------------------------
OFFICERS

Vincent M. Marra          President     2004-       Senior Vice President and Chief            N/A         N/A
DOB: May 28, 1950                       present     Operating Officer, SAAMCo
                                                    (February 2003 to Present); Chief
                                                    Administrative Officer, Chief
                                                    Operating Officer and Chief
                                                    Financial Officer, Carret & Co.,
                                                    LLC (June 2002 to February 2003);
                                                    President and Chief Operating
                                                    Officer, Bowne Digital Solutions
                                                    (1999 to May 2002)

Donna M. Handel           Treasurer     2002-       Assistant Treasurer (1993 to               N/A         N/A
DOB: June 25, 1966                      present     2002); Senior Vice President,
                                                    SAAMCo (December 2004 to Present);
                                                    Vice President, SAAMCo (1997 to
                                                    December 2004)

Gregory N. Bressler       Secretary     September   Senior Vice President and General          N/A         N/A
DOB: November 17, 1966    and Chief     2005 to     Counsel, SAAMCo (June 2005 to
                          Legal         Present     Present); Vice President and
                          Officer                   Director of U.S. Asset Management
                                                    Compliance, Goldman Sachs Asset
                                                    Management, L.P. (June 2004 to
                                                    June 2005); Deputy General
                                                    Counsel, Credit Suisse Asset
                                                    Management, LLC. (June 2002-June
                                                    2004; Vice President and Counsel,
                                                    Credit Suisse Asset Management,
                                                    LLC (January 2000-June 2002).

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund (1 fund), SunAmerica Focused Alpha Large-Cap Fund (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (6 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.
(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan as discussed in Note 10 of the financial statements.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Focused Series, Inc. is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended October 31, 2005. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under a separate cover in January 2006.

                                                                NET LONG-TERM
PORTFOLIO                                                       CAPITAL GAINS
---------                                                       -------------
Focused Equity Strategy                                         $   2,082,392
Focused Multi-Asset Strategy                                          266,043
Focused Balanced Strategy                                           5,052,091
Focused Fixed Income and Equity Strategy                              859,186
Focused Fixed Income Strategy                                          64,608
Focused Large-Cap Growth                                                   --
Focused Multi-Cap Growth                                                   --
Focused Mid-Cap Growth                                                     --
Focused Small-Cap Growth                                                   --
Focused Large-Cap Value                                             3,329,443
Focused Multi-Cap Value                                                    --
Focused Mid-Cap Value                                                      --
Focused Small-Cap Value                                            27,916,331
Focused Growth and Income                                                  --
Focused International Equity                                        3,514,531
Focused Technology                                                         --
Dividend Strategy                                                          --

For the year ended October 31, 2005, the percentage of the dividends paid from ordinary income for the following portfolios qualified for the 70% dividends received deductions for corporations.

PORTFOLIO                                                         PERCENTAGE
---------                                                        ------------
Focused Equity Strategy                                                 80.18%
Focused Multi-Asset Strategy                                            68.62
Focused Balanced Strategy                                               47.89
Focused Fixed Income and Equity Strategy                                 1.72
Focused Fixed Income Strategy                                            0.27
Focused Large-Cap Value                                                100.00
Focused Small-Cap Value                                                  0.47
Focused Dividend Strategy                                              100.00

The Focused International Equity Portfolio intends to make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended October 31, 2005 was $228,526. The gross foreign source income for the information reporting is $7,577,552.

For the year ended October 31, 2005, certain dividends paid by Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Portfolio, and Focused Fixed Income Portfolio may be subject to a maximun tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximun amount that may be considered qualified dividend income:

PORTFOLIO                                                           AMOUNT
---------                                                       -------------
Focused Equity Strategy                                         $   4,487,404
Focused Multi-Asset Strategy                                        5,278,619
Focused Balanced Strategy                                           6,960,603
Focused Fixed Income and Equity Strategy                            2,962,084
Focused Fixed Income Strategy                                       1,601,767
Focused Large-Cap Value                                               900,327
Focused Small-Cap Value                                            31,939,181
Focused International Equity                                        5,847,500
Focused Dividend Strategy                                           3,393,345

COMPARISONS: PORTFOLIOS VS. THE INDEXES -- (UNAUDITED)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Focused Portfolios to a similar investment in an index or indices. Please note that "inception" as used herein reflects the date on which a specific class of Portfolios commenced operations. It is important to note that the SunAmerica Focused Portfolios are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Portfolio which has been in existence the longest. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

FOCUSED EQUITY STRATEGY PORTFOLIO CLASS C returned 12.58% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 10.60% for the same period. The Portfolio also outperformed the Lipper Multi-Cap Core Funds Category, representing its peer group, which posted 10.50% over the same period.*

The Portfolio continued to provide the building blocks of a complete equity allocation, diversification of management, research styles and risk/return parameters as well as attention to style drift and stock overlap. Of course, the Portfolio was affected during the annual period by broad economic and market trends and by the results from its underlying investments in a mandated allocation of SunAmerica Focused Portfolios.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The equity markets were, in our view, sensitive to interest rate trends during the annual period. Heightened inflation concerns and the possibility of a constrained money supply added an element of uncertainty--and volatility--to the markets. However, these concerns were not unexpected given the role that added liquidity has played in an uneven, but successively advancing, stock market trend, which arguably began in the early 1990s. Indeed, the Federal Reserve Board has been well aware of this relationship when implementing monetary policy. For more than a year now, the Fed has increased short-term interest rates in a measured fashion and at a scheduled pace that has allowed the markets to price in the effects of such tightening. To date, investors have adapted to this overall approach by the Fed, but also continue to question when this tightening trend will stop. In addition to interest rate trends, the equity markets had to absorb an array of macro-level events over the fiscal year--including higher energy prices, heightened inflation expectations and the devastation caused by Hurricanes Katrina and Rita. While these events have yet to stifle economic growth, we believe they may be disruptive to its staying power.

All of these sensitivities and concerns led to a preference by stock investors for higher quality companies with strong fundamentals and balance sheets during the fiscal year. This sentiment generally favored the Focused Equity Strategy Portfolio's underlying selections. Through its underlying mutual fund investments, the Portfolio's relative results were helped by an overweighted exposure to international equities. International equities measurably outpaced U.S. stocks for the annual period, particularly emerging market stocks. The Portfolio's relative results were further boosted by its underlying investments in large-cap growth, large-cap value and small-cap growth mutual funds. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United Status and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Equity Strategy Portfolio Class C shares would have increased to $14,838. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $14,837.

[CHART]

                         FOCUSED EQUITY     RUSSELL 3000
                        STRATEGY CLASS C       INDEX
11/7/2002                  $  10,000         $  10,000
11/30/2002                 $  10,392         $  10,503
12/31/2002                 $   9,855         $   9,909
1/31/2003                  $   9,679         $   9,667
2/28/2003                  $   9,519         $   9,508
3/31/2003                  $   9,567         $   9,608
4/30/2003                  $  10,399         $  10,392
5/31/2003                  $  11,184         $  11,019
6/30/2003                  $  11,376         $  11,168
7/31/2003                  $  11,632         $  11,424
8/31/2003                  $  12,040         $  11,678
9/30/2003                  $  11,944         $  11,551
10/31/2003                 $  12,673         $  12,250
11/30/2003                 $  12,961         $  12,418
12/31/2003                 $  13,403         $  12,987
1/31/2004                  $  13,587         $  13,257
2/29/2004                  $  13,715         $  13,436
3/31/2004                  $  13,651         $  13,277
4/30/2004                  $  13,267         $  13,002
5/31/2004                  $  13,443         $  13,191
6/30/2004                  $  13,691         $  13,453
7/31/2004                  $  12,939         $  12,944
8/31/2004                  $  12,859         $  12,998
9/30/2004                  $  13,043         $  13,198
10/31/2004                 $  13,179         $  13,414
11/30/2004                 $  13,820         $  14,038
12/31/2004                 $  14,506         $  14,538
1/31/2005                  $  14,005         $  14,151
2/28/2005                  $  14,417         $  14,462
3/31/2005                  $  14,126         $  14,218
4/30/2005                  $  13,593         $  13,909
5/31/2005                  $  14,239         $  14,436
6/30/2005                  $  14,369         $  14,537
7/31/2005                  $  14,999         $  15,133
8/31/2005                  $  15,007         $  14,989
9/30/2005                  $  15,169         $  15,120
10/31/2005                 $  14,838         $  14,837

                             CLASS A                CLASS B               CLASS C++               CLASS I
                       --------------------   --------------------   --------------------   --------------------
                       AVERAGE                AVERAGE                AVERAGE                AVERAGE
FOCUSED EQUITY         ANNUAL    CUMULATIVE   ANNUAL    CUMULATIVE   ANNUAL    CUMULATIVE   ANNUAL    CUMULATIVE
STRATEGY PORTFOLIO     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
--------------------  --------   ----------   -------   ----------   -------   ----------   -------   ----------
1 year return           6.75%      13.28%      8.58%      12.58%       11.58%    12.58%     13.33%      13.33%
5 year return            N/A         N/A        N/A         N/A          N/A       N/A        N/A         N/A
10 year return           N/A         N/A        N/A         N/A          N/A       N/A        N/A         N/A
Since Inception*       12.66%      51.33%     13.37%      48.37%       14.15%    48.38%      5.71%       9.83%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 02/23/04
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Equity Strategy Portfolio Class C returned 11.58% compared to 10.60% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO CLASS C returned 10.44% (excluding sales charge) for the 12 months ended October 31, 2005. This modestly underperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 10.60% for the same period. The Portfolio also slightly underperformed the Lipper Multi-Cap Core Funds Category, representing its peer group, which posted 10.50% over the same period.*

The Portfolio continued to provide the opportunity to hold a broad range of 10 asset classes in a straight-forward, disciplined way to help reduce investment volatility and smooth out portfolio returns from year to year. Of course, the Portfolio was affected during the annual period by broad economic and market trends and by mixed results from its underlying investments in a mandated allocation of SunAmerica Focused Portfolios and SunAmerica Income Funds.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The equity and fixed income markets were, in our view, sensitive to interest rate trends during the annual period. Heightened inflation concerns and the possibility of a constrained money supply added an element of uncertainty--and volatility--to the markets. However, these concerns were not unexpected given the role that added liquidity has played in an uneven, but successively advancing, stock market trend, which arguably began in the early 1990s. The availability of liquidity also helped to lessen creditors' concerns and led to historically narrow yield spreads in the fixed income markets. Indeed, the Federal Reserve Board has been well aware of these relationships when implementing monetary policy. For more than a year now, the Fed has increased short-term interest rates in a measured fashion and at a scheduled pace that has allowed the markets to price in the effects of such tightening. To date, investors have adapted to this overall approach by the Fed, but also continue to question when this tightening trend will stop. In addition to interest rate trends, the equity and fixed income markets had to absorb an array of macro-level events over the fiscal year--including higher energy prices, heightened inflation expectations and the devastation caused by Hurricanes Katrina and Rita. While these events have yet to stifle economic growth, we believe they may be disruptive to its staying power.

Focused Multi-Asset Strategy Portfolio's mandated fixed income allocation placed it at a relative disadvantage to the all-equity Russell 3000 Index. Through its underlying fixed income mutual fund investments, the Portfolio's exposure to mortgage-backed securities, which were affected by advancing interest rates, especially detracted. However, this was more than offset by the Portfolio's overweighted allocation to equities, particularly its underlying investments in large-cap value stock, large-cap growth stock and international stock funds, which benefited its relative results. The Portfolio's underlying investments in small-cap growth and multi-cap growth equity mutual funds also contributed to relative gains, though more modestly. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United Status and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Multi-Asset Strategy Portfolio Class C shares would have increased to $14,031. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $14,837.

[CHART]

              FOCUSED MULTI-ASSET
                STRATEGY CLASS C   RUSSELL 3000 INDEX
11/7/2002         $  10,000           $  10,000
11/30/2002        $  10,168           $  10,503
12/31/2002        $   9,812           $   9,909
1/31/2003         $   9,652           $   9,667
2/28/2003         $   9,516           $   9,508
3/31/2003         $   9,572           $   9,608
4/30/2003         $  10,205           $  10,392
5/31/2003         $  10,854           $  11,019
6/30/2003         $  10,998           $  11,168
7/31/2003         $  11,142           $  11,424
8/31/2003         $  11,495           $  11,678
9/30/2003         $  11,463           $  11,551
10/31/2003        $  12,007           $  12,250
11/30/2003        $  12,239           $  12,418
12/31/2003        $  12,561           $  12,987
1/31/2004         $  12,777           $  13,257
2/29/2004         $  12,929           $  13,436
3/31/2004         $  12,873           $  13,277
4/30/2004         $  12,473           $  13,002
5/31/2004         $  12,593           $  13,191
6/30/2004         $  12,833           $  13,453
7/31/2004         $  12,288           $  12,944
8/31/2004         $  12,304           $  12,998
9/30/2004         $  12,521           $  13,198
10/31/2004        $  12,705           $  13,414
11/30/2004        $  13,258           $  14,038
12/31/2004        $  13,797           $  14,538
1/31/2005         $  13,482           $  14,151
2/28/2005         $  13,789           $  14,462
3/31/2005         $  13,539           $  14,218
4/30/2005         $  13,192           $  13,909
5/31/2005         $  13,700           $  14,436
6/30/2005         $  13,853           $  14,537
7/31/2005         $  14,265           $  15,133
8/31/2005         $  14,257           $  14,989
9/30/2005         $  14,362           $  15,120
10/31/2005        $  14,031           $  14,837

                                                   CLASS A                  CLASS B                CLASS C++
                                           ---------------------    ---------------------    ---------------------
                                           AVERAGE                  AVERAGE                  AVERAGE
                                           ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO     RETURN      RETURN+      RETURN      RETURN+      RETURN      RETURN+
--------------------------------------     -------    ----------    -------    ----------    -------    ----------
1 year return                                4.78%      11.20%       6.37%       10.37%       9.44%       10.44%
5 year return                                 N/A         N/A         N/A          N/A         N/A         N/A
10 year return                                N/A         N/A         N/A          N/A         N/A         N/A
Since Inception*                            10.55%      43.06%      11.20%       40.23%      12.03%       40.31%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Multi-Asset Strategy Portfolio Class C returned 9.44% compared to 10.60% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED BALANCED STRATEGY PORTFOLIO CLASS C returned 8.52% (excluding sales charge) for the 12 months ended October 31, 2005. This underperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 10.60% for the same period. However, the Portfolio outperformed the Lipper Balanced Funds Category, representing its peer group, which posted 6.81% over the same period.*

The Portfolio was affected during the annual period by broad economic and market trends and by mixed results from its underlying investments in a mandated allocation of SunAmerica Focused Portfolios and SunAmerica Income Funds. It continued to provide diversification of management, research styles and risk/return parameters as well as attention to style drift.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The equity and fixed income markets were, in our view, sensitive to interest rate trends during the annual period. Heightened inflation concerns and the possibility of a constrained money supply added an element of uncertainty--and volatility--to the markets. However, these concerns were not unexpected given the role that added liquidity has played in an uneven, but successively advancing, stock market trend, which arguably began in the early 1990s. The availability of liquidity also helped to lessen creditors' concerns and led to historically narrow yield spreads in the fixed income markets. Indeed, the Federal Reserve Board has been well aware of these relationships when implementing monetary policy. For more than a year now, the Fed has increased short-term interest rates in a measured fashion and at a scheduled pace that has allowed the markets to price in the effects of such tightening. To date, investors have adapted to this overall approach by the Fed, but also continue to question when this tightening trend will stop. In addition to interest rate trends, the equity and fixed income markets had to absorb an array of macro-level events over the fiscal year--including higher energy prices, heightened inflation expectations and the devastation caused by Hurricanes Katrina and Rita. While these events have yet to stifle economic growth, we believe they may be disruptive to its staying power.

Focused Balanced Strategy Portfolio's mandated fixed income allocation--about one-third of its overall net assets--placed it at a relative disadvantage to the all-equity Russell 3000 Index. Fixed income securities, as an asset class, lagged equities, in part due to interest rate increases. At the same time, equities benefited from a relatively positive corporate earnings environment. Through its underlying mutual fund investments, the Portfolio's relative results were especially helped by an overweighted exposure to international equities. International equities measurably outpaced U.S. stocks for the annual period, particularly emerging market stocks. The Portfolio's underlying investments in large-cap growth, large-cap value and small-cap growth equity mutual funds also contributed to relative gains. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United Status and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Balanced Strategy Portfolio Class C shares would have increased to $13,458. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $14,837.

[CHART]

               FOCUSED BALANCED
               STRATEGY CLASS C    RUSSELL 3000 INDEX
11/7/2002         $  10,000           $  10,000
11/30/2002        $  10,248           $  10,503
12/31/2002        $   9,966           $   9,909
1/31/2003         $   9,894           $   9,667
2/28/2003         $   9,822           $   9,508
3/31/2003         $   9,846           $   9,608
4/30/2003         $  10,415           $  10,392
5/31/2003         $  11,000           $  11,019
6/30/2003         $  11,129           $  11,168
7/31/2003         $  11,137           $  11,424
8/31/2003         $  11,441           $  11,678
9/30/2003         $  11,465           $  11,551
10/31/2003        $  11,906           $  12,250
11/30/2003        $  12,091           $  12,418
12/31/2003        $  12,406           $  12,987
1/31/2004         $  12,550           $  13,257
2/29/2004         $  12,663           $  13,436
3/31/2004         $  12,648           $  13,277
4/30/2004         $  12,295           $  13,002
5/31/2004         $  12,383           $  13,191
6/30/2004         $  12,567           $  13,453
7/31/2004         $  12,141           $  12,944
8/31/2004         $  12,157           $  12,998
9/30/2004         $  12,280           $  13,198
10/31/2004        $  12,401           $  13,414
11/30/2004        $  12,771           $  14,038
12/31/2004        $  13,237           $  14,538
1/31/2005         $  12,950           $  14,151
2/28/2005         $  13,180           $  14,462
3/31/2005         $  12,963           $  14,218
4/30/2005         $  12,684           $  13,909
5/31/2005         $  13,119           $  14,436
6/30/2005         $  13,215           $  14,537
7/31/2005         $  13,577           $  15,133
8/31/2005         $  13,626           $  14,989
9/30/2005         $  13,689           $  15,120
10/31/2005        $  13,458           $  14,837

                              CLASS A                   CLASS B                  CLASS C++                CLASS I
                       ---------------------    ---------------------    ---------------------    ---------------------
                       AVERAGE                  AVERAGE                  AVERAGE                  AVERAGE
FOCUSED BALANCED       ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
STRATEGY PORTFOLIO     RETURN      RETURN+      RETURN      RETURN+      RETURN      RETURN+      RETURN      RETURN+
------------------     -------    ----------    -------    ----------    -------    ----------    -------    ----------
1 year return           2.95%        9.23%       4.47%        8.47%        7.52%       8.52%       9.22%       9.22%
5 year return            N/A          N/A         N/A          N/A          N/A         N/A         N/A         N/A
10 year return           N/A          N/A         N/A          N/A          N/A         N/A         N/A         N/A
Since Inception*        8.97%       37.04%       9.58%       34.34%       10.48%      34.58%       4.57%       7.84%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 02/23/04.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Balanced Strategy Portfolio Class C returned 7.52% compared to 10.60% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO CLASS A returned 5.87% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, which posted a total return of 1.13% for the same period. However, the Portfolio underperformed the Lipper Flexible Portfolio Funds Category, representing its peer group, which posted 8.23% over the same period.*

The Portfolio continued to provide a straight-forward solution to asset allocation through diversification of management, research styles and risk/return parameters as well as attention to style drift. Of course, the Portfolio was affected during the annual period by broad economic and market trends and by the results from its underlying investments in a mandated allocation of SunAmerica Focused Portfolios and SunAmerica Income Funds.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The equity and fixed income markets were, in our view, sensitive to interest rate trends during the annual period. Heightened inflation concerns and the possibility of a constrained money supply added an element of uncertainty--and volatility--to the markets. However, these concerns were not unexpected given the role that added liquidity has played in an uneven, but successively advancing, stock market trend, which arguably began in the early 1990s. The availability of liquidity also helped to lessen creditors' concerns and led to historically narrow yield spreads in the fixed income markets. Indeed, the Federal Reserve Board has been well aware of these relationships when implementing monetary policy. For more than a year now, the Fed has increased short-term interest rates in a measured fashion and at a scheduled pace that has allowed the markets to price in the effects of such tightening. To date, investors have adapted to this overall approach by the Fed, but also continue to question when this tightening trend will stop. In addition to interest rate trends, the equity and fixed income markets had to absorb an array of macro-level events over the fiscal year--including higher energy prices, heightened inflation expectations and the devastation caused by Hurricanes Katrina and Rita. While these events have yet to stifle economic growth, we believe they may be disruptive to its staying power.

Focused Fixed Income and Equity Strategy Portfolio benefited in relative terms from having an equity exposure, as the Portfolio uses a pure fixed income benchmark. Equities benefited from a mostly positive corporate earnings environment. Relatively good business conditions and corporate earnings also helped higher yielding corporate bonds. Indeed, yield spreads between corporate bonds and U.S. Treasuries were at historically narrow levels during the annual period. Within its underlying equity mutual fund investments, the Portfolio's overweighted position in international equities was a positive relative contributor. International equities measurably outpaced U.S. stocks for the annual period. The Portfolio's relative results were further boosted by its underlying investments in large-cap growth and large-cap value mutual funds. Underlying mutual fund investments in high yield bonds, and to a lesser extent in mortgage-backed securities, also contributed. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Lehman Brothers Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Fixed Income and Equity Strategy Portfolio Class A shares would have increased to $11,604. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index would be valued at $11,131.

[CHART]

               FOCUSED FIXED INCOME AND    LEHMAN BROTHERS
               EQUITY STRATEGY CLASS A#  AGGREGATE BOND INDEX
11/7/2002             $   9,427              $  10,000
11/30/2002            $   9,517              $   9,939
12/31/2002            $   9,445              $  10,144
1/31/2003             $   9,445              $  10,153
2/28/2003             $   9,468              $  10,293
3/31/2003             $   9,468              $  10,285
4/30/2003             $   9,825              $  10,370
5/31/2003             $  10,190              $  10,564
6/30/2003             $  10,256              $  10,543
7/31/2003             $  10,012              $  10,188
8/31/2003             $  10,180              $  10,256
9/30/2003             $  10,357              $  10,527
10/31/2003            $  10,518              $  10,429
11/30/2003            $  10,602              $  10,454
12/31/2003            $  10,850              $  10,560
1/31/2004             $  10,950              $  10,645
2/29/2004             $  11,020              $  10,761
3/31/2004             $  11,026              $  10,841
4/30/2004             $  10,755              $  10,559
5/31/2004             $  10,763              $  10,517
6/30/2004             $  10,857              $  10,576
7/31/2004             $  10,724              $  10,681
8/31/2004             $  10,833              $  10,885
9/30/2004             $  10,875              $  10,914
10/31/2004            $  10,961              $  11,006
11/30/2004            $  11,103              $  10,918
12/31/2004            $  11,382              $  11,019
1/31/2005             $  11,285              $  11,088
2/28/2005             $  11,366              $  11,022
3/31/2005             $  11,244              $  10,966
4/30/2005             $  11,203              $  11,114
5/31/2005             $  11,439              $  11,234
6/30/2005             $  11,481              $  11,296
7/31/2005             $  11,620              $  11,193
8/31/2005             $  11,759              $  11,336
9/30/2005             $  11,736              $  11,220
10/31/2005            $  11,604              $  11,131

                                       CLASS A                   CLASS B                 CLASS C++                CLASS I
                               ----------------------    ---------------------    ---------------------    ---------------------
                               AVERAGE                   AVERAGE                  AVERAGE                  AVERAGE
FOCUSED FIXED INCOME AND       ANNUAL      CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
EQUITY STRATEGY PORTFOLIO      RETURN        RETURN+     RETURN       RETURN+     RETURN       RETURN+     RETURN       RETURN+
-------------------------      -------     ----------    -------    ----------    -------    ----------    -------    ----------
1 year return                  (0.21)%        5.87%       1.18%        5.18%       4.18%        5.18%       5.97%       5.97%
5 year return                    N/A           N/A         N/A          N/A         N/A          N/A         N/A         N/A
10 year return                   N/A           N/A         N/A          N/A         N/A          N/A         N/A         N/A
Since Inception*                5.12%        23.10%       5.63%       20.72%       6.52%       20.72%       5.49%       7.31%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 07/06/04.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Fixed Income and Equity Strategy Portfolio Class A returned (0.21)% compared to 1.13% for the Lehman Brothers Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO CLASS C returned 2.20% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, which posted a total return of 1.13% for the same period. The Portfolio also outperformed the Lipper General Bond Funds Category, representing its peer group, which posted 1.57% over the same period.*

The Portfolio's absolute returns were affected somewhat during the annual period by broad economic and market trends. However, the Portfolio's relative returns were strong based on the results from its underlying investments in a mandated allocation of SunAmerica Focused Portfolios and SunAmerica Income Funds. Throughout, the Portfolio continued to provide diversification of management, research styles and risk/return parameters as well as attention to style drift.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The equity and fixed income markets were, in our view, sensitive to interest rate trends during the annual period. Heightened inflation concerns and the possibility of a constrained money supply added an element of uncertainty--and volatility--to the markets. However, these concerns were not unexpected given the role that added liquidity has played in an uneven, but successively advancing, stock market trend, which arguably began in the early 1990s. The availability of liquidity also helped to lessen creditors' concerns and led to historically narrow yield spreads in the fixed income markets. Indeed, the Federal Reserve Board has been well aware of these relationships when implementing monetary policy. For more than a year now, the Fed has increased short-term interest rates in a measured fashion and at a scheduled pace that has allowed the markets to price in the effects of such tightening. To date, investors have adapted to this overall approach by the Fed, but also continue to question when this tightening trend will stop. In addition to interest rate trends, the equity and fixed income markets had to absorb an array of macro-level events over the fiscal year--including higher energy prices, heightened inflation expectations and the devastation caused by Hurricanes Katrina and Rita. While these events have yet to stifle economic growth, we believe they may be disruptive to its staying power.

Focused Fixed Income Strategy Portfolio benefited from the strong performance of its underlying high yield corporate bond mutual fund investment. Continued economic growth as well as a generally positive business and corporate earnings environment favored higher yielding corporate bonds. Indeed, yield spreads between corporate bonds and U.S. Treasuries were at historically narrow levels during the annual period. Through its underlying mutual fund investments, the Portfolio's significantly overweighted position in mortgage-backed securities added relative value, too, but to a lesser extent. Finally, its underlying equity mutual fund investment exposure helped the Portfolio's relative performance as compared with its pure fixed income benchmark. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Lehman Brothers Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Fixed Income Strategy Portfolio Class C shares would have increased to $11,292. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index would be valued at $11,131.

[CHART]

                FOCUSED FIXED INCOME      LEHMAN BROTHERS
                 STRATEGY CLASS C       AGGREGATE BOND INDEX
11/7/2002            $  10,000               $  10,000
11/30/2002           $   9,992               $   9,939
12/31/2002           $  10,074               $  10,144
1/31/2003            $  10,074               $  10,153
2/28/2003            $  10,146               $  10,293
3/31/2003            $  10,171               $  10,285
4/30/2003            $  10,360               $  10,370
5/31/2003            $  10,589               $  10,564
6/30/2003            $  10,616               $  10,543
7/31/2003            $  10,201               $  10,188
8/31/2003            $  10,304               $  10,256
9/30/2003            $  10,587               $  10,527
10/31/2003           $  10,569               $  10,429
11/30/2003           $  10,617               $  10,454
12/31/2003           $  10,765               $  10,560
1/31/2004            $  10,861               $  10,645
2/29/2004            $  10,939               $  10,761
3/31/2004            $  10,983               $  10,841
4/30/2004            $  10,691               $  10,559
5/31/2004            $  10,637               $  10,517
6/30/2004            $  10,714               $  10,576
7/31/2004            $  10,748               $  10,681
8/31/2004            $  10,922               $  10,885
9/30/2004            $  10,952               $  10,914
10/31/2004           $  11,059               $  11,006
11/30/2004           $  11,099               $  10,918
12/31/2004           $  11,265               $  11,019
1/31/2005            $  11,262               $  11,088
2/28/2005            $  11,248               $  11,022
3/31/2005            $  11,144               $  10,966
4/30/2005            $  11,215               $  11,114
5/31/2005            $  11,346               $  11,234
6/30/2005            $  11,398               $  11,296
7/31/2005            $  11,397               $  11,193
8/31/2005            $  11,510               $  11,336
9/30/2005            $  11,415               $  11,220
10/31/2005           $  11,292               $  11,131

                                                   CLASS A                  CLASS B                   CLASS C++
                                           ----------------------    ----------------------    ---------------------
                                           AVERAGE                   AVERAGE                   AVERAGE
                                           ANNUAL      CUMULATIVE    ANNUAL      CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED FIXED INCOME STRATEGY PORTFOLIO    RETURN        RETURN+     RETURN        RETURN+     RETURN       RETURN+
---------------------------------------    -------     ----------    -------     ----------    -------    ----------
1 year return                              (3.10)%        2.78%      (1.79)%        2.12%       1.22%        2.20%
5 year return                                N/A           N/A         N/A           N/A         N/A          N/A
10 year return                               N/A           N/A         N/A           N/A         N/A          N/A
Since Inception*                            2.77%        15.07%       3.22%        12.90%       4.16%       12.92%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Fixed Income Strategy Portfolio Class C returned 1.22% compared to 1.13% for the Lehman Brothers Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED LARGE-CAP GROWTH PORTFOLIO CLASS B returned 11.59% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the Russell 1000 Growth Index, which posted a total return of 8.81% for the same period. The Portfolio also outperformed the Lipper Large-Cap Growth Category, representing its peer group, which posted 10.06% over the same period.*

Relatively good business conditions and corporate earnings, combined with investors' attraction to higher-quality companies with strong balance sheets and fundamentals, generally favored the Portfolio managers' selections. The Portfolio's outperformance of both its benchmark and its peers is particularly notable given that throughout the annual period, the equity markets put a premium on small-cap and mid-cap stocks. In addition, value stocks across all market capitalizations outperformed their growth counterparts. Therefore, the Portfolio's inherent large-cap, growth-oriented focus was a detriment to its relative performance results. The Portfolio continued to offer investors the opportunity to invest in larger, highly recognizable companies with established businesses, which have historically generated consistent earnings.

For the Portfolio as a whole, security selection was the primary contributor to performance. Some of the Portfolio's best individual stock contributors included Genentech and UnitedHealth Group in health care, Apple Computer, Microsoft and Electronic Arts in technology, Aflac and SLM in finance and Lennar in residential construction. From a sector perspective, overweighted positions in health care and industrial services benefited relative performance, as both sectors outperformed the Russell 1000 Growth Index. A slightly underweighted position in technology services also helped relative results, as this industry within the information technology sector underperformed the benchmark index.

BELOW, DAN CHUNG AND TEAM, PORTFOLIO MANAGERS AT ALGER ASSET MANAGEMENT, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The year ended October 31, 2005 was a solid but volatile period for most equity indices. The annual period got off to a strong start as positive momentum that began in October of 2004 continued into November. With the smooth re-election of President Bush, better-than-expected consumer spending and merger activity on the rise, investors found good reason to buy. Despite the interest rate hikes by the Federal Reserve Board in November and December, optimism seemed to be trumping fear and uncertainty as the new year approached. However, the equity markets declined during the first quarter of 2005, in spite of a positive outlook for corporate earnings and ample signs of continued economic growth. Concerns about inflation, rising interest rates, shrinking profit margins and higher oil prices dampened investor enthusiasm. The second quarter of 2005 was positive for most U.S. stock indices. Corporations generated impressive earnings, and the economy grew at a healthy rate. Overall, during the third quarter, the markets headed upward, with most of the rally in July, though much of these gains dissipated in late August and September due to the devastation caused by Hurricanes Katrina and Rita. Many analysts used the opportunity to announce an imminent halt to consumer spending growth, but those concerns were, we believe, overblown. Still, in October, the markets sold off.

Our portion of the Portfolio benefited most from strong security selection in the information technology sector. Stock selection in the industrials, health care and consumer discretionary sectors proved effective as well. We saw disappointing returns from securities within financials and materials, but modest exposure to these sectors minimized their effect on performance. At the stock level, positions in Apple Computer, Transocean and WellPoint contributed most positively to our portion of the Portfolio's performance. Conversely, positions in Lyondell Chemical, News Corp. and Avaya detracted most from relative results. Sector selection had a slightly negative effect on our portion of the Portfolio's relative performance through the 12-month period. An overweighted position in the relatively strong-performing energy sector benefited relative results. However, an underweighted position in the relatively strong-performing health care sector and an overweighted allocation to the relatively weak consumer discretionary sector detracted.

----------
* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Large-Cap Growth Portfolio Class B shares would have increased to $14,037. The same amount invested in securities mirroring the performance of the Russell 1000 Growth Index would be valued at $9,870.

[CHART]

            FOCUSED LARGE-CAP     RUSSELL 1000
            GROWTH CLASS B        GROWTH INDEX
6/8/98          $  10,000           $  10,000
6/30/98         $  10,456           $  10,350
7/31/98         $  10,616           $  10,281
8/31/98         $   8,920           $   8,738
9/30/98         $   9,656           $   9,410
10/31/98        $  10,048           $  10,166
11/30/98        $  10,856           $  10,939
12/31/98        $  12,136           $  11,926
1/31/99         $  13,152           $  12,626
2/28/99         $  12,488           $  12,049
3/31/99         $  13,280           $  12,684
4/30/99         $  13,400           $  12,700
5/31/99         $  12,920           $  12,309
6/30/99         $  14,384           $  13,172
7/31/99         $  14,072           $  12,753
8/31/99         $  14,152           $  12,961
9/30/99         $  14,536           $  12,689
10/31/99        $  15,240           $  13,648
11/30/99        $  16,360           $  14,384
12/31/99        $  19,130           $  15,880
1/31/2000       $  18,415           $  15,135
2/29/2000       $  20,649           $  15,875
3/31/2000       $  20,858           $  17,011
4/30/2000       $  19,259           $  16,202
5/31/2000       $  17,845           $  15,386
6/30/2000       $  19,323           $  16,552
7/31/2000       $  18,656           $  15,862
8/31/2000       $  20,328           $  17,298
9/30/2000       $  18,464           $  15,662
10/31/2000      $  16,985           $  14,921
11/30/2000      $  15,370           $  12,721
12/31/2000      $  15,379           $  12,319
1/31/2001       $  15,461           $  13,170
2/28/2001       $  14,020           $  10,934
3/31/2001       $  13,167           $   9,744
4/30/2001       $  14,203           $  10,977
5/31/2001       $  14,401           $  10,815
6/30/2001       $  13,639           $  10,565
7/31/2001       $  13,399           $  10,300
8/31/2001       $  12,389           $   9,458
9/30/2001       $  11,403           $   8,514
10/31/2001      $  11,834           $   8,961
11/30/2001      $  13,002           $   9,821
12/31/2001      $  13,093           $   9,803
1/31/2002       $  12,795           $   9,630
2/28/2002       $  12,273           $   9,230
3/31/2002       $  12,770           $   9,549
4/30/2002       $  12,464           $   8,770
5/31/2002       $  12,331           $   8,558
6/30/2002       $  11,693           $   7,766
7/31/2002       $  10,352           $   7,339
8/31/2002       $  10,435           $   7,361
9/30/2002       $   9,747           $   6,598
10/31/2002      $  10,269           $   7,203
11/30/2002      $  10,691           $   7,594
12/31/2002      $   9,896           $   7,070
1/31/2003       $   9,847           $   6,898
2/28/2003       $   9,789           $   6,866
3/31/2003       $   9,913           $   6,994
4/30/2003       $  10,716           $   7,511
5/31/2003       $  11,553           $   7,886
6/30/2003       $  11,751           $   7,995
7/31/2003       $  12,215           $   8,194
8/31/2003       $  12,621           $   8,397
9/30/2003       $  12,430           $   8,308
10/31/2003      $  13,308           $   8,774
11/30/2003      $  13,441           $   8,866
12/31/2003      $  13,888           $   9,173
1/31/2004       $  13,913           $   9,360
2/29/2004       $  14,037           $   9,419
3/31/2004       $  13,979           $   9,245
4/30/2004       $  13,507           $   9,137
5/31/2004       $  13,789           $   9,308
6/30/2004       $  13,797           $   9,424
7/31/2004       $  12,737           $   8,891
8/31/2004       $  12,480           $   8,847
9/30/2004       $  12,853           $   8,931
10/31/2004      $  12,571           $   9,071
11/30/2004      $  13,159           $   9,383
12/31/2004      $  14,012           $   9,751
1/31/2005       $  13,432           $   9,425
2/28/2005       $  13,482           $   9,526
3/31/2005       $  13,234           $   9,352
4/30/2005       $  12,960           $   9,174
5/31/2005       $  13,673           $   9,618
6/30/2005       $  13,432           $   9,582
7/31/2005       $  14,294           $  10,051
8/31/2005       $  14,244           $   9,921
9/30/2005       $  14,236           $   9,967
10/31/2005      $  14,037           $   9,870

                               CLASS A                  CLASS B                CLASS C++                  CLASS Z
                       ---------------------    ---------------------    ---------------------    ---------------------
                       AVERAGE                  AVERAGE                  AVERAGE                  AVERAGE
FOCUSED LARGE-CAP      ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
GROWTH PORTFOLIO       RETURN       RETURN+     RETURN       RETURN+     RETURN       RETURN+     RETURN       RETURN+
-----------------      -------    ----------    -------    ----------    -------    ----------    -------    ----------
1 year return           5.95%       12.44%       7.59%       11.59%      10.65%       11.65%      13.01%       13.01%
5 year return          (4.25)%     (14.62)%     (4.12)%     (17.36)%     (3.73)%     (17.31)%     (2.67)%     (12.68)%
10 year return           N/A          N/A         N/A          N/A         N/A          N/A         N/A          N/A
Since Inception*        4.55%       47.41%       4.69%       40.37%       4.70%       40.45%       0.67%        4.29%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
* Inception date: Class A 06/08/98; Class B 06/08/98; Class C 06/08/98; Class Z 07/07/99.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Large-Cap Growth Portfolio Class B returned 7.59% compared to 8.81% for the Russell 1000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED MULTI-CAP GROWTH PORTFOLIO CLASS B returned 21.70% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the Russell 3000 Growth Index, which posted a total return of 8.99% for the same period. The Portfolio also outperformed the Lipper Multi-Cap Growth Category, representing its peer group, which posted 12.95% over the same period.*

During the fiscal year, the U.S. equity market was supported by strong underlying corporate fundamentals, record-level profits and well-balanced growth. The absolute return of the Portfolio benefited from the fact that mid-cap stocks were the best-performing equity market sector for the 12 months ended October 31, 2005, followed by small-cap stocks and then large-cap stocks. On a relative basis, the Portfolio performed well, as most of the managers' stock picks outperformed the average returns of stocks held in the Russell 3000 Growth Index.

For the Portfolio as a whole, good stock selection in electronic technology services helped performance most. For example, some of the Portfolio's best individual stock contributors included Apple Computer and Google. On the other hand, stock selection in health technology detracted, with Taro Pharmaceuticals and Medicines Company among the biggest disappointments. From a sector perspective, an overweighted position in health services benefited relative performance. Conversely, an overweighted position in the poorly-performing consumer services area hurt relative results.

BELOW, SCOTT SCHOELZEL AND TEAM, PORTFOLIO MANAGERS AT JANUS CAPITAL MANAGEMENT LLC, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Managing money in a rising rate environment is one of the toughest tasks a money manager can face. Accentuating matters this cycle has been the precipitous rise in the price of oil. Despite these headwinds, most of the investments in our portion of the Portfolio performed well. Indeed, most of our portion of the Portfolio's performance can be attributed to several well-chosen stocks in the information technology and health care sectors.

For example, in technology, Apple Computer continued to impress us with its pipeline of new products and operational excellence. Late in the third quarter, the company announced its newest addition to the iPod line of digital music players, the "nano." The nano was an instant hit with consumers. The success of Apple's iPod and iTunes music software also contributed meaningfully to an increase in its sale of desktop and laptop computers, as more consumers opted to make Apple computers the nexus of their personal computing needs. Internet search engine Google also contributed substantially to performance. While we have certainly enjoyed some early success with this stock, the competitive dynamics in this industry can, and most likely will, change quickly. We will do our best to stay ahead of this technology curve.

Meanwhile, a lack of exposure to the strongly-performing energy sector detracted from relative results. On an individual stock basis, Internet retail stock eBay was one of the detractors from our portion of the Portfolio's relative results. Earlier in the year, eBay had decided to accelerate its capital spending in 2005. The company did this in order to fund a number of initiatives in China and with its online payment subsidiary PayPal as well as to stimulate the maturing growth rates in the U.S. and Germany, its two largest markets. Since that time, eBay's growth slowed on a year-over-year basis, albeit from a torrid pace, and investors became increasingly nervous about the company's prospects. While we remain confident in the firm's senior management, we are concerned that the company has grown so quickly that its second- and third-tier managers are stretched. We are watching eBay's operating metrics closely.

----------
* The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Index is a comprehensive large-cap index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Multi-Cap Growth Portfolio Class B shares would have increased to $22,930. The same amount invested in securities mirroring the performance of the Russell 3000 Growth Index would be valued at $14,803.

[CHART]

               FOCUSED MULTI-CAP  RUSSELL 3000
                GROWTH CLASS B    GROWTH INDEX
11/19/96           $  10,000       $  10,000
11/30/96           $  10,104       $  10,187
12/31/96           $  10,320       $  10,024
1/31/97            $  11,064       $  10,683
2/28/97            $  10,480       $  10,558
3/31/97            $   9,888       $   9,971
4/30/97            $   9,984       $  10,565
5/31/97            $  10,880       $  11,394
6/30/97            $  11,360       $  11,844
7/31/97            $  12,504       $  12,850
8/31/97            $  12,448       $  12,203
9/30/97            $  13,392       $  12,842
10/31/97           $  12,640       $  12,336
11/30/97           $  12,480       $  12,776
12/31/97           $  12,783       $  12,905
1/31/98            $  12,493       $  13,237
2/28/98            $  13,662       $  14,249
3/31/98            $  14,266       $  14,820
4/30/98            $  14,564       $  15,014
5/31/98            $  13,863       $  14,526
6/30/98            $  14,951       $  15,349
7/31/98            $  14,581       $  15,143
8/31/98            $  11,695       $  12,770
9/30/98            $  12,582       $  13,775
10/31/98           $  13,130       $  14,852
11/30/98           $  14,363       $  15,983
12/31/98           $  16,692       $  17,424
1/31/99            $  18,393       $  18,430
2/28/99            $  17,111       $  17,526
3/31/99            $  19,094       $  18,428
4/30/99            $  19,215       $  18,562
5/31/99            $  18,562       $  18,036
6/30/99            $  19,771       $  19,276
7/31/99            $  18,893       $  18,664
8/31/99            $  18,941       $  18,896
9/30/99            $  19,062       $  18,550
10/31/99           $  20,642       $  19,887
11/30/99           $  23,027       $  21,028
12/31/99           $  28,630       $  23,318
1/31/2000          $  27,839       $  22,288
2/29/2000          $  33,446       $  23,680
3/31/2000          $  31,748       $  25,019
4/30/2000          $  28,558       $  23,732
5/31/2000          $  26,069       $  22,477
6/30/2000          $  30,049       $  24,260
7/31/2000          $  28,207       $  23,174
8/31/2000          $  31,811       $  25,295
9/30/2000          $  30,436       $  22,978
10/31/2000         $  27,237       $  21,837
11/30/2000         $  22,825       $  18,568
12/31/2000         $  24,076       $  18,091
1/31/2001          $  23,689       $  19,356
2/28/2001          $  20,300       $  16,115
3/31/2001          $  18,450       $  14,382
4/30/2001          $  20,588       $  16,197
5/31/2001          $  20,422       $  16,004
6/30/2001          $  19,846       $  15,695
7/31/2001          $  18,772       $  15,237
8/31/2001          $  17,387       $  14,010
9/30/2001          $  15,150       $  12,554
10/31/2001         $  15,870       $  13,246
11/30/2001         $  17,088       $  14,508
12/31/2001         $  17,476       $  14,541
1/31/2002          $  16,966       $  14,266
2/28/2002          $  16,213       $  13,652
3/31/2002          $  17,033       $  14,171
4/30/2002          $  16,911       $  13,073
5/31/2002          $  17,254       $  12,724
6/30/2002          $  16,446       $  11,554
7/31/2002          $  14,320       $  10,840
8/31/2002          $  14,076       $  10,870
9/30/2002          $  13,566       $   9,764
10/31/2002         $  14,087       $  10,634
11/30/2002         $  14,209       $  11,241
12/31/2002         $  13,356       $  10,464
1/31/2003          $  12,979       $  10,208
2/28/2003          $  12,714       $  10,147
3/31/2003          $  12,880       $  10,334
4/30/2003          $  13,733       $  11,111
5/31/2003          $  14,840       $  11,710
6/30/2003          $  15,338       $  11,876
7/31/2003          $  16,114       $  12,213
8/31/2003          $  16,856       $  12,542
9/30/2003          $  16,424       $  12,394
10/31/2003         $  17,675       $  13,118
11/30/2003         $  17,830       $  13,277
12/31/2003         $  17,974       $  13,705
1/31/2004          $  18,605       $  14,018
2/29/2004          $  18,605       $  14,099
3/31/2004          $  18,329       $  13,862
4/30/2004          $  17,697       $  13,659
5/31/2004          $  18,340       $  13,915
6/30/2004          $  18,915       $  14,111
7/31/2004          $  17,498       $  13,274
8/31/2004          $  17,210       $  13,191
9/30/2004          $  17,886       $  13,364
10/31/2004         $  18,727       $  13,582
11/30/2004         $  20,078       $  14,106
12/31/2004         $  20,932       $  14,655
1/31/2005          $  20,588       $  14,151
2/28/2005          $  21,223       $  14,305
3/31/2005          $  21,067       $  14,021
4/30/2005          $  20,453       $  13,701
5/31/2005          $  22,118       $  14,388
6/30/2005          $  22,285       $  14,379
7/31/2005          $  22,639       $  15,108
8/31/2005          $  22,420       $  14,911
9/30/2005          $  22,847       $  14,984
10/31/2005         $  22,930       $  14,803

                                                   CLASS A                     CLASS B                  CLASS C++
                                           ----------------------     ----------------------     ----------------------
                                           AVERAGE                    AVERAGE                    AVERAGE
                                           ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED MULTI-CAP GROWTH PORTFOLIO         RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
----------------------------------         -------     ----------     -------     ----------     -------     ----------
1 year return                              15.41%        22.47%       17.70%        21.70%       20.64%        21.64%
5 year return                              (4.01)%      (13.54)%      (3.82)%      (16.32)%      (3.50)%      (16.32)%
10 year return                               N/A           N/A          N/A           N/A          N/A           N/A
Since Inception*                            9.64%       141.75%        9.72%       129.30%        9.13%       112.93%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 11/19/96; Class B 11/19/96; Class C 03/06/97
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Multi-Cap Growth Portfolio Class B returned 17.70% compared to 8.99% for the Russell 3000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

Focused 2000 Growth Portfolio was re-named Focused Small-Cap Growth Portfolio effective August 3, 2005. FOCUSED SMALL-CAP GROWTH PORTFOLIO CLASS A returned 14.54% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the Russell 2000 Growth Index, which posted a total return of 10.91% for the same period. The Portfolio also outperformed the Lipper Small-Cap Growth Category, representing its peer group, which posted 11.79% over the same period.*

Smaller-cap stocks overall outperformed their large-cap counterparts for the fiscal year. However, within the small-cap sector, value stocks outperformed growth stocks. For the Portfolio as a whole, being fully invested in a strong small-cap market benefited its returns on an absolute basis. An overweighted position in health services and an underweighted position in electronic technology contributed most to its positive relative returns. Stock selection in commercial services, consumer durables and non-durables, electronic technology, finance and health technology also helped performance. For example, some of the Portfolio's best individual stock contributors were Toll Brothers, Intuitive Surgical and aQuantive. On the other hand, an underweighted position in energy detracted from relative results, as this sector delivered a strong positive return. Stock selection in consumer services and retail trade also hurt performance, with First Marblehead and Aeropostale among the Portfolio's biggest disappointments.

BELOW, RON BARON AND TEAM, PORTFOLIO MANAGERS AT BAMCO, INC. (BARON), DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

A host of macroeconomic issues weighed on the equity markets over the past fiscal year, including rising interest rates, higher fuel prices, the specter of potentially accelerating inflation and the effects of Hurricanes Katrina and Rita. While we certainly do not take any of these issues lightly, we do not believe that the long-term earnings and revenue growth potential for any of the companies in our portion of the Portfolio has been altered by these events.

At Baron, we focus on the long-term fundamental prospects of the businesses in which the Portfolio invests, rather than on historical operating results or current earnings expectations. We seek to gain an investment advantage by using independent and exhaustive research to identify these superior longer-term prospects and then to purchase high quality small-cap companies. We look for exciting prospects at attractive prices when those businesses' prospects are misunderstood, the equity market reacts to short-term events and/or when the general Wall Street consensus is, quite simply, wrong.

The top five positive contributors to our portion of the Portfolio's performance during the fiscal year were Toll Brothers (housing & household products), Chicago Mercantile Exchange (financial services), Encore Acquisition (energy sources), Arch Capital Group (insurance), and C.H. Robinson Worldwide (transportation). The stocks that detracted most from our portion of the Portfolio's relative returns were First Marblehead (financial services), AMERIGROUP (health services), Wynn Resorts (leisure & tourism), Cabela's (retail), and Hewitt Associates (business services).

----------
* The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Index consists of the smallest 2,000 of the largest 3,000 U.S. companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Small-Cap Growth Portfolio Class A shares would have increased to $18,041. The same amount invested in securities mirroring the performance of the Russell 2000 Growth Index would be valued at $12,027.

[CHART]

                    FOCUSED SMALL-CAP   RUSSELL 2000
                     GROWTH CLASS A#    GROWTH INDEX
1/6/98                 $   9,425        $  10,000
1/31/98                $   9,416        $   9,953
2/28/98                $  10,075        $  10,832
3/31/98                $  10,518        $  11,286
4/30/98                $  10,622        $  11,356
5/31/98                $  10,028        $  10,531
6/30/98                $  10,311        $  10,638
7/31/98                $   9,340        $   9,750
8/31/98                $   7,436        $   7,499
9/30/98                $   7,983        $   8,260
10/31/98               $   8,369        $   8,690
11/30/98               $   8,869        $   9,364
12/31/98               $   9,510        $  10,212
1/31/99                $   9,755        $  10,671
2/28/99                $   8,982        $   9,695
3/31/99                $   9,510        $  10,040
4/30/99                $   9,698        $  10,927
5/31/99                $   9,755        $  10,944
6/30/99                $  10,961        $  11,521
7/31/99                $  10,867        $  11,165
8/31/99                $  10,792        $  10,747
9/30/99                $  11,282        $  10,954
10/31/99               $  12,074        $  11,235
11/30/99               $  13,638        $  12,423
12/31/99               $  16,461        $  14,612
1/31/2000              $  16,508        $  14,476
2/29/2000              $  22,201        $  17,845
3/31/2000              $  20,240        $  15,969
4/30/2000              $  17,209        $  14,356
5/31/2000              $  15,590        $  13,099
6/30/2000              $  18,895        $  14,792
7/31/2000              $  16,878        $  13,524
8/31/2000              $  19,549        $  14,946
9/30/2000              $  18,516        $  14,204
10/31/2000             $  17,336        $  13,051
11/30/2000             $  14,505        $  10,681
12/31/2000             $  16,273        $  11,335
1/31/2001              $  15,710        $  12,252
2/28/2001              $  13,842        $  10,573
3/31/2001              $  12,164        $   9,612
4/30/2001              $  13,892        $  10,788
5/31/2001              $  13,641        $  11,038
6/30/2001              $  13,972        $  11,339
7/31/2001              $  13,199        $  10,372
8/31/2001              $  12,405        $   9,724
9/30/2001              $  10,417        $   8,155
10/31/2001             $  11,521        $   8,940
11/30/2001             $  12,767        $   9,686
12/31/2001             $  13,731        $  10,289
1/31/2002              $  13,440        $   9,923
2/28/2002              $  12,496        $   9,281
3/31/2002              $  13,299        $  10,087
4/30/2002              $  12,867        $   9,869
5/31/2002              $  12,636        $   9,292
6/30/2002              $  12,325        $   8,504
7/31/2002              $  10,728        $   7,197
8/31/2002              $  10,798        $   7,194
9/30/2002              $  10,035        $   6,674
10/31/2002             $  10,256        $   7,012
11/30/2002             $  10,889        $   7,707
12/31/2002             $  10,427        $   7,175
1/31/2003              $  10,196        $   6,980
2/28/2003              $   9,924        $   6,794
3/31/2003              $  10,105        $   6,897
4/30/2003              $  11,019        $   7,550
5/31/2003              $  11,953        $   8,401
6/30/2003              $  12,446        $   8,563
7/31/2003              $  13,420        $   9,210
8/31/2003              $  14,284        $   9,704
9/30/2003              $  13,952        $   9,459
10/31/2003             $  15,007        $  10,276
11/30/2003             $  15,409        $  10,611
12/31/2003             $  15,097        $  10,658
1/31/2004              $  15,760        $  11,218
2/29/2004              $  15,951        $  11,201
3/31/2004              $  15,971        $  11,253
4/30/2004              $  15,128        $  10,688
5/31/2004              $  15,449        $  10,901
6/30/2004              $  16,162        $  11,264
7/31/2004              $  14,836        $  10,253
8/31/2004              $  14,284        $  10,032
9/30/2004              $  15,047        $  10,587
10/31/2004             $  15,750        $  10,844
11/30/2004             $  16,785        $  11,761
12/31/2004             $  17,900        $  12,183
1/31/2005              $  17,679        $  11,634
2/28/2005              $  18,242        $  11,794
3/31/2005              $  17,478        $  11,352
4/30/2005              $  16,293        $  10,629
5/31/2005              $  17,659        $  11,379
6/30/2005              $  18,131        $  11,747
7/31/2005              $  19,196        $  12,568
8/31/2005              $  18,583        $  12,391
9/30/2005              $  18,523        $  12,489
10/31/2005             $  18,041        $  12,027

                               CLASS A                   CLASS B                  CLASS C++                 CLASS I
                       ----------------------    ----------------------    ---------------------    ----------------------
                       AVERAGE                   AVERAGE                   AVERAGE                  AVERAGE
FOCUSED SMALL-CAP      ANNUAL      CUMULATIVE    ANNUAL      CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL      CUMULATIVE
GROWTH PORTFOLIO       RETURN        RETURN+     RETURN        RETURN+     RETURN       RETURN+     RETURN        RETURN+
-----------------      -------     ----------    -------     ----------    -------    ----------    -------     ----------
1 year return           7.93%        14.54%       9.82%        13.82%       12.79%      13.79%      14.64%        14.64%
5 year return          (0.38)%        4.06%      (0.18)%        1.08%        0.17%       0.84%       0.96%         4.91%
10 year return           N/A           N/A         N/A           N/A          N/A         N/A         N/A           N/A
Since Inception*        7.84%        91.41%       7.90%        81.17%        7.86%      80.64%      (0.52)%       (2.74)%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
* Inception date: Class A 01/06/98; Class B 01/06/98; Class C 01/06/98; Class I 07/10/00.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Small-Cap Growth Portfolio Class A returned 7.93% compared to 10.91% for the Russell 2000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED LARGE-CAP VALUE PORTFOLIO CLASS B returned 14.06% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the Russell 1000 Value Index, which posted a total return of 11.86% for the same period. The Portfolio also outperformed the Lipper Large-Cap Value Category, representing its peer group, which posted 9.75% over the same period.*

The U.S. economy expanded at a solid pace during the annual period, but as the year progressed, investors became increasingly concerned about the potential effect of higher energy prices and inflation on consumer spending, for some time now the primary driver of economic growth. In addition, several natural disasters caused disruptions to the economy and the supply of energy in the late summer and early autumn of 2005, although this appears to have been a short-term phenomenon. For the fiscal year overall, the equity market was supported by strong underlying corporate fundamentals, record-level profits and well-balanced growth. Value stocks outpaced growth stocks for the 12 months, as measured by the Russell indices, but larger issues lagged their small-cap counterparts.

For the Portfolio as a whole, overweighted positions in health services, energy minerals and consumer non-durables benefited relative performance, as these areas outperformed the Russell 1000 Value Index. Further supporting the Portfolio's strong performance was that many of the three managers' stock picks outperformed the average returns of stocks in the Russell 1000 Value Index for the annual period. Energy stock ConocoPhillips was the best individual stock contributor. Financials firm Fannie Mae disappointed most.

BELOW, STEVE NEIMETH AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE PERIOD FROM JUNE 25, 2005, WHEN THEY ASSUMED MANAGEMENT OF ONE SLEEVE OF THE PORTFOLIO, THROUGH OCTOBER 31, 2005.

The outperformance of small-cap companies over large-cap companies impacted the absolute returns of the Portfolio. However, solid stock selection in the consumer discretionary sector was a leading contributor to our portion of the Portfolio's strong performance on a relative basis, especially since June 20, 2005, when our team assumed management of one portion of the Portfolio. Spanning a variety of sectors, Aetna, Time Warner, Nike, IBM and Diageo were among the outstanding performers for the annual period. Having no exposure to the materials sectors also helped our portion of the Portfolio's relative returns as did an underweighted exposure in telecommunications and an overweighted allocation to information technology.

These positive factors were partially offset by disappointing security selection in the energy, health care and financials sectors, which detracted from our portion of the Portfolio's relative performance. Individual stock laggards included Pfizer, General Electric, Bank of America, News Corp. and Chevron. Also hurting relative results was our portion of the Portfolio's overweighted exposure to both the health care and consumer discretionary sectors.

----------
* The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Large-Cap Value Portfolio Class B shares would have increased to $13,869. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $16,916.

[CHART]

                  FOCUSED LARGE-CAP   RUSSELL 1000
                    VALUE CLASS B     VALUE INDEX
10/15/97             $  10,000         $  10,000
10/31/97             $   9,488         $   9,520
11/30/97             $   9,712         $   9,941
12/31/97             $   9,784         $  10,231
1/31/98              $   9,696         $  10,086
2/28/98              $  10,336         $  10,765
3/31/98              $  10,792         $  11,423
4/30/98              $  10,968         $  11,500
5/31/98              $  10,584         $  11,329
6/30/98              $  10,680         $  11,475
7/31/98              $  10,300         $  11,272
8/31/98              $   8,699         $   9,595
9/30/98              $   9,203         $  10,145
10/31/98             $  10,011         $  10,931
11/30/98             $  10,348         $  11,440
12/31/98             $  10,572         $  11,830
1/31/99              $  10,484         $  11,924
2/28/99              $  10,323         $  11,756
3/31/99              $  10,685         $  11,999
4/30/99              $  11,740         $  13,120
5/31/99              $  11,611         $  12,976
6/30/99              $  12,014         $  13,352
7/31/99              $  11,595         $  12,961
8/31/99              $  11,289         $  12,480
9/30/99              $  10,733         $  12,044
10/31/99             $  11,168         $  12,738
11/30/99             $  11,112         $  12,638
12/31/99             $  11,343         $  12,699
1/31/2000            $  10,955         $  12,285
2/29/2000            $  10,683         $  11,372
3/31/2000            $  11,911         $  12,760
4/30/2000            $  11,878         $  12,611
5/31/2000            $  12,093         $  12,744
6/30/2000            $  11,944         $  12,162
7/31/2000            $  11,969         $  12,314
8/31/2000            $  12,670         $  12,999
9/30/2000            $  12,431         $  13,118
10/31/2000           $  12,678         $  13,440
11/30/2000           $  12,117         $  12,941
12/31/2000           $  12,793         $  13,590
1/31/2001            $  13,153         $  13,642
2/28/2001            $  12,502         $  13,263
3/31/2001            $  12,082         $  12,794
4/30/2001            $  12,708         $  13,421
5/31/2001            $  12,887         $  13,723
6/30/2001            $  12,579         $  13,418
7/31/2001            $  12,373         $  13,390
8/31/2001            $  11,833         $  12,854
9/30/2001            $  11,037         $  11,949
10/31/2001           $  10,977         $  11,846
11/30/2001           $  11,816         $  12,535
12/31/2001           $  12,099         $  12,830
1/31/2002            $  11,765         $  12,731
2/28/2002            $  11,491         $  12,752
3/31/2002            $  11,799         $  13,355
4/30/2002            $  11,182         $  12,897
5/31/2002            $  11,217         $  12,962
6/30/2002            $  10,000         $  12,217
7/31/2002            $   9,366         $  11,082
8/31/2002            $   9,691         $  11,165
9/30/2002            $   8,320         $   9,924
10/31/2002           $   9,280         $  10,659
11/30/2002           $   9,974         $  11,331
12/31/2002           $   9,417         $  10,838
1/31/2003            $   9,246         $  10,576
2/28/2003            $   9,032         $  10,294
3/31/2003            $   9,023         $  10,311
4/30/2003            $  10,008         $  11,219
5/31/2003            $  10,882         $  11,943
6/30/2003            $  11,191         $  12,092
7/31/2003            $  10,900         $  12,272
8/31/2003            $  11,182         $  12,464
9/30/2003            $  11,122         $  12,342
10/31/2003           $  11,636         $  13,097
11/30/2003           $  11,945         $  13,275
12/31/2003           $  12,493         $  14,093
1/31/2004            $  12,596         $  14,341
2/29/2004            $  12,579         $  14,649
3/31/2004            $  12,322         $  14,520
4/30/2004            $  12,193         $  14,165
5/31/2004            $  12,356         $  14,310
6/30/2004            $  12,476         $  14,648
7/31/2004            $  12,031         $  14,442
8/31/2004            $  12,176         $  14,647
9/30/2004            $  11,876         $  14,874
10/31/2004           $  12,159         $  15,121
11/30/2004           $  12,553         $  15,886
12/31/2004           $  13,093         $  16,418
1/31/2005            $  12,619         $  16,126
2/28/2005            $  13,248         $  16,661
3/31/2005            $  13,153         $  16,432
4/30/2005            $  12,567         $  16,138
5/31/2005            $  13,067         $  16,526
6/30/2005            $  13,205         $  16,707
7/31/2005            $  13,507         $  17,191
8/31/2005            $  13,774         $  17,116
9/30/2005            $  14,102         $  17,356
10/31/2005           $  13,869         $  16,916

                                                    CLASS A                   CLASS B                   CLASS C++
                                           ----------------------     ----------------------     ----------------------
                                           AVERAGE                    AVERAGE                    AVERAGE
                                           ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED LARGE-CAP VALUE PORTFOLIO          RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
---------------------------------          -------     ----------     -------     ----------     -------     ----------
1 year return                               8.28%        14.90%       10.06%        14.06%        13.12%       14.12%
5 year return                               1.27%        13.03%        1.44%         9.40%         1.84%        9.53%
10 year return                               N/A           N/A          N/A           N/A           N/A          N/A
Since Inception*                            4.07%        46.26%        4.15%        38.69%         4.17%       38.95%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Large-Cap Value Portfolio Class B returned 10.06% compared to 11.86% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED MULTI-CAP VALUE PORTFOLIO CLASS B returned 10.09% (excluding sales charge) for the 12 months ended October 31, 2005. This underperformed the Portfolio's benchmark, the Russell 1000 Value Index, which posted a total return of 11.86% for the same period. The Portfolio also underperformed the Lipper Multi-Cap Value Category, representing its peer group, which posted 11.02% over the same period.*

The equity market advanced over the past 12 months, as the positive effects of strong earnings growth and economic activity outweighed the headwinds of elevated energy prices and rising interest rates. Value stocks outperformed growth stocks for the annual period across all market capitalizations. Also, for the 12 months ended October 31, 2005, mid-cap stocks were the best-performing equity market sector, followed by small-cap stocks and then large-cap stocks. While the Portfolio's relative performance was constrained by mixed results from sector allocation and stock selection, relatively good business conditions and corporate earnings, combined with investors' attraction to higher-quality companies with strong balance sheets and fundamentals, generally favored its emphasis on individual security selection. The Portfolio's multi-cap value strategy continued to offer investors strong absolute returns and the opportunity to profit from eventual market recognition of the true value of its holdings as those stock prices rebound to historical growth paths.

For the Portfolio as a whole, security selection was the primary factor affecting performance. Among the Portfolio's best individual stock contributors were Devon Energy, EnCana and Forest City. On the other hand, positions in consumer non-durables, particularly the food and beverage industry, and in consumer durables, notably the automotive industry, detracted. Select retail and industry processing holdings disappointed as well. From a sector perspective, underweighted positions in energy and financials and an overweighted position in consumer non-durables held back Portfolio performance. However, its underweighted positions in consumer services and consumer durables benefited Portfolio performance during the annual period, as these areas underperformed relative to the Russell 1000 Value Index.

BELOW, JONATHAN SIMON AND TEAM, PORTFOLIO MANAGERS AT JPMORGAN ASSET MANAGEMENT, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

At JPMorgan, our style is expected to be in favor throughout the value cycle and when the market rotates to mid-cap stocks. Indeed, our portion of the Portfolio benefited during the annual period from strong stock selection, with many of the holdings in our portion of the Portfolio advancing over the 12 months. We seek to invest in companies with durable franchises, strong cash flows, attractive valuations and quality management teams, as we believe that these companies will outperform the broad market over the long term. Devon Energy was the largest positive contributor over the period. The company's share price rose, as the energy sector overall benefited from the sustained high price of oil. Devon Energy also created shareholder value by repurchasing shares and decreasing debt.

The benefits of strong stock selection more than offset the hindering effects of our portion of the Portfolio's underweighted positions in energy and utilities. These allocations detracted, as both of these sectors advanced significantly over the fiscal year. Our portion of the Portfolio also had an overweighted position in consumer discretionary, which had lackluster performance over the annual period. On a stock-specific basis, North Fork Bancorp was the greatest detractor from relative results, as a flattening fixed income yield curve pressured its profits.

----------
* The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Multi-Cap Value Portfolio Class B shares would have increased to $17,362. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $13,280.

[CHART]

                  FOCUSED MULTI-CAP  RUSSELL 1000
                    VALUE CLASS B     VALUE INDEX
11/1/1999             $  10,000        $  10,000
11/30/1999            $  10,224        $   9,922
12/31/1999            $  10,512        $   9,970
1/31/2000             $  10,280        $   9,644
2/29/2000             $  10,016        $   8,928
3/31/2000             $  11,024        $  10,017
4/30/2000             $  11,064        $   9,901
5/31/2000             $  11,288        $  10,005
6/30/2000             $  11,336        $   9,548
7/31/2000             $  11,456        $   9,667
8/31/2000             $  11,992        $  10,205
9/30/2000             $  12,144        $  10,299
10/31/2000            $  12,928        $  10,552
11/30/2000            $  13,208        $  10,160
12/31/2000            $  13,715        $  10,669
1/31/2001             $  15,176        $  10,710
2/28/2001             $  14,325        $  10,412
3/31/2001             $  13,707        $  10,044
4/30/2001             $  14,726        $  10,537
5/31/2001             $  14,859        $  10,774
6/30/2001             $  15,301        $  10,534
7/31/2001             $  15,243        $  10,512
8/31/2001             $  14,625        $  10,091
9/30/2001             $  13,674        $   9,381
10/31/2001            $  13,749        $   9,300
11/30/2001            $  14,483        $   9,841
12/31/2001            $  14,997        $  10,073
1/31/2002             $  14,568        $   9,995
2/28/2002             $  14,396        $  10,011
3/31/2002             $  14,989        $  10,485
4/30/2002             $  14,353        $  10,125
5/31/2002             $  14,482        $  10,176
6/30/2002             $  13,278        $   9,592
7/31/2002             $  12,196        $   8,700
8/31/2002             $  12,110        $   8,766
9/30/2002             $  11,001        $   7,791
10/31/2002            $  11,319        $   8,368
11/30/2002            $  12,161        $   8,895
12/31/2002            $  11,413        $   8,509
1/31/2003             $  11,388        $   8,303
2/28/2003             $  11,113        $   8,082
3/31/2003             $  11,293        $   8,095
4/30/2003             $  12,127        $   8,808
5/31/2003             $  13,107        $   9,376
6/30/2003             $  12,909        $   9,493
7/31/2003             $  13,261        $   9,635
8/31/2003             $  13,760        $   9,785
9/30/2003             $  13,674        $   9,690
10/31/2003            $  14,327        $  10,283
11/30/2003            $  14,593        $  10,422
12/31/2003            $  15,353        $  11,064
1/31/2004             $  15,921        $  11,259
2/29/2004             $  16,317        $  11,500
3/31/2004             $  15,887        $  11,400
4/30/2004             $  15,302        $  11,121
5/31/2004             $  15,405        $  11,234
6/30/2004             $  15,655        $  11,500
7/31/2004             $  15,233        $  11,338
8/31/2004             $  15,603        $  11,499
9/30/2004             $  15,878        $  11,677
10/31/2004            $  15,861        $  11,871
11/30/2004            $  16,782        $  12,472
12/31/2004            $  17,548        $  12,889
1/31/2005             $  17,255        $  12,661
2/28/2005             $  17,866        $  13,080
3/31/2005             $  17,531        $  12,901
4/30/2005             $  16,911        $  12,670
5/31/2005             $  17,186        $  12,975
6/30/2005             $  17,651        $  13,117
7/31/2005             $  18,322        $  13,496
8/31/2005             $  18,417        $  13,437
9/30/2005             $  18,615        $  13,626
10/31/2005            $  17,362        $  13,280

                                                    CLASS A                   CLASS B                   CLASS C++
                                           ----------------------     ----------------------     ----------------------
                                           AVERAGE                    AVERAGE                    AVERAGE
                                           ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED MULTI-CAP VALUE PORTFOLIO          RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
---------------------------------          -------     ----------     -------     ----------     -------     ----------
1 year return                               4.43%        10.78%        6.09%        10.09%        9.10%        10.10%
5 Year Return                               5.62%        39.45%        5.88%        35.07%        6.19%        35.01%
10 Year Return                               N/A           N/A          N/A           N/A          N/A           N/A
Since Inception*                            9.35%        81.40%        9.63%        74.62%        9.73%        74.54%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 11/01/99; Class B 11/01/99; Class C 11/01/99.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Multi-Cap Value Portfolio Class B returned 6.09% compared to 11.86% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

Focused 2000 Value Portfolio was re-named Focused Small-Cap Value Portfolio effective August 3, 2005. FOCUSED SMALL-CAP VALUE PORTFOLIO CLASS B returned 7.81% (excluding sales charge) for the 12 months ended October 31, 2005. This underperformed the Portfolio's benchmark, the Russell 2000 Value Index, which posted a total return of 13.04% for the same period. The Portfolio also underperformed the Lipper Mid-Cap Value Category, representing its peer group, which posted 14.51% over the same period.*

Equity investors had a rough ride this fiscal year, with record high oil prices, natural disasters and interest rate hikes from the Federal Reserve Board. In September, the Fed raised the targeted federal funds rate for the 11th time in the last 15 months to 3.75%. The Fed indicated that potential inflation continued to be its focus, noting the Gulf Coast hurricanes could result in higher energy and other costs. Nevertheless, equity markets seemed to set aside the rate increase and other negative sentiment surrounding the U.S. economy and finished the fiscal year with positive returns in most major market segments. Strength in the market was largely driven by returns in the energy, utilities and health care sectors. Overall, mid-cap stocks outperformed small-cap stocks, though small-cap stocks still outpaced their large-cap counterparts. Within the small-cap sector, the value style of investing outperformed growth.

For the Portfolio as a whole, having a relatively high cash position and thus not being fully invested in a strong small-cap market hurt its returns on an absolute basis. Underweighted positions in energy and non-energy minerals detracted most from its relative results, as these areas delivered strong positive returns. Stock selection also proved challenging for the Portfolio's sub-advisors. Positions in Sybron Dental Specialties, Perrigo Company, Silicon Storage Technology and Skyworks Solutions were among the biggest disappointments.

BELOW, STEVEN L. POLLACK AND TEAM, PORTFOLIO MANAGERS AT BOSTON PARTNERS ASSET MANAGEMENT, LLC, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

We construct our portion of the Portfolio using fundamentally-driven, bottom-up stock selection. All of our sector weightings are based solely on this methodology. That said, overweighted positions and effective stock selection in finance, technology and basic industries boosted our portion of the Portfolio's performance both on an absolute and relative basis. An overweighted position in energy contributed to strong absolute returns, although weak stock selection in this sector detracted from relative results. Ineffective stock selection in the capital goods and health care sectors also detracted from relative annual performance.

Specific securities that helped our portion of the Portfolio included Assured Guaranty Ltd, a financial guaranty insurance company that specializes in bond insurance, which benefited from an attractive valuation and its decision to exit some lower return businesses. In the technology sector, Arrow Electronics, an electronics and computer products distributor, contributed to relative performance based on its attractive valuation at purchase and its ability to grow earnings in a difficult environment. Toward the end of the fiscal year, we sold the Portfolio's position in Arrow Electronics, as it had approached our target price.

Detracting from returns during the fiscal year was capital goods company Dycom Industries, a provider of construction and engineering services. Dycom's share price suffered from persistent earnings disappointments. In the energy sector, Offshore Logistics, a provider of helicopter transportation services to the offshore oil & gas industry, also posted weak performance for the period.

Throughout the fiscal year, we were able to purchase high quality companies at compelling valuations, giving us the opportunity to upgrade the profitability characteristics of our portion of the Portfolio when compared to the Russell 2000 Value Index. Historically, higher quality companies, as measured by profitability characteristics such as return-on-equity and operating return on operating assets, outperform lower quality companies.

----------
* The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Index consists of the smallest 2,000 of the largest 3,000 U.S. companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Small-Cap Value Portfolio Class B shares would have increased to $19,696. The same amount invested in securities mirroring the performance of the Russell 2000 Value Index would be valued at $20,654.

[CHART]

                  FOCUSED SMALL-CAP   RUSSELL 2000
                    VALUE CLASS B     VALUE INDEX
10/15/97             $  10,000         $  10,000
10/31/97             $   9,704         $   9,549
11/30/97             $   9,728         $   9,653
12/31/97             $   9,960         $   9,981
1/31/98              $   9,736         $   9,800
2/28/98              $  10,392         $  10,392
3/31/98              $  10,736         $  10,814
4/30/98              $  10,776         $  10,867
5/31/98              $  10,328         $  10,483
6/30/98              $  10,104         $  10,423
7/31/98              $   9,454         $   9,607
8/31/98              $   7,781         $   8,102
9/30/98              $   8,085         $   8,560
10/31/98             $   8,598         $   8,814
11/30/98             $   8,878         $   9,053
12/31/98             $   9,222         $   9,337
1/31/99              $   9,086         $   9,125
2/28/99              $   8,341         $   8,502
3/31/99              $   8,341         $   8,432
4/30/99              $   9,286         $   9,201
5/31/99              $   9,678         $   9,484
6/30/99              $  10,047         $   9,828
7/31/99              $   9,886         $   9,594
8/31/99              $   9,558         $   9,244
9/30/99              $   9,414         $   9,059
10/31/99             $   9,238         $   8,878
11/30/99             $   9,462         $   8,924
12/31/99             $   9,750         $   9,198
1/31/2000            $   9,462         $   8,957
2/29/2000            $   9,454         $   9,505
3/31/2000            $  10,263         $   9,549
4/30/2000            $  10,175         $   9,606
5/31/2000            $  10,295         $   9,459
6/30/2000            $  10,271         $   9,736
7/31/2000            $  10,535         $  10,060
8/31/2000            $  11,167         $  10,510
9/30/2000            $  10,903         $  10,450
10/31/2000           $  10,927         $  10,413
11/30/2000           $  10,775         $  10,201
12/31/2000           $  11,936         $  11,297
1/31/2001            $  12,488         $  11,609
2/28/2001            $  12,144         $  11,593
3/31/2001            $  11,784         $  11,407
4/30/2001            $  12,408         $  11,935
5/31/2001            $  12,904         $  12,242
6/30/2001            $  13,249         $  12,734
7/31/2001            $  13,057         $  12,449
8/31/2001            $  12,992         $  12,406
9/30/2001            $  11,592         $  11,036
10/31/2001           $  12,128         $  11,325
11/30/2001           $  12,952         $  12,138
12/31/2001           $  13,788         $  12,881
1/31/2002            $  13,771         $  13,052
2/28/2002            $  13,719         $  13,132
3/31/2002            $  14,671         $  14,115
4/30/2002            $  14,260         $  14,612
5/31/2002            $  14,002         $  14,129
6/30/2002            $  12,998         $  13,816
7/31/2002            $  11,660         $  11,763
8/31/2002            $  11,574         $  11,711
9/30/2002            $  10,279         $  10,875
10/31/2002           $  10,939         $  11,038
11/30/2002           $  12,398         $  11,919
12/31/2002           $  11,667         $  11,410
1/31/2003            $  11,307         $  11,088
2/28/2003            $  11,136         $  10,716
3/31/2003            $  11,262         $  10,830
4/30/2003            $  12,017         $  11,859
5/31/2003            $  13,061         $  13,070
6/30/2003            $  13,133         $  13,291
7/31/2003            $  13,736         $  13,954
8/31/2003            $  14,428         $  14,484
9/30/2003            $  14,149         $  14,318
10/31/2003           $  15,256         $  15,485
11/30/2003           $  15,939         $  16,080
12/31/2003           $  16,713         $  16,661
1/31/2004            $  17,190         $  17,237
2/29/2004            $  17,612         $  17,571
3/31/2004            $  17,765         $  17,814
4/30/2004            $  17,253         $  16,893
5/31/2004            $  17,361         $  17,097
6/30/2004            $  18,098         $  17,965
7/31/2004            $  17,486         $  17,139
8/31/2004            $  17,540         $  17,307
9/30/2004            $  18,035         $  17,992
10/31/2004           $  18,260         $  18,272
11/30/2004           $  19,519         $  19,893
12/31/2004           $  20,108         $  20,368
1/31/2005            $  19,375         $  19,580
2/28/2005            $  20,088         $  19,969
3/31/2005            $  19,676         $  19,558
4/30/2005            $  18,672         $  18,549
5/31/2005            $  19,496         $  19,680
6/30/2005            $  20,158         $  20,550
7/31/2005            $  20,971         $  21,720
8/31/2005            $  20,510         $  21,221
9/30/2005            $  20,670         $  21,186
10/31/2005           $  19,696         $  20,654

                                                    CLASS A                   CLASS B                   CLASS C++
                                           ----------------------     ----------------------     ----------------------
                                           AVERAGE                    AVERAGE                    AVERAGE
                                           ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED SMALL-CAP VALUE PORTFOLIO          RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
---------------------------------          -------     ----------     -------     ----------     -------     ----------
1 year return                                2.34%         8.58%        3.95%        7.81%        6.83%         7.80%
5 year return                               11.91%        86.28%       12.26%       80.25%       12.53%        80.43%
10 year return                                N/A           N/A          N/A          N/A          N/A           N/A
Since Inception*                             8.71%       107.63%        8.79%       96.96%        8.82%        97.30%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Small-Cap Value Portfolio Class B returned 3.95% compared to 13.04% for the Russell 2000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED GROWTH AND INCOME PORTFOLIO CLASS B returned 8.79% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the S&P 500 Index, which posted a total return of 8.72% for the same period. However, the Portfolio underperformed the Lipper Large-Cap Growth Category, representing its peer group, which posted 10.06% over the same period.*

U.S. large-capitalization equities faced a number of challenges over the annual period, including concerns over higher energy prices, rising interest rates, heightened inflation expectations and economic repercussions (particularly the impact on consumer discretionary spending) associated with Hurricanes Katrina and Rita. Despite these factors, overall annual returns for U.S. large cap stocks were quite solid. Still, smaller capitalization companies tended to outperform their larger-capitalization counterparts for the fiscal year.

As for S&P 500 Index sector performance, gains were relatively widespread, although market leadership was decisive. Eight of the ten sectors in the S&P 500 Index had a positive return. Energy and utilities were the top-performing sectors. Based primarily on these sectors' strength, value equities outperformed growth equities within the U.S. large-capitalization segment of the market. Consumer staples, health care and financials also had solid absolute returns. No sector experienced a major decline, although consumer discretionary and telecommunications services experienced mild losses.

For the Portfolio as a whole, relatively good business conditions and corporate earnings, combined with investors' attraction to higher-quality companies with strong balance sheets and fundamentals, generally favored its managers' selections. Indeed, security selection was the Portfolio's primary contributor to performance, more than offsetting the slightly detracting effect of its sector allocation. Some of the Portfolio's best individual stock contributors were Genentech and UnitedHealth Group in health care, Petroleo Brasileiro in energy, Apple Computer and Electronic Arts in technology and Lennar in residential construction. From a sector and industry perspective, overweighted positions in health care and consumer services benefited Portfolio performance as did its underweighted positions in technology services and communications. However, these positives were not enough to outweigh the negative effects of underweighted positions in consumer durables, industrial services and energy.

BELOW, TOM MARSICO, PORTFOLIO MANAGER AT MARSICO CAPITAL MANAGEMENT, LLC, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Stock selection was the primary factor contributing to our portion of the Portfolio's performance. Significant investments in health care services company UnitedHealth Group and biotechnology company Genentech throughout the annual period contributed positively to our portion of the Portfolio's performance results. Other holdings that performed well included information technology positions Apple Computer and Electronic Arts. We sold both of these positions prior to October 31, 2005. Homebuilder Lennar and education lender SLM also posted strong returns during the months they were held in the Portfolio. We sold the Portfolio's position in SLM, taking profits. Of course, there were also stock positions that detracted from our portion of the Portfolio's performance. Medical device company Zimmer Holdings was the leading detractor on an individual stock level. Pharmacy CVS and coffee retailer Starbucks each declined prior to being sold from the Portfolio.

Sector weightings were primarily a residual of the stock selection process. That said, our portion of the Portfolio's underweighted position in energy detracted from relative performance, as the S&P 500 Index energy sector posted a strong return for the 12 months ended October 31, 2005. Underweighted positions in financials and consumer staples, overweighted allocations to information technology and consumer discretionary and no exposure to utilities also detracted from relative results. On the other hand, an overweighted position in health care and maintaining no exposure to telecommunications services helped our portion of the Portfolio's performance.

We continued to seek companies with a recognized brand and the ability to capitalize on it, strong fundamental characteristics, such as margins and market share, and attractive valuations. We believe our flexible approach allows for capturing momentum opportunities, while limiting downside.

----------
* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Growth and Income Portfolio Class B shares would have increased to $13,770. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $14,118.

[CHART]

                   FOCUSED GROWTH AND   S&P 500
                     INCOME CLASS B      INDEX
10/15/97               $  10,000       $  10,000
10/31/97               $   9,568       $   9,476
11/30/97               $   9,888       $   9,914
12/31/97               $  10,104       $  10,084
1/31/98                $  10,104       $  10,196
2/28/98                $  10,744       $  10,931
3/31/98                $  11,256       $  11,490
4/30/98                $  11,160       $  11,606
5/31/98                $  10,936       $  11,406
6/30/98                $  11,112       $  11,869
7/31/98                $  10,807       $  11,743
8/31/98                $   9,166       $  10,048
9/30/98                $   9,566       $  10,691
10/31/98               $  10,375       $  11,560
11/30/98               $  10,863       $  12,261
12/31/98               $  11,355       $  12,967
1/31/99                $  11,599       $  13,509
2/28/99                $  11,298       $  13,089
3/31/99                $  11,842       $  13,613
4/30/99                $  12,321       $  14,140
5/31/99                $  11,850       $  13,806
6/30/99                $  12,581       $  14,572
7/31/99                $  12,297       $  14,118
8/31/99                $  12,345       $  14,048
9/30/99                $  12,256       $  13,663
10/31/99               $  13,717       $  14,527
11/30/99               $  14,869       $  14,823
12/31/99               $  17,848       $  15,696
1/31/2000              $  16,746       $  14,907
2/29/2000              $  18,591       $  14,625
3/31/2000              $  18,838       $  16,056
4/30/2000              $  17,019       $  15,573
5/31/2000              $  15,568       $  15,253
6/30/2000              $  17,182       $  15,629
7/31/2000              $  17,053       $  15,385
8/31/2000              $  19,188       $  16,340
9/30/2000              $  17,916       $  15,478
10/31/2000             $  16,328       $  15,412
11/30/2000             $  14,492       $  14,197
12/31/2000             $  14,865       $  14,267
1/31/2001              $  14,821       $  14,773
2/28/2001              $  13,157       $  13,426
3/31/2001              $  12,246       $  12,575
4/30/2001              $  13,174       $  13,553
5/31/2001              $  13,148       $  13,643
6/30/2001              $  12,859       $  13,311
7/31/2001              $  12,535       $  13,180
8/31/2001              $  11,624       $  12,355
9/30/2001              $  10,836       $  11,358
10/31/2001             $  10,949       $  11,574
11/30/2001             $  11,992       $  12,462
12/31/2001             $  11,869       $  12,571
1/31/2002              $  11,633       $  12,388
2/28/2002              $  11,563       $  12,149
3/31/2002              $  12,272       $  12,606
4/30/2002              $  12,123       $  11,842
5/31/2002              $  12,132       $  11,754
6/30/2002              $  11,466       $  10,917
7/31/2002              $  10,546       $  10,066
8/31/2002              $  10,757       $  10,132
9/30/2002              $   9,635       $   9,031
10/31/2002             $  10,170       $   9,826
11/30/2002             $  10,555       $  10,404
12/31/2002             $   9,995       $   9,793
1/31/2003              $   9,837       $   9,537
2/28/2003              $   9,723       $   9,394
3/31/2003              $   9,898       $   9,485
4/30/2003              $  10,818       $  10,265
5/31/2003              $  11,624       $  10,806
6/30/2003              $  11,922       $  10,944
7/31/2003              $  11,869       $  11,137
8/31/2003              $  12,071       $  11,354
9/30/2003              $  11,887       $  11,233
10/31/2003             $  12,552       $  11,869
11/30/2003             $  12,885       $  11,973
12/31/2003             $  13,236       $  12,600
1/31/2004              $  13,157       $  12,832
2/29/2004              $  13,376       $  13,010
3/31/2004              $  13,350       $  12,813
4/30/2004              $  13,025       $  12,613
5/31/2004              $  13,095       $  12,786
6/30/2004              $  13,034       $  13,034
7/31/2004              $  12,333       $  12,603
8/31/2004              $  12,570       $  12,654
9/30/2004              $  12,640       $  12,791
10/31/2004             $  12,658       $  12,986
11/30/2004             $  13,236       $  13,511
12/31/2004             $  14,015       $  13,971
1/31/2005              $  13,376       $  13,631
2/28/2005              $  13,516       $  13,918
3/31/2005              $  13,358       $  13,671
4/30/2005              $  13,262       $  13,412
5/31/2005              $  13,735       $  13,838
6/30/2005              $  13,621       $  13,858
7/31/2005              $  14,042       $  14,373
8/31/2005              $  13,989       $  14,242
9/30/2005              $  14,129       $  14,357
10/31/2005             $  13,770       $  14,118

                                                    CLASS A                   CLASS B                   CLASS C++
                                           ----------------------     ----------------------     ----------------------
                                           AVERAGE                    AVERAGE                    AVERAGE
                                           ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED GROWTH AND INCOME PORTFOLIO        RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
-----------------------------------        -------     ----------     -------     ----------     -------     ----------
1 year return                                3.30%         9.58%        4.79%         8.79%       7.87%         8.87%
5 year return                               (3.86)%      (12.87)%      (3.73)%      (15.66)%     (3.35)%      (15.67)%
10 year return                                N/A           N/A          N/A           N/A         N/A           N/A
Since Inception*                             3.98%        45.16%        4.06%        37.70%       4.05%        37.62%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Growth and Income Portfolio Class B returned 4.79% compared to 8.72% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO CLASS A returned 17.04% (excluding sales charge) for the 12 months ended October 31, 2005. This underperformed the Portfolio's benchmark, the MSCI EAFE Index, which posted a total return of 18.09% for the same period. The Portfolio also underperformed the Lipper International Multi-Cap Core Category, representing its peer group, which posted 18.11% over the same period.*

International equity markets overall, as measured by the MSCI EAFE Index, outperformed the U.S. equity market, as measured by the Russell 3000 Index. A strong recovery in corporate profitability was a major catalyst for performance. Also, apart from Western Europe, international economic growth appeared to beat the expectations of a slowdown. Still, climbing oil prices remained a major headwind for the global economy amid concerns about long-term supply limitations in the face of strong global demand growth, especially from China and India. A terrorist attack in London, destructive hurricanes along the U.S.' Gulf Coast and numerous interest rate increases by the U.S. Federal Reserve Board also caused some concern. Despite these factors and weak estimates for the European economy, many European equity markets performed well. Japan's equity market rose significantly, and the emerging equity markets of Asia and Latin America were especially robust.

For the Portfolio as a whole, relatively good business conditions and corporate earnings, combined with investors' attraction to higher-quality companies with strong balance sheets and fundamentals, favored its managers' selections. Some of the Portfolio's best individual stock contributors included Switzerland's Roche, Japan's YAMADA DENKI and Daiwa Securities, the U.K.'s GlaxoSmithKline and Enodis and Germany's Pfeiffer Vacuum Technology. These positives, however, were not enough to offset mixed results from sector positioning and country allocation. Positioning in health care, financials and producer manufacturing areas benefited relative performance, but an underweighted position in the strongly-performing energy sector detracted. From a country perspective, exposure to the U.K., Japan and Switzerland helped performance. Within continental Europe, an allocation to Germany also sustained relative returns. However, modest exposure to the emerging markets limited relative gains.

BELOW, STACEY NAVIN, MANRAJ SEKHON AND TEAM, PORTFOLIO MANAGERS AT HENDERSON GLOBAL INVESTORS (NORTH AMERICA), INC., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE PERIOD FROM MAY 23, 2005, WHEN THEY ASSUMED MANAGEMENT OF ONE SLEEVE OF THE PORTFOLIO, THROUGH OCTOBER 31, 2005.

As a growth manager, we look to identify high quality companies that offer sustainable, above-average growth and whose growth is not currently reflected in their share price. We employ a fundamental, bottom-up process with a top-down overlay to identify stocks. In restructuring the portion of the Portfolio for which we assumed management, we emphasized a thematic and regional macro-view. Our style is expected to be in favor when international markets rotate to large-cap growth stocks and during quality-driven markets.

During the period from the end of May through the end of October, Japanese equities made significant gains, as foreign money flowed into the market. Investors were upbeat about the Japanese economy amid signs of ebbing deflation, growing full-time employment, positive wage growth, better retail sales and stronger non-manufacturing capital spending. The market was also boosted by a landslide election victory for pro-reform Prime Minister Koizumi. Not surprisingly, then, our portion of the Portfolio's performance was led by our Japanese holdings. Japanese financial firm Daiwa Securities was the main positive contributor to relative results. The Tokyo-based brokerage house is the second largest in Japan and provides a full range of traditional brokerage and investment banking services as well as asset management. The company benefited during the period from a robust increase in the demand for investment and savings products in Japan. Japanese information technology company Hoya was another outstanding performer. Strong end-market momentum, including that of mini hard-disk drives, drove Hoya's earnings upgrades and multiple expansion. In other areas, German financial firm Deutsche Bank contributed significantly to performance. When we purchased the stock, it had significantly underperformed relative to its peers despite restructuring efforts. We believed that, trading cheaply to the sector, the stock offered an attractive entry point.

Singapore Telecommunications was the primary detractor from relative performance over the period. The company suffered as profits, especially in Australia, were mildly disappointing.

----------
* The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused International Equity Portfolio Class A shares would have increased to $14,692. The same amount invested in securities mirroring the performance of the MSCI EAFE Index would be valued at $15,473.

[CHART]

                 FOCUSED INTERNATIONAL  MSCI EAFE
                    EQUITY CLASS A#       INDEX
11/1/2001              $   9,427        $  10,000
11/30/2001             $  10,000        $  10,369
12/31/2001             $  10,294        $  10,430
1/31/2002              $   9,932        $   9,876
2/28/2002              $  10,091        $   9,945
3/31/2002              $  10,777        $  10,483
4/30/2002              $  11,056        $  10,553
5/31/2002              $  11,124        $  10,686
6/30/2002              $  10,739        $  10,261
7/31/2002              $   9,585        $   9,248
8/31/2002              $   9,540        $   9,227
9/30/2002              $   8,967        $   8,236
10/31/2002             $   9,057        $   8,679
11/30/2002             $   9,419        $   9,073
12/31/2002             $   9,125        $   8,768
1/31/2003              $   8,899        $   8,402
2/28/2003              $   8,469        $   8,209
3/31/2003              $   8,318        $   8,048
4/30/2003              $   9,170        $   8,836
5/31/2003              $   9,698        $   9,372
6/30/2003              $   9,849        $   9,598
7/31/2003              $   9,977        $   9,831
8/31/2003              $  10,302        $  10,068
9/30/2003              $  10,633        $  10,378
10/31/2003             $  11,176        $  11,025
11/30/2003             $  11,531        $  11,270
12/31/2003             $  12,196        $  12,151
1/31/2004              $  12,393        $  12,323
2/29/2004              $  12,643        $  12,607
3/31/2004              $  12,704        $  12,678
4/30/2004              $  12,264        $  12,391
5/31/2004              $  12,204        $  12,433
6/30/2004              $  12,643        $  12,705
7/31/2004              $  11,999        $  12,293
8/31/2004              $  11,984        $  12,347
9/30/2004              $  12,295        $  12,670
10/31/2004             $  12,552        $  13,102
11/30/2004             $  13,189        $  13,997
12/31/2004             $  13,742        $  14,611
1/31/2005              $  13,347        $  14,343
2/28/2005              $  13,806        $  14,963
3/31/2005              $  13,370        $  14,587
4/30/2005              $  13,228        $  14,244
5/31/2005              $  13,481        $  14,251
6/30/2005              $  13,742        $  14,440
7/31/2005              $  14,209        $  14,882
8/31/2005              $  14,652        $  15,258
9/30/2005              $  14,992        $  15,938
10/31/2005             $  14,692        $  15,473

                                                    CLASS A                   CLASS B                   CLASS C++
                                           ----------------------     ----------------------     ----------------------
                                           AVERAGE                    AVERAGE                    AVERAGE
                                           ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED INTERNATIONAL EQUITY PORTFOLIO     RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
--------------------------------------     -------     ----------     -------     ----------     -------     ----------
1 year return                               10.32%       17.04%        12.32%       16.32%        15.28%       16.28%
5 year return                                 N/A          N/A           N/A          N/A           N/A          N/A
10 year return                                N/A          N/A           N/A          N/A           N/A          N/A
Since Inception*                            10.10%       55.85%        10.49%       51.99%        11.00%       51.75%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 11/01/01; Class B 11/01/01; Class C 11/01/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused International Equity Class A returned 10.32% compared to 18.09% for the MSCI EAFE Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED TECHNOLOGY PORTFOLIO CLASS B returned 15.13% (excluding sales charge) for the 12 months ended October 31, 2005. This outperformed the Portfolio's benchmark, the NASDAQ 100 Index, which posted a total return of 6.63% for the same period. The Portfolio also outperformed the Lipper Science & Technology Category, representing its peer group, which posted 8.47% over the same period.*

Within the technology sector, investors made clear distinctions throughout the annual period between those stocks with perceived sustainable growth opportunities and those with uncertain revenue streams and increasing risk profiles, preferring the former. One anomaly affecting the sector was that investors typically tend to favor technology stocks leading into the fourth quarter of a calendar year, hoping to benefit from an increase in corporate spending driven by a year-end rush to use remaining information technology budgets. In the latter months of this fiscal year, however, many investors preferred energy stocks, given that sector's superior earnings growth and stock performance. This led, in large part, to the technology sector lagging the broader equity market for the fiscal year overall. Should oil prices begin to retrace from recent highs, the energy trade may be thought overdone, and relative valuations and company-specific growth opportunities could make technology a likely destination for investment flows.

For the Portfolio as a whole, relatively good business conditions and corporate earnings, combined with investors' attraction to higher-quality companies with strong balance sheets and fundamentals, generally favored its managers' selections. Indeed, security selection was the Portfolio's primary contributor to performance. Some of the Portfolio's best individual stock contributors included Google and Red Hat in Internet software, SanDisk in semiconductors, E*TRADE in Internet financials and Getty Images in business services. Industry selection had a more modest, but still positive, effect on relative results. An underweighted position in consumer services helped as did overweighted positions in business services and electronic technology, particularly in the software area.

BELOW, WALTER C. PRICE AND TEAM, PORTFOLIO MANAGERS AT RCM CAPITAL MANAGEMENT, LLC, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Our portion of the Portfolio's holdings was indirectly affected by higher energy prices and inflation concerns, but most of our performance was directly due to effective industry allocation and stock selection. Our portion of the Portfolio was invested in five major industries of the technology market: Internet software & services, software, computers & peripherals, semiconductors and communications equipment. On average, the Portfolio held overweighted positions in each of these industries, except semiconductors. However, in June 2005, when semiconductor stocks rose considerably, we had prudently overweighted this area. Plus, the semiconductor stocks held by the Portfolio significantly outperformed the NASDAQ 100 Index's semiconductor holdings for the fiscal year overall. The Portfolio's positioning and stock selection in software contributed positively to relative results as well. Our portion of the Portfolio's overweighted position in Internet software & services stocks, which we believe are technology's growth drivers, detracted from relative results, as this group underperformed. However, this was more than offset by our effective stock selection in the industry. Our portion of the Portfolio's allocation and stock selection in computers & peripherals and communications equipment detracted.

From a stock selection perspective, we sought to target those companies with innovative new products or cost-cutting programs. This focus successfully kept us away from many of the large technology companies that were unable to recapture their past strong growth rates and thus were mediocre performers. Among the high-growth companies in our portion of the Portfolio that served us well were Google, SanDisk, Red Hat, Autodesk and Marvell Technology Group. We also had good results from identifying those companies undergoing successful turnarounds, especially NCR and Hewlett-Packard. On the negative side, we did have a few stocks in our portion of the Portfolio that we thought were emerging, but instead had difficulties with their products. Most notably was Verisign, which struggled with its mobile services. Other stocks that disappointed for the fiscal year included TIBCO Software, Research in Motion, Chartered Semiconductor and Yahoo.

----------

* The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Technology Portfolio Class B shares would have increased to $4,760. The same amount invested in securities mirroring the performance of the NASDAQ 100 Index would be valued at $4,884.

[CHART]

                  FOCUSED TECHNOLOGY     NASDAQ 100
                       CLASS B             INDEX
5/22/2000              $  10,000         $  10,000
5/31/2000              $  10,520         $  10,182
6/30/2000              $  13,320         $  11,529
7/31/2000              $  13,080         $  11,056
8/31/2000              $  15,480         $  12,491
9/30/2000              $  14,384         $  10,938
10/31/2000             $  12,376         $  10,055
11/30/2000             $   8,528         $   7,679
12/31/2000             $   8,776         $   7,174
1/31/2001              $   8,920         $   7,944
2/28/2001              $   6,088         $   5,847
3/31/2001              $   4,656         $   4,820
4/30/2001              $   5,640         $   5,684
5/31/2001              $   5,392         $   5,515
6/30/2001              $   5,144         $   5,608
7/31/2001              $   4,392         $   5,159
8/31/2001              $   3,624         $   4,504
9/30/2001              $   2,712         $   3,581
10/31/2001             $   3,144         $   4,183
11/30/2001             $   3,680         $   4,892
12/31/2001             $   3,872         $   4,834
1/31/2002              $   3,696         $   4,752
2/28/2002              $   3,184         $   4,167
3/31/2002              $   3,520         $   4,454
4/30/2002              $   2,984         $   3,916
5/31/2002              $   2,760         $   3,705
6/30/2002              $   2,464         $   3,224
7/31/2002              $   2,320         $   2,951
8/31/2002              $   2,272         $   2,890
9/30/2002              $   1,992         $   2,553
10/31/2002             $   2,208         $   3,035
11/30/2002             $   2,560         $   3,424
12/31/2002             $   2,168         $   3,020
1/31/2003              $   2,192         $   3,016
2/28/2003              $   2,216         $   3,100
3/31/2003              $   2,248         $   3,127
4/30/2003              $   2,560         $   3,396
5/31/2003              $   2,976         $   3,679
6/30/2003              $   3,128         $   3,690
7/31/2003              $   3,248         $   3,922
8/31/2003              $   3,448         $   4,120
9/30/2003              $   3,424         $   4,005
10/31/2003             $   3,848         $   4,354
11/30/2003             $   3,768         $   4,379
12/31/2003             $   3,888         $   4,514
1/31/2004              $   4,096         $   4,592
2/29/2004              $   4,080         $   4,523
3/31/2004              $   4,080         $   4,425
4/30/2004              $   3,936         $   4,312
5/31/2004              $   4,184         $   4,513
6/30/2004              $   4,224         $   4,668
7/31/2004              $   3,824         $   4,311
8/31/2004              $   3,648         $   4,216
9/30/2004              $   3,888         $   4,352
10/31/2004             $   4,176         $   4,580
11/30/2004             $   4,440         $   4,844
12/31/2004             $   4,640         $   4,999
1/31/2005              $   4,272         $   4,686
2/28/2005              $   4,208         $   4,664
3/31/2005              $   4,056         $   4,576
4/30/2005              $   3,920         $   4,386
5/31/2005              $   4,384         $   4,766
6/30/2005              $   4,384         $   4,615
7/31/2005              $   4,568         $   4,960
8/31/2005              $   4,552         $   4,891
9/30/2005              $   4,752         $   4,953
10/31/2005             $   4,760         $   4,884

                                                    CLASS A                   CLASS B                   CLASS C++
                                           ----------------------     ----------------------     ----------------------
                                           AVERAGE                    AVERAGE                    AVERAGE
                                           ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED TECHNOLOGY PORTFOLIO               RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
----------------------------               -------     ----------     -------     ----------     -------     ----------
1 year return                                9.14%       15.86%        11.13%       15.13%        14.33%       15.33%
5 year return                              (17.72)%     (59.99)%      (17.56)%     (61.15)%      (17.20)%     (61.09)%
10 year return                                N/A          N/A           N/A          N/A           N/A          N/A
Since Inception*                           (13.01)%     (50.32)%      (12.75)%     (51.92)%      (12.56)%     (51.84)%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 05/22/00; Class B 05/22/00; Class C 05/22/00.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Technology Class B returned 11.13% compared to 6.63% for the NASDAQ 100 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

FOCUSED DIVIDEND STRATEGY PORTFOLIO CLASS A returned 2.49% (excluding sales charge) for the 12 months ended October 31, 2005. This underperformed the Portfolio's benchmarks, the S&P 500 Index, which returned 8.72% and the Russell 1000 Value Index, which returned 11.86%, for the same period. The Portfolio also underperformed the Lipper Multi-Cap Value Category, representing its peer group, which posted 11.02% over the same period.*

Equity market conditions were challenging over the annual period overall. Large-cap value stocks appreciated over the 12 months, but their results significantly lagged the returns generated by the small-cap and mid-cap categories. In the first months of the fiscal year, equity prices staged a powerful recovery following the resolution of the 2004 presidential election. The equity market then lost ground in the second fiscal quarter, as fears of higher oil prices, increasing interest rates, mounting inflationary pressures and slowing corporate earnings weighed heavily on investor sentiment. Stocks resumed their climb in early April, with most equity indices setting peaks during the summer of 2005. As the fourth fiscal quarter began, the Federal Reserve Board's tightening cycle had passed the one-year mark, oil prices were setting new records and bonds remained quite strong. Still, U.S. equities continued to benefit from positive profit growth and solid GDP growth. As autumn approached, however, fears of faster economic growth and higher inflation caused the equity market to correct, and investors seemingly focused on a longer tightening cycle by the Fed. Hurricanes Katrina and Rita then turned the equity market's attention to energy disruption, slower growth and higher inflation. Through it all, the Fed maintained its measured pace of raising the targeted federal funds rate.

BELOW, FRANCIS GANNON AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD. PAUL MA AND TEAM OF AIG SUNAMERICA ASSET MANAGEMENT ASSUMED PORTFOLIO MANAGEMENT RESPONSIBILITIES FOR THE PORTFOLIO AS OF NOVEMBER 1, 2005.

The Portfolio is a quantitative, passively managed fund containing 30 of the highest yielding large-cap stocks in the U.S. equity market. Ten of these stocks are the highest yielding stocks in the Dow Jones Industrial Average (the "Dogs" of the Dow). The remaining 20 stocks are selected from the 400 largest U.S. industrial companies with market capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The Portfolio consists of blue chip companies with strong track records, with the recognition that "big name" large-cap companies historically have rotated in and out of favor. The Portfolio is structured to promote consistent investing regardless of market conditions, and thus analyzing the underlying fundamentals of the economy or the stock market is not considered a primary concern in the management of this Portfolio.

As a passively managed fund, we make no active sector decisions. The Portfolio's quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria. That said, the Portfolio was hurt by its underweighted exposure to energy, the top-performing sector in the Russell 1000 Value Index. Further detracting from relative performance were overweighted positions in materials and telecommunications and having no holdings in the strongly-performing utilities sector. Disappointing security selection in health care and financials also hurt. The primary detractors from the Portfolio's performance were Avon Products, General Motors, Pfizer, Verizon Communications and Anheuser-Busch.

On the other hand, an overweighted exposure to consumer staples and having no exposure to information technology helped the Portfolio's relative results. The top-performing individual stocks for the Portfolio during the annual period included Altria Group, Brown-Forman, Johnson Controls, Colgate-Palmolive and Paychex.

The Portfolio was rebalanced at the end of 2004 to reflect our "Dogs" for 2005, and a total of six names were replaced. New names to the Portfolio were Paychex, PepsiCo, Coca-Cola, Sysco, Verizon Communications and Avon Products. Stocks chosen to participate in the Portfolio are selected once a year and remain in the Portfolio for at least one year. We continue to believe our "Dogs" of Wall Street strategy provides greater diversification than the traditional Dow 10 strategy and offers an important risk-management tool.

----------
* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Dividend Strategy Portfolio Class A shares would have increased to $11,116. The same amount invested in securities mirroring the performance of the S&P 500 Index and the Russell 1000 Value Index would be valued at $12,097 and $14,671 respectively.

[CHART]

                  FOCUSED DIVIDEND   RUSSELL 1000
                  STRATEGY CLASS A#   VALUE INDEX     S&P 500 INDEX
6/8/1998               $  9,427         $ 10,000        $ 10,000
6/30/1998              $  9,201         $  9,952        $ 10,170
7/31/1998              $  9,020         $  9,776        $ 10,062
8/31/1998              $  7,971         $  8,322        $  8,609
9/30/1998              $  8,341         $  8,799        $  9,161
10/31/1998             $  8,929         $  9,481        $  9,905
11/30/1998             $  9,306         $  9,922        $ 10,505
12/31/1998             $  9,420         $ 10,260        $ 11,110
1/31/1999              $  9,100         $ 10,342        $ 11,575
2/28/1999              $  8,757         $ 10,196        $ 11,215
3/31/1999              $  8,704         $ 10,407        $ 11,664
4/30/1999              $  9,840         $ 11,379        $ 12,116
5/31/1999              $  9,725         $ 11,254        $ 11,830
6/30/1999              $ 10,053         $ 11,581        $ 12,486
7/31/1999              $  9,763         $ 11,242        $ 12,097
8/31/1999              $  9,573         $ 10,825        $ 12,037
9/30/1999              $  9,047         $ 10,446        $ 11,707
10/31/1999             $  9,298         $ 11,048        $ 12,448
11/30/1999             $  8,849         $ 10,961        $ 12,701
12/31/1999             $  8,721         $ 11,014        $ 13,449
1/31/2000              $  8,134         $ 10,655        $ 12,773
2/29/2000              $  7,242         $  9,863        $ 12,531
3/31/2000              $  7,828         $ 11,067        $ 13,757
4/30/2000              $  8,110         $ 10,938        $ 13,343
5/31/2000              $  8,295         $ 11,053        $ 13,070
6/30/2000              $  7,539         $ 10,548        $ 13,392
7/31/2000              $  7,587         $ 10,680        $ 13,183
8/31/2000              $  7,957         $ 11,274        $ 14,001
9/30/2000              $  7,772         $ 11,377        $ 13,262
10/31/2000             $  8,262         $ 11,657        $ 13,206
11/30/2000             $  8,118         $ 11,224        $ 12,165
12/31/2000             $  8,898         $ 11,787        $ 12,224
1/31/2001              $  9,054         $ 11,832        $ 12,658
2/28/2001              $  8,947         $ 11,503        $ 11,504
3/31/2001              $  8,692         $ 11,096        $ 10,775
4/30/2001              $  9,202         $ 11,641        $ 11,613
5/31/2001              $  9,407         $ 11,902        $ 11,690
6/30/2001              $  9,325         $ 11,638        $ 11,406
7/31/2001              $  9,506         $ 11,613        $ 11,294
8/31/2001              $  9,341         $ 11,148        $ 10,587
9/30/2001              $  8,553         $ 10,364        $  9,732
10/31/2001             $  8,733         $ 10,274        $  9,917
11/30/2001             $  9,473         $ 10,872        $ 10,678
12/31/2001             $  9,582         $ 11,128        $ 10,772
1/31/2002              $  9,607         $ 11,042        $ 10,614
2/28/2002              $  9,967         $ 11,060        $ 10,410
3/31/2002              $ 10,226         $ 11,583        $ 10,801
4/30/2002              $ 10,009         $ 11,186        $ 10,146
5/31/2002              $ 10,234         $ 11,242        $ 10,072
6/30/2002              $  9,708         $ 10,596        $  9,354
7/31/2002              $  9,055         $  9,611        $  8,625
8/31/2002              $  9,181         $  9,684        $  8,682
9/30/2002              $  8,119         $  8,607        $  7,738
10/31/2002             $  8,771         $  9,245        $  8,419
11/30/2002             $  9,223         $  9,827        $  8,915
12/31/2002             $  8,907         $  9,400        $  8,391
1/31/2003              $  8,310         $  9,173        $  8,172
2/28/2003              $  8,037         $  8,928        $  8,049
3/31/2003              $  8,040         $  8,943        $  8,127
4/30/2003              $  8,700         $  9,730        $  8,796
5/31/2003              $  9,188         $ 10,358        $  9,259
6/30/2003              $  9,188         $ 10,488        $  9,377
7/31/2003              $  9,352         $ 10,644        $  9,543
8/31/2003              $  9,567         $ 10,810        $  9,728
9/30/2003              $  9,312         $ 10,704        $  9,625
10/31/2003             $  9,797         $ 11,360        $ 10,170
11/30/2003             $ 10,005         $ 11,514        $ 10,259
12/31/2003             $ 10,650         $ 12,223        $ 10,797
1/31/2004              $ 10,702         $ 12,438        $ 10,995
2/29/2004              $ 10,946         $ 12,705        $ 11,147
3/31/2004              $ 10,767         $ 12,594        $ 10,979
4/30/2004              $ 10,916         $ 12,286        $ 10,807
5/31/2004              $ 10,881         $ 12,411        $ 10,955
6/30/2004              $ 11,089         $ 12,704        $ 11,168
7/31/2004              $ 10,728         $ 12,526        $ 10,799
8/31/2004              $ 10,860         $ 12,704        $ 10,842
9/30/2004              $ 10,811         $ 12,901        $ 10,960
10/31/2004             $ 10,846         $ 13,115        $ 11,127
11/30/2004             $ 11,217         $ 13,778        $ 11,577
12/31/2004             $ 11,640         $ 14,239        $ 11,971
1/31/2005              $ 11,276         $ 13,987        $ 11,680
2/28/2005              $ 11,515         $ 14,450        $ 11,925
3/31/2005              $ 11,408         $ 14,252        $ 11,714
4/30/2005              $ 11,230         $ 13,997        $ 11,492
5/31/2005              $ 11,345         $ 14,334        $ 11,857
6/30/2005              $ 11,177         $ 14,491        $ 11,874
7/31/2005              $ 11,311         $ 14,910        $ 12,316
8/31/2005              $ 11,096         $ 14,845        $ 12,203
9/30/2005              $ 11,062         $ 15,053        $ 12,302
10/31/2005             $ 11,116         $ 14,671        $ 12,097

                                                   CLASS A                    CLASS B                   CLASS C++
                                           ----------------------     ----------------------     ----------------------
                                           AVERAGE                    AVERAGE                    AVERAGE
                                           ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED DIVIDEND STRATEGY PORTFOLIO        RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
-----------------------------------        -------     ----------     -------     ----------     -------     ----------
1 year return                              (3.40)%        2.49%       (2.18)%        1.82%        0.82%         1.82%
5 year return                               4.86%        34.54%        5.08%        30.11%        5.40%        30.11%
10 year return                               N/A           N/A          N/A           N/A          N/A           N/A
Since Inception*                            1.44%        17.92%        1.58%        12.28%        1.58%        12.28%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.
*    Inception date: Class A 06/08/98; Class B 06/08/98; Class C 06/08/98.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2005, the Focused Dividend Strategy Class A returned (3.40)% compared to 8.72% for the S&P 500 Index and 11.86% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES
   SAMUEL M. EISENSTAT
   PETER A. HARBECK
   DR. JUDITH L. CRAVEN
   WILLIAM F. DEVIN
   STEPHEN J. GUTMAN
   JEFFREY S. BURUM
   WILLIAM J. SHEA

OFFICERS
   VINCENT M. MARRA, PRESIDENT
   DONNA M. HANDEL, TREASURER
   FRANCIS GANNON, VICE PRESIDENT
   J. STEVEN NEAMTZ, VICE PRESIDENT
   TIMOTHY PETTEE, VICE PRESIDENT
   CYNTHIA GIBBONS, VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER
   GREGORY N. BRESSLER, CHIEF LEGAL OFFICER AND SECRETARY
   GREGORY R. KINGSTON, VICE PRESIDENT AND ASSISTANT TREASURER
   COREY ISSING, ASSISTANT SECRETARY
   SHAWN PARRY, ASSISTANT TREASURER

INVESTMENT ADVISER
   AIG SUNAMERICA ASSET MANAGEMENT CORP.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

DISTRIBUTOR
   AIG SUNAMERICA CAPITAL SERVICES, INC.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

SHAREHOLDER SERVICING AGENT
   AIG SUNAMERICA FUND SERVICES, INC.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

CUSTODIAN AND TRANSFER AGENT
   STATE STREET BANK AND TRUST COMPANY
   P.O. BOX 419572
   KANSAS CITY, MO 64141-6572

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Fund's portfolio which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED PORTFOLIOS

Information regarding how SunAmerica Focused Portfolios voted proxies relating to securities held in the SunAmerica Focused Portfolios during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling
(800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, the Fund's Form N-Q will be available without charge on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the U.S. Securities and Exchange Commission's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo.sec.gov.

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

THE AIG SUNAMERICA FOCUSED PORTFOLIOS

STYLE-SPECIFIC FOCUSED PORTFOLIOS
An Institutional Approach to Retail Investing

FOCUSED LARGE-CAP VALUE

[DVM DREMAN VALUE MANAGEMENT, L.L.C. LOGO]

[MERCURY ADVISIORS LOGO]

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


FOCUSED MID-CAP VALUE

[KAMCO LOGO]

[REICH&TANG LOGO]

[PERKINS, WOLF, MCDONNELL AND COMPANY, LLC LOGO]


FOCUSED SMALL-CAP VALUE

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]

[BP BOSTON PARTNERS ASSET MANAGEMENT, L.P. LOGO]

[JANUS CAPITAL GROUP LOGO]


FOCUSED GROWTH AND INCOME

[MARSICO CAPITAL MANAGEMENT, LLC(R) LOGO]

[THRONBURG INVESTMENT MANAGEMENT LOGO]

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


FOCUSED LARGE-CAP GROWTH

[ALGER LOGO]

[AMERICAN CENTURY LOGO]

[MARSICO CAPITAL MANAGEMENT, LLC(R) LOGO]


FOCUSED MID-CAP GROWTH

[TIMESSQUARE CAPITAL MANAGEMENT, INC. LOGO]

[EAGLE ASSET MANAGEMENT, INC. LOGO]

[MUNDERCAPITAL LOGO]


FOCUSED SMALL-CAP GROWTH

[OBERWEIS ASSET MANAGEMENT, INC. LOGO]

[BARON LOGO]

DEUTSCHE ASSET MANAGEMENT

A Member of the
[DEUTSCHE BANK GROUP LOGO]

OTHER FOCUSED PORTFOLIOS

FOCUSED DIVIDEND STRATEGY
     AIG SunAmerica Asset Management

FOCUSED MULTI-CAP VALUE
     Third Avenue Management
     Northern Trust Investments
     JPMorgan Asset Management

FOCUSED MULTI-CAP GROWTH
     Janus Capital Group
     Credit Suisse Asset Management
     AIG SunAmerica Asset Management

FOCUSED INTERNATIONAL EQUITY
     Marsico Capital Management
     Oakmark Funds (Harris Associates)
     Henderson Global Investors

FOCUSED TECHNOLOGY
     RCM Capital Management
     BAMCO, Inc. ("Baron")
     AIG SunAmerica Asset Management

All managers as of October 31, 2005

DISTRIBUTED BY:

AIG SUNAMERICA CAPITAL SERVICES, INC.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311
800-858-8850 X6003
www.sunamericafunds.com

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

DISTRIBUTED BY:
AIG SUNAMERICA CAPITAL SERVICES, INC.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.
www.sunamericafunds.com

FOANN-10/05

Item 2.   Code of Ethics

          The SunAmerica Focused Series, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. The Code of Ethics was amended, effective December 1, 2004, to reflect the resignation of Robert M. Zakem as a "Covered Officer" as that term is defined in the Code of Ethics.

Item 3.   Audit Committee Financial Expert.

          The registrant's Board of Directors has determined that William J. Shea, the Chairman of the Registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to
          Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.


Item 4.   Principal Accountant Fees and Services.

          (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                      2004        2005
          Audit Fees               $ 234,793   $ 288,883
          Audit-Related Fees       $  77,065   $  81,493
          Tax Fees                 $ 139,405   $ 160,505
          All Other Fees           $       0   $       0

          Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     (e)

           (1) The Registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

           (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not Applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $241,998 and $216,470, respectively.

     (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

          Not applicable.

Item 11.  Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: January 9, 2006

By: /s/ Donna H. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: January 9, 2006